JNL SERIES TRUST

                               SEMI-ANNUAL REPORT



                                  JUNE 30, 2000







      JNL/ALGER GROWTH SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)

Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $396,520) ................   $  497,529
Receivables:
  Dividends and interest ...................           94
  Investment securities sold ...............        6,521
  Fund shares sold .........................          385
Collateral for securities loaned ...........        4,166
                                              --------------
TOTAL ASSETS ...............................      508,695
                                              --------------

LIABILITIES
Payables:
  Advisory fees ............................          381
  Administrative fees ......................           40
  Fund shares redeemed .....................           74
  Investment securities purchased ..........        8,402
Return of collateral for securities loaned .        4,166
                                              --------------
TOTAL LIABILITIES ..........................       13,063
                                              --------------

NET ASSETS .................................   $  495,632
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital ............................   $  378,405
Accumulated net investment loss ............         (198)
Accumulated net realized gain on
   investments .............................       16,416
Net unrealized appreciation on investments .      101,009
                                              --------------
                                               $  495,632
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED ..............       20,695
                                              ==============

NET ASSET VALUE PER SHARE ..................   $    23.95
                                              ==============

Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends ................................     $    904
  Interest .................................        1,295
  Securities lending .......................            2
  Foreign taxes withheld ...................           (1)
                                              --------------
TOTAL INVESTMENT INCOME ....................        2,200
                                              --------------

EXPENSES
  Advisory fees ............................        2,173
  Administrative fees ......................          225
                                              --------------
TOTAL EXPENSES .............................        2,398
                                              --------------
NET INVESTMENT LOSS ........................         (198)
                                              --------------

REALIZED AND UNREALIZED GAINS
Net realized gain on investments ...........       14,894
Net change in unrealized appreciation on
  investments ..............................        4,946
                                              --------------
NET REALIZED AND UNREALIZED GAIN ...........       19,840
                                              --------------

NET INCREASE IN NET ASSETS
  FROM OPERATIONS ..........................   $   19,642
                                              ==============



                     See notes to the financial statements.

JNL/ALGER GROWTH SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                   SIX MONTHS
                                                                                                      ENDED        YEAR ENDED
                                                                                                    JUNE 30,      DECEMBER 31,
                                                                                                      2000            1999
                                                                                                  --------------  --------------

OPERATIONS
  Net investment loss ..........................................................                    $    (198)      $    (589)
  Net realized gain on investments .............................................                       14,894          30,528
  Net change in unrealized appreciation on investments .........................                        4,946          53,379
                                                                                                  --------------  --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................................                       19,642          83,318
                                                                                                  --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ...................................................                            -               -
  From net realized gains on investment transactions ...........................                            -         (38,424)
                                                                                                  --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ............................................                            -         (38,424)
                                                                                                  --------------  --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares .............................................                      150,810         212,363
  Reinvestment of distributions ................................................                            -          38,424
  Cost of shares redeemed ......................................................                      (75,459)        (59,990)
                                                                                                  --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .............................                       75,351         190,797
                                                                                                  --------------  --------------

NET INCREASE IN NET ASSETS .....................................................                       94,993         235,691

NET ASSETS BEGINNING OF PERIOD .................................................                      400,639         164,948
                                                                                                  --------------  --------------

NET ASSETS END OF PERIOD .......................................................                    $ 495,632       $ 400,639
                                                                                                  ==============  ==============

UNDISTRIBUTED (ACCUMULATED) NET INVESTMENT INCOME (LOSS) .......................                    $    (198)      $       -
                                                                                                  ==============  ==============


(1)SHARE TRANSACTIONS:

  Shares sold ..................................................................                        6,391           9,903
  Reinvestment of distributions ................................................                            -           1,684-
  Shares redeemed ..............................................................                       (3,187)         (2,802)
                                                                                                  ==============  ==============
  Net increase .................................................................                        3,204           8,785
                                                                                                  ==============  ==============

PURCHASES AND SALES OF INVESTMENT SECURITIES (EXCLUDING SHORT-TERM SECURITIES):

  Purchases of securities ......................................................                   $  254,365      $  430,487
  Proceeds from sales of securities ............................................                      187,168         293,992



                     See notes to the financial statements.

JNL/ALGER GROWTH SERIES

Financial Highlights (Unaudited)

                                                                                                         PERIOD FROM    PERIOD FROM
                                                          SIX MONTHS                                       APRIL 1,     OCTOBER 16,
                                                            ENDED                                          1996 TO       1995* TO
                                                           JUNE 30,         YEAR ENDED DECEMBER 31,       DECEMBER 31,   MARCH 31,
                                                             2000        1999        1998        1997          1996        1996
                                                          --------     --------    --------     -------      -------      ------
Selected Per Share Data

Net asset value, beginning of period ....................   $22.91       $18.95      $13.56      $11.16       $10.38      $10.00

Income from operations:
Net investment income (loss) ............................    (0.01)       (0.03)          -       (0.01)           -           -
Net realized and unrealized gains on investments ........     1.05         6.42        6.20        2.93         0.78        0.38
                                                          --------     --------    --------     -------      -------      ------
Total income from operations ............................     1.04         6.39        6.20        2.92         0.78        0.38
                                                          --------     --------    --------     -------      -------      ------

Less distributions:
From net investment income ..............................        -            -           -           -            -           -
From net realized gains on investment transactions ......        -        (2.43)      (0.81)      (0.52)           -           -
                                                          --------     --------    --------     -------      -------      ------
Total distributions .....................................        -        (2.43)      (0.81)      (0.52)           -           -
                                                          --------     --------    --------     -------      -------      ------
Net increase ............................................     1.04         3.96        5.39        2.40         0.78        0.38
                                                          --------     --------    --------     -------      -------      ------

Net asset value, end of period ..........................   $23.95       $22.91      $18.95      $13.56       $11.16      $10.38
                                                          ========     ========    ========     =======      =======      ======

Total Return (a) ........................................   4.54 %      33.80 %     45.66 %     26.20 %       7.51 %      3.80 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ................ $495,632     $400,639    $164,948     $85,877      $38,252      $8,649
Ratio of expenses to average net assets (b) .............   1.07 %       1.07 %      1.06 %      1.10 %       1.07 %      1.03 %
Ratio of net investment loss to average net assets (b) ..  (0.09)%      (0.22)%     (0.02)%     (0.07)%      (0.02)%     (0.17)%
Portfolio turnover ......................................  45.53 %     122.58 %    121.39 %    125.44 %      59.92 %     50.85 %


Ratio information assuming no expense reimbursement:
Ratio of expenses to average net assets (b) .............      n/a          n/a      1.06 %      1.10 %       1.19 %      1.89 %
Ratio of net investment loss to average net assets (b) ..      n/a          n/a     (0.02)%     (0.07)%      (0.14)%     (1.03)%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

                     See notes to the financial statements.

                             JNL/ALGER GROWTH SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
                                    -----------------------

COMMON STOCKS - 90.8%

ADVERTISING - 0.9%
   Omnicom Group Inc.                   51,700  $   4,605

AEROSPACE & DEFENSE - 2.9%
   United Technologies Corp.           242,700     14,289

BIOTECHNOLOGY - 3.4%
   Amgen Inc. (a)                      238,300     16,741

COMPUTERS - 9.7%
   Cisco Systems Inc. (a)              259,100     16,404
   Dell Computer Corp. (a)             320,200     15,790
   Hewlett-Packard Co.                  89,300     11,151
   Sun Microsystems Inc. (a)            54,200      4,929
                                                -----------
                                                   48,274

DIVERSIFIED FINANCIAL SERVICES -
          6.5%
   American Express Co.                 42,600      2,221
   Charles Schwab Corp.                149,025      5,011
   Citigroup Inc.                      209,600     12,628
   Merrill Lynch & Co. Inc.             22,300      2,564
   Morgan  Stanley  Dean  Witter &
    Co.                                116,700      9,715
                                                -----------
                                                   32,139

ELECTRONICS - 5.0%
   Linear Technology Corp.             105,400      6,739
   Maxim Integrated Products (a)        78,100      5,306
   Solectron Corp. (a)                 136,700      5,724
   Teradyne Inc. (a)                    97,300      7,151
                                                -----------
                                                   24,920

FOOD - 3.3%
   Kroger Co. (a)                      260,500      5,747
   Safeway Inc. (a)                    233,800     10,550
                                                -----------
                                                   16,297

HEALTHCARE - 1.0%
   Medtronic Inc.                      102,100      5,086

LEISURE TIME - 1.0%
   Harley-Davidson Inc.                133,400      5,136

MANUFACTURING - 3.9%
   Corning Inc.                         72,600     19,593

MEDIA - 5.5%
   AT&T - Liberty Media Group -
      Class A (a)                      284,000      6,887
   Clear Channel Communications
     Inc. (a)                           73,000      5,475
   Comcast Corp. (a)                    82,000      3,321
   Cox Communications Inc. (a) (c)      86,800      3,955
   Time Warner Inc.                     99,100      7,532
                                                -----------
                                                   27,170



                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

OIL & GAS PRODUCERS - 6.4%
   Exxon Mobil Corp.                   177,700  $  13,949
   Halliburton Co.                     376,150     17,750
                                                -----------
                                                   31,699

PHARMACEUTICALS - 9.0%
   American Home Products Corp.        259,746     15,260
   Cardinal Health Inc.                 65,500      4,847
   Eli Lilly & Co.                      23,700      2,367
   Pfizer Inc.                         468,600     22,493
                                                -----------
                                                   44,967

RETAIL - 9.2%
   Best Buy Co. Inc. (a)               137,300      8,684
   eBay Inc. (a)                       202,200     10,982
   Home Depot Inc.                     207,025     10,338
   Wal-Mart Stores Inc.                273,900     15,783
                                                -----------
                                                   45,787

SEMICONDUCTORS - 13.4%
   Altera Corp. (a)                     93,700      9,552
   Applied Materials Inc. (a)          188,900     17,119
   Intel Corp.                         107,800     14,411
   Micron Technologies Inc. (a)         99,700      8,780
   Motorola Inc.                       316,200      9,190
   Texas Instruments Inc.              113,500      7,796
                                                -----------
                                                   66,848

SOFTWARE - 7.5%
   America Online Inc. (a)             137,300      7,243
   CNET Networks Inc. (a)               51,200      1,258
   i2 Technologies Inc. (a)             23,045      2,403
   Intuit Inc. (a)                      66,900      2,768
   Microsoft Corp. (a)                 217,900     17,432
   Oracle Corp. (a)                     31,300      2,631
   Yahoo Inc. (a)                       29,190      3,616
                                                -----------
                                                   37,351

TELECOMMUNICATIONS - 1.0%
   Telefonatiebolaget LM Ericsson -    251,500      5,030
   ADR

TRANSPORTATION - 1.2%
   Kansas City Southern Industries      67,600      5,995
   Inc.
                                                -----------

   Total Common Stocks
     (cost $350,918)                              451,927
                                                -----------

                     See notes to the financial statements.

                             JNL/ALGER GROWTH SERIES

                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

SHORT TERM INVESTMENTS - 9.2%

COMMERCIAL PAPER - 8.4%
   Baus Funding LLC, 6.72%,
      07/14/2000                    $8,000,000   $  7,980

   BMW US Capital Corp., 6.52%,
      07/11/2000                     9,000,000      8,984
   Motiva Enterprises LLC, 6.55%,
      07/21/2000                     8,000,000      7,971
   Nestle Capital Corp., 6.66%,
      07/07/2000                     8,000,000      7,991
   Salomon Smith Barney Holdings,
    6.55%, 07/24/2000                9,000,000      8,962
                                                -----------
                                                   41,888



                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

MONEY MARKET FUND - 0.8%
   Dreyfus Cash Management Plus,                    3,714
    6.51% (b)                        3,713,627  $
                                                -----------

     Total Short Term Investments
       (cost $45,602)                              45,602
                                                -----------

TOTAL INVESTMENTS  - 100%
   (cost $396,520)                              $ 497,529
                                                ===========



--------------------------------------------------------------------------------
(a)      Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.
(c)      All or a portion of this security has been loaned.

Based on the cost of investments of $398,086 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $115,254, the gross unrealized depreciation was $15,811 and the net unrealized appreciation on investments was $99,443.


                     See notes to the financial statements.

JNL/ALLIANCE GROWTH SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $68,994) ..................  $   72,985
Receivables:
  Dividends and interest ....................          32
  Fund shares sold ..........................         998
  Investment securities sold ................         609
                                              --------------
TOTAL ASSETS ................................      74,624
                                              --------------

LIABILITIES
Payables:
  Advisory fees .............................          43
  Administrative fees .......................           6
  Fund shares redeemed ......................          18
  Investment securities purchased ...........         255
                                              --------------
TOTAL LIABILITIES ...........................         322
                                              --------------

NET ASSETS ..................................  $   74,302
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital .............................  $   70,256
Undistributed net investment income .........          32
Accumulated net realized gain on
investments .................................          23
Net unrealized appreciation on investments ..       3,991
                                              --------------
                                               $   74,302
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED ...............       4,373
                                              ==============

NET ASSET VALUE PER SHARE ...................  $    16.99
                                              ==============



Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends .................................  $      103
  Interest ..................................          94
  Foreign taxes withheld ....................          (2)
                                              --------------
TOTAL INVESTMENT INCOME .....................         195
                                              --------------

EXPENSES
  Advisory fees .............................         144
  Administrative fees .......................          19
                                              --------------
TOTAL EXPENSES ..............................         163
                                              --------------
NET INVESTMENT INCOME .......................          32
                                              --------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments ............        (223)
Net change in unrealized appreciation on
  investments ...............................       1,109
                                              --------------
NET REALIZED AND UNREALIZED GAIN ............         886
                                              --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..    $    918
                                              ==============


                     See notes to the financial statements.

JNL/ALLIANCE GROWTH SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                            SIX MONTHS
                                                                                               ENDED        YEAR ENDED
                                                                                             JUNE 30,      DECEMBER 31,
                                                                                               2000            1999
                                                                                           --------------  --------------

OPERATIONS
  Net investment income (loss) .................................................           $          32   $          (7)
  Net realized gain (loss) on investments ......................................                    (223)            701
  Net change in unrealized appreciation on investments .........................                   1,109           2,063
                                                                                           --------------  --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................................                     918           2,757
                                                                                           --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ...................................................                       -               -
  From net realized gains on investment transactions ...........................                       -            (415)
                                                                                           --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ............................................                       -            (415)
                                                                                           --------------  --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares .............................................                  60,137          14,632
  Reinvestment of distributions ................................................                       -             415
  Cost of shares redeemed ......................................................                  (5,009)         (3,706)
                                                                                           --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .............................                  55,128          11,341
                                                                                           --------------  --------------

NET INCREASE IN NET ASSETS .....................................................                  56,046          13,683

NET ASSETS BEGINNING OF PERIOD .................................................                  18,256           4,573
                                                                                           --------------  --------------

NET ASSETS END OF PERIOD .......................................................           $      74,302   $      18,256
                                                                                           ==============  ==============

UNDISTRIBUTED NET INVESTMENT INCOME ............................................           $          32               -
                                                                                           ==============  ==============


   (1)SHARE TRANSACTIONs:

     Shares sold ...............................................................                   3,583             973
     Reinvestment of distributions .............................................                       -              25
     Shares redeemed ...........................................................                    (307)           (245)
                                                                                           --------------  --------------
     Net increase ..............................................................                   3,276             753
                                                                                           ==============  ==============

   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities ...................................................           $      57,747   $      15,528
     Proceeds from sales of securities .........................................                   6,840           5,099


                     See notes to the financial statements.

JNL/ALLIANCE GROWTH SERIES

Financial Highlights (Unaudited)

                                                                                                                      PERIOD FROM
                                                                                       SIX MONTHS                       MARCH 2,
                                                                                         ENDED         YEAR ENDED       1998* TO
                                                                                        JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                                                          2000            1999            1998
                                                                                     --------------- --------------- ---------------
      SELECTED PER SHARE DATA

      NET ASSET VALUE, BEGINNING OF PERIOD .....................................     $     16.64     $       13.28   $      10.00
                                                                                     --------------- --------------- ---------------
      INCOME FROM OPERATIONS:
        Net investment income (loss) ...........................................            0.01             (0.01)         (0.01)
        Net realized and unrealized gains on investments .......................            0.34              3.76           3.29
                                                                                     --------------- --------------- ---------------
        Total income from operations ...........................................            0.35              3.75           3.28
                                                                                     --------------- --------------- ---------------

      LESS DISTRIBUTIONS:
        From net investment income .............................................               -                 -              -
        From net realized gains on investment transactions .....................               -             (0.39)             -
                                                                                     --------------- --------------- ---------------
        Total distributions ....................................................               -             (0.39)             -
                                                                                     --------------- --------------- ---------------
        Net increase ...........................................................            0.35              3.36           3.28
                                                                                     --------------- --------------- ---------------

      NET ASSET VALUE, END OF PERIOD ...........................................     $     16.99     $       16.64   $      13.28
                                                                                     =============== =============== ===============

      TOTAL RETURN (A) .........................................................           2.10%            28.23%         32.80%

      RATIOS AND SUPPLEMENTAL DATA:
        Net assets, end of period (in thousands) ...............................     $    74,302     $      18,256   $      4,573
        Ratio of expenses to average net assets (b) ............................          0.875%            0.875%         0.925%
        Ratio of net investment income (loss) to average net assets (b) ........           0.17%           (0.07)%        (0.08)%
        Portfolio turnover .....................................................          19.59%            51.15%        136.69%


      RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT:
        Ratio of expenses to average net assets (b) ............................             n/a               n/a          2.13%
        Ratio of net investment loss to average net assets (b) .................             n/a               n/a        (1.28)%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.


                     See notes to the financial statements.

                           JNL/ALLIANCE GROWTH SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                    SHARES OR   MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

COMMON STOCKS - 95.3%

AEROSPACE & DEFENSE - 2.1%
   Honeywell International Inc.         10,900  $       367
   United Technologies Corp.            19,400        1,142
                                                -----------
                                                      1,509

AIRLINES - 1.0%
   Continental Airlines Inc. (a)         8,600          404
   Delta Air Lines Inc.                  2,100          106
   UAL Corp.                             4,200          245
                                                -----------
                                                        755

BANKS - 1.4%
   Bank of America Corp.                   200            9
   Chase Manhattan Corp.                16,200          746
   Wells Fargo & Co.                     7,000          271
                                                -----------
                                                      1,026

COMPUTERS - 10.4%
   Cisco Systems Inc. (a)               47,600        3,014
   Dell Computer Corp. (a)              47,700        2,352
   EMC Corp. (a)                        21,700        1,670
   International Business Machines
    Corp.                                4,000          438
   Sun Microsystems Inc. (a)             1,200          109
                                                -----------
                                                      7,583


COSMETICS & PERSONAL CARE - 0.8%
   Colgate-Palmolive Co.                 9,300          557

DIVERSIFIED FINANCIAL SERVICES - 13.4%
   Associates First Capital Corp.       93,200        2,080
   CIT Group Inc.                       53,100          863
   Citigroup Inc.                       43,900        2,645
   Fannie Mae                            5,600          292
   Freddie Mac                          10,900          441
   Goldman Sachs Group Inc.              4,200          398
   Household International Inc.         27,300        1,135
   MBNA Corp.                           18,500          502
   Morgan Stanley Dean Witter & Co.     17,300        1,440
                                                -----------
                                                      9,796

ELECTRONICS - 0.2%
   Solectron Corp. (a)                   3,400          142

HEALTHCARE - 0.9%
   Medtronic Inc.                       12,500          623

INSURANCE - 1.1%
   American International Group          6,600          776
Inc.



                                    SHARES OR   MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

MANUFACTURING - 6.7%
   Corning Inc.                          5,100   $  1,377
   E-Tek Dynamics Inc. (a)               1,100        290
   General Electric Co.                    900         48
   Tyco International Ltd.              67,700      3,207
                                                -----------
                                                    4,922

MEDIA - 9.3%
   AMFM Inc. (a)                         6,200        428
   AT&T - Liberty Media Group -
    Class A (a)                         84,100      2,039
   Clear Channel Communications
     Inc. (a)                            3,300        248
   MediaOne Group Inc. (a)              24,000      1,587
   Time Warner Inc.                     16,700      1,269
   Viacom Inc. - Class B (a)            12,000        818
   Walt Disney Co.                       9,500        369
                                                -----------
                                                    6,758

OIL & GAS PRODUCERS - 1.6%
   BP Amoco Plc - ADR                   21,352      1,208

PHARMACEUTICALS - 10.4%
   Pfizer Inc.                          95,525      4,585
   Pharmacia Corp.                      11,320        585
   Schering-Plough Corp.                48,700      2,459
                                                -----------
                                                    7,629

RETAIL - 6.5%
   Costco Wholesale Corp. (a)            7,200        238
   eBay Inc. (a)                         2,600        141
   Home Depot Inc.                      47,100      2,352
   Kohl's Corp. (a)                     10,400        578
   Lowe's Cos. Inc.                     18,000        739
   Wal-Mart Stores Inc.                  3,900        225
   Walgreen Co.                         14,700        473
                                                -----------
                                                    4,746

SEMICONDUCTORS - 11.5%
   Applied Materials Inc. (a)           34,400      3,117
   Intel Corp.                          30,100      4,024
   Micron Technology Inc.                8,200        722
   Motorola Inc.                        17,100        497
   Texas Instruments Inc.                1,000         69
                                                -----------
                                                    8,429

SOFTWARE - 5.5%
   America Online Inc. (a)               3,100        164
   Microsoft Corp. (a)                  28,200      2,256
   Oracle Corp. (a)                     12,400      1,042
   Yahoo Inc. (a)                        4,300        533
                                                -----------
                                                    3,995

TELECOMMUNICATIONS - 12.5%
   Amdocs Ltd. (a)                       2,800        215


                     See notes to the financial statements.

                           JNL/ALLIANCE GROWTH SERIES

                                    SHARES OR   MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

   AT&T Wireless Group (a)              54,300  $   1,513
   Lucent Technologies Inc.              2,900        172
   Nokia Corp. - ADR                     69,300     3,461
   Nortel Networks Corp.                 21,800     1,488
   Sprint Corp. (FON Group)              13,900       709
   Vodafone AirTouch Plc - ADR           37,400     1,550
                                                -----------
                                                    9,108
                                                -----------

     Total Common Stocks
       (cost $65,570)                              69,561
                                                -----------

SHORT TERM INVESTMENT - 4.7%

MONEY MARKET FUND - 4.7%
   Dreyfus Cash Management Plus,
     6.51 % (b)                       3,424,174     3,424
                                                -----------

     Total Short Term Investment
       (cost $3,424)                                3,424
                                                -----------

TOTAL INVESTMENTS -  100%
   (cost $68,994)                               $  72,985
                                                ===========
--------------------------------------------------------------------------------
(a)      Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.


Based on the cost of investments of $69,025 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $7,640, the gross unrealized depreciation was $3,680 and the net unrealized appreciation on investments was $3,960.

                     See notes to the financial statements.

JNL/EAGLE CORE EQUITY SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $115,284) ................   $  121,418
Receivables:
  Dividends and interest ...................           97
  Fund shares sold .........................          249
  Investment securities sold ...............          757
Collateral for securities loaned ...........        3,520
                                              --------------
TOTAL ASSETS ...............................      126,041
                                              --------------

LIABILITIES
Payables:
  Advisory fees ............................           84
  Administrative fees ......................           10
  Fund shares redeemed .....................           28
  Investment securities purchased ..........        2,660
Options written, at value
  (premiums received $9) ...................            4
Return of collateral for securities loaned .        3,520
                                              --------------
TOTAL LIABILITIES ..........................        6,306
                                              --------------

NET ASSETS .................................   $  119,735
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital ............................   $  100,591
Undistributed net investment income ........          399
Accumulated net realized gain on
  investments ..............................       12,606
Net unrealized appreciation on investments
  and options written ......................        6,139
                                              ==============
                                               $  119,735
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED ..............        6,254
                                              ==============

NET ASSET VALUE PER SHARE ..................    $   19.14
                                              ==============



Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends ................................    $     657
  Interest .................................          189
  Securities lending .......................           15
  Foreign taxes withheld ...................           (2)
                                              --------------
TOTAL INVESTMENT INCOME ....................          859
                                              --------------

EXPENSES
  Advisory fees ............................          477
  Administrative fees ......................           55
                                              --------------
TOTAL EXPENSES .............................          532
                                              --------------
NET INVESTMENT INCOME ......................          327
                                              --------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  Net realized gain on:
    Investments ............................        7,788
    Options written ........................          117
  Net change in unrealized appreciation
    (depreciation) on:
    Investments ............................       (3,626)
    Options written ........................            5
                                              --------------
NET REALIZED AND UNREALIZED GAIN ...........        4,284
                                              --------------

NET INCREASE IN NET ASSETS
  FROM OPERATIONS ..........................    $   4,611
                                              ==============


                     See notes to the financial statements.

JNL/EAGLE CORE EQUITY SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                     SIX MONTHS
                                                                                        ENDED        YEAR ENDED
                                                                                      JUNE 30,      DECEMBER 31,
                                                                                         2000            1999
                                                                                     --------------  --------------

OPERATIONS
  Net investment income ........................................................        $    327        $    602
  Net realized gain on:
    Investments ................................................................           7,788          10,754
    Options written ............................................................             117               -
  Net change in unrealized appreciation (depreciation) on:
    Investments ................................................................          (3,626)          3,781
    Options written ............................................................               5              (3)
                                                                                     --------------  --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................................           4,611          15,134
                                                                                     --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ...................................................               -            (551)
  From net realized gains on investment transactions ...........................               -          (5,169)
                                                                                     --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ............................................               -          (5,720)
                                                                                     --------------  --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares .............................................          47,475          63,703
  Reinvestment of distributions ................................................               -           5,720
  Cost of shares redeemed ......................................................         (27,680)        (20,677)
                                                                                     --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .............................          19,795          48,746
                                                                                     --------------  --------------

NET INCREASE IN NET ASSETS .....................................................          24,406          58,160

NET ASSETS BEGINNING OF PERIOD .................................................          95,329          37,169
                                                                                     --------------  --------------

NET ASSETS END OF PERIOD .......................................................      $  119,735      $   95,329
                                                                                     ==============  ==============

UNDISTRIBUTED NET INVESTMENT INCOME ............................................      $      399      $       72
                                                                                     ==============  ==============


   (1)SHARE TRANSACTIONs:

     Shares sold ...............................................................           2,555           3,705
     Reinvestment of distributions .............................................               -             311
     Shares redeemed ...........................................................          (1,462)         (1,192)
                                                                                     --------------  --------------
     Net increase ..............................................................           1,093           2,824
                                                                                     ==============  ==============

   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities                                                          $  130,453      $  108,410
     Proceeds from sales of securities                                                   108,943          70,902

                     See notes to the financial statements.

JNL/EAGLE CORE EQUITY SERIES

Financial Highlights (Unaudited)

                                                                                                                      PERIOD FROM
                                                       SIX MONTHS                                                     SEPTEMBER 16,
                                                         ENDED                                                          1996* TO
                                                        JUNE 30,                YEAR ENDED DECEMBER 31,               DECEMBER 31,
                                                          2000            1999            1998            1997            1996
                                                     --------------- --------------- --------------- --------------  ---------------


Selected Per Share Data

Net asset value, beginning of period ....................   $   18.47      $  15.91       $  13.75       $  10.62        $  10.00
                                                            ---------      --------       --------       --------        --------
Income from operations:
Net investment income ...................................        0.05          0.11           0.10           0.08            0.03
Net realized and unrealized gains on investments and
options written .........................................        0.62          3.63           2.17           3.35            0.62
                                                            ---------      --------       --------       --------        --------
Total income from operations ............................        0.67          3.74           2.27           3.43            0.65
                                                            ---------      --------       --------       --------        --------

Less distributions:
From net investment income ..............................           -         (0.11)         (0.09)         (0.08)          (0.03)
From net realized gains on investment transactions ......           -         (1.07)         (0.02)         (0.22)              -
                                                            ---------      --------       --------       --------        --------
Total distributions .....................................           -         (1.18)         (0.11)         (0.30)          (0.03)
                                                            ---------      --------       --------       --------        --------
Net increase ............................................        0.67          2.56           2.16           3.13            0.62
                                                            ---------      --------       --------       --------        --------

Net asset value, end of period ..........................   $   19.14      $  18.47       $  15.91       $  13.75        $  10.62
                                                            =========      ========       ========       ========        ========

Total Return (a) ........................................      3.63 %       23.55 %        16.54 %        32.35 %          6.47 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ................   $ 119,735      $ 95,329       $ 37,169       $ 11,896        $  1,954
Ratio of expenses to average net assets (b) .............      0.97 %        0.99 %         1.05 %         1.05 %          1.05 %
Ratio of net investment income to average net assets (b)       0.60 %        0.97 %         1.07 %         1.00 %          1.10 %
Portfolio turnover ......................................    104.07 %      124.71 %        67.04 %        51.48 %          1.36 %


Ratio information assuming no expense reimbursement:
Ratio of expenses to average net assets (b) .............         n/a           n/a         1.17 %         1.54 %          4.57 %
Ratio of net investment income (loss) to average net
assets (b) ..............................................         n/a           n/a         0.95 %         0.51 %         (2.42)%


--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.


                     See notes to the financial statements.

                          JNL/EAGLE CORE EQUITY SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                    SHARES OR   MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

COMMON STOCKS - 91.8%

ADVERTISING - 0.4%
   Omnicom Group Inc.                    6,000   $    534

AEROSPACE & DEFENSE - 2.0%
   Boeing Co.                           25,000      1,045
   Honeywell International Inc.         40,437      1,362
                                                -----------
                                                    2,407

AUTO MANUFACTURERS - 0.8%
   Ford Motor Co.                        9,600        413
   General Motors Corp.                 10,529        611
                                                -----------
                                                    1,024

AUTO PARTS & EQUIPMENT - 0.0%
   Visteon Corp.                         1,257         15

BANKS - 4.4%
   Bank of America Corp.                33,000      1,419
   Chase Manhattan Corp.                25,800      1,188
   Fleet Boston Financial Corp.         33,000      1,122
   Mellon Financial Corp.               17,000        619
   Wells Fargo & Co.                    25,000        969
                                                -----------
                                                    5,317

BEVERAGES - 0.4%
   PepsiCo Inc.                         10,000        444

BIOTECHNOLOGY - 0.5%
   Genentech Inc. (a)                    2,300        396
     PE Corp. - PE Biosystems Group      3,500        230
                                                -----------
                                                      626

CHEMICALS - 2.4%
   E.I. du Pont de Nemours & Co.        22,252      1,105
   Praxair Inc.                         22,600        846
   Rohm and Haas Co.                    28,000        966
                                                -----------
                                                    2,917

COMPUTERS - 11.9%
   Cisco Systems Inc. (a)               44,000      2,786
   Compaq Computer Corp.                53,000      1,355
   Dell Computer Corp. (a)              70,450      3,474
   Electronic Data Systems Corp.        26,500      1,093
   EMC Corp. (a)                        25,300      1,946
   Extreme Networks Inc. (a)             2,000        211
   Foundry Networks Inc. (a)             1,000        110
   Gateway Inc. (a)                     11,900        675
   Handspring Inc. (a) (d)              10,000        270
   International Business Machines
     Corp.                              17,000      1,863
   Sun Microsystems Inc. (a)             7,400        673
                                                -----------
                                                   14,456

                                    SHARES OR   MARKET
                                    PRINCIPAL   VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -
          7.5%
   American Express Co.                 15,150   $    790
   Associates First Capital Corp.       25,000        558
   Capital One Financial Corp.          30,000      1,339
   Charles Schwab Corp.                 15,500        521
   Citigroup Inc.                       39,500      2,380
   Freddie Mac                          11,000        445
   Goldman Sachs Group Inc.              7,900        749
   Lehman Brothers Holdings Inc.        10,000        946
   Morgan Stanley Dean Witter & Co.      9,250        770
   Providian Financial Corp.             6,300        567
                                                -----------
                                                    9,065

ELECTRIC - 0.1%
   NiSource Inc.                         8,000        149

ELECTRICAL COMPONENTS & EQUIPMENT  -  0.1%
   Interlink Electronics Inc. (a)        2,300         96

ELECTRONICS - 0.5%
   Koninklijke Philips Electronics
     NV - NYS                           12,080        574

FOOD - 0.9%
   H. J. Heinz Co.                      10,600        464
   Sysco Corp.                          13,600        573
                                                -----------
                                                    1,037

FOREST PRODUCTS & PAPER - 0.9%
   International Paper Co.              35,000      1,043

HEALTHCARE - 3.4%
   Bausch & Lomb Inc.                   14,300      1,106
   Baxter International Inc.             6,450        454
   Guidant Corp. (a)                    13,450        666
   HCA - The Healthcare Co.             45,000      1,367
   Medtronic Inc.                        9,950        496
                                                -----------
                                                    4,089

HOME FURNISHINGS - 0.3%
   Gemstar International Group Ltd.
     (a)                                 6,500        399

INSURANCE - 3.3%
   American International Group Inc.    15,675      1,842
   Marsh & McLennan Cos. Inc.            4,000        418
   MetLife Inc. (a) (d)                 87,000      1,832
                                                -----------
                                                    4,092

MACHINERY - 0.6%
   Cooper Cameron Corp. (a)              3,800        251
   Deere & Co.                          14,000        518
                                                -----------
                                                      769

MANUFACTURING - 3.7%
   E-Tek Dynamics Inc. (a)               1,550        409
   Eaton Corp.                          17,300      1,159

                     See notes to the financial statements.

                          JNL/EAGLE CORE EQUITY SERIES

                                    SHARES OR   MARKET
                                    PRINCIPAL   VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

   General Electric Co.                 21,850  $   1,158
   Harsco Corp.                         19,000        485
   Minnesota Mining & Manufacturing
   Co.                                  13,000      1,073
   Pall Corp.                           12,000        222
                                                -----------
                                                    4,506

MEDIA - 4.1%
   Adelphia Communications Corp. -
      Class A (a)                        9,850        462
   AMFM Inc. (a)                        16,100      1,111
   Charter Communications Inc. (a)      22,700        373
   Comcast Corp. (a)                    14,900        603
   McGraw-Hill Cos. Inc.                11,000        594
   MediaOne Group Inc. (a)              12,000        794
   Viacom Inc. - Class A (a)            15,000      1,026
                                                -----------
                                                    4,963

OIL & GAS PRODUCERS - 9.3%
   Barrett Resources Corp. (a)           3,800        116
   BP Amoco Plc - ADR                   23,122      1,308
   Burlington Resources Inc.            25,000        956
   Conoco Inc. - Class B                30,056        738
   El Paso Energy Corp.                 25,400      1,294
   Enron Corp.                           5,250        339
   Exxon Mobil Corp.                    25,800      2,025
   MCN Energy Group Inc.                10,000        214
   Santa Fe International Corp.         30,900      1,080
   Smith International Inc. (a)          2,700        197
   Transocean Sedco Forex Inc.          17,000        908
   UGI Corp.                            15,000        308
   USX-Marathon Group Inc.              41,300      1,035
   Weatherford International Inc.
     (a)                                 4,000        159
   Williams Cos. Inc.                   15,000        625
                                                -----------
                                                   11,302

PHARMACEUTICALS - 4.5%
   American Home Products Corp.         11,700        687
   Johnson & Johnson                     6,600        672
   Merck & Co. Inc.                     13,650      1,046
   Pfizer Inc.                          28,000      1,344
   Pharmacia Corp.                      25,706      1,329
   Schering-Plough Corp.                 6,950        351
                                                -----------
                                                    5,429

REAL ESTATE - 0.4%
   Nationwide Health Properties Inc.    12,000        167
   Public Storage Inc.                   6,500        152
   Sun Communities Inc.                  4,900        164
                                                -----------
                                                      483

RETAIL - 5.5%
   Costco Wholesale Corp. (a)           24,250        800
   Federated Department Stores Inc.     25,200        851
   (a)
   Home Depot Inc.                      34,850      1,740
   Intimate Brands Inc.                 30,000        593



                                    SHARES OR   MARKET
                                    PRINCIPAL   VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

   Target Corp.                          6,700   $    389
   Wal-Mart Stores Inc.                 40,000      2,305
                                                -----------
                                                    6,678

SAVINGS & LOANS - 0.5%
   Charter One Financial Inc.           26,000
                                                      598

SEMICONDUCTORS - 4.1%
   Applied Materials Inc. (a)            4,400        399
   Applied Micro Circuits Corp. (a)      3,600        356
   Intel Corp.                          24,500      3,275
   Motorola Inc.                         6,000        174
   National Semiconductor Corp. (a)      5,000        284
   SCG Holding Corp. (a)                24,300        532
                                                -----------
                                                    5,020

SOFTWARE - 6.7%
   America Online Inc. (a)              29,500      1,556
   AsiaInfo Holdings Inc. (a)              400         18
   Centillium Communications Inc.(a)     1,800        124
   Integrated Circuit Systems Inc. (a)   9,350        160
   Microsoft Corp. (a)                  53,500      4,280
   Nasdaq-100 Shares Index Tracking
    Stock (a) (d)                       10,200        951
   Oracle Corp. (a)                      4,000        336
   Veritas Software Corp. (a)            3,700        418
   Virage Inc. (a)                       4,500         81
   Yahoo Inc. (a)                        2,000        248
                                                -----------
                                                    8,172

TELECOMMUNICATIONS - 12.3%
   Accelerated Networks Inc. (a)         1,950         82
   Alltel Corp.                          9,000        557
   AT&T Corp.                           11,000        348
   AT&T Wireless Group (a)                            251
                                         9,000
   CIENA Corp. (a)                         800        133
   Echostar Communications Corp. (a)     8,000        265
   General Motors Corp. -  Class H (a)   3,696        324
   GTE Corp.                             7,400        461
   JDS Uniphase Corp. (a)                7,050        845
   Juniper Networks Inc. (a)             2,000        291
   LSI Logic Corp. (a) (d)               7,850        425
   Lucent Technologies Inc.             27,700      1,641
   Nokia Corp. - ADR                    29,100      1,453
   Nortel Networks Corp.                29,300      2,000
   SBC Communications Inc.              37,300      1,613
   Sprint Corp. (FON Group)             23,945      1,221
   Sycamore Networks Inc. (a)            8,200        905
   US West Inc.                         25,300      2,169
                                                -----------
                                                   14,984

WATER - 0.3%
   American Water Works Inc.            13,700        343
                                                -----------

     Total Common Stocks
       (cost $105,455)                            111,531
                                                -----------

                     See notes to the financial statements.

                          JNL/EAGLE CORE EQUITY SERIES

                                    SHARES OR   MARKET
                                    PRINCIPAL   VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

CONVERTIBLE BONDS - 0.8%

AUTO PARTS & EQUIPMENT - 0.2%
   Magna International Inc.,
    5.00%, 10/15/2002                $ 200,000   $    204

COMMERCIAL SERVICES - 0.1%
   Interim Services Inc., 4.50%,       135,000        104
    06/01/2005

HEALTHCARE - 0.2%
   Alpharma Inc., 3.00%, 06/01/2006    100,000        192
    (c)

HOUSEHOLD PRODUCTS - 0.2%
   Charming Shoppes Inc., 7.50%,
    07/15/2006                         300,000        262

TELECOMMUNICATIONS - 0.1%
   Global Crossing Ltd., 6.75%,            800
    04/15/2012                                        175
                                                -----------

     Total Convertible Bonds
       (cost $912)                                    937
                                                -----------


                                    SHARES OR   MARKET
                                    PRINCIPAL   VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

PREFERRED STOCKS - 0.9%

DIVERSIFIED FINANCIAL SERVICES -
0.6%
   Sovereign Bancorp Capital Trust II    3,200   $    157
   Wendy's International Inc.           12,000        540
                                                -----------
                                                      697

ELECTRIC - 0.3%
   Reliant Energy Inc.                   3,000        369
                                                -----------

     Total Preferred Stocks
       (cost $1,033)                                1,066
                                                -----------

SHORT TERM INVESTMENTS - 6.5%

MONEY MARKET FUNDS - 6.5%
   Dreyfus Cash Management Plus,
    6.51% (b)                        5,951,833      5,952
   Dreyfus Government Cash
    Management, 6.25% (b)            1,932,214      1,932
                                                -----------

     Total Short Term Investments
       (cost $7,884)                                7,884
                                                -----------

TOTAL INVESTMENTS - 100%
   (cost $115,284)                              $ 121,418
                                                ===========

--------------------------------------------------------------------------------
(a)      Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.
(c)      144a security. Certain conditions for public sale may exist.
(d)      All or a portion of this security has been loaned.

Based on the cost of investments of $115,676 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $12,322, the gross unrealized depreciation was $6,580 and the net unrealized appreciation on investments was $5,742.


SCHEDULE OF OPTIONS WRITTEN, JUNE 30, 2000:
                                                                 MARKET
                                                                  VALUE
  CONTRACTS                                                      (000'S)
--------------                                                  -----------

     15       Marsh & McLennan Cos. Inc. Call Option
                  Expiration July 2000, Exercise price $105      $     4
                                                                ===========



SUMMARY OF  WRITTEN CALL OPTIONS FOR THE SIX MONTHS ENDED JUNE 30, 2000:

                                                  NUMBER       PREMIUM
                                                  OF           (000'S)
                                                  CONTRACTS
                                                  ----------  -----------
Options outstanding at December 31, 1999                  -   $      -
  Options written during the period                     290        179
  Options closed during the period                     (135)       (71)
  Options exercised during the period                   (30)       (10)
  Options expired during the period                    (110)       (89)
                                                  ----------  -----------
Options outstanding at June 30, 2000                     15   $      9
                                                  ==========  ===========

                     See notes to the financial statements.

JNL/EAGLE SMALLCAP EQUITY SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)

Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $74,955) ................   $      84,594
Receivables:
  Dividends and interest ..................              26
  Fund shares sold ........................             133
Collateral for securities loaned ..........           1,180
                                              --------------
TOTAL ASSETS ..............................          85,933
                                              --------------

LIABILITIES
Payables:
  Advisory fees ...........................              59
  Administrative fees .....................               6
  Investment securities purchased .........           2,895
  Fund shares redeemed ....................              34
Return of collateral for securities loaned            1,180
                                              --------------
TOTAL LIABILITIES .........................           4,174
                                              --------------

NET ASSETS ................................   $      81,759
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $      70,499
Accumulated net investment loss ...........            (148)
Accumulated net realized gain on
investments ...............................           1,769
Net unrealized appreciation on investments            9,639
                                              ==============
                                              $      81,759
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED .............           4,674
                                              ==============

NET ASSET VALUE PER SHARE .................   $       17.49
                                              ==============

Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends ...............................   $          78
  Interest ................................             142
  Securities lending ......................               6
  Foreign taxes withheld ..................              (1)
                                              --------------
TOTAL INVESTMENT INCOME ...................             225
                                              --------------

EXPENSES
  Advisory fees ...........................             338
  Administrative fees .....................              35
                                              --------------
TOTAL EXPENSES ............................             373
                                              --------------
NET INVESTMENT LOSS .......................            (148)
                                              --------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments ..........           2,577
Net change in unrealized depreciation
  on investments ..........................            (419)
                                              --------------
NET REALIZED AND UNREALIZED GAIN ..........           2,158
                                              --------------

NET INCREASE IN NET ASSETS
  FROM OPERATIONS .........................   $       2,010
                                              ==============

                     See notes to the financial statements.

JNL/EAGLE SMALLCAP EQUITY SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)


                                                                                  SIX MONTHS
                                                                                    ENDED         YEAR ENDED
                                                                                   JUNE 30,      DECEMBER 31,
                                                                                     2000            1999
                                                                                 --------------  --------------

OPERATIONS
  Net investment loss .....................................................      $        (148)  $        (156)
  Net realized gain on investments ........................................              2,577           1,543
  Net change in unrealized appreciation (depreciation) on investments .....               (419)          8,269
                                                                                 --------------  --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ................................              2,010           9,656
                                                                                 --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ..............................................                  -               -
  From net realized gains on investment transactions ......................                  -          (2,409)
                                                                                 --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................                  -          (2,409)
                                                                                 --------------  --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares ........................................             37,816          42,116
  Reinvestment of distributions ...........................................                  -           2,409
  Cost of shares redeemed .................................................            (19,571)        (25,221)
                                                                                 --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS ........................             18,245          19,304
                                                                                 --------------  --------------

NET INCREASE IN NET ASSETS ................................................             20,255          26,551

NET ASSETS BEGINNING OF PERIOD ............................................             61,504          34,953
                                                                                 --------------  --------------

NET ASSETS END OF PERIOD ..................................................      $      81,759   $      61,504
                                                                                 ==============  ==============

UNDISTRIBUTED (ACCUMULATED) NET INVESTMENT INCOME (LOSS) ..................      $        (148)  $           -
                                                                                 ==============  ==============


   (1)SHARE TRANSACTIONs:

     Shares sold ..........................................................              2,197           2,762
     Reinvestment of distributions ........................................                  -             144
     Shares redeemed ......................................................             (1,147)         (1,641)
                                                                                 --------------  --------------
     Net increase .........................................................              1,050           1,265
                                                                                 ==============  ==============

   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities ..............................................      $      39,021   $      41,952
     Proceeds from sales of securities ....................................             26,419          25,958



                     See notes to the financial statements.

JNL/EAGLE SMALLCAP EQUITY SERIES

Financial Highlights (Unaudited)

                                                                                                                       PERIOD FROM
                                                        SIX MONTHS                                                     SEPTEMBER 16,
                                                          ENDED                                                          1996* TO
                                                         JUNE 30,                 YEAR ENDED DECEMBER 31,               DECEMBER 31,
                                                           2000            1999             1998             1997            1996
                                                  ---------------- ---------------- -------------------  ------------  -------------
Selected Per Share Data

Net asset value, beginning of period ..................     $  16.97       $  14.82        $  14.73        $  11.54        $  10.00
                                                            --------       --------        --------        --------        --------
Income from operations:
Net investment loss ...................................        (0.03)         (0.04)          (0.06)          (0.07)          (0.01)
Net realized and unrealized gains on investments ......         0.55           2.88            0.23            3.26            1.55
                                                            --------       --------        --------        --------        --------
Total income from operations ..........................         0.52           2.84            0.17            3.19            1.54
                                                            --------       --------        --------        --------        --------

Less distributions:
From net investment income ............................            -              -               -               -               -
From net realized gains on investment transactions ....            -          (0.69)          (0.08)              -               -
                                                            --------       --------        --------        --------        --------
Total distributions ...................................            -          (0.69)          (0.08)              -               -
                                                            --------       --------        --------        --------        --------
Net increase ..........................................         0.52           2.15            0.09            3.19            1.54
                                                            --------       --------        --------        --------        --------

Net asset value, end of period ........................     $  17.49       $  16.97        $  14.82        $  14.73        $  11.54
                                                            ========       ========        ========        ========        ========

Total Return (a) ......................................       3.06 %        19.27 %          1.18 %         27.64 %         15.40 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ..............     $ 81,759       $ 61,504        $ 34,953        $ 13,493         $ 1,944
Ratio of expenses to average net assets (b) ...........       1.05 %         1.05 %          1.10 %          1.10 %          1.10 %
Ratio of net investment loss to average net assets (b)       (0.42)%        (0.35)%         (0.42)%         (0.54)%         (0.26)%
Portfolio turnover ....................................      39.31 %        61.69 %         51.90 %         60.78 %         28.01 %

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.


                     See notes to the financial statements.

                        JNL/EAGLE SMALLCAP EQUITY SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                               See   notes   to  the   financial
statements.

                                                                 20
                                    SHARES OR   MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

COMMON STOCKS - 88.9%

ADVERTISING - 1.1%
   Catalina Marketing Corp. (a)           9,300 $       949

AUTO PARTS & EQUIPMENT - 0.3%
     Rockford Corp. (a) (c)              50,000         209

BIOTECHNOLOGY - 3.4%
   Collateral Therapeutics Inc. (a)      60,000       1,521
     Lexicon Genetics Inc. (a) (c)       40,000       1,375
                                                -----------
                                                      2,896

COMMERCIAL SERVICES - 11.5%
   CDI Corp. (a)                         30,000         611
   International FiberCom Inc. (a)       70,000       1,785
   Iron Mountain Inc. (a)                50,000       1,700
   Spherion Corp. (a)                   120,000       2,130
   Steiner Leisure Ltd. (a)              40,000         905
   Strayer Education Inc.                59,750       1,434
   TeleSpectrum Worldwide Inc. (a)      175,000         798
   Wackenhut Corp. (a)                   35,000         328
                                                -----------
                                                      9,691

COMPUTERS - 3.1%
   Bell & Howell Co. (a)                 50,000       1,213
   InFocus Corp. (a)                     45,000       1,448
                                                -----------
                                                      2,661

DIVERSIFIED FINANCIAL SERVICES -
3.1%
   Dain Rauscher Corp.                   40,250       2,657

ELECTRICAL COMPONENTS & EQUIPMENT - 9.3%
   Artesyn Technologies Inc. (a)         90,000       2,503
   CommScope Inc. (a)                    60,000       2,460
   Interlink Electronics Inc. (a)        22,500         942
   Universal Electronics Inc. (a)        80,000       1,965
                                                -----------
                                                      7,870

ELECTRONICS - 11.0%
   Ampex Corp. (a)                      169,200         286
   Coherent Inc. (a)                     50,000       4,194
   Gentex Corp. (a)                      57,000       1,432
   OYO Geospace Corp. (a)                30,000         600
   Sawtek Inc. (a)                       48,000       2,763
                                                -----------
                                                      9,275

ENTERTAINMENT - 2.5%
   World Wrestling Federation
    Entertainment Inc. (a)              100,000       2,081

ENVIRONMENTAL CONTROL - 0.2%
   IMCO Recycling Inc.                   33,400         182

HEALTHCARE - 0.2%
   Horizon Health Corp. (a)              35,000         197

                                    SHARES OR   MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

HOUSEHOLD PRODUCTS - 1.5%
   Applica Inc. (a)                     115,000 $     1,301

LODGING - 0.1%
   Lodgian Inc. (a) (c)                  22,000          54

MANUFACTURING - 3.2%
   Cytyc Corp. (a)                       50,000       2,669

MEDIA - 1.8%
   Mail-Well Inc. (a)                    61,000         526
   Quebecor World Inc. (a)               41,860       1,015
                                                -----------
                                                      1,541

OIL & GAS PRODUCERS - 2.5%
   Patterson Energy Inc. (a)             60,000       1,710
   Pride International Inc. (a)          17,000         421
                                                -----------
                                                      2,131

PHARMACEUTICALS - 3.0%
   Edwards Lifesciences Corp. (a)        90,000       1,721
   Praecis Pharmaceuticals Inc.          30,000         836
                                                -----------
                                                      2,557

REAL ESTATE - 1.5%
   Meristar Hospitality Corp.            60,000       1,260

RETAIL - 8.3%
   Cash America International Inc.      160,000       1,180
   Genesco Inc. (a)                      92,700       1,489
   Guitar Center Inc. (a)                74,000         777
   Hughes Supply Inc.                    70,000       1,383
   Tech Data Corp. (a)                   50,000       2,178
                                                -----------
                                                      7,007

SAVINGS & LOANS - 0.9%
   Commercial Federal Corp.              50,000         778

SOFTWARE - 12.3%
   Avid Technology Inc. (a)             100,000       1,200
   Cerner Corp. (a)                      85,000       2,316
   Datastream Systems Inc. (a)          150,000       1,875
   INSpire Insurance Solutions Inc.      90,000         270
   (a)
   National Computer System Inc. (a)     36,500       1,798
   Wind River Systems Inc. (a)           26,500       1,004
   Xircom Inc. (a)                       40,000       1,900
                                                -----------
                                                     10,363

TELECOMMUNICATIONS - 8.1%
   Accelerated Networks Inc. (a)          2,700         114
   EMS Technologies Inc. (a)            110,000       1,980
   MasTec Inc. (a)                       21,500         821
   Metrocall Inc. (a)                   220,000       1,980
   Paradyne Networks Corp. (a)           60,000       1,954
                                                -----------
                                                      6,849
                                                -----------

                      See notes the financial statements.

                        JNL/EAGLE SMALLCAP EQUITY SERIES

                                    SHARES OR   MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

     Total Common Stocks
       (cost $65,539)                           $    75,178
                                                -----------

SHORT TERM INVESTMENTS- 11.1%

MONEY MARKET FUNDS - 9.3%
   Dreyfus Cash Management Plus,
    6.51% (b)                         3,955,308       3,955
     Dreyfus Government Cash
    Management, 6.25% (b)             3,955,113       3,955
                                                -----------
                                                      7,910



                                    SHARES OR   MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

REPURCHASE AGREEMENTS - 1.8%
    Repurchase agreement with Boston
    Safe Deposit & Trust, 4.15%
    (Collateralized by $1,385,000
    Federal Home Loan Mortgage Corp.
    6.00%, due 01/01/2019, market
    value $1,568,309) acquired on
    06/30/2000, due
    07/03/2000                       $1,506,000       1,506
                                                -----------

     Total Short Term Investments
       (cost $9,416)                                  9,416
                                                -----------

TOTAL INVESTMENTS - 100%
   (cost $74,955)                               $    84,594
                                                ===========

--------------------------------------------------------------------------------
(a)      Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.
(c)      All or a portion of this security has been loaned.


Based on the cost of investments of $75,027 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $17,556 the gross unrealized depreciation was $7,989 and the net unrealized appreciation on investments was $9,567.

                     See notes to the financial statements.

JNL/J.P. MORGAN ENHANCED S&P 500 STOCK INDEX SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)

Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $15,532) .................  $       15,944
Receivables:
  Dividends and interest ...................              15
  Fund shares sold .........................             166
  Investment securities sold ...............             192
                                              --------------
TOTAL ASSETS ...............................          16,317
                                              --------------

LIABILITIES
Payables:
  Administrative fees ......................               1
  Advisory fees ............................              10
  Fund shares redeemed .....................               1
  Investment securities purchased ..........             445
                                              --------------
TOTAL LIABILITIES ..........................             457
                                              --------------

NET ASSETS .................................  $       15,860
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital ............................  $       15,489
Undistributed net investment income ........              29
Accumulated net realized loss on
investments ................................             (70)
Net unrealized appreciation on investments .             412
                                              --------------
                                              $       15,860
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED ..............           1,528
                                              ==============

NET ASSET VALUE PER SHARE ..................  $        10.38
                                              ==============



Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends ................................  $           66
  Interest .................................               8
                                              --------------
TOTAL INVESTMENT INCOME ....................              74
                                              --------------

EXPENSES
  Advisory fees ............................              40
  Administrative fees ......................               5
                                              --------------
TOTAL EXPENSES .............................              45
                                              --------------
NET INVESTMENT INCOME ......................              29
                                              --------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized loss on investments ...........             (82)
Net change in unrealized appreciation
  on investments ...........................             136
                                              --------------
NET REALIZED AND UNREALIZED GAIN ...........              54
                                              --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .  $           83
                                              ==============

                     See notes to the financial statements.

JNL/J.P. MORGAN ENHANCED S&P 500 STOCK INDEX SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)


                                                                                                                  PERIOD FROM
                                                                                                  SIX MONTHS        MAY 16,
                                                                                                     ENDED         1999* TO
                                                                                                   JUNE 30,      DECEMBER 31,
                                                                                                     2000            1999
                                                                                                 --------------- ---------------

OPERATIONS
  Net investment income ........................................................                  $      29       $       17
  Net realized gain (loss) on investments ......................................                        (82)              48
  Net change in unrealized appreciation on investments .........................                        136              276
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................................                         83              341
                                                                                                 --------------- ---------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ...................................................                          -              (17)
  From net realized gains on investment transactions ...........................                          -              (36)
                                                                                                 --------------- ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ............................................                          -              (53
                                                                                                 --------------- ---------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares .............................................                     11,457            5,000
  Reinvestment of distributions ................................................                          -               53
  Cost of shares redeemed ......................................................                     (1,021)               -
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .............................                     10,436            5,053
                                                                                                 --------------- ---------------

NET INCREASE IN NET ASSETS .....................................................                     10,519            5,341

NET ASSETS BEGINNING OF PERIOD .................................................                      5,341                -
                                                                                                 --------------- ---------------

NET ASSETS END OF PERIOD .......................................................                 $   15,860      $     5,341
                                                                                                 =============== ===============

UNDISTRIBUTED NET INVESTMENT INCOME ............................................                 $       29      $         -
                                                                                                 =============== ===============


   (1)SHARE TRANSACTIONs:

     Shares sold ...............................................................                      1,122              500
     Reinvestment of distributions .............................................                          -                5
     Shares redeemed ...........................................................                        (99)               -
                                                                                                 --------------- ---------------
     Net increase ..............................................................                      1,023              505
                                                                                                 =============== ===============

   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities                                                                     $   12,534      $     6,533
     Proceeds from sales of securities                                                                2,106            1,530


--------------------------------------------------------------------------------
*        Commencement of operations.


                     See notes to the financial statements.

                  JNL/J.P. MORGAN ENHANCED S&P 500 INDEX SERIES

JNL/J.P. MORGAN ENHANCED S&P 500 STOCK INDEX SERIES

Financial Highlights (Unaudited)

                                                                                                                   PERIOD FROM
                                                                                                    SIX MONTHS       MAY 16,
                                                                                                      ENDED         1999* TO
                                                                                                     JUNE 30,     DECEMBER 31,
                                                                                                       2000           1999
                                                                                                  --------------- ---------------
  SELECTED PER SHARE DATA

  NET ASSET VALUE, BEGINNING OF PERIOD .........................................                  $    10.58      $    10.00
                                                                                                  --------------- ---------------

  INCOME FROM OPERATIONS:
    Net investment income ......................................................                        0.02            0.03
    Net realized and unrealized gains (losses) on investments ..................                       (0.22)           0.65
                                                                                                  --------------- ---------------
    Total income (loss) from operations ........................................                       (0.20)           0.68
                                                                                                  --------------- ---------------

  LESS DISTRIBUTIONS:
    From net investment income .................................................                           -           (0.03)
    From net realized gains on investment transactions .........................                           -           (0.07)
                                                                                                  --------------- ---------------
    Total distributions ........................................................                           -           (0.10)
                                                                                                  --------------- ---------------
    Net increase (decrease) ....................................................                       (0.20)           0.58
                                                                                                  --------------- ---------------

  NET ASSET VALUE, END OF PERIOD ...............................................                  $    10.38      $    10.58
                                                                                                  =============== ===============

  TOTAL RETURN (A) .............................................................                     (1.89)%           6.85%

  RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands) ...................................                  $   15,860      $    5,341
    Ratio of expenses to average net assets (b) ................................                       0.90%           0.90%
    Ratio of net investment income to average net assets (b) ...................                       0.57%           0.56%
    Portfolio turnover .........................................................                      20.75%          34.39%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.



                     See notes to the financial statements.

               JNL/J.P. MORGAN ENHANCED S&P 500 STOCK INDEX SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                        SHARES            MARKET
                                        OR                VALUE
                                        PRINCIPAL        (000'S)
                                         AMOUNT
-----------------------------------------------------------------

COMMON STOCKS - 98.0%

AEROSPACE & DEFENSE - 1.1%
   B.F. Goodrich Co.                            400   $       14
   Boeing Co.                                 1,200           50
     Honeywell International Inc.             2,900           98
     Lockheed Martin Corp.                      300            7
     Raytheon Co. - Class B                     100            2
                                                     ------------
                                                             171

AIRLINES - 0.1%
   AMR Corp. (a)                                200            5
   Delta Air Lines Inc.                         100            5
   Southwest Airlines Co.                       230            5
                                                     ------------
                                                              15

APPAREL - 0.2%
   Jones Apparel Group Inc. (a)                 400            9
   Nordstrom Inc.                               300            7
   The Limited Inc. (a)                       1,000           22
                                                     ------------
                                                              38

AUTO MANUFACTURERS - 1.5%
   Ford Motor Co.                             2,900          125
   General Motors Corp.                       1,800          105
   PACCAR Inc.                                  200            8
                                                     ------------
                                                             238

AUTO PARTS & EQUIPMENT - 0.4%
   Dana Corp.                                   500           11
   Delphi Automotive Systems Corp.            1,600           23
   Goodyear Tire & Rubber Co.                   500           10
   Johnson Controls Inc.                        200           10
   Visteon Corp.                                367            5
                                                     ------------
                                                              59

BANKS - 2.4%
   AmSouth Bancorporation                       100            2
   Bank of America Corp.                        700           30
   Bank One Corp.                             2,200           58
   Banknorth Group Inc.                         270            4
   Comerica Inc.                                100            4
   Compass Bancshares Inc.                      200            3
   First Tennessee National Corp.               300            5
   First Union Corp.                          2,200           55
   Firstar Corp.                              1,500           32
   Fleet Boston Financial Corp.               1,300           44
   Hibernia Corp.                               120            1
   KeyCorp                                    1,000           18
   Marshall & Ilsley Corp.                      200            8
   Mercantile Bankshares Corp.                  150            4
   North Fork Bancorporation Inc.               400            6
   Paine Webber Group Inc.                      100            5
   PNC Financial Services Group                 600           28
   Regions Financial Corp.                      400            8


                                        SHARES           MARKET
                                        OR               VALUE
                                        PRINCIPAL       (000'S)
                                         AMOUNT
-----------------------------------------------------------------

   SouthTrust Corp.                             400  $         9
   Summit Bancorp                               400           10
   SunTrust Banks Inc. (a)                      100            5
   TCF Financial Corp.                          160            4
   U.S. Bancorp                               1,800           35
                                                     ------------
                                                             378

BEVERAGES - 0.6%
   Coca-Cola Co.                              1,800          103

BIOTECHNOLOGY - 0.2%
   Genzyme Corp. General Division (a)           270           16
   Incyte Genomics Inc.  (a)                    100            8
   PE Corp.- PE Biosystems Group                100            7
                                                     ------------
                                                              31

CHEMICALS - 0.8%
   Air Products & Chemicals Inc.              1,000           31
   Dow Chemical Co.                           1,500           45
   Praxair Inc.                                 700           26
   Rohm & Haas Co.                              700           24
                                                     ------------
                                                             126

COMMERCIAL SERVICES - 0.3%
   Cendant Corp. (a)                          1,750           25
   FedEx Corp. (a)                              600           23
                                                     ------------
                                                              48

COMPUTERS - 10.5%
   3Com Corp. (a)                               200           12
   Apple Computer Inc. (a)                      600           31
   Cisco Systems Inc. (a)                    11,300          715
   Compaq Computer Corp.                      2,400           61
   Dell Computer Corp. (a)                    4,400          217
   Electronic Data Systems Corp.                600           25
   EMC Corp. (a)                                600           46
   Hewlett-Packard Co.                        1,700          212
   International Business Machines
   Corp.                                        800           87
   Sun Microsystems Inc. (a)                  2,900          264
                                                     ------------
                                                           1,670

COSMETICS & PERSONAL CARE - 2.1%
   Estee Lauder Cos. Inc. n                     400           20
   Gillette Co.                               2,900          101
   Kimberly-Clark Corp.                       1,200           75
   Procter & Gamble Co.                       2,500          143
                                                     ------------
                                                             339

DIVERSIFIED FINANCIAL SERVICES - 7.3%
   A.G. Edwards Inc. (a)                        200            8
   Associated First Capital Corp.             1,700           38
   Bear Stearns Cos. Inc.                       205            9
   Capital One Financial Corp.                  400           18
   Charles Schwab Corp.                       3,520          118
   CIT Group Inc.                               600           10
   Citigroup Inc.                             6,400          386
   Countrywide Credit Industries Inc.           100            3

                     See notes to the financial statements.

               JNL/J.P. MORGAN ENHANCED S&P 500 STOCK INDEX SERIES

                                        SHARES       MARKET
                                        OR             VALUE
                                        PRINCIPAL     (000'S)
                                         AMOUNT
---------------------------------------------------  ------------

   E*TRADE Group Inc.                           700  $        12
   Fannie Mae                                 2,400          125
   Franklin Resources Inc.                      600           18
   Freddie Mac                                  600           69
   Goldman Sachs Group Inc.                   1,100          104
   John Hancock Financial Services
   Inc. (a)                                   1,200           28
   Lehman Brothers Holdings Inc.                300           28
   Merrill Lynch & Co. Inc.                   1,000          115
   Morgan Stanley Dean Witter & Co.             400           33
   Providian Financial Corp.                    400           36
   TD Waterhouse Group Inc. (a)                 700           12
                                                     ------------
                                                           1,170


ELECTRIC - 1.6%
   Allegheny Energy Inc.                        200            5
   Ameren Corp.                                 300           10
   American Electric Power Co. Inc.             420           12
   Cinergy Corp.                                400           10
   CMS Energy Corp.                             300            7
   Consolidated Edison Inc.                     500           15
   Dominion Resources Inc.                      400           17
   DTE Energy Co.                               400           12
   Edison International                       1,000           21
   Entergy Corp.                                700           19
   FPL Group Inc.                               500           25
   GPU Inc.                                     400           11
   NiSource Inc.                                300            6
   PG&E Corp.                                  1200           30
   Pinnacle West Capital Corp.                  200            7
   PPL Corp.                                    400            9
   Teco Energy Inc.                             100            2
   TXU Corp.                                    800           24
   Wisconsin Energy Corp.                       400            8
                                                     ------------
                                                             250

ELECTRICAL COMPONENTS & EQUIPMENT -
0.4%
   CP&L Energy Inc.                             900           29
   Emerson Electric Co.                         700           42
                                                     ------------
                                                              71

ELECTRONICS - 0.1%
   Parker Hannifin Corp.                        500           17

FOOD - 1.7%
   Bestfoods                                    400           28
   General Mills Inc.                           300           11
   H.J. Heinz Co.                             1,000           44
   Kellogg Co.                                1,100           33
   Kroger Co. (a)                             1,900           42
   Nabisco Holdings Corp.                        20            1
   Quaker Oats Co.                              500           38
   Safeway Inc. (a)                             200            9
   Unilever NV - NYS                          1,400           60
                                                     ------------
                                                             266



                                        SHARES        MARKET
                                        OR             VALUE
                                        PRINCIPAL     (000'S)
                                         AMOUNT
-----------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.4%
   Fort James Corp.                             600  $        14
   Georgia-Pacific Corp.                        500           13
   International Paper Co.                    1,200           36
                                                     ------------
                                                              63

HAND & MACHINE TOOLS - 0.1%
     W.W. Grainger Inc.                         400           12

HEALTHCARE - 1.2%
   Becton, Dickinson & Co.                    1,000           29
   Boston Scientific Corp. (a)                1,000           22
   C.R. Bard Inc. (a)                           200           10
   Guidant Corp.                                100            5
   HCA-The Healthcare Co.                     1,300           39
   Medtronic Inc.                             1,000           50
   Tenet Healthcare Corp. (a)                 1,110           30
   Wellpoint Health Networks Inc. (a)           200           14
                                                     ------------
                                                             199

HOLDING COMPANIES-DIVERSIFIED - 0.4%
   Ameritrade Holding Corp. - Class A (a)       300            3
   Seagram Co. Ltd.                           1,030           60
                                                     ------------
                                                              63

HOME BUILDERS - 0.0%
   USG Corp.                                     50            2

HOUSEHOLD PRODUCTS - 0.1%
   Clorox Co.                                   500           22

INSURANCE - 2.9%
   Aetna Inc.                                   500           32
   Allstate Corp.                             2,700           60
   AMBAC Financial Group Inc.                    30           16
   American General Corp.                       300           18
   American International Group Inc.            600           71
   AON Corp.                                    800           25
   AXA Financial Inc.                         1,500           51
   Cigna Corp.                                  500           47
   Hartford Financial Services Group Inc.       700           39
   Lincoln National Corp.                       700           25
   MBIA Inc.                                    300           15
   MetLife Inc. (a)                           2,800           59
   Torchmark Corp.                              400           10
                                                     ------------
                                                             468

IRON & STEEL - 0.1%
   Allegheny Technologies Inc.                  240            4
   Nucor Corp.                                  200            7
                                                     ------------
                                                              11

LEISURE TIME - 0.1%
   Hasbro Inc.                                  500            8
   Mattel Inc.                                1,000           13
                                                     ------------
                                                              21

                     See notes to the financial statements.

               JNL/J.P. MORGAN ENHANCED S&P 500 STOCK INDEX SERIES

                                        SHARES        MARKET
                                        OR             VALUE
                                        PRINCIPAL     (000'S)
                                         AMOUNT
-----------------------------------------------------------------

LODGING - 0.2%
   Marriott International Inc. - Class A        600  $        22
   Starwood Hotels & Resorts Worldwide Inc.     400           13
                                                     ------------
                                                              35

MACHINERY - 0.7%
   Caterpillar Inc.                           1,300           44
   Cooper Cameron Corp. (a)                     100            7
   Ingersoll-Rand Co.                           800           32
   Rockwell International Corp.               1,000           32
                                                     ------------
                                                            115

MANUFACTURING - 6.1%
   Agilent Technologies Inc. (a)                724           53
   Cooper Industries Inc.                       400           13
   Corning Inc.                                 200           54
   Eastman Kodak Co.                            900           54
   Eaton Corp.                                  400           27
   General Electric Co.                      12,200          647
   ITT Industries Inc.                          400           12
   PPG Industries Inc.                          700           31
   Temple-Inland Inc.                           200            8
   Tyco International Ltd.                    1,500           71
                                                     ------------
                                                             970

MEDIA - 3.6%
   AT&T -Liberty Media Group - Class A (a)    3,400           82
   Comcast Corp.                              2,000           81
   Fox Entertainment Group Inc. (a)             400           12
   Gannett Co. Inc.                             700           42
   Knight Ridder Inc.                           200           11
   MediaOne Group Inc. (a)                    1,500           99
   New York Times Co.                           300           12
   Time Warner Co.                            3,100          236
                                                     ------------
                                                             575

METALS & MINING - 0.6%
   Alcoa Inc.                                 2,824           82
   Phelps Dodge Corp.                           200            7
                                                     ------------
                                                              89

OFFICE & BUSINESS EQUIPMENT - 0.3%
   Lexmark International Group Inc. (a)         300           20
   Xerox Corp.                                1,500           31
                                                     ------------
                                                              51

OIL & GAS PRODUCERS - 6.0%
   Apache Corp.                                 200           12
   Baker Hughes Inc.                            500           16
   Chevron Corp.                              1,000           85
   Columbia Energy Group                         90            6
   Conoco Inc. - Class A                        300            7
   Conoco Inc. - Class B                        700           17
   Devon Energy Group                           100            6
   Diamond Offshore Drilling Inc.               100            4
   Dynegy Inc. - Class A                        200           14
   El Paso Energy Corp.                         400           20



                                        SHARES            MARKET
                                        OR                 VALUE
                                        PRINCIPAL        (000'S)
                                         AMOUNT
------------------------------------------------------------------

   Enron Corp.                                  100  $         6
   Ensco International Inc.                     190            7
   Exxon Mobil Corp.                          5,500          432
   Global Marine Inc. (a)                       300            8
   Phillips Petroleum Co.                       100            5
   Royal Dutch Petroleum Co. - NYS            3,400          209
   Texaco Inc.                                  900           48
   Tosco Corp.                                   20            6
   Ultramar Diamond Shamrock Corp.              100            2
   Union Pacific Resources Group Inc.           800           18
   Williams Cos. Inc.                           700           29
                                                     ------------
                                                             957

PACKAGING & CONTAINERS - 0.1%
   Smurfit-Stone Container Corp. (a)            700            9

PHARMACEUTICALS - 9.6%
   Abbott Laboratories                        2,400          107
   ALZA Corp.  (a)                              900           53
   American Home Products Corp.               2,170          127
   Bristol-Myers Squibb Co.                   3,300          192
   Eli Lilly & Co.                            1,900          190
   Forest Laboratories Inc. (a)                 400           40
   IDEC Pharmaceuticals Corp. (a)               100           12
   Johnson & Johnson                            600           61
   Merck & Co. Inc.                           3,600          276
   Pfizer Inc.                                4,350          209
   Pharmacia Corp.                            2,100          109
   Schering-Plough Corp.                      2,400          121
   St. Jude Medical Inc. (a)                    300           14
   Watson Pharmaceutical Inc. (a)               200           11
                                                     ------------
                                                           1,522

RETAIL - 5.4%
   Abercrombie & Fitch Co. - Class A (a)         40            1
   Best Buy Co. Inc. (a)                        500           32
   Circuit City Stores Inc.                     500           17
   Federated Department Stores Inc. (a)         500           17
   Gap Inc.                                   2,000           62
   Home Depot Inc.                            1,900           94
   J.C. Penny Inc.                              600           11
   K Mart Corp. (a)                           1,000            7
   Lowes's Cos. Inc.                            900           37
   May Department Stores Co.                    800           19
   McDonald's Corp.                           1,900           62
   Sears, Roebuck & Co.                         900           29
   Target Corp. (a)                           1,100           64
   TJX Companies Inc.                           700           13
   Wal-Mart Stores Inc.                       6,900          398
                                                     ------------
                                                             863

SAVINGS & LOANS - 0.4%
   Charter One Financial Inc.                   400            9
   Dime Bancorp Inc.                            500            8
   Golden West Financial Corp.                  300           12
   Greenpoint Financial Corp.                   200            4
   Washington Mutual Inc.                     1,100           32
                                                     ------------
                                                              65

                     See notes to the financial statements.

               JNL/J.P. MORGAN ENHANCED S&P 500 STOCK INDEX SERIES

                                             SHARES      MARKET
                                               OR        VALUE
                                          PRINCIPAL     (000'S)
                                            AMOUNT
-----------------------------------------------------------------

SEMICONDUCTORS - 8.2%
   Advanced Micro Devices (a)                   300  $        23
   Altera Corp. (a)                             500           51
   Applied Materials Inc. (a)                 1,600          145
   Intel Corp.                                5,400          722
   Lattice Semiconductor Corp. (a)              200           14
   Motorola Inc.                              3,900          113
   National Semiconductor Corp. (a)             400           23
   Texas Instruments Inc.                     3,100          213
                                                     ------------
                                                           1,304

SOFTWARE - 8.7%
   Adobe Systems Inc.                           200           26
   America Online Inc. (a)                    3,300          174
   Autodesk Inc.                                100            3
   Automatic Data Processing Inc.               100            5
   BMC Software Inc. (a)                        400           15
   Citrix Systems Inc. (a)                      500            9
   Computer Associates International          1,200           61
   Inc.
   Microsoft Corp. (a)                        8,600          688
   Network Associates Inc. (a)                  200            4
   Oracle Corp. (a)                           1,500          126
   Seagate Technology Inc. (a)                  600           33
     Siebel Systems Inc. (a)                    400           65
     Symantec Corp.                             100            5
     TIBCO Software Inc. (a)                    300           32
     Veritas Software Corp. (a)                 600           68
     Yahoo Inc. (a)                             600           74
                                                     ------------
                                                           1,388

TELECOMMUNICATIONS - 9.8%
   Allegiance Telecom Inc. (a)                  400           26
   Alltel Corp.                                 600           37
   AT&T Corp.                                 3,900          123
   BellSouth Corp.                              300           13
   DoubleClick Inc. (a)                         300           11
   Global Crossing Ltd. (a)                   1,500           39
   GTE Corp.                                  1,700          106
   Human Genome Sciences Inc. (a)               100           13


                                         SHARES        MARKET
                                         OR             VALUE
                                         PRINCIPAL     (000'S)
                                         AMOUNT
-----------------------------------------------------------------

   Lucent Technologies Inc.                   1,600  $        95
   Nortel Networks Corp.                      5,600          382
   Qualcomm Inc. (a)                            400           24
     SBC Communications Inc.                  5,100          221
     Sprint Corp. (PCS Group) (a)             1,000           60
     Tellabs Inc. (a)                           900           62
     US West Inc.                               500           43
     Verizon Communications                   2,100          107
     WorldCom Inc. (a)                        4,500          206
                                                     ------------
                                                           1,568

TOBACCO - 1.1%
   Philip Morris Cos. Inc.                    6,700          183

TRANSPORTATION -- 0.5%
   Burlington Northern Santa Fe Corp.         1,100           25
   CSX Corp.                                    500           11
   Norfolk Southern Corp.                       900           13
   Union Pacific Corp.                          900           33
                                                     ------------
                                                              82
WATER - 0.0%
     American Waterworks Co. Inc.               200            5
                                                     ------------

    Total Common Stocks
      (cost $15,220)                                      15,632
                                                     ------------


SHORT TERM INVESTMENT - 2.0%

MONEY MARKET FUND - 2.0%
    Dreyfus Cash Management Plus,
    6.51% (b)                               312,462          312
                                                     ------------

    Total Short Term Investment
      (cost $312)                                            312
                                                     ------------

TOTAL INVESTMENTS - 100%
   (cost $15,532)                                    $    15,944
                                                     ============

--------------------------------------------------------------------------------
(a)      Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.

Based on the cost of investments of $15,534 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $1,659, the gross unrealized depreciation was $1,249 and the net unrealized appreciation on investments was $410.

                     See notes to the financial statements.

JNL/J.P. MORGAN INTERNATIONAL & EMERGING MARKETS SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)



Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $8,997)                        $      10,017
Foreign currency                                           126
Receivables:
  Dividends and interest                                     8
  Forward currency contracts                                 8
  Foreign taxes recoverable                                 18
  Fund shares sold                                           1
  Investment securities sold                               245
  Variation margin                                           1
                                                 --------------
TOTAL ASSETS                                            10,424
                                                 --------------

LIABILITIES
Cash overdraft                                             189
Payables:
  Advisory fees                                              8
  Administrative fees                                        1
  Forward currency contracts                                25
  Fund shares redeemed                                       4
  Investment securities purchased                          163
                                                 --------------
TOTAL LIABILITIES                                          390
                                                 --------------

NET ASSETS                                       $      10,034
                                                 ==============

NET ASSETS CONSIST OF:
Paid-in capital ................................ $       8,512
Undistributed net investment income ............            45
Accumulated net realized gain on investments
  and foreign currency related items ...........           475
Net unrealized appreciation (depreciation)
  on: Investments and foreign currency
  related items ................................         1,004
  Futures contracts ............................            (2)
                                                 ==============
                                                 $      10,034
                                                 ==============

SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED ..................           787
                                                 ==============

NET ASSET VALUE PER SHARE ...................... $       12.75
                                                 ==============


Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends .................................... $          91
  Foreign taxes withheld .......................           (11)
                                                 --------------
TOTAL INVESTMENT INCOME ........................            80
                                                 --------------

EXPENSES
  Advisory fees ................................            43
  Administrative fees ..........................             4
                                                 --------------
TOTAL EXPENSES .................................            47
                                                 --------------
NET INVESTMENT INCOME ..........................            33
                                                 --------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain (loss) on:
  Investments ..................................           305
  Futures contracts ............................           (19)
  Foreign currency related items ...............           (10)
Net change in unrealized depreciation on:
  Investments ..................................          (476)
  Futures contracts ............................           (24)
  Foreign currency related items ...............           (16)
                                                 --------------
NET REALIZED AND UNREALIZED LOSS ...............          (240)
                                                 --------------

NET DECREASE IN NET ASSETS
  FROM OPERATIONS ..............................   $      (207)
                                                 ==============


                     See notes to the financial statements.

JNL/J.P. MORGAN INTERNATIONAL & EMERGING MARKETS SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)


                                                                                    SIX MONTHS
                                                                                      ENDED         YEAR ENDED
                                                                                     JUNE 30,      DECEMBER 31,
                                                                                       2000            1999
                                                                                  --------------- ---------------

OPERATIONS
  Net investment income ........................................................  $          33   $          31
  Net realized gain (loss) on:
    Investments ................................................................            305             459
    Futures contracts ..........................................................            (19)             47
    Foreign currency related items .............................................            (10)            104
  Net change in unrealized appreciation (depreciation) on:
    Investments ................................................................           (476)          1,410
    Futures contracts ..........................................................            (24)             22
    Foreign currency related items .............................................            (16)            (26)
                                                                                  --------------- ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..........................           (207)          2,047
                                                                                  --------------- ---------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ...................................................              -            (118)
  From net realized gains on investment transactions ...........................              -            (113)
                                                                                  --------------- ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ............................................              -            (231)
                                                                                  --------------- ---------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares .............................................          3,069           1,868
  Reinvestment of distributions ................................................              -             231
  Cost of shares redeemed ......................................................           (605)         (1,135)
                                                                                  --------------- ---------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .............................          2,464             964
                                                                                  --------------- ---------------

NET INCREASE IN NET ASSETS .....................................................          2,257           2,780

NET ASSETS AT BEGINNING OF PERIOD ..............................................          7,777           4,997
                                                                                  --------------- ---------------

NET ASSETS END OF PERIOD .......................................................  $      10,034   $       7,777
                                                                                  =============== ===============

UNDISTRIBUTED NET INVESTMENT INCOME ............................................  $          45   $          12
                                                                                  =============== ===============


(1)SHARE TRANSACTIONs:

  Shares sold ..................................................................            243             165
  Reinvestment of distributions ................................................              -              17
  Shares redeemed ..............................................................            (47)           (100)
                                                                                  --------------- ---------------
  Net increase .................................................................            196              82
                                                                                  =============== ===============

PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
  (EXCLUDING   SHORT-TERM SECURITIES):

  Purchases of securities ......................................................  $       5,749   $       4,860
  Proceeds from sales of securities ............................................          3,062           3,728


                     See notes to the financial statements.

JNL/J.P. MORGAN INTERNATIONAL & EMERGING MARKETS SERIES

Financial Highlights (Unaudited)

                                                                                                                   PERIOD FROM
                                                                                  SIX MONTHS                         MARCH 2,
                                                                                     ENDED         YEAR ENDED        1998* TO
                                                                                   JUNE 30,       DECEMBER 31,     DECEMBER 31,
                                                                                     2000             1999             1998
                                                                                ---------------- ---------------- ----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ........................................   $      13.15     $        9.82    $      10.00
                                                                                ---------------- ---------------- ----------------

INCOME FROM OPERATIONS:
  Net investment income .....................................................           0.04              0.06            0.08
  Net realized and unrealized gains (losses) on investments
    futures contracts and foreign currency related items ....................          (0.44)             3.67           (0.20)
                                                                                ---------------- ---------------- ----------------
  Total income (loss) from operations .......................................          (0.40)             3.73           (0.12)
                                                                                ---------------- ---------------- ----------------

LESS DISTRIBUTIONS:
  From net investment income ................................................              -             (0.21)          (0.06)
  From net realized gains on investment transactions ........................              -             (0.19)              -
                                                                                ---------------- ---------------- ----------------
  Total distributions .......................................................              -             (0.40)          (0.06)
                                                                                ---------------- ---------------- ----------------
  Net increase (decrease) ...................................................          (0.40)             3.33           (0.18)
                                                                                ---------------- ---------------- ----------------

NET ASSET VALUE, END OF PERIOD ..............................................   $      12.75     $       13.15    $       9.82
                                                                                ================ ================ ================

TOTAL RETURN (A) ............................................................        (3.04)%            38.02%         (1.24)%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..................................   $     10,034     $       7,777    $      4,997
  Ratio of expenses to average net assets (b) ...............................         1.075%            1.075%          1.125%
  Ratio of net investment income to average net assets (b) ..................          0.75%             0.53%           0.62%
  Portfolio turnover ........................................................         36.18%            66.82%         231.88%


RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT:
  Ratio of expenses to average net assets (b) ...............................            n/a               n/a           2.64%
  Ratio of net investment loss to average net assets (b) ....................            n/a               n/a         (0.90)%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.


                     See notes to the financial statements.

             JNL/J.P. MORGAN INTERNATIONAL & EMERGING MARKETS SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

COMMON STOCKS - 96.4%

AIRLINES - 0.6%
   British Airways Plc                    9,900 $        57

AUTO MANUFACTURERS - 1.2%
   Honda Motor Co. Ltd.                   2,000          68
   Hyuandai Motor Company  Ltd. -
    GDR (a)                               8,300          54
                                                -----------
                                                        122

AUTO PARTS & EQIUPMENT - 0.6%
   Autoliv Inc - SDR (a)                  2,200          54

BANKS - 12.3%
   Banco Bilbao Vizcaya Argentaria        9,800         147
   SA
   Banco Santander Central Hispano        8,800          93
   SA
   Bank Austria AG                          940          46
   Bank of East Asia                     36,500          85
   BNP Paribas                            2,000         193
   Chuo Mitsui Trust & Banking Co.        7,000          31
   Ltd.
   Credit Suisse Group                      640         128
   DBS Group Holdings Ltd.                7,440          96
   Fuji Bank Ltd.                        12,000          91
   H&CB - GDR                             1,200          28
   Lloyds TSB Group Plc                   2,200          21
   Overseas Union Bank Ltd.              13,392          52
   Royal Bank of Canada                   1,080          56
   Skandinaviska Enskilda Banken          4,700          56
   UBS AG                                   760         112
                                                -----------
                                                      1,235

BEVERAGES - 0.4%
   Heineken Holding NV - Class A (a)      1,000          39

BUILDING MATERIALS - 1.0%
   Taiheiyo Cement Corp.                 16,000          34
   Tostem Corp.                           4,000          65
                                                -----------
                                                         99

CHEMICALS - 3.6%
   Akzo Nobel NV                          2,590         110
   Mitsubishi Chemical Corp.             34,000         140
   Rhodia SA                              6,200         105
                                                -----------
                                                        355

COMMERCIAL SERVICES - 3.2%
   Dai Nippon Printing Co. Ltd.           3,000          53
   Vedior NV                              1,458          18
   Vivendi SA                             2,810         249
                                                -----------
                                                        320

COMPUTERS - 2.4%
   Equant NV (a)                            870          35
   Fujitsu Ltd.                           6,000         208
                                                -----------
                                                        243


                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

COSMETICS & PERSONAL CARE - 1.2%
   Christian Dior SA                        291 $        66
     Givaudian (a)                           11           3
     Paris Miki Inc.                        792          52
                                                -----------
                                                        121

DIVERSIFIED FINANCIAL SERVICES -
1.1%
   Guoco Group Ltd.                       8,000          16
   Skandia Forsakrings AB                 1,560          41
   Unicredito Italiano SpA               11,500          55
                                                -----------
                                                        112

ELECTRIC - 2.6%
   First Philippine Holdings Corp.       31,000          16
   Hongkong Electric Holdings Ltd.       47,000         151
   Huaneng Power International
   Inc.                                  58,000          19
   Huaneng Power International Inc.
   - ADR                                  5,600          75
                                                -----------
                                                        261

ELECTRICAL COMPONENTS & EQUIPMENT - 3.9%
   Koninklijke (Royal) Philips
   Electronics NV(a)                      7,700         365
   National Power Plc                     4,000          26
                                                -----------
                                                        391

ENGINEERING & CONSTRUCTION - 3.7%
   ABB Ltd.                                 800          93
   ACS SA                                 2,150          61
   Compagnie de Saint-Gobain                200          27
   Suez Lyonnaise des Eaux SA             1,090         192
                                                -----------
                                                        373

FOOD - 3.0%
   Bary Callebaut AG                        100          14
   Greencore Group Plc                    5,700          15
   Groupe Danone (a)                        350          47
   Laurus NV                              3,300          40
   Nestle SA                                 90         181
                                                -----------
                                                        297

FOREST PRODUCTS & PAPER - 0.6%
   Stora Enso Oyj                         6,788          62


HOLDINGS COMPANIES - DIVERSIFIED -
2.0%
   Hutchison Whampoa Ltd.                 5,900          74
   South African Breweries Plc           16,534         123
                                                -----------
                                                        197

INSURANCE - 5.9%
   Allied Zurich Plc                      9,500         112
   Bayerische Vita SpA                    1,300          11
   CGNU Plc                               3,024          50
   Royal & Sun Alliance
    Insurance Group Plc                  18,745         122

                     See notes to the financial statements.

             JNL/J.P. MORGAN INTERNATIONAL & EMERGING MARKETS SERIES

                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

   Sampo Insurance Co. Ltd. - Class A     1,200 $        49
   Swiss Re                                  65         133
   Tokio Marine & Fire Insurance         10,000         116
   Co. Ltd.
                                                -----------
                                                        593

IRON & STEEL - 0.9%
   Acerinox SA                            1,446          42
   Nisshin Steel Co. Ltd.                42,000          46
                                                -----------
                                                         88

MACHINERY - 0.8%
   Sidel SA                                 930          76

MANUFACTURING - 1.4%
   Mitsubishi Corp.                      15,000         136
   Toppan Forms Co. Ltd.                    100           2
                                                -----------
                                                        138

MEDIA - 4.0%
   ABS-CBN Broadcasting Corp. - ADR      37,500          46
   Grupo Televisa SA - GDR (a)            1,900         131
   News Corp. Ltd.                        7,900         109
   Singapore Press Holdings Ltd.          5,000          78
   Toppan Printing Co. Ltd.               3,900          41
                                                -----------
                                                        405

METAL & MINING - 1.4%
   WMC Ltd. (a)                          32,000         144

OIL & GAS PRODUCERS - 7.9%
   Coflexip SA                            1,097         134
   Santos Ltd. (a)                       35,500         109
   Shell Transport & Trading Co.         12,500         104
   Southern Pacific Petroleum NL (a)     29,770          34
   Surgutneftegaz - ADR                   8,900         119
   Total Fina Elf SA                      1,850         285
   Total Fina SA - Class B                   10           2
                                                -----------
                                                        787

PHARMACEUTICALS - 7.0%
   Merck KgaA                               800          24
   Novartis AG                               73         116
   Roche Holding AG                          17         166
   Schering AG                            2,190         122
   Takeda Chemical Industries Ltd.        2,788         183
   Yamanouchi Pharmaceutical Co.
   Ltd.                                   1,600          88
                                                -----------
                                                        699

REAL ESTATE - 0.3%
   Consorcio ARA SA (a)                  29,800          35

RETAIL - 1.3%
   Carrefour SA                           1,110          76
   Tesco Plc                             17,900          56
                                                -----------
                                                        132



                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

SEMICONDUCTORS - 4.1%
   Chartered Semiconductor
   Manufacturing Ltd. - ADR (a)           1,400 $       126
   Rohm Co. Ltd.                            700         205
   STMicroelectronics NV (a)              1,220          77
                                                -----------
                                                        408

SOFTWARE - 0.8%
   Softbank Corp.                           600          82

TELECOMMUNICATIONS - 13.7%
   Alcatel                                5,230         344
   Cable & Wireless Plc                   3,850          65
   China Unicom - ADR (a)                 2,650          56
   China Unicom Ltd. (a)                 58,000         123
   Compania Anonima Nacional
    Telefonos
    de Venezuela - ADR                    2,900          79
   Embratel Participacoes SA - ADR        7,650         181
   Indra Sistemas SA                      1,818          42
   Swisscom AG                              370         129
   Vodafone AirTouch Plc                 87,745         355
                                                -----------
                                                      1,374

TOBACCO - 0.9%
   British American Tobacco Plc           4,600          31
   Cie. Financiere Richemont- A
   Units                                     22          59
                                                -----------
                                                         90

TRANSPORTATION - 2.6%
   Neptune Orient Lines Ltd.             51,000          47
   Nippon Yusen Kabushiki Kaisha         16,000          77
   Railtrack Group Plc                    3,000          47
   Stolt-Nielsen SA - ADR                 1,800          32
   West Japan Railway Co.                    15          61
                                                -----------
                                                        264
                                                -----------

     Total Common Stocks
       (cost $8,694)                                  9,653
                                                -----------

PREFERRED STOCKS - 1.0%

DIVERSIFIED FINANCIAL SERVICES -
0.3%
   Marschollek Lautenschlaeger und
    Partner AG                               70          35

MEDIA - 0.7%
   News Corp. Ltd.                        5,600          68
                                                -----------

     Total Preferred Stocks
       (cost $99)                                       103
                                                -----------

CONVERTIBLE BONDS - 2.1%

ELECTRIC - 0.7%
   Huaneng Power International Plc,
    1.75%, 05/21/2004               $    65,000          72


                     See notes to the financial statements.

             JNL/J.P. MORGAN INTERNATIONAL & EMERGING MARKETS SERIES

                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

TELECOMMUNICATIONS - 1.4%
  Telefonica Europe BV,
    2.00%, 07/15/2002 (a)           $    64,000 $       140
                                                -----------

     Total Convertible Bonds
       (cost $155)                                      212
                                                -----------

SHORT TERM INVESTMENT - 0.5%

U.S. TREASURY SECURITY - 0.5%
   U.S. Treasury Bill, 10/12/2000 (b)    50,000          49
                                                -----------

     Total Short Term Investment
       (cost $49)                                        49
                                                -----------

TOTAL INVESTMENTS - 100%
   (cost $8,997)                                $    10,017
                                                ===========


--------------------------------------------------------------------------------
(a)      Non-income producing security.
(b) Security has been pledged to cover margin requirements for open futures contracts.


Based on the cost of investments of $9,004 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $1,596, the gross unrealized depreciation was $583 and the net unrealized appreciation on investments was $1,013.


FORWARD CURRENCY CONTRACTS, OPEN AT JUNE 30, 2000 (IN THOUSANDS):

                              CURRENCY
                               UNITS
 CURRENCY PURCHASED/SOLD     PURCHASED         CURRENCY       UNREALIZED
   AND SETTLEMENT DATE         (SOLD)         VALUE IN $      GAIN (LOSS)
                                                 U.S.
--------------------------- -------------    --------------  --------------
  Australian
  Dollar           09/14/00         (371)      $      223     $        (4)
  British Pound    09/14/00           34               51               2
  British Pound    09/14/00          402              609               -
  Canadian Dollar  09/14/00           75               51               -
  Canadian Dollar  09/14/00          484              327              (2)
  Danish Krone     09/14/00          209               27               -
  Euro             09/14/00          110              106              (1)
  Euro             09/14/00           75               72               -
  Euro             09/14/00          597              575               1
  Euro             09/14/00         (107)             103              (1)
  Hong Kong Dollar 09/14/00          161               21              (1)
  Hong Kong Dollar 09/14/00       (1,513)             194               -
  Japanese Yen     09/14/00       19,372              186              (7)
  Japanese Yen     09/14/00       14,000              134              (1)
  Japanese Yen     09/14/00       12,886              123               1
  Norwegian Krone  09/14/00         (221)              26              (1)
  Singapore Dollar 09/14/00         (501)             292               1
  Swedish Krona    09/14/00        1,443              166               -
  Swedish Krona    09/14/00         (897)             103               2
  Swiss Franc      09/14/00         (780)             483              (6)
                                                             ==============
                                                             $        (17)
                                                             ==============

                     See notes to the financial statements.

             JNL/J.P. MORGAN INTERNATIONAL & EMERGING MARKETS SERIES

SCHEDULE OF FUTURES CONTRACTS, JUNE 30, 2000:

   CONTRACTS                                                       UNREALIZED
   ($100,000                                                      DEPRECIATION
 PER CONTRACT)                                                      (000'S)
----------------                                                 --------------

       1        Euro Stoxx 50 Index Future
                  Expiration September 2000                      $        (2)
                                                                 ==============




SUMMARY OF INVESTMENTS BY COUNTRY, JUNE 30, 2000:

                                      % OF INVESTMENT      MARKET VALUE
  COUNTRY                                SECURITIES           (000'S)
-------------------------------------------------------- ------------------
  Australia                                      4.6%        $       463
  Austria                                        0.5%                 46
  Belgium                                        0.0%                  2
  Canada                                         0.6%                 56
  China                                          1.6%                166
  Finland                                        0.5%                 49
  France                                        18.7%              1,871
  Germany                                        1.8%                181
  Hong Kong                                      4.5%                450
  Ireland                                        0.1%                 15
  Italy                                          0.7%                 66
  Japan                                         17.8%              1,779
  Mexico                                         1.7%                166
  Netherlands                                    7.5%                748
  Norway                                         0.3%                 32
  Philippines                                    0.6%                 62
  Russia                                         1.2%                119
  Singapore                                      2.7%                273
  South Africa                                   1.2%                123
  South Korea                                    0.8%                 81
  Spain                                          3.8%                385
  Sweden                                         3.1%                307
  Switzerland                                   10.4%              1,041
  United Kingdom                                10.4%              1,045
  United States                                  4.9%                491
                                     ------------------- ------------------
    TOTAL                                      100.0%      $     10,017
                                     =================== ==================

                     See notes to the financial statements.

JNL/JANUS AGGRESSIVE GROWTH SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $712,600) ................. $     838,195
Foreign currency ............................             8
Receivables:
  Dividends and interest ....................           135
  Forward currency contracts ................         1,085
  Fund shares sold ..........................         5,521
  Investment securities sold ................         2,876
Collateral for securities loaned ............        27,135
                                              --------------
TOTAL ASSETS ................................       874,955
                                              --------------

LIABILITIES
Payables:
  Advisory fees .............................           610
  Administrative fees .......................            69
  Forward currency contracts ................         1,008
  Fund shares redeemed ......................           238
  Investment securities purchased ...........           258
Return of collateral for securities loaned ..        27,135
                                              --------------
TOTAL LIABILITIES ...........................        29,318
                                              --------------

NET ASSETS .................................. $     845,637
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital ............................. $     610,240
Accumulated net investment loss .............          (418)
Accumulated net realized gain on
  investments and foreign currency
  related items .............................       110,144
Net unrealized appreciation on investments
  and foreign currency related items ........       125,671
                                              ==============
                                              $     845,637
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED ...............        21,739
                                              ==============

NET ASSET VALUE PER SHARE ................... $       38.90
                                              ==============


Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends ................................. $         952
  Interest ..................................         2,841
  Securities lending ........................           132
  Foreign taxes withheld ....................           (64)
                                              --------------
TOTAL INVESTMENT INCOME .....................         3,861
                                              --------------

EXPENSES
  Advisory fees .............................         3,416
  Administrative fees .......................           389
                                              --------------
TOTAL EXPENSES ..............................         3,805
                                              --------------
NET INVESTMENT INCOME .......................            56
                                              --------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain on:
  Investments ...............................        65,360
  Foreign currency related items ............         5,137
Net change in unrealized depreciation on:
  Investments ...............................       (99,844)
  Foreign currency related items ............        (1,736)
                                              --------------
NET REALIZED AND UNREALIZED LOSS ............       (31,083)
                                              --------------

NET DECREASE IN NET ASSETS FROM OPERATIONS .. $     (31,027)
                                              ==============




                     See notes to the financial statements.

JNL/JANUS AGGRESSIVE GROWTH SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                    SIX MONTHS
                                                                                                       ENDED        YEAR ENDED
                                                                                                     JUNE 30,      DECEMBER 31,
                                                                                                       2000             1999
                                                                                                  ----------------  --------------

OPERATIONS
  Net investment income (loss) ...........................................................        $           56    $      (1,333)
  Net realized gain on:
    Investments ..........................................................................                65,360           74,216
    Foreign currency related items .......................................................                 5,137              435

  Net change in unrealized appreciation (depreciation) on:
    Investments ..........................................................................               (99,844)         182,082
    Foreign currency related items .......................................................                (1,736)           1,792
                                                                                                  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ....................................               (31,027)         257,192
                                                                                                  ----------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income .............................................................                     -                -
  From net realized gains on investment transactions .....................................                     -          (44,748)
                                                                                                  ----------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................                     -          (44,748)
                                                                                                  ----------------  --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares .......................................................               482,437          395,548
  Reinvestment of distributions ..........................................................                     -           44,748
  Cost of shares redeemed ................................................................              (260,319)       (160,036)
                                                                                                  ----------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .......................................               222,118          280,260
                                                                                                  ----------------  --------------

NET INCREASE IN NET ASSETS ...............................................................               191,091          492,704

NET ASSETS BEGINNING OF PERIOD ...........................................................               654,546          161,842
                                                                                                  ----------------  --------------

NET ASSETS END OF PERIOD .................................................................        $      845,637    $     654,546
                                                                                                  ================  ==============

ACCUMULATED NET INVESTMENT LOSS ..........................................................        $         (418)   $        (474)
                                                                                                  ================  ==============


   (1)SHARE TRANSACTIONs:

     Shares sold .........................................................................                11,616           13,189
     Reinvestment of distributions .......................................................                     -            1,132
     Shares redeemed .....................................................................                (6,251)          (5,275)
                                                                                                  ----------------  --------------
     Net increase ........................................................................                 5,365            9,046
                                                                                                  ================  ==============

   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities .............................................................        $      283,823    $     512,220
     Proceeds from sales of securities ...................................................               177,799          299,891

JNL/JANUS AGGRESSIVE GROWTH SERIES

Financial Highlights (Unaudited)


                                                       SIX MONTHS
                                                          ENDED
                                                        JUNE 30,              YEAR ENDED DECEMBER 31,
                                                          2000          1999           1998             1997
                                                      --------------------------------------------------------

Selected Per Share Data

Net asset value, beginning of period ................  $  39.97       $  22.09       $  14.53        $  13.38
                                                       --------       --------       --------        --------

Income from operations:
Net investment income (loss) ........................      0.01          (0.06)         (0.06)           0.04
Net realized and unrealized gains (losses) on
investments and foreign currency related items ......     (1.08)         20.87           8.45            1.65
                                                       --------       --------       --------        --------
Total income (loss) from operations .................     (1.07)         20.81           8.39            1.69
                                                       --------       --------       --------        --------

Less distributions:
From net investment income ..........................         -              -          (0.05)              -
From net realized gains on investment transactions ..         -          (2.93)         (0.78)          (0.54)
Return of capital ...................................         -              -              -               -
                                                       --------       --------       --------        --------
Total distributions .................................         -          (2.93)         (0.83)          (0.54)
                                                       --------       --------       --------        --------
Net increase (decrease) .............................     (1.07)         17.88           7.56            1.15
                                                       --------       --------       --------        --------

Net asset value, end of period ......................  $  38.90       $  39.97       $  22.09        $  14.53
                                                       ========       ========       ========        ========

Total Return (a) ....................................   (2.68)%        94.43 %        57.66 %         12.67 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ............   845,637      $ 654,546      $ 161,842        $ 78,870
Ratio of expenses to average net assets (b) .........    0.98 %         1.01 %         1.10 %          1.10 %
Ratio of net investment income (loss) to average
net assets (b) ......................................    0.01 %        (0.40)%        (0.35)%        0.39 %

Portfolio turnover ..................................   26.05 %        95.06 %       114.51 %        137.26 %

Ratio information assuming no expense reimbursement:
Ratio of expenses to average net assets (b) .........       n/a            n/a         1.10 %          1.17 %
Ratio of net investment income (loss) to average
net assets (b) ......................................       n/a            n/a        (0.35)%          0.32 %


                                                     PERIOD FROM    PERIOD FROM
                                                       APRIL 1,       MAY 15,
                                                       1996 TO       1995* TO
                                                     DECEMBER 31,    MARCH 31,
                                                         1996          1996
                                                    ----------------------------

Net asset value, beginning of period ................  $  13.13        $  10.00

Income from operations:
Net investment income (loss) ........................      0.05            0.01
Net realized and unrealized gains (losses) on
investments and foreign currency related items ......      1.10            3.53
Total income (loss) from operations .................      1.15            3.54

Less distributions:
From net investment income ..........................     (0.05)              -
From net realized gains on investment transactions ..     (0.71)          (0.41)
Return of capital ...................................     (0.14)              -
Total distributions .................................     (0.90)          (0.41)
Net increase (decrease) .............................      0.25            3.13

Net asset value, end of period ......................  $  13.38        $  13.13

Total Return (a) ....................................    8.72 %         35.78 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ............  $ 29,555         $ 8,527
Ratio of expenses to average net assets (b) .........    1.09 %          1.09 %
Ratio of net investment income (loss) to average
net assets (b) ......................................    0.77 %          0.27 %

Portfolio turnover ..................................   85.22 %        163.84 %

Ratio information assuming no expense reimbursement:
Ratio of expenses to average net assets (b) .........    1.40 %          2.77 %
Ratio of net investment income (loss) to average
net assets (b) ......................................    0.46 %         (1.41)%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

                     See notes to the financial statements.

                       JNL/JANUS AGGRESSIVE GROWTH SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                      SHARES OR    MARKET
                                      PRINCIPAL     VALUE
                                        AMOUNT     (000'S)
-------------------------------------------------------------

COMMON STOCKS - 80.8%

ADVERTISING - 1.3%
   GoTo.com Inc. (a)                      37,390  $       573
   Lamar Advertising Co. (a)              39,706        1,720
   Ticketmaster Online-CitySearch
   Inc. -
      Class B (a)                          9,305          148
   TMP Worldwide Inc. (a)                116,655        8,611
                                                  -----------
                                                       11,052

BANKS - 1.7%
   Fifth Third Bancorp                   148,250        9,377
   Firstar Corp.                         225,864        4,757
                                                  -----------
                                                       14,134

BIOTECHNOLOGY - 1.0%
   PE Corp. - PE Biosystems Group        127,430        8,395

COMMERCIAL SERVICES - 2.3%
   InfoSpace Inc (a)                      65,830        3,637
   Lycos Inc. (a)                         90,785        4,902
   MarchFirst Inc. (a)                   141,026        2,574
   Sapient Corp. (a)                      79,380        8,489
                                                  -----------
                                                       19,602

COMPUTERS - 6.6%
   3Com Corp. (a)                        203,040       11,700
   ASM Lithography Holding NV (a)        227,230       10,027
   Cisco Systems Inc. (a)                254,565       16,117
   EMC Corp. (a)                         230,100       17,703
                                                  -----------
                                                       55,547

DIVERSIFIED FINANCIAL SERVICES - 1.7%
   American Express Co.                  172,620        8,998
   E*TRADE Group Inc. (a)                306,125        5,051
                                                  -----------
                                                       14,049

ELECTRONICS - 1.6%
   Analog Devices Inc. (a)               116,230        8,833
   iGate Capital Corp. (a)                87,405        1,202
   Maxim Integrated Products Inc. (a)     50,720        3,446
                                                  -----------
                                                       13,481

ENTERTAINMENT - 0.1%
   Liberty Digital Inc. (a)               21,200          636

HEALTHCARE - 2.5%
   Medtronic Inc.                        332,378       16,557
   MiniMed Inc. (a)                       41,010        4,839
                                                  -----------
                                                       21,396

HOME FURNISHINGS - 0.8%
   SONY Corp. (c)                         75,700        7,083

MANUFACTURING - 0.4%
   E-Tek Dynamics Inc. (a)                13,420
                                                        3,540


                                      SHARES OR    MARKET
                                      PRINCIPAL     VALUE
                                          AMOUNT   (000'S)
-------------------------------------------------------------

MEDIA - 11.1%
   AT&T - Liberty Media Group --
      Class A (a)                      1,366,850  $    33,146
   Charter Communications Inc. (a)       276,450        4,544
   Comcast Corp. (a)                     287,915       11,661
   Cox Communications Inc. (a) (c)       123,760        5,639
   Infinity Broadcasting Corp. (a)       168,897        6,154
   Time Warner Inc.                      352,409       26,783
   UnitedGlobalCom Inc. (a)              105,770        4,945
                                                  -----------
                                                       92,872

OIL & GAS PRODUCERS - 4.7%
   Enron Corp.                           607,655       39,194

RETAIL - 3.7%
   Amazon.com Inc. (a)                   346,745       12,591
   eBay Inc. (a)                         113,320        6,155
   Home Depot Inc.                       147,240        7,353
   Priceline.com Inc. (a)                122,580        4,656
                                                  -----------
                                                       30,755

SEMICONDUCTORS - 2.8%
   Applied Materials Inc. (a)            134,310       12,172
   Texas Instruments Inc.                159,380       10,947
                                                  -----------
                                                       23,119

SOFTWARE - 8.5%
   Electronic Arts Inc. (a)              203,955       14,876
   i2 Technologies Inc. (a)              156,345       16,301
   Inktomi Corp. (a)                      31,690        3,747
   Microsoft Corp. (a)                    86,565        6,925
   NetZero Inc. (a)                       40,470          211
   Phone.com Inc. (a)                     89,530        5,831
   Scient Corp. (a)                       15,755          702
   Software.com Inc. (a)                 100,100       13,001
   Verio Inc. (a)                         58,095        3,223
   Veritas Software Corp. (a) (c)         58,755        6,640
                                                  -----------
                                                       71,457

TELECOMMUNICATIONS - 30.0%
   AT&T Corp.                             38,425        1,215
   Cablevision Systems Corp. (a)         108,425        7,360
   China Telecom (Hong Kong) Ltd. (a)  1,294,000       11,412
   China Telecom (Hong Kong) Ltd. -
    ADR (a)                                2,140          381
   China Unicom - ADR (a)                577,270       12,267
   DoubleClick Inc. (a)                  138,440        5,278
   Exodus Communications Inc. (a)        153,400        7,066
   JDS Uniphase Corp. (a)                 41,860        5,018
   Level 3 Communications Inc. (a)       151,605       13,341
   Nokia Corp. - ADR                   1,518,083       75,809
   Nokia Oyj                             142,536        7,303
   NTL Inc. (a) (c)                       71,059        4,255
   NTT DoCoMo Inc.                           225        6,103
   Qualcomm Inc. (a)                     130,140        7,808
   Sprint Corp. (PCS Group) (a)          141,195        8,401


                     See notes to the financial statements.

                       JNL/JANUS AGGRESSIVE GROWTH SERIES

                                      SHARES OR    MARKET
                                      PRINCIPAL     VALUE
                                          AMOUNT   (000'S)
-------------------------------------------------------------

   Telefonaktiebolaget Ericsson LM
    -   Class B                          217,840  $     4,334
   Telefonaktiebolaget LM Ericsson
    - ADR                                662,555       13,251
   Telefonica SA (c)                     332,234        7,166
   Telefonos de Mexico SA - ADR          196,660       11,234
   VeriSign Inc. (a)                      56,580        9,986
   Vodafone AirTouch Plc               3,764,142       15,215
   Vodafone AirTouch Plc - ADR (c)       103,385        4,284
   Voicestream Wireless Corp. (a)         78,835        9,168
   Winstar Communications Inc. (a)       104,640        3,545
                                                  -----------
                                                      251,200
                                                  -----------

     Total Common Stocks
       (cost $551,917)                                677,512
                                                  -----------

SHORT TERM INVESTMENTS - 19.2%

COMMERCIAL PAPER - 4.8%
   Associates Corp. NA,  6.85%,
    07/03/2000                        $40,000,000      39,985

MONEY MARKET FUND - 0.0%
   Dreyfus Cash Management Plus,
       6.51% (b)                           97,991          98


                                      SHARES OR    MARKET
                                      PRINCIPAL     VALUE
                                        AMOUNT     (000'S)
-------------------------------------------------------------

U.S. GOVERNMENT AGENCIES - 14.4%
  Federal Home Loan Bank
    6.35%, 07/03/2000                 $ 20,000,000 $   19,993
    6.42%, 07/31/2000                   40,000,000     39,786
    5.90%, 08/01/2000                   14,000,000     13,931
    5.98%, 08/03/2000                   20,000,000     19,890
    6.35%, 10/02/2000                   25,000,000     24,601
  Federal Home Loan Mortgage Corp.,
    5.95%, 07/03/2000                    2,400,000      2,399
                                                  -----------
                                                      120,600
                                                  -----------

    Total Short Term Investments
      (cost $160,683)                                 160,683
                                                  -----------

TOTAL INVESTMENTS - 100%
   (cost $712,600)
                                                  $   838,195
                                                  ===========

--------------------------------------------------------------------------------

(a)      Non-income producing security.

(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000. (c) All or a portion of this security has been loaned.


Based on the cost of investments of $713,047 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $196,386, the gross unrealized depreciation was $71,238 and the net unrealized appreciation on investments was $125,148.


FORWARD CURRENCY CONTRACTS, OPEN AT JUNE 30, 2000 (IN 000'S):


                                   CURRENCY
 CURRENCY PURCHASED (SOLD) AND      UNITS          CURRENCY
        SETTLEMENT DATE           PURCHASED       VALUE IN $      UNREALIZED
                                    (SOLD)           U.S.         GAIN (LOSS)
-------------------------------- -------------   --------------  --------------
  Euro              09/08/00          15,800     $    15,205     $       384
  Euro              09/08/00         (43,200)         41,573            (597)
  Euro              09/22/00         (19,400)         18,865              36
  Euro              10/05/00          (2,400)          2,313              (7)
  Euro              01/26/01           4,600           4,457              88
  Euro              01/26/01         (12,800)         12,480             (66)
  Hong Kong Dollar  03/16/01          (8,000)          1,027               -
  Hong Kong Dollar  06/27/01         (34,000)          4,365               1
  Japanese Yen      09/08/00         114,000           1,091             (21)
  Japanese Yen      09/08/00        (521,000)          4,985             118
  Japanese Yen      09/14/00          20,000             192               2
  Japanese Yen      09/14/00        (151,000)          1,446               6
  Japanese Yen      09/22/00         100,000             959              23
  Japanese Yen      09/22/00        (100,000)            959              20
  Japanese Yen      10/05/00         235,000           2,259              27
  Japanese Yen      10/05/00        (235,000)          2,259              63
                                                                 --------------
                                                                 $        77
                                                                 ==============


                     See notes to the financial statements.

                       JNL/JANUS AGGRESSIVE GROWTH SERIES

SUMMARY OF INVESTMENTS BY COUNTRY, JUNE 30, 2000:

                                      % OF INVESTMENT      MARKET VALUE
COUNTRY                                  SECURITIES           (000'S)
-------------------------------------------------------- ------------------

  Finland                                          9.9%  $         83,112
  Germany                                          2.3%            19,499
  Hong Kong                                        1.4%            11,793
  Japan                                            1.6%            13,186
  Mexico                                           1.3%            11,234
  Netherlands                                      1.2%            10,027
  Spain                                            0.9%             7,166
  Sweden                                           2.1%            17,585
  United States                                   79.3%           664,593
                                     =================== ==================
     TOTAL                                       100.0%  $        838,195
                                     =================== ==================


                     See notes to the financial statements.

JNL/JANUS BALANCED SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)

Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $24,631) .................  $    24,738
Cash .......................................           47
Receivables:
  Dividends and interest ...................          178
  Fund shares sold .........................          333
  Investment securities sold ...............           24
                                              --------------
TOTAL ASSETS ...............................       25,320
                                              --------------

LIABILITIES
Payables:
  Advisory fees ............................           16
  Administrative fees ......................            2
  Fund shares redeemed .....................            1
  Investment securities purchased ..........        2,154
                                              --------------
TOTAL LIABILITIES ..........................        2,173
                                              --------------

NET ASSETS .................................  $    23,147
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital ............................  $    23,117
Undistributed net investment income ........           74
Accumulated net realized loss on
  investments ..............................         (151)
Net unrealized appreciation on investments .          107
                                              --------------
                                              $    23,147
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED ..............        2,320
                                              ==============

NET ASSET VALUE PER SHARE ..................  $      9.98
                                              ==============


Statement of Operations
For the Period Ended June 30, 2000*

INVESTMENT INCOME
  Dividends ................................  $         8
  Interest .................................           97
                                              --------------
TOTAL INVESTMENT INCOME ....................          105
                                              --------------

EXPENSES
  Advisory fees ............................           28
  Administrative fees ......................            3
                                              --------------
TOTAL EXPENSES .............................           31
                                              --------------
NET INVESTMENT INCOME ......................           74
                                              --------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized loss on investments ...........         (151)
Net change in unrealized appreciation
  on investments ...........................          107
                                              --------------
NET REALIZED AND UNREALIZED LOSS ...........          (44)
                                              --------------

NET INCREASE IN NET ASSETS
  FROM OPERATIONS ..........................  $        30
                                              ==============

--------------------------------------------------------------------------------

*        For the period beginning May 1, 2000 (commencement of operations).


                     See notes to the financial statements.

JNL/JANUS BALANCED SERIES
Statement of Changes in Net Assets (Unaudited)
(in thousands)

                                                              PERIOD FROM
                                                                 MAY 1,
                                                                2000* TO
                                                                JUNE 30,
                                                                   2000
                                                             -----------------

OPERATIONS
  Net investment income ..................................       $       74
  Net realized loss on investments .......................             (151)
  Net change in unrealized appreciation on investments ...              107
                                                             -----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...............               30
                                                             -----------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income .............................                -
  From net realized gains on investment transactions .....                -
                                                             -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................                -
                                                             -----------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares .......................           23,573
  Reinvestment of distributions ..........................                -
  Cost of shares redeemed ................................             (456)
                                                             -----------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .......           23,117
                                                             -----------------

NET INCREASE IN NET ASSETS ...............................           23,147

NET ASSETS BEGINNING OF PERIOD ...........................                -
                                                             -----------------

NET ASSETS END OF PERIOD .................................       $   23,147
                                                             =================

UNDISTRIBUTED NET INVESTMENT INCOME ......................       $       74
                                                             =================

(1)SHARE TRANSACTIONS:

  Shares sold ............................................            2,367
  Reinvestment of distributions ..........................                -
  Shares redeemed ........................................              (47)
                                                             =================
  Net increase ...........................................            2,320
                                                             =================

PURCHASES AND SALES OF INVESTMENT SECURITIES
  (EXCLUDING SHORT-TERM SECURITIES):

  Purchases of securities ................................       $   20,986
  Proceeds from sales of securities ......................            1,056

  Purchases of U.S. Government obligations ...............       $    5,500
  Proceeds from sales of U.S. Government obligations .....                -


----------------------------------------------------
*        Commencement of operations.

                     See notes to the financial statements.

JNL/JANUS BALANCED SERIES

Financial Highlights (Unaudited)

                                                                PERIOD FROM
                                                                   MAY 1,
                                                                  2000* TO
                                                                  JUNE 30,
                                                                    2000
                                                               ---------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ......................    $      10.00

INCOME FROM OPERATIONS:
  Net investment income ...................................            0.03
  Net realized and unrealized loss on investments .........           (0.05)
                                                               ---------------
  Total loss from operations ..............................           (0.02)
                                                               ---------------

LESS DISTRIBUTIONS:
  From net investment income ..............................               -
  From net realized gains on investment transactions ......               -
                                                               ---------------
  Total distributions .....................................               -
                                                               ---------------
  Net decrease ............................................           (0.02)
                                                               ---------------

NET ASSET VALUE, END OF PERIOD ............................    $       9.98
                                                               ===============
                                                                      (0.20)%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ................    $     23,147
  Ratio of expenses to average net assets (b) .............            1.05%
  Ratio of net investment income to average net
  assets (b) ..............................................            2.47%
  Portfolio turnover ......................................            8.99%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

                     See notes to the financial statements.

                            JNL/JANUS BALANCED SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                        SHARES OR    MARKET
                                        PRINCIPAL     VALUE
                                          AMOUNT     (000'S)
----------------------------------------------------------------

COMMON STOCKS - 37.3%

BEVERAGES - 0.4%
   Anheuser - Busch Cos. Inc.                 1,270    $    95

BIOTECHNOLOGY - 0.7%
   Genentech Inc. (a)                         1,055        181

CHEMICALS - 1.1%
   E.I. du Pont de Nemours & Co.                700         31
   Lyondell Chemical Co.                     11,840        198
   Praxair Inc.                               1,055         39
                                                   -------------
                                                           268

COMMERCIAL SERVICES - 0.5%
   Paychex Inc.                               3,212        135

COMPUTERS - 5.1%
   Cisco Systems Inc. (a)                     4,110        260
   EMC Corp. (a)                              6,945        534
   Sun Microsystems Inc. (a)                  2,545        232
   Symbol Technologies Inc.                   4,290        232
                                                   -------------
                                                         1,258

DIVERSIFIED FINANCIAL SERVICES - 2.5%
   American Express Co.                       4,950        258
   Associates First Capital Corp.             4,845        108
   Citigroup Inc.                             4,200        253
                                                   -------------
                                                           619

ELECTRICAL COMPONENTS AND EQUIPMENT - 0.9%
   Samsung Electronics - GDR                  2,430        222

ELECTRONICS - 0.8%
   Maxim Integrated Products Inc. (a)         3,025        206

LEISURE TIME - 0.2%
   Harley-Davidson Inc.                       1,335         51

MANUFACTURING - 4.0%
   Corning Inc.                                 625        169
   General Electric Co.                      15,420        817
                                                   -------------
                                                           986

MEDIA - 6.3% (a)
   AT&T - Liberty Media Group -
    Class A (a)                              12,845        312
   Comcast Corp.                              8,200        332
   Hispanic Broadcasting Corp. (a)            3,445        114
   Infinity Broadcasting Corp. (a)            7,750        282
   Univision Communications Inc. (a)          1,655        171
   Viacom Inc. - Class B (a)                  5,115        349
                                                   -------------
                                                         1,560

OIL & GAS PRODUCERS - 0.6%
   El Paso Energy Corp.                         210         11
   Enron Corp.                                2,195        142
                                                   -------------
                                                           153


                                        SHARES OR       MARKET
                                        PRINCIPAL        VALUE
                                          AMOUNT       (000'S)
----------------------------------------------------------------

PHARMACEUTICALS - 1.8%
   Pfizer Inc.                                3,840   $    184
   Pharmacia Corp.                            5,030        260
                                                   -------------
                                                           444

RETAIL - 2.1%
   Gap Inc.                                   2,990         94
   Home Depot Inc.                            2,790        139
   Staples Inc. (a)                             470          7
   Wal-Mart Stores Inc.                       4,785        276
                                                   -------------
                                                           516

SEMICONDUCTORS - 2.0%
   Advanced Micro Devices Inc. (a)            2,450        189
   Texas Instruments Inc.                     4,465        307
                                                   -------------
                                                           496

SOFTWARE - 2.5%
   Automatic Data Processing Inc.             4,435        238
   Cadence Design Systems Inc. (a)            2,735         56
   Oracle Corp. (a)                           2,075        174
   Veritas Software Corp. (a)                 1,240        140
                                                   -------------
                                                           608

TELECOMMUNICATIONS - 5.8%
   DoubleClick Inc. (a)                         170          7
   McLeodUSA Inc. (a)                         5,325        110
   Nextel Communications Inc. (a)             1,915        117
   Nokia Corp. - ADR                          9,400        470
   Nokia OYJ                                  1,645         84
   Sprint Corp. (PCS Group) (a)                 970         58
   Telefonaktiebolaget LM Ericsson -
     ADR                                      6,655        133
   Telefonica S.A. - ADR                      3,860        247
   Verisign Inc. (a)                          1,175        207
                                                   -------------
                                                         1,433
                                                   -------------

    Total Common Stocks
      (cost $9,157)                                      9,231
                                                   -------------

CORPORATE BONDS - 18.1%

BANKS - 0.8%
   Morgan Stanley Dean Witter & Co.,
     7.75%, 06/15/2005                  $   200,000        201

CHEMICALS - 0.6%
   Lyondell Chemical Co., 9.625%,
     05/01/2007                             160,000        158

DIVERSIFIED FINANCIAL SERVICES - 4.4%
   American Express Co., 6.75%,
      06/23/2004                            575,000        561
   Fannie Mae, 5.75%, 04/15/2003            340,000        330
   General Electric Capital Corp.
      7.25%, 05/03/2004                     174,477        175
      7.375%, 01/19/2010                     45,000         45
                                                   -------------
                                                         1,111

                     See notes to the financial statements.

                            JNL/JANUS BALANCED SERIES

                                        SHARES OR       MARKET
                                        PRINCIPAL        VALUE
                                          AMOUNT       (000'S)
----------------------------------------------------------------

MEDIA - 2.8%
   Cox Communications Inc., 7.875%,
    08/15/2009                          $   695,000   $    693

RETAIL - 2.4%
   Wal-Mart Stores Inc., 6.875%,
   08/10/2009                               600,000        588

SAVING & LOAN - 2.3%
   Ford Motor Credit Co., 7.75%,
   02/15/2007                               565,000        564

SOFTWARE - 1.4%
   BEA Systems Inc., 4.00%, 12/15/2006
     (c) (d)                                 69,000        107
   Exodus Communications Inc., 4.75%,
     07/15/2008 (d)                          61,000         87
   i2 Technologies Inc., 5.25%,
     12/15/2006 (d)                          96,000        147
                                                   -------------
                                                           341

TELECOMMUNICATIONS - 3.4%
   Clear Channel Communications Inc.,
     2.625%, 04/01/2003 (d)                 160,000        206
   Nextel Communications Inc., 4.75%,
     07/01/2007 (d)                          95,000        251
   NTL Inc., 7.00%, 12/15/2008 (d)          104,000        166
    Telefonos de Mexico SA, 4.25%,
     06/15/2004 (d)                         107,000        143
   Telewest Communications Plc, 5.25%,
     02/19/2007 (c) (d)                      48,000         65
                                                   -------------
                                                           831
                                                   -------------

    Total Corporate Bonds
      (cost $4,460)                                      4,487
                                                   -------------

PREFERRED STOCKS - 3.7%

ELECTRIC - 1.1%
   Reliant Energy Inc.                          725         89
   Reliant Energy Inc. Zero - Premium
     Exchangeable Subordinated Notes (a)      2,510        182
                                                   -------------
                                                           271

MEDIA - 1.0%
   Tribune Co. Exchangeable
     Subordinated Debentures (a)              2,095        242


                                        SHARES OR    MARKET
                                        PRINCIPAL     VALUE
                                          AMOUNT     (000'S)
----------------------------------------------------------------

TELECOMMUNICATIONS - 1.6%
    Comcast Corp. Exchangeable
     Subordinated Debentures (a)              2,880  $    317
    MediaOne Group Inc. (a)                     815        73
                                                   -------------
                                                          390
                                                   -------------

    Total Preferred Stocks
      (cost $966)                                         903
                                                   -------------

GOVERNMENT SECURITIES -22.5%

U.S. GOVERNMENT AGENCIES - 4.0%
   Federal Home Loan Mortgage Corp.,
     7.00%, 03/15/2010                  $ 1,000,000       992

U.S. TREASURY BOND - 4.2%
   6.125%, 08/15/2029                     1,035,000     1,046

U.S. TREASURY NOTES - 14.3%
    5.875%, 11/30/2001                    1,025,000     1,016
   6.00%, 08/15/2009                      2,540,000     2,519
                                                   -------------
                                                        3,535
                                                   -------------

    Total Government Securities
      (cost $5,504)                                     5,573
                                                   -------------

SHORT TERM INVESTMENTS - 18.4%

MONEY MARKET FUND - 0.2%
     Dreyfus Cash Management Plus,
     6.51%  (b)                              47,198        47

U.S. GOVERNMENT AGENCIES - 18.2%
   Federal Home Loan Bank, 6.28%,
     07/05/2000                         $ 3,800,000     3,797
   Federal Home Loan Mortgage Corp.,
     5.95%, 07/03/2000                      700,000       700
                                                   -------------
                                                        4,497
                                                   -------------

     Total Short Term Securities
       (cost $4,544)                                    4,544
                                                   -------------

TOTAL INVESTMENTS - 100%
   (cost $24,631)                                  $   24,738
                                                   =============

--------------------------------------------------------------------------------
(a)      Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate stated is the quoted yield as of June 30, 2000.
(c)      144a security. Certain conditions for public sale may exist.
(d)      Convertible security.

Based on the cost of investments of $24,631 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $578, the gross unrealized depreciation was $471 and the net unrealized appreciation on investments was $107.

                     See notes to the financial statements.

JNL/JANUS CAPITAL GROWTH SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)

Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $589,993) ................. $      701,388
Receivables:
  Fund shares sold ..........................            473
  Investment securities sold ................          1,532
Collateral for securities loaned ............          5,474
                                              --------------
TOTAL ASSETS ................................        708,867
                                              --------------

LIABILITIES
Payables:
  Advisory fees .............................            501
  Administrative fees .......................             56
  Fund shares redeemed ......................            305
Return of collateral for securities loaned ..          5,474
                                              --------------
TOTAL LIABILITIES ...........................          6,336
                                              --------------

NET ASSETS .................................. $      702,531
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital ............................. $      489,328
Accumulated net investment loss .............         (2,106)
Accumulated net realized gain on
  investments and foreign
  currency related items ....................        103,914
Net unrealized appreciation on investments ..        111,395
                                              ==============
                                              $      702,531
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED ...............         16,355
                                              ==============

NET ASSET VALUE PER SHARE ...................  $       42.96
                                              ==============

Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends ................................. $           95
  Interest ..................................            760
  Securities lending ........................            267
                                              --------------
TOTAL INVESTMENT INCOME .....................          1,122
                                              --------------

EXPENSES
  Advisory fees .............................          2,766
  Administrative fees .......................            312
                                              --------------
TOTAL EXPENSES ..............................          3,078
                                              --------------
NET INVESTMENT LOSS .........................         (1,956)
                                              --------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain (loss) on:
  Investments ..............................          63,449
  Foreign currency related items ............             (2)
Net change in unrealized depreciation on
  investments ..............................         (82,550)
                                              --------------
NET REALIZED AND UNREALIZED LOSS ...........         (19,103)
                                              --------------

NET DECREASE IN NET ASSETS FROM OPERATIONS .  $      (21,059)
                                              ==============

                     See notes to the financial statements.

JNL/JANUS CAPITAL GROWTH SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)


                                                                                                   SIX MONTHS
                                                                                                     ENDED         YEAR ENDED
                                                                                                    JUNE 30,      DECEMBER 31,
                                                                                                      2000            1999
                                                                                                  --------------  --------------

OPERATIONS
  Net investment loss ......................................................................       $   (1,956)     $   (1,666)
  Net realized gains (losses) on:
    Investments ............................................................................           63,449          68,596
    Foreign currency related items .........................................................               (2)             (2)
  Net change in unrealized appreciation (depreciation) on:
    Investments ............................................................................          (82,550)        165,791
    Foreign currency related items .........................................................                -              (3)
                                                                                                  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ......................................          (21,059)        232,716
                                                                                                  --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ...............................................................                -               -
  From net realized gains on investment transactions .......................................                -         (30,899)
                                                                                                  --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................................                -         (30,899)
                                                                                                  --------------  --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares .........................................................          299,215         239,269
  Reinvestment of distributions ............................................................                -          30,899
  Cost of shares redeemed ..................................................................          (84,711)        (73,936)
                                                                                                  --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .........................................          214,504         196,232
                                                                                                  --------------  --------------

NET INCREASE IN NET ASSETS .................................................................          193,445         398,049

NET ASSETS BEGINNING OF PERIOD .............................................................          509,086         111,037
                                                                                                  --------------  --------------

NET ASSETS END OF PERIOD ...................................................................       $  702,531      $  509,086
                                                                                                  ==============  ==============

ACCUMULATED NET INVESTMENT LOSS ............................................................       $   (2,106)      $    (150)
                                                                                                  ==============  ==============

   (1)SHARE TRANSACTIONs:

     Shares sold ...........................................................................            6,617           8,203
     Reinvestment of distributions .........................................................                -             714
     Shares redeemed .......................................................................           (1,932)         (2,603)
                                                                                                  --------------  --------------
     Net increase ..........................................................................            4,685           6,314
                                                                                                  ==============  ==============

   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities ...............................................................       $  657,134      $  387,928
     Proceeds from sales of securities .....................................................          449,322         227,797

                     See notes to the financial statements.

JNL/JANUS CAPITAL GROWTH SERIES

Financial Highlights (Unaudited)


                                                          SIX MONTHS
                                                             ENDED
                                                           JUNE 30,             YEAR ENDED DECEMBER 31,
                                                             2000          1999             1998            1997
                                                         ----------------------------------------------------------
Selected Per Share Data

Net asset value, beginning of period ..................  $  43.62        $  20.73         $  16.50        $  14.46
                                                         --------        --------         --------        --------

Income from operations:
Net investment income (loss) ..........................     (0.12)          (0.13)           (0.12)          (0.06)
Net realized and unrealized gains (losses)
on investments and foreign currency related items .....     (0.54)          25.85             5.92            2.23
                                                         --------        --------         --------        --------
Total income (loss) from operations ...................     (0.66)          25.72             5.80            2.17
                                                         --------        --------         --------        --------

Less distributions:
From net investment income ............................         -               -                -           (0.02)
From net realized gains on investment transactions ....         -           (2.83)           (1.57)          (0.04)
Return of capital .....................................         -               -                -           (0.07)
                                                         --------        --------         --------        --------
Total distributions ...................................         -           (2.83)           (1.57)          (0.13)
                                                         --------        --------         --------        --------
Net increase (decrease) ...............................     (0.66)          22.89             4.23            2.04
                                                         --------        --------         --------        --------

Net asset value, end of period ........................  $  42.96        $  43.62         $  20.73        $  16.50
                                                         ========        ========         ========        ========

Total Return (a) ......................................   (1.51)%        124.19 %          35.16 %         15.01 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) .............. $ 702,531       $ 509,086        $ 111,037        $ 73,749
Ratio of expenses to average net assets (b) ...........    0.99 %          1.03 %           1.09 %          1.10 %
Ratio of net investment income (loss) to average
net assets (b) ........................................   (0.63)%         (0.75)%          (0.68)%         (0.30)%

Portfolio turnover ....................................   73.88 %        102.26 %         128.95 %        131.43 %

Ratio information assuming no expense reimbursement:
Ratio of expenses to average net assets (b) ...........       n/a             n/a           1.09 %          1.11 %
Ratio of net investment income (loss) to average
net assets (b) ........................................       n/a             n/a          (0.68)%         (0.31)%


                                                    PERIOD FROM    PERIOD FROM
                                                      APRIL 1,       MAY 15,
                                                      1996 TO       1995* TO
                                                     DECEMBER 31,    MARCH 31,
                                                         1996          1996
                                                     ---------------------------
Selected Per Share Data

Net asset value, beginning of period ..................  $  13.86     $  10.00
                                                         --------     --------

Income from operations:
Net investment income (loss) ..........................      0.06            -
Net realized and unrealized gains (losses)
on investments and foreign currency related items .....      0.70         4.70
                                                         --------     --------
Total income (loss) from operations ...................      0.76         4.70
                                                         --------     --------

Less distributions:
From net investment income ............................         -            -
From net realized gains on investment transactions ....     (0.16)       (0.84)
Return of capital .....................................         -            -
                                                         --------     --------
Total distributions ...................................     (0.16)       (0.84)
                                                         --------     --------
Net increase (decrease) ...............................      0.60         3.86
                                                         --------     --------

Net asset value, end of period ........................  $  14.46     $  13.86
                                                         ========     ========

Total Return (a) ......................................    5.45 %      47.94 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ..............  $ 36,946      $ 9,578
Ratio of expenses to average net assets (b) ...........    1.09 %       1.09 %
Ratio of net investment income (loss) to average
net assets (b) ........................................    0.91 %      (0.49)%

Portfolio turnover ....................................  115.88 %     128.56 %

Ratio information assuming no expense reimbursement:
Ratio of expenses to average net assets (b) ...........    1.27 %       2.08 %
Ratio of net investment income (loss) to average
net assets (b) ........................................    0.73 %      (1.48)%


--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

                     See notes to the financial statements.

                         JNL/JANUS CAPITAL GROWTH SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                     SHARES OR    MARKET
                                     PRINCIPAL      VALUE
                                       AMOUNT      (000'S)
 -------------------------------------------------------------

 COMMON STOCKS - 98.1%

 ADVERTISING - 3.5%
    Lamar Advertising Co. (a)           243,315   $   10,539
    TMP Worldwide Inc. (a)              189,520       13,989
                                                  ------------
                                                      24,528

 BIOTECHNOLOGY - 5.2%
    CuraGen Corp. (a)                    89,405        3,403
    Human Genome Sciences Inc. (a)       76,005       10,137
    Maxygen Inc. (a) (c)                 77,465        4,397
    Millennium Pharmaceuticals Inc.     162,590       18,190
    (a)
                                                  ------------
                                                      36,127

 COMMERCIAL SERVICES - 6.4%
    Apollo Group Inc. (a)               352,087        9,858
    Paychex Inc.                        838,373       35,212
                                                  ------------
                                                      45,070

 COMPUTERS - 1.7%
    Brocade Communications Systems
    Inc. (a)                             64,910       11,910

 DIVERSIFIED FINANCIAL SERVICES -
 0.2%
    E*TRADE Group Inc. (a)               69,990        1,155

 ELECTRICAL COMPONENTS & EQUIPMENT -
 0.6%
    Pinnacle Holdings Inc. (a)           83,555        4,512

 ELECTRONICS - 7.7%
    SDL Inc. (a)                        127,070       36,239
    Vitesse Semiconductor Corp. (a)     244,330       17,973
                                                  ------------
                                                      54,212

 ENTERTAINMENT - 2.1%
    Premier Parks Inc. (a) (c)          338,850        7,709
    SFX Entertainment Inc. (a)          151,007        6,843
                                                  ------------
                                                      14,552

 HEALTHCARE - 0.8%
    MiniMed Inc. (a)                     45,670        5,389

 MEDIA - 12.8%
    AMFM Inc. (a)                       496,970       34,291
    Citadel Communications Corp. (a)     97,195        3,396
    Cox Radio Inc. (a)                  120,375        3,371
    Hispanic Broadcasting Corp. (a)     243,560        8,068
    Metromedia Fiber Network Inc.(a)    718,540       28,517
    Radio One Inc. (a)                  103,240        3,052
    Radio One Inc. - Class D (a)        206,480        4,555
    Univision Communications Inc. (a)    43,485        4,501
                                                  ------------
                                                      89,751

 OIL & GAS PRODUCERS - 0.1%
    Hanover Compressor Co. (a)           25,050          952

 PHARMACEUTICALS - 10.7%
    Abgenix Inc. (a)                    118,390       14,190
    Andrx Corp. (a)                     164,000       10,483


                                     SHARES OR     MARKET
                                     PRINCIPAL      VALUE
                                       AMOUNT      (000'S)
 -------------------------------------------------------------

    King Pharmaceuticals Inc. (a)       209,145    $   9,176
    Medarex Inc. (a)                    124,610       10,530
    MedImmune Inc. (a)                  129,174        9,559
    Sepracor Inc. (a)                   174,795       21,085
                                                  ------------
                                                      75,023

 RETAIL - 2.4%
    eBay Inc. (a)                       135,840        7,378
    Priceline.com Inc. (a)              240,875        9,149
                                                  ------------
                                                      16,527

 SEMICONDUCTORS - 6.9%
    Applied Micro Circuits Corp. (a)    118,695       11,721
    Cree Inc. (a)                        37,980        5,070
    Intersil Holdings Corp. (a)         158,560        8,572
    Triquint Semiconductor Inc. (a)      97,455        9,325
    Xilinx Inc. (a)                     170,385       14,067
                                                  ------------
                                                      48,755

 SOFTWARE - 7.6%
    Inktomi Corp. (a)                   156,315       18,484
    Liberate Technologies Inc. (a)      165,730        4,858
    Portal Software Inc. (a)            155,200        9,913
    PSINet Inc. (a)                     580,795       14,592
    TenFold Corp. (a)                    22,360          368
    Viasystems Group Inc. (a)           279,805        4,827
                                                  ------------
                                                      53,042

 TELECOMMUNICATIONS - 29.4%
    American Tower Corp. (a)            360,965       15,048
    AT&T Canada Inc. (a)                309,450       10,270
    Clearnet Communications Inc. (a)    207,070        5,749
    Crown Castle International          513,570       18,745
    Corp. (a)
    DoubleClick Inc. (a)                177,985        6,786
    Entercom Communications Corp.       115,445        5,628
    (a)
    Exodus Communications Inc. (a)      535,470       24,665
    Level 3 Communications Inc. (a)      70,320        6,188
    McLeodUSA Inc. (a)                  784,860       16,237
    Microcell Telecommunications
    Inc. (a)                            143,987        5,202
    Millicom International Cellular
    SA (a)                                   13          444
    MRV Communications Inc. (a)          98,850        6,648
    Net2Phone Inc. (a)                   73,430        2,621
    Netro Corp. (a)                      20,045        1,153
    NEXTLINK Communications Inc. (a)    144,390        5,478
    Powertel Inc. (a)                   121,040        8,586
    RF Micro Devices Inc. (a)            56,900        4,986
    Sycamore Networks Inc. (a)            9,445        1,042
    VeriSign Inc. (a)                   178,318       31,472
    Voicestream Wireless Corp. (a)      121,516       14,132
    Western Wireless Corp. (a)          284,685       15,515
                                                  ------------
                                                     206,595
                                                  ------------

      Total Common Stocks
        (cost $ 576,705)                             688,100
                                                  ------------

                     See notes to the financial statements.

                         JNL/JANUS CAPITAL GROWTH SERIES

                                     SHARES OR    MARKET
                                     PRINCIPAL      VALUE
                                       AMOUNT      (000'S)
 -------------------------------------------------------------

 SHORT TERM INVESTMENTS - 1.9%

 COMMERCIAL PAPER - 1.9%
    Associates Corp. - NA,
     6.85%, 07/03/2000               $13,200,000  $   13,195

 MONEY MARKET FUND - 0.0%
    Dreyfus Cash Management Plus,
     6.51% (b)                           92,539           93
                                                  ------------

      Total Short Term Investments
        (cost $13,288)                                13,288
                                                  ------------

 TOTAL INVESTMENTS - 100%
    (cost $589,993)                               $  701,388
                                                  ============



--------------------------------------------------------------------------------
(a)      Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000. (c) All or a portion of this security has been loaned.


Based on the cost of investments of $590,682 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $174,921, the gross unrealized depreciation was $64,215 and the net unrealized appreciation on investments was $110,706.


                     See notes to the financial statements.

JNL/JANUS GLOBAL EQUITIES SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)

Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $570,182) ................  $     777,229
Foreign currency ...........................          5,347
Receivables:
  Dividends and interest ...................            133
  Forward currency contracts ...............          3,240
  Foreign taxes recoverable ................            197
  Fund shares sold .........................         21,485
  Investment securities sold ...............          2,214
Collateral for securities loaned ...........         39,744
                                              --------------
TOTAL ASSETS ...............................        849,589
                                              --------------

LIABILITIES
Payables:
  Advisory fees ............................            593
  Administrative fees ......................             64
  Forward currency contracts ...............          2,093
  Fund shares redeemed .....................            240
  Investment securities purchased ..........          6,210
Return of collateral for securities loaned .         39,744
                                              --------------
TOTAL LIABILITIES ..........................         48,944
                                              --------------

NET ASSETS .................................  $     800,645
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital ............................  $     524,183
Accumulated net investment loss ............           (790)
Accumulated net realized gain on
  investments and foreign currency
  related items ............................         69,033
Net unrealized appreciation on investments
  and foreign currency related items .......        208,219
                                              ==============
                                              $     800,645
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED .............         22,196
                                              ==============

NET ASSET VALUE PER SHARE ..................  $       36.07
                                              ==============


Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends ................................  $       1,657
  Interest .................................          2,098
  Securities lending .......................             89
  Foreign taxes withheld ...................           (164)
                                              --------------
TOTAL INVESTMENT INCOME ....................          3,680
                                              --------------

EXPENSES
  Advisory fees ............................          3,314
  Administrative fees ......................            356
                                              --------------
TOTAL EXPENSES .............................          3,670
                                              --------------
NET INVESTMENT INCOME ......................             10
                                              --------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain on:
  Investments ..............................         48,392
  Foreign currency related items ...........          7,341
Net change in unrealized depreciation on:
  Investments ..............................        (46,870)
  Foreign currency related items ...........           (204)
                                              --------------
NET REALIZED AND UNREALIZED GAIN ...........          8,659
                                              --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .  $       8,669
                                              ==============



                     See notes to the financial statements.

JNL/JANUS GLOBAL EQUITIES SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                   SIX MONTHS
                                                                                                     ENDED         YEAR ENDED
                                                                                                    JUNE 30,      DECEMBER 31,
                                                                                                      2000            1999
                                                                                                  --------------  --------------

OPERATIONS
  Net investment income .....................................................................     $        10     $        23
  Net realized gain (loss) on:
    Investments .............................................................................          48,392          27,633
    Foreign currency related items ..........................................................           7,341          (2,375)
  Net change in unrealized appreciation (depreciation) on:
    Investments .............................................................................         (46,870)        191,069
    Foreign currency related items ..........................................................            (204)          2,200
                                                                                                  --------------  --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..................................................           8,669         218,550
                                                                                                  --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ................................................................               -               -
  From net realized gains on investment transactions ........................................               -         (11,540)
                                                                                                  --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........................................................               -         (11,540)
                                                                                                  --------------  --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares ..........................................................         959,621         524,284
  Reinvestment of distributions .............................................................               -          11,540
  Cost of shares redeemed ...................................................................        (764,886)       (385,978)
                                                                                                  --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS ..........................................         194,735         149,846
                                                                                                  --------------  --------------

NET INCREASE IN NET ASSETS ..................................................................         203,404         356,856

NET ASSETS BEGINNING OF PERIOD ..............................................................         597,241         240,385
                                                                                                  --------------  --------------

NET ASSETS END OF PERIOD ....................................................................     $   800,645     $   597,241
                                                                                                  ==============  ==============

ACCUMULATED NET INVESTMENT LOSS .............................................................     $      (790)    $      (800)
                                                                                                  ==============  ==============


(1)SHARE TRANSACTIONS:

  Shares sold ...............................................................................          25,901          19,630
  Reinvestment of distributions .............................................................               -             325
  Shares redeemed ...........................................................................         (20,440)        (14,090)
                                                                                                  --------------  --------------
  Net increase ..............................................................................           5,461           5,865
                                                                                                  ==============  ==============

PURCHASES AND SALES OF INVESTMENT SECURITIES
  (EXCLUDING SHORT-TERM SECURITIES):

  Purchases of securities ...................................................................     $   295,754     $   321,068
  Proceeds from sales of securities .........................................................         165,083         198,473

                     See notes to the financial statements.

JNL/JANUS GLOBAL EQUITIES SERIES

Financial Highlights (Unaudited)

                                                              SIX MONTHS
                                                                 ENDED
                                                               JUNE 30,                 YEAR ENDED DECEMBER 31,
                                                                 2000             1999          1998              1997
                                                              ------------- -------------- -------------- ------------------
Selected Per Share Data

Net asset value, beginning of period .......................      $  35.69       $  22.11       $  17.48       $  15.20
                                                                  --------       --------       --------       --------

Income from operations:
Net investment income ......................................          0.01              -           0.04           0.07
Net realized and unrealized gains on investments and
foreign currency related items .............................          0.37          14.27           4.66           2.84
                                                                  --------       --------       --------       --------
Total income from operations ...............................          0.38          14.27           4.70           2.91
                                                                  --------       --------       --------       --------
Less distributions:
From net investment income .................................             -              -          (0.07)             -
From net realized gains on investment transactions .........             -          (0.69)             -          (0.63)
Return of capital ..........................................             -              -              -              -
                                                                  --------       --------       --------       --------
Total distributions ........................................             -          (0.69)         (0.07)         (0.63)
                                                                  --------       --------       --------       --------
Net increase ...............................................          0.38          13.58           4.63           2.28
                                                                  --------       --------       --------       --------

Net asset value, end of period .............................      $  36.07       $  35.69       $  22.11       $  17.48
                                                                  ========       ========       ========       ========

Total Return (a) ...........................................        1.06 %        64.58 %        26.87 %        19.12 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ...................      $800,645       $597,241       $240,385       $151,050
Ratio of expenses to average net assets (b) ................        1.03 %         1.06 %         1.14 %         1.15 %
Ratio of net investment income to average net assets (b) ...           - %         0.01 %         0.13 %         0.33 %
Portfolio turnover .........................................       28.90 %        61.60 %        81.46 %        97.21 %


Ratio information assuming no expense reimbursement:
Ratio of expenses to average net assets (b) ................           n/a            n/a         1.30 %         1.37 %
Ratio of net investment income (loss) to average net
assets (b) .................................................           n/a            n/a        (0.03)%         0.11 %


                                                                PERIOD FROM   PERIOD FROM
                                                                  APRIL 1,       MAY 15,
                                                                  1996 TO      1995* TO
                                                                 DECEMBER 31,    MARCH 31,
                                                                    1996          1996
                                                                ------------- -----------------
Selected Per Share Data

Net asset value, beginning of period ........................     $  13.75      $  10.00
                                                                  --------      --------

Income from operations:
Net investment income .......................................         0.03          0.10
Net realized and unrealized gains on investments and
foreign currency related items ..............................         2.72          4.02
                                                                  --------      --------
Total income from operations ................................         2.75          4.12
                                                                  --------      --------
Less distributions:
From net investment income ...................................       (0.08)            -
From net realized gains on investment transactions ...........       (0.90)        (0.37)
Return of capital ............................................       (0.32)            -
                                                                  --------      --------
Total distributions ..........................................       (1.30)        (0.37)
                                                                  --------      --------
Net increase .................................................        1.45          3.75
                                                                  --------      --------

Net asset value, end of period ..............................     $  15.20      $  13.75
                                                                  ========      ========

Total Return (a) .............................................     19.99 %       41.51 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) .....................    $ 48,638      $ 16,141
Ratio of expenses to average net assets (b) ..................      1.14 %        1.15 %
Ratio of net investment income to average net assets (b) .....      0.37 %        0.39 %
Portfolio turnover ...........................................     52.02 %      142.36 %


Ratio information assuming no expense reimbursement:
Ratio of expenses to average net assets (b) ..................      1.63 %        2.25 %
Ratio of net investment income (loss) to average net
assets (b) ...................................................     (0.12)%       (0.71)%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

                     See notes to the financial statements.

                        JNL/JANUS GLOBAL EQUITIES SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                       SHARES OR    MARKET
                                       PRINCIPAL      VALUE
                                        AMOUNT       (000'S)
----------------------------------------------------------------

COMMON STOCKS - 87.1%

AEROSPACE & DEFENSE - 0.1%
   Finmeccanica SpA (a) (d)                662,500     $   914

BANKS - 2.4%
   Banco Bilbao Vizcaya Argentaria SA      799,674      11,997
   Chase Manhattan Corp.                    73,013       3,363
   Fuji Bank Ltd. (d)                      396,000       3,016
                                                    ------------
                                                        18,376

BIOTECHNOLOGY - 0.7%
   Genentech Inc. (a)                        9,720       1,672
   Incyte Genomics Inc. (a)                  8,060         662
   Millennium Pharmaceuticals Inc.(a)          625          70
   PE Corp.- Celera Genomics Group (a)      10,700       1,000
   PE Corp.- PE Biosystems Group            26,960       1,776
                                                    ------------
                                                         5,180

CHEMICALS - 0.6%
   Reliance Industries Ltd. - GDR          228,984       4,866

COMMERCIAL SERVICES - 1.7%
   Capita Group Plc                         22,324         546
   Celestica Inc. (a)                        4,708         229
   Celestica Inc. (a)                       93,200       4,625
   Hays Plc                                216,611       1,208
   Paychex Inc.                             26,590       1,117
   Securitas AB                            273,189       5,824
                                                    ------------
                                                        13,549

COMPUTERS - 10.2%
   3Com Corp. (a)                           65,155       3,754
   ASM Lithography Holding NV (a)           18,000         794
   ASM Lithography Holding NV (a)           45,024       1,943
   Atos SA (a)                              15,554       1,461
   Check Point Software Technologies
     Ltd. (a)                               44,875       9,502
   Cisco Systems Inc. (a)                  470,995      29,820
   Comverse Technology Inc. (a)             39,090       3,635
   Dimension Data Holdings Ltd. (a)        759,800       6,287
   EMC Corp. (a)                           117,920       9,073
   Fujitsu Ltd.                             89,000       3,087
   Getronics NV                            192,480       2,980
   Legend Holdings Ltd. (d)                604,000         585
   Sun Microsystems Inc. (a)                70,080       6,373
                                                    ------------
                                                        79,294

DIVERSIFIED FINANCIAL SERVICES - 0.7%
   American Express Co.                     97,065       5,059




                                       SHARES OR    MARKET
                                       PRINCIPAL      VALUE
                                        AMOUNT       (000'S)
----------------------------------------------------------------

ELECTRICAL COMPONENTS &
 EQUIPMENT - 3.8%
   Furukawa Electric Co. Ltd. (d)          385,000    $  8,060
   Hirose Electric Co. Ltd.                 10,000       1,560
   Koninklijke (Royal) Philips
     Electronics NV                        208,483       9,873
   NEC Corp. (d)                           244,000       7,679
   Schneider Electric SA                    32,516       2,275
                                                    ------------
                                                        29,447

ELECTRONICS - 2.7%
   Flextronics International Ltd. (a)       10,970         752
   Koninklijke Philips Electronics
     NV - NYS                               95,613       4,542
   Murata Manufacturing Co. Ltd.            29,000       4,172
   Samsung Electronics                      35,390      11,712
                                                    ------------
                                                        21,178

FOOD - 0.5 %
   Compass Group Plc                       166,226       2,191
   Unilever NV - CVA                        35,339       1,628
                                                    ------------
                                                         3,819

HEALTHCARE - 1.1%
   Medtronic Inc.                          115,880       5,772
   Oxford GlycoSciences Plc (a)             25,328         725
   Synthes-Stratec Inc. (c)                  4,783       2,176
                                                    ------------
                                                         8,673

HOLDING COMPANIES - DIVERSIFIED -
0.7%
   Citic Pacific Ltd.                    1,070,000       5,600

HOME FURNISHINGS - 1.3%
   SONY Corp. (d)                          111,800      10,461

INSURANCE - 0.2%
   Tokio Marine & Fire Insurance Co. Ltd.  153,000       1,770

MANUFACTURING - 1.9%
   Corning Inc.                             26,945       7,272
   General Electric Co.                    143,130       7,586
                                                    ------------
                                                        14,858

MEDIA - 7.1%
   AMFM Inc. (a)                            18,050       1,245
   AT&T - Liberty Media Group -
     Class A (a)                           342,240       8,299
   Canal Plus                                8,536       1,440
   Clear Channel Communications Inc. (a)    38,365       2,877
   Comcast Corp. (a)                       118,140       4,785
   EM.TV & Merchandising AG                 50,221       2,978
   Grupo Televisa SA - GDR (a)             120,690       8,320
   Infinity Broadcasting Corp. (a)          13,000         474
   News Corp. Ltd. - ADR                     5,515         301


                     See notes to the financial statements.

                        JNL/JANUS GLOBAL EQUITIES SERIES

                                       SHARES OR    MARKET
                                       PRINCIPAL      VALUE
                                        AMOUNT       (000'S)
----------------------------------------------------------------

   Time Warner Inc.                        223,035   $  16,951
   Viacom Inc. - Class B (a)               106,695       7,275
                                                    ------------
                                                        54,945

METALS & MINING - 0.8%
   Assa Abloy AB - Class B                 298,372       6,021

OIL & GAS PRODUCERS - 2.8%
   Enron Corp.                              52,425       3,381
   Petroleo Brasileiro SA -  ADR           275,750       8,132
   Total Fina Elf SA                        66,956      10,308
                                                    ------------
                                                        21,821

PHARMACEUTICALS - 5.4%
   Astrazeneca Group Plc                   158,109       7,384
   Astrazeneca Group Plc - ADR               1,325          62
   Johnson & Johnson                        69,110       7,041
   Pfizer Inc.                             233,006      11,184
   Pharmacia Corp.                          83,220       4,301
   Schering-Plough Corp.                    36,255       1,831
   Sepracor Inc. (a)                        23,990       2,894
   Takeda Chemical Industries Ltd.          85,000       5,591
   Yamanouchi Pharmaceutical Co. Ltd.       29,000       1,587
                                                    ------------
                                                        41,875

RETAIL - 0.6%
   Amazon.com Inc. (a)                      42,625       1,548
   Gap Inc.                                 58,805       1,838
   Ito-Yokado Co. Ltd.                      14,000         844
   Staples Inc. (a)                         46,275         711
                                                    ------------
                                                         4,941

SEMICONDUCTORS - 4.3%
   Applied Materials Inc. (a)               17,350       1,572
   Chartered Semiconductor
     Manufacturing Ltd. - ADR (a)           59,000       5,310
   Conexant Systems Inc.                    45,315       2,203
   Lattice Semiconductor Corp. (a)          20,820       1,439
   Rohm Co. Ltd.                             3,500       1,026
   STMicroelectronics NV - NYS             156,690      10,058
   STMicroelectronics NV                   105,524       6,676
   Texas Instruments Inc.                   72,220       4,961
                                                    ------------
                                                        33,245

SOFTWARE - 3.4%
   America Online Inc. (a)                  67,830       3,578
   Autonomy Corp. Plc (a)                    4,008         485
   Autonomy Corp. Plc (a) (d)                7,630         938
   BEA Systems Inc. (a)                     27,530       1,361
   Cap Gemini SA                            11,962       2,116
   i2 Technologies Inc. (a)                 14,610       1,523
   Interactive Investor
     International Plc (a)               1,004,149         684
   Intershop Communications AG (a)           2,482       1,135
   Logica Plc                               82,811       1,961
   Microsoft Corp. (a)                      18,635       1,491
   Phone.com Inc. (a)                       23,780       1,549
   Sage Group Plc (a)                      301,692       2,443

                                       SHARES OR    MARKET
                                       PRINCIPAL      VALUE
                                        AMOUNT       (000'S)
----------------------------------------------------------------

   Sema Group Plc                           91,591    $  1,303
   Softbank Corp.                           25,400       3,457
   Tietoenator Oyj                          44,970       1,507
   Veritas Software Corp. (a) (d)            5,092         575
                                                    ------------
                                                        26,106

TELECOMMUNICATIONS - 34.1%
   Alcatel SA - ADR                         31,735       2,110
   Alcatel (a)                              99,455       6,550
   Amdocs Ltd. (a)                         107,220       8,229
   AT&T Corp.                               20,595         651
   Carrier 1 International SA (a) (d)       16,346         960
   China Telecom (Hong Kong) Ltd. (a)    2,008,000      17,709
   China Telecom (Hong Kong) Ltd. -
     ADR (a)                               120,500      21,426
   China Unicom -  ADR (a)                  89,755       1,907
   Colt Telecom Group Plc (a)              223,357       7,439
   Energis Plc (a)                          99,064       3,716
   Human Genome Sciences Inc. (a)            6,450         860
   JDS Uniphase Corp. (a)                   63,020       7,554
   Le Groupe Videotron Ltee.               130,315       3,025
   Level 3 Communications Inc. (a)          26,965       2,373
   Nippon Telegraph & Telephone Corp.           75         999
   Nokia Corp. - ADR                       285,200      14,242
   Nokia Oyj (a) (d)                       469,424      24,052
   Nortel Networks Corp. (a)               170,800      11,657
   NTL Inc. (a)                             33,078       1,980
   NTT DoCoMo Inc.                             976      26,474
   Qualcomm Inc. (a)                        11,640         698
   Rogers Communications Inc. -
      Class B (a)                           77,567       2,196
   Shaw Communications Inc.                167,355       4,123
   SK Telecom Co. Ltd. -  ADR              140,255       5,093
   Tele Norte Leste Participacoes SA             1          13
   Tele Sudeste Celular                      9,841         300
   Participacoes SA
   Telecomunicacoes Brasileiras SA -
      ADR                                   49,205       4,779
   Telecomunicacoes de Sao Paulo SA         49,205         910
   Telefonaktiebolaget Ericsson LM -
     Class B                               325,588       6,478
   Telefonaktiebolaget LM Ericsson -
     ADR                                   336,748       6,735
   Telefonica SA (d)                       532,262      11,480
   Telefonica SA - ADR (d)                  10,538         675
   Telefonos de Mexico SA - ADR            324,335      18,528
   Telewest Communications Plc (a)         308,331       1,064
   VeriSign Inc. (a)                        16,595       2,929
   VersaTel Telecom International NV
     (a) (d)                               155,604       6,563
   Viatel Inc. (a)                          48,540       1,386
   Vodafone AirTouch Plc                 5,654,837      22,857
   Vodafone AirTouch Plc - ADR (d)          96,560       4,001
                                                    ------------
                                                       264,721
                                                    ------------

     Total Common Stocks
       (cost $473,123)                                 676,719
                                                    ------------


                     See notes to the financial statements.

                        JNL/JANUS GLOBAL EQUITIES SERIES

                                       SHARES OR    MARKET
                                       PRINCIPAL      VALUE
                                        AMOUNT       (000'S)
----------------------------------------------------------------

CORPORATE BONDS -  0.0%

SOFTWARE - 0.0%
  United Pan-Europe Communications
     NV, 11.25%, 02/01/2010            $   245,000     $   218
                                                    ------------

     Total Corporate Bonds
       (cost $243)                                         218
                                                    ------------

PREFERRED STOCKS - 1.1%

AUTO MANUFACTURERS - 0.4%
   Porsche AG                                1,207       3,298

DIVERSIFIED FINANCIAL SERVICES - 0.6%
  Marschollek Lautenschlaeger und
     Partner AG                              9,119       4,581

MEDIA - 0.1%
   News Corp. Ltd.                          11,820         561
                                                    ------------

     Total Preferred Stocks
       (cost $4,964)                                     8,440
                                                    ------------


                                       SHARES OR    MARKET
                                       PRINCIPAL      VALUE
                                        AMOUNT       (000'S)
----------------------------------------------------------------

SHORT TERM INVESTMENTS - 11.8%

DIVERSIFIED  FINANCIAL SERVICES -
11.8%
   Associated Corp. NA, 6.85%,
     07/03/2000                      $  17,600,000  $    17,593
   Federal Home Loan Bank, 5.84%,
     08/14/2000                         15,000,000       14,882
   Federal Home Loan Bank, 6.43%,
     08/15/2000                         10,000,000        9,920
   Federal Home Loan Bank, 6.01%,
     09/11/2000                         50,000,000       49,399
                                                    ------------
                                                         91,794

MONEY MARKET FUND - 0.0%
   Dreyfus Cash Management Plus,
     6.51% (b)                              58,218           58
                                                    ------------

     Total Short Term Investments
       (cost $91,852)                                   91,852
                                                    ------------

TOTAL INVESTMENTS - 100%
     (cost $570,182)                                 $ 777,229
                                                    ============

--------------------------------------------------------------------------------
(a)      Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.
(c)      144a security. Certain conditions for public sale may exist.
(d)      All or a portion of this security has been loaned.

Based on the cost of investments of $570,478 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $241,164, the gross unrealized depreciation was $34,413 and the net unrealized appreciation on investments was $206,751.

                     See notes to the financial statements.

                        JNL/JANUS GLOBAL EQUITIES SERIES

FORWARD CURRENCY CONTRACTS, OPEN AT JUNE 30, 2000 (IN 000'S):

                                CURRENCY
                                 UNITS
   CURRENCY PURCHASED/SOLD     PURCHASED        CURRENCY       UNREALIZED
     AND SETTLEMENT DATE         (SOLD)        VALUE IN $      GAIN (LOSS)
                                                  U.S.
----------------------------- -------------   --------------  --------------
  British Pound    09/08/00         1,200     $     1,818     $        39
  British Pound    09/08/00        (5,100)         (7,728)            336
  British Pound    09/22/00         1,000           1,516             (70)
  British Pound    09/22/00        (2,100)         (3,183)            162
  British Pound    09/29/00         1,000           1,516             (11)
  British Pound    09/29/00        (5,000)         (7,580)            358
  British Pound    01/26/01        (4,000)         (6,077)             45
  Canadian Dollar  09/22/00        (1,600)         (1,082)             20
  Canadian Dollar  11/17/00        (1,600)         (1,084)             (2)
  Euro             09/08/00        29,300          28,196             912
  Euro             09/08/00       (30,700)        (29,544)           (590)
  Euro             09/22/00           600             578              32
  Euro             09/22/00        (6,000)         (5,779)             11
  Euro             09/29/00         3,000           2,891             101
  Euro             09/29/00       (15,400)        (14,839)             74
  Euro             10/05/00        10,700          10,314             341
  Euro             10/05/00       (17,050)        (16,434)            (49)
  Euro             11/17/00        (8,000)         (7,731)           (411)
  Euro             01/19/01        (5,000)         (4,845)           (119)
  Euro             01/26/01         3,985           3,861              72
  Euro             01/26/01        (7,900)         (7,655)             36
  Hong Kong Dollar 03/16/01      (147,900)        (18,989)             (6)
  Hong Kong Dollar 05/07/01       (87,500)        (11,234)            (14)
  Hong Kong Dollar 05/10/01       (52,000)         (6,676)            (15)
  Hong Kong Dollar 06/27/01       (38,200)         (4,904)             (1)
  Japanese Yen     09/01/00       480,000           4,587              43
  Japanese Yen     09/01/00    (1,400,000)        (13,378)           (156)
  Japanese Yen     09/08/00    (2,125,000)        (20,332)            174
  Japanese Yen     09/14/00       570,000           5,460             (98)
  Japanese Yen     09/14/00      (870,000)         (8,333)            (44)
  Japanese Yen     09/22/00       650,000           6,235             (82)
  Japanese Yen     09/22/00      (650,000)         (6,235)            128
  Japanese Yen     09/29/00       280,000           2,689             (74)
  Japanese Yen     09/29/00      (400,000)         (3,842)             53
  Japanese Yen     10/05/00       295,000           2,836               4
  Japanese Yen     10/05/00      (400,000)         (3,846)            107
  Japanese Yen     11/17/00      (533,750)         (5,174)           (136)
  Japanese Yen     01/26/01      (200,000)         (1,955)             (7)
  South Korean Won 01/26/01      (110,000)            (99)             (1)
  South Korean Won 02/08/01      (330,000)           (296)             (1)
  South Korean Won 02/15/01      (458,000)           (411)             (1)
                                                              --------------
                                                              $     1,160
                                                              ==============

                     See notes to the financial statements.

                        JNL/JANUS GLOBAL EQUITIES SERIES

SUMMARY OF INVESTMENTS BY COUNTRY, JUNE 30, 2000:

                                      % OF INVESTMENT      MARKET VALUE
  COUNTRY                                SECURITIES           (000'S)
-------------------------------------------------------- ------------------
  Australia                                        0.1%     $         862
  Brazil                                           1.8%            14,121
  Canada                                           3.3%            25,855
  Finland                                          5.1%            39,801
  France                                           4.2%            32,937
  Germany                                          1.6%            11,990
  Hong Kong                                        5.8%            45,321
  Israel                                           1.2%             9,502
  India                                            0.6%             4,866
  Italy                                            0.1%               915
  Japan                                           10.3%            79,785
  Mexico                                           3.5%            26,848
  Netherlands                                      5.0%            38,598
  South Africa                                     0.8%             6,287
  South Korea                                      2.2%            16,805
  Spain                                            3.1%            24,152
  Sweden                                           3.2%            25,058
  Switzerland                                      0.4%             3,137
  United Kingdom                                   7.6%            59,010
  United States                                   40.1%           311,379
                                     ------------------- ------------------
    TOTAL                                        100.0%     $     777,229
                                     =================== ==================


                     See notes to the financial statements.

JNL/JANUS GROWTH & INCOME SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)

Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $15,700) ...............    $      15,945
Receivables:
  Dividends and interest .................                2
  Fund shares sold .......................              212
  Investment securities sold .............              307
                                              --------------
TOTAL ASSETS .............................           16,466
                                              --------------

LIABILITIES
Payables:
  Advisory fees ..........................               11
  Administrative fees ....................                1
  Fund shares redeemed ...................                2
  Investment securities purchased ........            1,440
                                              --------------
TOTAL LIABILITIES ........................            1,454
                                              --------------

NET ASSETS ...............................    $      15,012
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital ..........................    $      15,206
Undistributed net investment income ......               75
Accumulated net realized loss on
  investments,
  futures contracts, and foreign currency
  related items ..........................             (514)
Net unrealized appreciation on investments              245
                                              ==============
                                              $      15,012
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED ............            1,630
                                              ==============

NET ASSET VALUE PER SHARE ................    $        9.21
                                              ==============


Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends ..............................    $          30
  Interest ...............................               97
                                              --------------
TOTAL INVESTMENT INCOME ..................              127
                                              --------------

EXPENSES
  Advisory fees ..........................               47
  Administrative fees ....................                5
                                              --------------
TOTAL EXPENSES ...........................               52
                                              --------------
NET INVESTMENT INCOME ....................               75
                                              --------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain (loss) on:
  Investments ............................              167
  Futures contracts ......................              (18)
  Foreign currency related items .........               (3)
Net change in unrealized depreciation on:
  Investments ............................             (253)
   Futures contracts .....................              (14)
                                              --------------
NET REALIZED AND UNREALIZED LOSS .........             (121)
                                              --------------

NET DECREASE IN NET ASSETS
  FROM OPERATIONS ........................    $         (46)
                                              ==============


                     See notes to the financial statements.

JNL/JANUS GROWTH & INCOME SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                  SIX MONTHS
                                                                                                     ENDED        YEAR ENDED
                                                                                                   JUNE 30,      DECEMBER 31,
                                                                                                     2000            1999
                                                                                                 --------------- ---------------

OPERATIONS
  Net investment income ....................................................................      $        75     $        72
  Net realized gain (loss) on:
    Investments ............................................................................              167            (164)
    Futures contracts ......................................................................              (18)             30
    Foreign currency related items and options written .....................................               (3)              4
  Net change in unrealized appreciation (depreciation) on:
    Investments ............................................................................             (253)            411
    Futures contracts ......................................................................              (14)             14
                                                                                                 --------------- ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ......................................              (46)            367
                                                                                                 --------------- ---------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ...............................................................                -             (72)
  From net realized gains on investments ...................................................                -               -
                                                                                                 --------------- ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................................                -             (72)
                                                                                                 --------------- ---------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares .........................................................            9,044           6,241
  Reinvestment of distribution .............................................................                -              72
  Cost of shares redeemed ..................................................................           (1,663)         (3,242)
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .........................................                            3,071
                                                                                                        7,381
                                                                                                 --------------- ---------------

NET INCREASE IN NET ASSETS .................................................................            7,335           3,366

NET ASSETS BEGINNING OF PERIOD .............................................................            7,677           4,311
                                                                                                 --------------- ---------------

NET ASSETS END OF PERIOD ...................................................................       $   15,012     $     7,677
                                                                                                 =============== ===============

UNDISTRIBUTED NET INVESTMENT INCOME ........................................................       $       75     $         -
                                                                                                 =============== ===============


   (1)SHARE TRANSACTIONs:

     Shares sold ...........................................................................              993             668
     Reinvestment of distributions .........................................................                -               8
     Shares redeemed .......................................................................             (183)           (335)
                                                                                                 -------------- ----------------
     Net increase ..........................................................................              810             341
                                                                                                 ============== ================

   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities ...............................................................       $   14,358     $     9,134
     Proceeds from sales of securities .....................................................           12,298           6,514


                     See notes to the financial statements.

JNL/JANUS GROWTH & INCOME SERIES

Financial Highlights (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                      SIX MONTHS                       MARCH 2,
                                                                                        ENDED         YEAR ENDED       1998* TO
                                                                                      JUNE 30,       DECEMBER 31,    DECEMBER 31,
                                                                                        2000             1999            1998
                                                                                    --------------- --------------- ---------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD .............................................  $      9.36     $      9.00     $      10.00
                                                                                    --------------- --------------- ---------------

INCOME FROM OPERATIONS:
  Net investment income ..........................................................         0.05            0.09             0.07
  Net realized and unrealized gains (losses) on investments, futures contracts,
    options written and foreign currency related items ...........................        (0.20)           0.36            (1.00)
                                                                                    --------------- --------------- ---------------
  Total income (loss) from operations ............................................        (0.15)           0.45            (0.93)
                                                                                    --------------- --------------- ---------------

LESS DISTRIBUTIONS:
  From net investment income .....................................................            -           (0.09)           (0.07)
  From net realized gains on investment transactions .............................            -               -                -
                                                                                    --------------- --------------- ---------------
  Total distributions ............................................................            -           (0.09)           (0.07)
                                                                                    --------------- --------------- ---------------
  Net increase (decrease) ........................................................        (0.15)           0.36            (1.00)
                                                                                    --------------- --------------- ---------------

NET ASSET VALUE, END OF PERIOD ...................................................  $      9.21     $      9.36     $      9.00
                                                                                    =============== =============== ===============

TOTAL RETURN (A) .................................................................      (1.60)%           4.98%          (9.31)%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .......................................  $    15,012       $   7,677       $   4,311
  Ratio of expenses to average net assets (b) ....................................        1.04%          1.025%           1.075%
  Ratio of net investment income to average net assets (b) .......................        1.48%           1.17%            1.01%
  Portfolio turnover .............................................................      188.28%         120.54%          129.99%

RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT:
  Ratio of expenses to average net assets (b) ....................................        n/a             n/a              2.16%
  Ratio of net investment loss to average net assets (b) .........................        n/a             n/a            (0.08)%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

                     See notes to the financial statements.

                        JNL/JANUS GROWTH & INCOME SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                    SHARES OR   MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

COMMON STOCKS - 51.7%

AUTO MANUFACTURERS - 0.3%
   Ford Motor Co.                         1,125 $        48

AUTO PARTS & EQUIPMENT - 0.0%
   Visteon Corp.                            147           2

BANKS - 1.0%
   Firstar Corp.                          7,540         159

BEVERAGES - 0.1%
   Anheuser-Busch Cos. Inc.                 200          15

BIOTECHNOLOGY - 0.1%
   PE Corp. - PE Biosystems Group           200          13

CHEMICALS - 0.3%
   E.I. du Pont de Nemours & Co.            975          43

COMMERCIAL SERVICES - 1.0%
   Paychex Inc.                           2,267          95
   Valassis Communications Inc. (a)       1,715          65
                                                -----------
                                                        160

COMPUTERS - 4.9%
   Cisco Systems Inc. (a)                 6,300         399
   EMC Corp. (a)                          2,000         154
   Sun Microsystems Inc. (a)              2,440         222
                                                -----------
                                                        775

DIVERSIFIED FINANCIAL SERVICES -
4.2%
   American Express Co.                   3,460         180
   Associates First Capital Corp.         4,505         101
   Charles Schwab Corp.                   2,385          80
   Citigroup Inc.                         3,245         196
   Household International Inc.             955          40
   John Hancock Financial Services
     Inc. (a)                             3,185          76
                                                -----------
                                                        673

ELECTRONICS - 0.5%
   Maxim Integrated Products Inc.(a)      1,080          73

ENTERTAINMENT - 0.3%
   SFX Entertainment Inc. (a)               870          39

FOOD - 0.1%
   Bestfoods                                195          14

HEALTHCARE - 0.9%
   Allergan Inc.                            955          71
   Medtronic Inc.                         1,410          70
                                                -----------
                                                        141

HOME FURNISHINGS - 0.7%
   SONY Corp.                             1,200         112


                                    SHARES OR   MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

INSURANCE - 0.6%
   American International Group Inc.        570 $        67
   ReliaStar Financial Corp.                600          31
                                                -----------
                                                         98

LEISURE TIME - 0.5%
   Harley-Davidson Inc.                     910          35
   Mattel Inc.                              500           7
   Royal Caribbean Cruises Ltd.           2,355          44
                                                -----------
                                                         86

MANUFACTURING - 3.8%
   Corning Corp.                            680         184
   General Electric Co.                   7,950         421
                                                -----------
                                                        605

MEDIA - 10.0%
   AT&T - Liberty Media Group
     - Class A (a)                       17,560         426
   Clear Channel Communications           1,710         128
   Inc. (a)
   Comcast Corp.                          8,520         345
   Cox Communications Inc. (a)            3,165         144
   Hispanic Broadcasting Corp. (a)        1,125          37
   Infinity Broadcasting Corp. (a)        3,110         113
   Time Warner Inc.                       2,915         222
   Viacom Inc. -  Class B (a)             2,685         183
                                                -----------
                                                      1,598

OIL & GAS PRODUCERS - 0.8%
   Coastal Corp.                            200          12
   Enron Corp.                            1,710         110
   Kinder Morgan Inc.                       250           9
                                                -----------
                                                        131

PHARMACEUTICALS - 1.1%
   Pfizer Inc.                            3,640         175

RETAIL - 1.1%
   Home Depot Inc.                        2,690         134
   Staples Inc. (a)                       2,720          42
                                                -----------
                                                        176

SEMICONDUCTORS - 3.2%
   Advanced Micro Devices Inc. (a)          340          26
   Intel Corp.                              810         108
   Texas Instruments Inc.                 5,495         377
                                                -----------
                                                        511

SOFTWARE - 3.3%
   Electronic Arts Inc. (a)                 195          14
   Genuity Inc. (a)                      35,100         320
   Oracle Corp. (a)                       1,900         160
   PSINet Inc. (a)                          100           3
   Veritas Software Corp. (a)               290          33
                                                -----------
                                                        530

                     See notes to the financial statements.

                        JNL/JANUS GROWTH & INCOME SERIES

                                    SHARES OR   MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

TELECOMMUNICATIONS - 12.9%
   Allegiance Telecom Inc. (a)            1,090 $        70
   DoubleClick Inc. (a)                   1,270          48
   McLeodUSA Inc. (a)                    11,725         242
   Nextel Communications Inc. (a)         3,200         196
   Nokia Corp. - ADR                      9,245         462
   Nortel Networks Corp. (a)              2,120         145
   Sprint Corp. (PCS Group) (a)           3,055         182
   Telefonaktiebolaget LM Ericsson
     -  ADR                               7,175         143
   Telefonica SA                          7,535         163
   Telefonos de Mexico SA -  ADR          2,265         129
   Vodafone AirTouch Plc                 36,867         149
   Voicestream Wireless Corp. (a)         1,150         134
                                                -----------
                                                      2,063
                                                -----------

     Total Common Stocks
       (cost $7,981)                                  8,240
                                                -----------

CORPORATE BONDS - 1.9%

BANKS - 0.3%
   Firstar Bank NA, 7.125%,
     12/01/2009                     $    50,000          47

COMPUTERS - 0.2%
   Sun Microsystems Inc., 7.50%,
    08/15/2006                           35,000          35

DIVERSIFIED FINANCIAL SERVICES - 1.4%
   General Electric Capital Corp.
    7.00%, 03/01/2002                    80,000          80
    6.52%, 10/08/2002                    15,000          15
    7.00%, 02/03/2003                   120,000         120
                                                -----------
                                                        215
                                                -----------

     Total Corporate Bonds
       (cost $297)                                      297
                                                -----------

PREFERRED STOCK - 2.3%

AUTO MANUFACTURERS - 0.8%
   Porsche AG                                45         123



                                    SHARES OR   MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

ELECTRIC - 0.8%
   Reliant Energy Inc.                    1,000 $       123

SOFTWARE - 0.3%
   PSINet Inc. (a)                        1,735          59

TELECOMMUNICATIONS - 0.4%
   MediaOne Group Inc. (a)                  745          67
                                                -----------

     Total Preferred Stock
       (cost $386)                                      372
                                                -----------

SHORT TERM INVESTMENTS - 44.1%

MONEY MARKET FUND - 0.3%
   Dreyfus Cash Management Plus,
    6.51% (b)                            57,159          57

U.S. GOVERNMENT AGENCIES- 43.8%
   Federal Home Loan Bank, 6.28%,
    07/05/2000                      $ 2,000,000       1,999
   Federal Home Loan Mortgage Corp.,
    5.95%, 07/03/2000                 3,000,000       2,999
   Federal National Mortgage Assoc.,
    6.43%, 08/22/2000                 2,000,000       1,981
                                                -----------
                                                      6,979
                                                -----------

     Total Short Term Investments
       (cost $7,036)                                  7,036
                                                -----------

TOTAL INVESTMENTS - 100%
   (cost $15,700)                               $    15,945
                                                ===========

--------------------------------------------------------------------------------
(a)      Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.


Based on the cost of investments of $15,796 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $538, the gross unrealized depreciation was $389 and the net unrealized appreciation on investments was $149.



                     See notes to the financial statements.

JNL/PIMCO TOTAL RETURN BOND SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)

Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $19,813) .................. $      19,566
Foreign currency ............................            25
Receivables:
  Interest ..................................           166
  Fund shares sold ..........................            96
  Investment securities sold ................         2,421
  Variation margin ..........................             2
Other .......................................            10
                                              ---------------
TOTAL ASSETS ................................        22,286
                                              ---------------

LIABILITIES
Cash overdraft ..............................           200
Payables:
  Advisory fees .............................             8
  Administrative fees .......................             1
  Forward currency contracts ................             5
  Fund shares redeemed ......................             1
  Investment securities purchased ...........         5,259
Investments securities sold short, at value
  (proceeds received $2,393) ................         2,410
Options written, at value
  (premiums received $5) ....................             4
Other .......................................             2
                                              ---------------
TOTAL LIABILITIES ...........................         7,890
                                              ---------------

NET ASSETS .................................. $      14,396
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ............................. $      14,413
Accumulated net investment income ...........           326
Accumulated net realized loss on investments           (109)
Net unrealized depreciation on investments,
  futures contracts, options written and
  foreign currency related items ............          (234)
                                              ---------------
                                              $      14,396
                                              ===============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ..............         1,437
                                              ===============

NET ASSET VALUE PER SHARE ................... $       10.01
                                              ===============


Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Interest .................................. $         376
                                              ---------------

EXPENSES
  Advisory fees .............................            39
  Administrative fees .......................             6
                                              ---------------
TOTAL EXPENSES ..............................            45
                                              ---------------
NET INVESTMENT INCOME .......................           331
                                              ---------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain (loss) on:
  Investments ...............................            49
  Foreign currency related items ............            25
  Futures contracts and options written .....           (28)
Net change in unrealized appreciation
  (depreciation) on:
  Investments ...............................            39
  Foreign currency related items ............            (5)
  Futures contracts and options written .....            37
                                              ---------------
NET REALIZED AND UNREALIZED GAIN ............           117
                                              ---------------

NET INCREASE IN NET ASSETS
  FROM OPERATIONS ........................... $         448
                                              ===============



                     See notes to the financial statements.

JNL/PIMCO TOTAL RETURN BOND SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                  SIX MONTHS
                                                                                                     ENDED        YEAR ENDED
                                                                                                   JUNE 30,      DECEMBER 31,
                                                                                                     2000            1999
                                                                                                 --------------- ---------------
OPERATIONS
  Net investment income ..................................................................       $         331   $         462
  Net realized gains (losses) on:
    Investments ..........................................................................                  49             (63)
    Foreign currency related items .......................................................                  25              (3)
    Futures contracts and options written ................................................                 (28)            (91)
  Net change in unrealized appreciation (depreciation) on:
    Investments ..........................................................................                  39            (324)
    Foreign currency related items .......................................................                  (5)              4
    Futures contracts and options written ................................................                  37               3
                                                                                                 --------------- ---------------
NET INCREASE (DECREASE) NET ASSETS FROM OPERATIONS .......................................                 448             (12)
                                                                                                 --------------- ---------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income .............................................................                   -            (463)
  From net realized gains on investment transactions .....................................                   -               -
                                                                                                 --------------- ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................                   -            (463)
                                                                                                 --------------- ---------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares .......................................................               6,776           6,970
  Reinvestment of distributions ..........................................................                   -             463
  Cost of shares redeemed ................................................................              (2,279)         (3,640)
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .......................................               4,497           3,793
                                                                                                 --------------- ---------------

NET INCREASE IN NET ASSETS ...............................................................               4,945           3,318

NET ASSETS BEGINNING OF PERIOD ...........................................................               9,451           6,133
                                                                                                 --------------- ---------------

NET ASSETS END OF PERIOD .................................................................       $      14,396   $       9,451
                                                                                                 =============== ===============

UNDISTRIBUTED (ACCUMULATED) NET INVESTMENT INCOME (LOSS) .................................       $         326   $          (5)
                                                                                                 =============== ===============

   (1)SHARE TRANSACTIONs:

     Shares sold .........................................................................                 689             690
     Reinvestment of distributions .......................................................                   -              48
     Shares redeemed .....................................................................                (233)           (360)
                                                                                                 --------------- ---------------
     Net increase ........................................................................                 456             378
                                                                                                 =============== ===============

   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities .............................................................       $      19,819   $      13,209
     Proceeds from sales of securities ...................................................              14,839           6,908


                     See notes to the financial statements.

JNL/PIMCO TOTAL RETURN BOND SERIES

Financial Highlights (Unaudited)

                                                                                                                 PERIOD FROM
                                                                                 SIX MONTHS                       MARCH 2,
                                                                                    ENDED        YEAR ENDED       1998* TO
                                                                                  JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                                                    2000            1999            1998
                                                                                -------------  --------------  ----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ......................................     $      9.64    $        10.16  $        10.00
                                                                                -------------  --------------  ----------------

INCOME FROM OPERATIONS:
  Net investment income ...................................................            0.23              0.49            0.31
  Net realized and unrealized gains (losses) on
    investments, futures contracts,
    options written and foreign currency related items ....................            0.14             (0.52)           0.26
                                                                                -------------  --------------  ----------------
  Total income (loss) from operations .....................................            0.37             (0.03)           0.57
                                                                                -------------  --------------  ----------------

LESS DISTRIBUTIONS:
  From net investment income ..............................................               -             (0.49)          (0.31)
  From net realized gains on investment transactions ......................               -                 -           (0.10)
                                                                                -------------  --------------  ----------------
  Total distributions .....................................................               -             (0.49)          (0.41)
                                                                                -------------  --------------  ----------------
  Net increase (decrease) .................................................            0.37             (0.52)           0.16
                                                                                -------------  --------------  ----------------

NET ASSET VALUE, END OF PERIOD ............................................     $     10.01    $         9.64  $        10.16
                                                                                =============  ==============  ================

TOTAL RETURN (A) ..........................................................           3.84%           (0.26)%           5.70%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ................................     $    14,396    $        9,451  $        6,133
  Ratio of expenses to average net assets (b) .............................           0.80%             0.80%           0.85%
  Ratio of net investment income to average net assets (b) ................           5.93%             5.41%           4.95%
  Portfolio turnover ......................................................         138.65%            91.12%         269.16%

RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT:
  Ratio of expenses to average net assets (b) .............................             n/a               n/a           1.57%
  Ratio of net investment income to average net assets (b) ................             n/a               n/a           4.23%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

                     See notes to the financial statements.

                       JNL/PIMCO TOTAL RETURN BOND SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                                    MARKET
                                        PRINCIPAL   VALUE
                                         AMOUNT     (000'S)
--------------------------------------------------------------

ASSET BACKED SECURITIES - 19.5%

DIVERSIFIED FINANCIAL SERVICES - 19.5%
   AFC Mortgage Loan Asset Backed
      Notes, Series 2000-2,  6.965%,
      07/25/2020 (d)                    $ 400,000      $ 400
   Bank One Corp., 6.81%, 05/07/2002
      (d)                                 400,000        400
   Caterpillar Financial Services
      Corp., 6.875%, 08/01/2004           400,000        394
   Green Tree Financial Corp., 7.86%,
      04/01/2031                          300,000        285
   Heller Financial Inc., 6.44%,
      02/05/2001 (d)                      300,000        300
   Irwin Low Balance Home Equity Loan
      Trust, 7.0488%, 06/25/2021          200,000        200
   Morgan Stanley Capital I, 6.59%,
       10/03/2030                         275,953        270
   Parker Hannifin Employee Stock
       Ownership Trust, 6.34%,
       07/15/2008                         222,638        205
   Residential Funding Mortgage
        Securities I,
        6.75%, 06/25/2028                 300,000        273
   Sears Roebuck Acceptance Corp.,
       7.03%, 06/04/2003                  200,000        197
   Conseco Finance Recreational
       Enthusiast
       Consumer Trust 2000-A,
       7.56%, 02/24/2030 (d)              200,000        200
   Ameriquest Mortgage Securities
      Inc.,
      7.1904%, 07/15/2030                 400,000        400
   GE Capital Mortgage Services Inc.,
      6.00%, 07/25/2029                   300,000        292
                                                  ------------

          Total Asset Backed Securities
             (cost $3,897)                             3,816
                                                  ------------

CORPORATE BONDS - 24.4%

AUTO PARTS & EQUIPMENT - 2.5%
   DaimlerChrysler North American
      Holdings
      Inc., 6.90%, 09/01/2004 (d)         500,000        489

BANKS -  7.4%
   Bank of America, 6.20%, 08/15/2003     200,000        192
   Bank One Corp., 8.25%, 06/15/2002      200,000        203
   Banque Cent de Tunisie, 7.50%,
      08/06/2009 (c)                      300,000        287
   Goldman Sachs Group LP, 7.80%,
      07/15/2002 (c)                      115,000        116
   Lehman Brothers Holdings Plc,
       6.41%, 09/03/2002                  200,000        198
   Merrill Lynch & Co. Inc., 6.62%,
       01/11/2002                         250,000        250
   PNC Bank NA, 6.52%, 08/15/2002         200,000        200
                                                  ------------
                                                       1,446



                                                     MARKET
                                        PRINCIPAL    VALUE
                                         AMOUNT      (000'S)
--------------------------------------------------------------

CHEMICALS - 1.0%
   Dow Chemical Co., 8.04%, 07/02/2005  $ 200,000   $    204

COMMERCIAL SERVICES - 1.3%
   Cox Enterprises Inc.,
     6.625%, 06/14/2002                   250,000        245

HEALTHCARE - 1.6%
   Tenet Healthcare Corp., 7.875%,
    01/15/2003 (d)                        330,000        322

INSURANCE - 2.0%
   Allstate Corp., 6.75%, 06/15/2003      200,000        196
   SAFECO Corp., 7.02%, 09/18/2002        200,000        198
                                                  ------------
                                                         394

OIL & GAS PRODUCERS - 1.3%
   Nabors Industries Inc., 6.80%,
     04/15/2004                           250,000        245

SAVINGS & LOAN - 5.8%
   Advanta Mortgage Loan Trust
     5.99%, 08/25/2029                    263,217        264
     6.81%, 05/25/2014                    193,556        192
   Ford Motor Credit Co., 6.70%,
     07/16/2004 (d)                       500,000        483
   General Motors Acceptance Corp.,
     6.33%, 04/29/2002                    200,000        200
                                                  ------------
                                                       1,139

TELECOMMUNICATIONS - 1.5%
   US West Communications Inc.,
     5.65%, 11/01/2004                    315,000        291
                                                  ------------

          Total Corporate Bonds
             (cost $4,867)                             4,775
                                                  ------------

GOVERNMENT SECURITIES -  48.6%

SOVEREIGN - 2.3%
   Bundesrepublik Deutschland,
      6.25%, 01/04/2024 (c)                10,000         10
      6.25%, 01/04/2030 (c)                60,000         64
   Republic of Brazil,
      7.375%, 04/15/2006                  279,000        255
      7.00%, 01/01/2001 (d)               123,000        123
                                                  ------------
                                                         452

U.S. GOVERNMENT AGENCIES -  38.3%
    Federal Home Loan Mortgage Corp.,
         7.00%, 05/15/2023 (d)          1,311,602      1,218
         6.00%, 07/17/2030 (c)            130,000        119


                     See notes to the financial statements.

                       JNL/PIMCO TOTAL RETURN BOND SERIES

                                        SHARES OR    MARKET
                                        PRINCIPAL    VALUE
                                         AMOUNT      (000'S)
--------------------------------------------------------------

Federal National Mortgage
Assocation,
         6.00%,  TBA (c)                $ 600,000    $   549
         7.00%,  TBA (c)                  100,000         96
     FH ARM, 07/01/27, 6.903%
          07/01/2027 (c)
                                           42,259         42
     FHA- St. Regis Nursing Home
         7.50%,  03/01/2032 (c)            59,665         58
         7.50%,  03/01/2032 (d)           140,344        135
     Government National Mortgage
         Assoc. II,
         6.375%, 02/20/2027               158,590        159
         7.00%, 04/20/2030                500,000        498
         6.50%, 05/20/2030                300,000        297
         6.50%, TBA (c)                   500,000        472
         7.00%, TBA (c)                   150,000        145
     Government National Mortgage
         Association,
         6.50%, TBA (c)                 2,700,000      2,562
         7.00%, TBA (c)                   350,000        344
         7.50%, TBA (c)                   700,000        695
         8.00%, TBA (c)                   100,000        101
                                                  ------------
                                                       7,490

U.S. TREASURY SECURITIES - 8.0%
     U.S. Treasury Bonds,
        10.625%,  08/15/2015 (d)          100,000        142
        8.75%,  08/15/2020 (d)            500,000        641
U.S. Treasury Inflation Index
      Notes,
      3.375%, 01/15/2007 (d)              540,725        519
      3.625%, 07/15/2002 (d)              213,788        212
U.S. Treasury Note,
      5.125%, 08/31/2000 (d)               35,000         35

                                        SHARES OR     MARKET
                                        PRINCIPAL      VALUE
                                         AMOUNT      (000'S)
--------------------------------------------------------------

 U.S. Treasury Principal Strip,
    6.223% ,
    11/15/2021 (d)                      $ 100,000    $    27
                                                  ------------
                                                       1,576
                                                  ------------

          Total Government Securities
             (cost $9,592)                             9,518
                                                  ------------

SHORT TERM INVESTMENTS -  7.5%

U.S. TREASURY BILL -  0.2%
    5.59%, 09/21/2000 (b)                  40,000         39

MONEY MARKET FUNDS -  5.6%
   Dreyfus Cash Management Plus, 6.51%    707,607        708
    (a)
   Dreyfus Government Cash
    Management,     6.25% (a)             376,073        376
                                                  ------------
                                                       1,084
REPURCHASE AGREEMENT - 1.7%
   Repurchase agreement with , 3.5%,
    (Collateralized by $402,471
    Federal Home Loan Mortgage Corp.,
    6.00%, due 12/01/2018, market
    value $366,466) acquired on
    06/30/2000, due 07/03/2000          $ 334,000        334
                                                  ------------

     Total Short Term Investments
      (cost $1,457)                                    1,457
                                                  ------------

TOTAL INVESTMENTS -  100%
   (cost $19,813)                                  $  19,566
                                                  ============


--------------------------------------------------------------------------------
(a) Dividend yield changes daily to reflect current market conditions. Rate stated is the quoted yield as of June 30, 2000.
(b) Security has been pledged to cover margin requirements for open futures contracts. (c) Investment purchased on a when-issued basis. (d) Security pledged as collateral for investment purchased on a when-issued basis.

Based on the cost of investments of $19,813 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $69 the gross unrealized depreciation was $316 and the net unrealized depreciation on investments was $247.

                                                      MARKET
                                        PRINCIPAL     VALUE
                                         AMOUNT       (000'S)
--------------------------------------------------------------

INVESTMENT SECURITIES SOLD SHORT

   U.S. Treasury Note, 5.875%,
     11/15/2004                        $1,800,000   $  1,772
   United Kingdom Gilt Bond,
    5.75%, 12/07/2009                     400,000        473
    6.25%, 11/25/2010                     100,000        165
                                                  ------------

     Total Investment Securities Sold
     Short
      (Proceeds $2,393)                             $  2,410
                                                  ============


                     See notes to the financial statements.

                       JNL/PIMCO TOTAL RETURN BOND SERIES

SCHEDULE OF FUTURES CONTRACTS, JUNE 30, 2000:

                                                        UNREALIZED
  CONTRACTS                                            APPRECIATION
---------------                                       ---------------
      1         Euro Bund Futures
                   Expiration September 2000 ....        $      -
      9         Eurodollar Futures
                  Expiration March 2001 .........               5
      1         Long Gilt Futures
                  Expiration September 2000 .....               1
      17        U.S. Treasury Note Futures
                   Expiration September 2000 ....              20
                                                      ===============
                                                         $     26
                                                      ===============

SCHEDULE OF OPTIONS WRITTEN, JUNE 30, 2000:


                                                                                                   MARKET
   CONTRACTS                                                                                       VALUE
----------------                                                                                --------------
       2        Eurodollar Future Put Option
                  Expiration December 2000, Exercise price $92.50 ........................         $      -
       2        Eurodollar Future Put Option
                  Expiration December 2000, Exercise price $93 ...........................              (1)
       5        U.S. Treasury Note Future Call Option
                  Expiration August 2000, Exercise price $100 ............................              (2)
    500,000     Receiver Swaption
                  Expiration September 2000, Exercise rate 7% ............................              (1)
       1        U.S. Treasury Bond Future Put Option
                  Expiration August 2000, Exercise price $94 .............................                -
                                                                                                ==============
                                                                                                  $     (4)
                                                                                                ==============

SUMMARY OF WRITTEN CALL OPTIONS FOR THE SIX MONTHS ENDED JUNE 30, 2000:

                                             NUMBER OF       PREMIUM
                                             CONTRACTS       (000'S)
                                           --------------  -------------
Options outstanding at December 31, 1999 ..       17       $         10
  Options written during the period .......  500,027                 13
  Options closed during the period ........      (10)               (10)
  Options expired during the period .......      (24)                (8)
                                           --------------  -------------
Options outstanding at June 30, 2000 .....   500,010       $          5
                                           ==============  =============


SUMMARY OF SWAP AGREEMENTS, JUNE 30, 2000:

                                                                                   NOTIONAL      UNREALIZED
                                                                                    AMOUNT     APPRECIATION
                                                                                ------------------------------
Receive floating rate based on 6 month LIBOR plus 0.499% and pay fixed rate ....  $   50,000   $          1
Receive floating rate based on 6 month LIBOR and pay fixed rate equal to 6.175%       40,000             (1)
Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.67% .     210,000              6
Receive floating rate based on 6 month LIBOR less 0.54%  and pay fixed rate
  equal to 6.25% ...............................................................      10,000             (1)
Receive floating rate based on 3 month LIBOR less 0.59% and pay fixed rate
  equal to 6.01% ...............................................................      30,000              -
Five year spread rate lock, 1.112%, 02/16/2005 .................................     200,000              3
                                                                                               ===============
                                                                                               $          8
                                                                                               ===============

                     See notes to the financial statements.

JNL/PUTNAM GROWTH SERIES
Financial Statements (Unaudited)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

Assets
Investments (cost $448,572) ...............   $     547,344
Cash ......................................               3
Receivables:
  Dividends and interest ..................             157
  Fund shares sold ........................             454
  Investment securities sold ..............           3,931
Collateral for securities loaned ..........           6,461
                                              --------------
Total assets ..............................         558,350
                                              --------------

Liabilities
Payables:
  Advisory fees ...........................             365
  Administrative fees .....................              43
  Fund shares redeemed ....................             586
  Investment securities purchased .........           7,479
Return of collateral for securities loaned            6,461
                                              --------------
Total liabilities .........................          14,934
                                              --------------
Net assets ................................   $     543,416
                                              ==============

Net assets consist of:
Paid-in capital ...........................   $     429,297
Accumulated net investment loss ...........            (637)
Accumulated net realized gain on investments         15,984
Net unrealized appreciation on investments           98,772
                                              --------------
                                              $     543,416
                                              ==============

Shares outstanding (no par value),
  unlimited shares authorized .............          19,579
                                              ==============

Net asset value per share .................   $       27.76
                                              ==============



Statement of Operations
For the Six Months Ended June 30, 2000

Investment income
  Dividends ...............................   $       1,246
  Interest ................................             410
  Securities lending ......................              16
  Foreign taxes withheld ..................             (16)
                                              --------------
Total investment income ...................           1,656
                                              --------------
Expenses
  Advisory fees ...........................           2,050
  Administrative fees .....................             242
                                              --------------
Total expenses ............................           2,292
                                              --------------
Net investment loss .......................            (636)
                                              --------------

Realized and unrealized gain (loss)
Net realized gain on investments ..........           6,577
Net change in unrealized depreciation
  on investments ..........................         (16,486)
                                              --------------
Net realized and unrealized loss ..........          (9,909)
                                              --------------
Net decrease in net assets
  from operations .........................   $     (10,545)
                                              ==============

                     See notes to the financial statements.

JNL/PUTNAM GROWTH SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                         Six months
                                                                                           ended         Year ended
                                                                                          June 30,      December 31,
                                                                                            2000            1999
                                                                                     --------------- ---------------
  Net investment loss ..........................................................        $    (636)      $    (622)
  Net realized gain on investments .............................................            6,577          27,454
  Net change in unrealized appreciation (depreciation)
      on investments ...........................................................           (16,486)        65,202
                                                                                     --------------- ---------------
Net increase (decrease) in net assets from operations ..........................           (10,545)        92,034
                                                                                     --------------- ---------------
Distributions to shareholders
  From net investment income ...................................................                -               -
  From net realized gains on investment transactions ...........................                -         (17,617)
                                                                                     --------------- ---------------
Total distributions to shareholders ............................................                -         (17,617)
                                                                                     --------------- ---------------
Share transactions(1)
  Proceeds from the sale of shares .............................................          155,593         241,774
  Reinvestment of distributions ................................................                -          17,617
  Cost of shares redeemed ......................................................          (56,025)        (61,512)
                                                                                     --------------- ---------------
Net increase in net assets from share transactions .............................           99,568         197,879
                                                                                     --------------- ---------------

Net increase in net assets .....................................................           89,023         272,296

Net assets beginning of period .................................................          454,393         182,097
                                                                                     --------------- ---------------

Net assets end of period .......................................................       $  543,416      $  454,393
                                                                                     =============== ===============

Accumulated net investment loss ................................................        $    (637)       $     (1)
                                                                                     =============== ===============
     Share Transactions(1):

     Shares sold ...............................................................           5,654            9,871
     Reinvestment of distributions .............................................               -              624
     Shares redeemed ...........................................................          (2,049)          (2,481)
                                                                                        --------------  ---------------
     Net increase ..............................................................           3,605            8,014
                                                                                        ==============  ===============

   Purchases  and  sales  of investment securities
  (excluding short-term  securities):

     Purchases of securities ...................................................      $  242,799       $  389,306
     Proceeds from sales of securities .........................................         148,038          211,000


                     See notes to the financial statements.

JNL/PUTNAM GROWTH SERIES

Financial Highlights (Unaudited)

                                                                                                      Period from   Period from
                                                 Six months                                                  April 1,     May 15,
                                                   ended                                                     1996 to     1995* to
                                                  June 30,               Year ended December 31,           December 31,  March 31,
                                                   2000          1999           1998           1997           1996         1996
                                              -------------- ------------- -------------- ------------- ---------------- -----------
Selected Per Share Data

Net asset value, beginning of period .......      $28.45        $22.88          $16.99        $14.21         $12.50        $10.00
                                              -------------- ------------- -------------- ------------- ---------------- -----------

Income from operations:
Net investment income (loss) ...............      (0.03)        (0.04)          (0.01)          0.04           0.04          0.01
Net realized and unrealized gains (losses)
 on investments ............................      (0.66)         6.76            5.94           3.07           2.12          3.66
                                              -------------- ------------- -------------- ------------- ---------------- -----------
Total income (loss) from operations ........      (0.69)         6.72            5.93           3.11           2.16          3.67
                                              -------------- ------------- -------------- ------------- ---------------- -----------

Less distributions:
From net investment income .................          -             -           (0.01)         (0.02)         (0.05)            -
From net realized gains on investment
transactions ...............................          -         (1.15)          (0.03)         (0.31)         (0.40)        (1.17)
                                              -------------- ------------- -------------- ------------- ---------------- -----------
Total distributions ........................          -         (1.15)          (0.04)         (0.33)         (0.45)        (1.17)
                                              -------------- ------------- -------------- ------------- ---------------- -----------
Net increase (decrease) ....................      (0.69)         5.57            5.89           2.78           1.71          2.50
                                              -------------- ------------- -------------- ------------- ---------------- -----------

Net asset value, end of period .............      $27.76       $28.45          $22.88         $16.99         $14.21        $12.50
                                              ============== ============= ============== ============= ================ ===========

Total Return (a) ...........................     (2.43)%       29.41%          34.93%         21.88%         17.28%        37.69%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ...    $543,416      454,393        $182,097        $83,612       $22,804        $2,518
Ratio of expenses to average net
assets (b)(c) ..............................       0.95%        0.97%           1.01%          1.13%         1.04%         0.95%
Ratio of net investment income (loss)
to average net assets (b) ..................     (0.26)%      (0.21)%         (0.07)%          0.31%         0.94%         0.28%

Portfolio turnover .........................      31.06%       74.67%          70.55%        194.81%       184.33%       255.03%

Ratio information assuming no expense
reimbursement:
Ratio of expenses to average net assets (b)          n/a         n/a            1.01%          1.13%         1.27%        5.38%
Ratio of net investment income (loss)
to average net assets(b) ...................         n/a         n/a          (0.07)%          0.31%         0.71%      (4.15)%
------------------------------------------------------------------------------------------------------------------------------------
*Commencement of operations
(a)  Assumes  investment  at net asset  value at the  beginning  of the  period, reinvestment  of  all  distributions,  and a  complete  redemption  of  the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.
(c)  For the year ended  December 31, 1997, the ratio of expenses to average net assets excluding non-operating expenses was 1.05%.

                     See notes to the financial statements.

                                       74

                            JNL/PUTNAM GROWTH SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                      Shares or     Market
                                      Prinicipal    Value
                                       Amount       (000's)
------------------------------------------------------------
Common Stocks - 96.7%

Advertising - 1.4%
   Interpublic Group Cos. Inc.           119,400  $   5,134
   Omnicom Group Inc.                     27,700      2,467
                                                 -----------
                                                      7,601

Banks - 2.3%
   Bank of America Corp.                  35,300      1,518
   Bank of New York Co. Inc.              10,000        465
   Fifth Third Bancorp                    67,300      4,257
   Firstar Corp.                         168,200      3,543
   Northern Trust Corp.                   21,100      1,373
   State Street Corp.                      4,300        456
   Zions Bancorporation                   23,200      1,064
                                                  -----------
                                                     12,676

Beverages - 0.4%
   Anheuser-Busch Cos. Inc.               29,200      2,181

Biotechnology - 2.6%
   Amgen Inc. (a)                         99,800      7,011
   Genentech Inc. (a)                     27,400      4,713
   PE Corp.-PE Biosystems Group           40,600      2,675
                                                  -----------
                                                     14,399

Chemicals - 0.4%
   Praxair Inc.                           65,500      2,490

Commercial Services - 0.4%
    United Parcel Service Inc.            35,000      2,065

Computers - 10.0%
   Apple Computer Inc. (a)                92,800      4,860
   Brocade Communications Systems         21,400      3,926
   Inc. (a)
   Cisco Systems Inc. (a)                302,400     19,146
   Comverse Technology Inc. (a)           36,500      3,395
   EMC Corp. (a)                         115,600      8,894
   Hewlett-Packard Co.                    47,200      5,894
   Sun Microsystems Inc. (a)              92,500      8,412
                                                  -----------
                                                     54,527

Cosmetics & Personal Care - 2.7%
   Avon Products Inc.                     31,200      1,388
   Colgate-Palmolive Co.                  69,400      4,155
   Estee Lauder Cos. Inc.                 91,000      4,499
   Kimberly-Clark Corp.                   86,600      4,969
                                                  -----------
                                                     15,011

Diversified Financial Services - 5.7%
   American Express Co.                  149,400      7,788
   Charles Schwab Corp.                  142,550      4,793
   Citigroup Inc.                        193,000     11,628
   Merrill Lynch & Co. Inc.               24,400      2,806



                                      Shares
                                      or            Market
                                      Principal     Value
                                      Amount        (000's)
-------------------------------------------------------------

   Morgan Stanley Dean Witter & Co.       49,300   $  4,104
                                                  -----------
                                                     31,119

Electronics - 2.0%
   Linear Technology Corp.                72,500      4,635
     SCI Systems Inc. (a)                 65,500      2,567
     Teradyne Inc. (a)                    50,900      3,741
                                                  -----------
                                                     10,943

Food - 0.5%
   Sysco Corp.                            59,800      2,519

Healthcare - 1.3%
   Allergan Inc.                          61,000      4,545
   Baxter International Inc.              39,900      2,805
                                                  -----------
                                                      7,350

Insurance - 2.3%
   American International Group Inc.      92,600     10,880
   Cigna Corp.                            19,500      1,823
                                                  -----------
                                                     12,703

Manufacturing - 8.6%
   Corning Inc.                           22,700      6,126
   General Electric Co.                  421,800     22,355
   Tyco International Ltd.               394,800     18,704
                                                  -----------
                                                     47,185

Media - 7.7%
   AT&T - Liberty Media Group - Class    432,600     10,491
   A (a)
   Clear Channel Communications Inc.      97,400      7,305
   (a)
   Time Warner Inc.                       95,600      7,266
   Viacom Inc. - Class B (a)             252,516     17,218
                                                  -----------
                                                     42,280

Oil & Gas Producers - 5.6%
   Anadarko Petroleum Corp.               58,000      2,860
   Apache Corp.                           50,900      2,993
   Conoco Inc. - Class A                 176,900      3,892
   Enron Corp.                           131,000      8,449
   Exxon Mobil Corp.                      95,600      7,505
   Royal Dutch Petroleum Co. - NYS        79,900      4,919
                                                  -----------
                                                     30,618

Packaging & Containers - 0.8%
   Avery Dennison Corp.                   38,800      2,604
   Sealed Air Corp. (a)                   33,200      1,739
                                                  -----------
                                                      4,343

Pharmaceuticals - 7.3%
   American Home Products Corp.           82,200      4,829
   Eli Lilly & Co.                        47,600      4,754
   Pfizer Inc.                           334,400     16,051
   Pharmacia Corp.                        73,700      3,809
   Schering-Plough Corp.                 205,300     10,368
                                                  -----------
                                                     39,811

                     See notes to the financial statements.

                            JNL/PUTNAM GROWTH SERIES

                                       Shares
                                       or            Market
                                       Principal     Value
                                       Amount        (000's)
-------------------------------------------------------------

Retail - 6.8%
   CVS Corp.                              72,800   $  2,912
   Home Depot Inc.                       200,400     10,007
   Kohl's Corp. (a)                       40,300      2,242
   RadioShack Corp.                       94,400      4,472
   Target Corp.                           75,200      4,362
   TJX Companies Inc.                    181,000      3,394
   Wal-Mart Stores Inc.                  168,800      9,727
                                                  -----------
                                                     37,116

Semiconductors - 7.7%
   Applied Materials Inc. (a)             83,000      7,522
   Broadcom Corp. (a)                     11,200      2,453
   Intel Corp.                           140,000     18,716
   Texas Instruments Inc.                117,000      8,036
   Xilinx Inc. (a)                        66,200      5,466
                                                  -----------
                                                     42,193

Software - 7.8%
   America Online Inc. (a)                80,000      4,220
   BEA Systems Inc. (a)                   39,200      1,938
   i2 Technologies Inc. (a)               26,800      2,794
   Microsoft Corp. (a)                   182,800     14,624
   Oracle Corp. (a)                       82,800      6,960
   Siebel Systems Inc. (a)                19,800      3,239
   Veritas Software Corp. (a) (c)         58,950      6,662
   Yahoo Inc. (a)                         16,400      2,032
                                                  -----------
                                                     42,469

Telecommunications - 12.4%
   Alltel Corp.                           62,400      3,866
   Echostar Communications Corp. (a)      39,100      1,294
   General Motors Corp. - Class H (a)     28,900      2,536
   JDS Uniphase Corp. (a)                 65,000      7,792
   LSI Logic Corp. (a) (c)                50,200      2,717
   Nextel Communications Inc. (a)        111,200      6,804
   Nokia Corp. - ADR                     149,200      7,451
   Nortel Networks Corp.                 176,100     12,019
   Sprint Corp. (FON Group)              119,700      6,105
   Sprint Corp. (PCS Group) (a)           87,200      5,188
   Tellabs Inc. (a)                       56,200      3,846
   Vodafone AirTouch Plc - ADR (c)       113,900      4,720
   Voicestream Wireless Corp. (a)         30,347      3,529
                                                  -----------
                                                     67,867
                                                  -----------
     Total Common Stocks
           (cost $430,694)                          529,466
                                                  -----------

                                       Shares
                                       or            Market
                                       Principal     Value
                                       Amount        (000's)
-------------------------------------------------------------

Short Term Investments - 3.3%

Money Market Fund - 0.0%
   Dreyfus Cash Management Plus,
    6.51%  (b)                                916   $     1

Repurchase Agreement - 3.3%
   Repurchase  agreement  with Warburg
     Dillon Read,  6.58%
     (Collateralized  by
     $17,682,000  U.S.  Treasury
     Bond,  6.25%,  due  08/15/2023,
     market  value $18,204,855),
     acquired on 06/30/2000,
     due 07/03/2000                   $17,877,000    17,877
                                                  -----------

     Total Short Term Investments
       (cost $17,878)                                17,878
                                                  -----------

Total Investments - 100%
   (cost $448,572)                                $ 547,344
                                                  ===========


-------------------------------------------------------------------------------
(a)  Non-income producing security.
(b)  Dividend yield changes daily to reflect current market conditions.
     Rate is the quoted yield as of June 30, 2000.
(c)  All or a portion of this security has been loaned.

Based on the cost of investments of $448,763 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $121,296, the gross unrealized depreciation was $22,715 and the net unrealized appreciation on investments was $98,581.

                     See notes to the financial statements.

JNL/PUTNAM  INTERNATIONAL  EQUITY SERIES
Financial  Statements  (Unaudited)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

Assets
Investments (cost $110,364) ..............  $     120,243
Foreign currency .........................            233
Receivables:
  Dividends and interest .................             61
  Foreign taxes recoverable ..............             84
  Forward currency contracts .............              4
  Fund shares sold .......................          3,432
  Investment securities sold .............            855
Collateral for securities loaned .........          4,458
                                            ----------------
Total assets .............................        129,370
                                            ----------------

Liabilities
Payables:
  Advisory fees ..........................            104
  Administrative fees ....................              9
  Forward currency contracts .............              3
  Fund shares redeemed ...................             21
  Investment securities purchased ........          1,830
Return of collateral for securities loaned          4,458
                                            ----------------
Total liabilities ........................          6,425
                                            ----------------
Net assets ...............................  $     122,945
                                            ================

Net assets consist of:
Paid-in capital ..........................  $      94,515
Undistributed net investment income ......             28
Accumulated net realized gain on
  investments and foreign currency
  related items ..........................         18,524
Net unrealized appreciation on investments
  and foreign currency related items .....          9,878
                                            ----------------
                                            $     122,945
                                            ================

Total shares outstanding (no par value),
  unlimited shares authorized ............          7,663
                                            ================

Net asset value per share ................   $      16.04
                                             ===============

Statement of Operations
For the Six Months Ended June 30, 2000

Investment income
  Dividends ..............................    $         901
  Interest ...............................              366
  Securities lending .....................               14
  Foreign taxes withheld .................             (156)
                                              --------------
Total investment income ..................            1,125
                                              --------------
Expenses
  Advisory fees ..........................              595
  Administrative fees ....................               55
                                              --------------
Total expenses ...........................              650
                                              --------------
Net investment income ....................              475
                                              --------------

Realized and unrealized gains (losses)
Net realized gain (loss) on:
  Investments ............................           18,166
  Foreign currency related items .........             (382)
Net change in unrealized appreciation
  (depreciation) on:
  Investments ............................          (21,959)
  Foreign currency related items .........                1
                                              --------------
Net realized and unrealized loss .........           (4,174)
                                              --------------

Net decrease in net assets
  from operations ........................    $      (3,699)
                                              ==============

                     See notes to the financial statements.

JNL/PUTNAM INTERNATIONAL EQUITY SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)


                                                                                    Six months
                                                                                       ended        Year ended
                                                                                     June 30,      December 31,
                                                                                       2000            1999
                                                                                   --------------  --------------
Operations
  Net investment income ........................................................      $    475        $    518
  Net realized gain (loss) on:
    Investments ................................................................        18,166           4,296
    Foreign currency related items .............................................          (382)            (51)
  Net change in unrealized appreciation (depreciation) on:
    Investments ................................................................       (21,959)         21,302
    Foreign currency related items .............................................             1             (5)
                                                                                   --------------  --------------
  Net increase (decrease) in net assets from operations ........................        (3,699)         26,060
                                                                                   --------------  --------------


Distributions to shareholders
  From net investment income ...................................................             -            (963)
  From net realized gains on investment transactions ...........................             -          (6,259)
                                                                                   --------------  --------------
Total distributions to shareholders ............................................             -          (7,222)
                                                                                   --------------  --------------

Share transactions(1)
  Proceeds from the sale of shares .............................................       155,789         114,111
  Reinvestment of distributions ................................................             -           7,222
  Cost of shares redeemed ......................................................      (134,179)       (106,064)
                                                                                   --------------  --------------
Net increase in net assets from share transactions .............................        21,610          15,269
                                                                                   --------------  --------------

Net increase in net assets .....................................................        17,911          34,107

Net assets beginning of period .................................................       105,034          70,927
                                                                                   --------------  --------------

Net assets end of period .......................................................    $  122,945      $  105,034
                                                                                   ==============  ==============

Undistributed (accumulated) net investment income (loss) .......................    $       28      $     (447)
                                                                                   ==============  ==============
     Share Transactions(1):

     Shares sold ...............................................................         9,731           7,682
     Reinvestment of distributions .............................................             -             431
     Shares redeemed ...........................................................        (8,326)         (7,064)
                                                                                   --------------  --------------
     Net increase ..............................................................         1,405           1,049
                                                                                   ==============  ==============

   Purchases  and  sales  of   investment   securities
    (excluding   short-term securities):

     Purchases of securities ...................................................    $  128,711      $   28,987
     Proceeds from sales of securities .........................................       107,568          21,037



                    See notes to the financials statements.

JNL/PUTNAM INTERNATIONAL EQUITY SERIES
Financial Highlights (Unaudited)

                                                                                                          Period from    Period from
                                                            Six months                                       April 1,       May 15,
                                                              ended                                         1996 to      1995* to
                                                             June 30,       Year ended December 31,       December 31,    March 31,
                                                               2000         1999       1998       1997         1996          1996
                                                            ------------ ----------- --------- ----------- ------------ ------------
Selected Per Share Data

Net asset value, beginning of period .....................     $16.79       $13.62     $12.09      $12.08       $11.25      $10.00
                                                            ------------ ----------- --------- ----------- ------------ ------------

Income from operations:
Net investment income ....................................       0.08         0.09       0.16        0.09         0.06        0.04
Net realized and unrealized gains (losses) on investments
 and foreign cy related items ............................     (0.83)         4.28       1.58        0.23         0.90        1.21
                                                            ------------ ----------- --------- ----------- ------------ ------------
Total income (loss) from operations ......................     (0.75)         4.37       1.74        0.32         0.96        1.25
                                                            ------------ ----------- --------- ----------- ------------ ------------

Less distributions:
From net investment income ...............................          -        (0.16)     (0.19)      (0.08)       (0.12)          -
From net realized gains on investment transactions .......          -        (1.04)     (0.02)      (0.23)       (0.01)          -
                                                            ------------ ----------- --------- ----------- ------------ ------------
Total distributions ......................................          -        (1.20)     (0.21)      (0.31)       (0.13)          -
                                                            ------------ ----------- --------- ----------- ------------ ------------
Net increase (decrease) ..................................      (0.75)        3.17       1.53        0.01         0.83        1.25
                                                            ------------ ----------- --------- ----------- ------------ ------------

Net asset value, end of period ...........................     $16.04       $16.79     $13.62      $12.09       $12.08      $11.25
                                                            ============ =========== ========= =========== ============ ============

Total Return (a) .........................................    (4.47)%       32.11%      14.43%      2.65%        8.54%       12.50%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) .................   $122,945     $105,034     $70,927    $78,685      $48,204      $24,211
Ratio of expenses to average net assets (b) ..............      1.17%        1.18%       1.23%      1.24%        1.25%        1.25%
Ratio of net investment income to average net
assets (b) ...............................................      0.86%        0.63%       0.88%      0.74%        1.09%        0.78%
Portfolio turnover .......................................    112.00%       26.19%      16.39%     18.81%        5.93%       16.45%


Ratio information assuming no expense reimbursement:
Ratio of expenses to average net assets (b) ..............        n/a        n/a        1.28 %     1.32 %        1.29 %       2.14 %
Ratio of net investment income (loss) to average
net assets (b) ...........................................        n/a        n/a        0.83 %     0.66 %        1.05 %      (0.11)%

--------------------------------------------------------------------------------
*   Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.


                     See notes to the financial statements.

                     JNL/PUTNAM INTERNATIONAL EQUITY SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000


                                    Shares or    Market
                                    Principal     Value
                                      Amount     (000's)
-----------------------------------------------------------

Common Stocks - 97.8%

Advertising - 2.3%
   Aegis Group Plc                      135,924 $       400
   Asatsu-DK Inc.                         3,600         148
   Havas Advertising SA                  35,000         804
   Publicis SA                            1,211         477
   WPP Group Plc                         63,418         926
                                                -----------
                                                      2,755

Airlines - 0.4%
   Deutsche Lufthansa AG (c)             19,627         455

Apparel - 1.0%
   Gucci Group NV - NYS                  13,380       1,268

Auto Manufacturers - 1.1%
   Bayerische Motoren Werke (BMW) AG     42,585       1,292

Banks - 6.4%
   Banca Intesa Spa                      70,700         318
   Banco Bilbao Vizcaya Argentaria       24,833         373
   SA
   Bank of Nova Scotia                   24,851         610
   DBS Group Holdings Ltd.               34,000         437
   ING Groep NV                          45,552       3,092
   Julius Baer Holdings AG - Class          263       1,043
   B
   Oversea-Chinese Banking Corp.         63,000         434
   Ltd. (a)
   Royal Bank of Scotland Group Plc      50,383         844
   Svenska Handelsbanken  AB -           35,933         524
   Class A
                                                -----------
                                                      7,675

Beverages - 0.5%
   Diageo Plc                            61,840         555

Building Materials - 2.9%
   Bouygues SA (a)                        2,268       1,522
   CRH Plc                               63,407       1,152
   CSR Ltd.                              22,900          64
   Lafarge SA                             9,861         769
                                                -----------
                                                      3,507

Chemicals - 2.4%
   Akzo Nobel NV                         33,530       1,430
   BOC Group Plc                         58,651         844
   Clariant AG                            1,648         614
                                                -----------
                                                      2,888

Commercial Services - 1.6%
   Granada Group Plc                    191,727       1,916

Computers - 2.4%
   Fujitsu Ltd.                          72,000       2,497
   Misys Plc                             42,028         355
                                                -----------
                                                      2,852

Cosmetics & Personal Care - 0.1%
   Shiseido Co. Ltd.                     10,000         155


                                    Shares or    Market
                                    Principal     Value
                                      Amount     (000's)
-----------------------------------------------------------

Diversified Financial Services -
2.1%
   Nikko Securities Co. Ltd.            220,000  $    2,183
   Nomura Securities Co. Ltd.            15,000         368
                                                -----------
                                                      2,551

Electric - 1.6%
   Hongkong Electric Holdings Ltd.       10,000          32
   Iberdrola SA                          30,896         400
   Korea Electrical Power Corp. -        28,000         516
   ADR (a)
   ScottishPower Plc                    108,422         919
                                                -----------
                                                      1,867

Electrical Components & Equipment -
6.9%
   Koninklijke (Royal) Philips
     Electronics NV                      78,572       3,721
   Kyocera Corp.                          7,600       1,292
   NEC Corp.                             83,000       2,612
   Toshiba Corp.                         62,000         701
                                                -----------
                                                      8,326

Electronics - 2.1%
   Samsung Electronics                    7,801       2,582


Engineering & Construction - 0.4%
   ABB Ltd.                                 945         110
   New ABB Ltd.                           3,218         386
                                                -----------
                                                        496

Entertainment - 0.6%
   EMI Group Plc                         85,993         781

Food - 1.7%
   Groupe Danone                          5,223         696
   Nestle SA                                674       1,353
                                                -----------
                                                      2,049

Forest Products & Paper - 0.2%
   Stora Enso Oyj - Class R              32,404         297

Hand & Machine Tools - 0.3%
   Sandvik AB                            18,343         387

Holding Companies - Diversified -
1.6%
   Investor AB - Class B                100,086       1,375
   Seagram Co. Ltd.                       8,900         516
                                                -----------
                                                      1,891

Home Furnishings - 0.7%
   SONY Corp. (c)                         9,100         851

Household Products - 0.2%
   Williams Plc                          40,995         239

Insurance - 3.9%
   Alleanza Assicurazioni SpA (c)         1,505          20
   Allianz AG                             2,059         750

                     See notes to the financial statements.

                     JNL/PUTNAM INTERNATIONAL EQUITY SERIES

                                  June 30, 2000
                                    Shares or    Market
                                    Principal     Value
                                      Amount     (000's)
-----------------------------------------------------------

   AXA                                   12,538      $1,983
   Sun Life Financial Services of
     Canada (a)                          34,504         581
   Swiss Re                                 645       1,319
                                                -----------
                                                      4,653

Iron & Steel - 0.3%
   Pohang Iron & Steel Co. - ADR         13,576         326

Manufacturing - 1.3%
   Hon Hai Precision Industry Co.
   Ltd. -                                16,702         418
    GDR (a) (c)
   Invensys Plc                         111,791         420
   SKF AB - Class A                      10,081         161
   Sumitomo Corp.                        49,000         552
   Venture Manufacturing                  2,000          20
   (Singapore) Ltd.
                                                -----------
                                                      1,571

Media - 6.0%
   Carlton Communications Plc           101,556       1,307
   EMAP Plc                              27,664         445
   Grupo Televisa SA - GDR (a)            6,031         416
   Mediaset SpA (c)                      55,088         845
   News Corp. Ltd.                       48,734         673
   News Corp. Ltd. - ADR                 29,610       1,614
   Societe Television Francaise 1        15,250       1,067
   Wolters Kluwer NV                     32,303         864
                                                -----------
                                                      7,231

Oil & Gas Producers - 11.0%
   BP Amoco Plc                         235,169       2,257
   ENI SpA (c)                          230,500       1,337
   Hong Kong & China Gas Co. Ltd.        18,000          20
   Shell Transport & Trading Co.        461,131       3,850
   Suncor Energy Inc.                    10,466         242
   Total Fina Elf SA                     35,558       5,474
                                                -----------
                                                     13,180

Pharmaceuticals - 7.3%
   AstraZeneca Group Plc                 23,503       1,098
   Aventis SA                             2,572         189
   Aventis SA                            30,730       2,209
   Eisai Corp. Ltd.                      18,000         578
   Elan Corp. Plc (a)                    18,746         877
   Elan Corp. Plc - ADR (a) (c)           9,800         475
   Fujisawa Pharmaceutical Co. Ltd.       5,000         203
   Sanofi-Synthelabo SA                  31,808       1,522
   Serono SA -  Class B                   1,895       1,585
                                                -----------
                                                      8,736


                                    Shares or    Market
                                    Principal     Value
                                      Amount     (000's)
-----------------------------------------------------------

Real Estate - 1.1%
   Cheung Kong Holdings Ltd.            123,000 $     1,361

Retail - 2.6%
   Bulgari SpA                           29,456         395
   Koninklijke Ahold NV                  24,114         713
   Tesco Plc                            249,592         776
   The Swatch Group AG                    1,100         288
   The Swatch Group AG - Class B            770         982
                                                -----------
                                                      3,154

Semiconductors - 1.0%
   ARM Holdings Plc (a)                  15,000         161
   Chartered Semiconductor (a)          105,000         917
   Rohm Co. Ltd.                            300          88
                                                -----------
                                                      1,166

Software - 0.5%
   Nintendo Co. Ltd.                      3,500         613

Telecommunications - 21.7%
   BCE Inc.                              36,900         879
   Cable & Wireless Plc                  41,281         699
   Carso Global Telecom (a)             146,297         416
   China Telecom (Hong Kong) Ltd.       259,000       2,284
   (a)
   France Telecom SA (a)                  8,022       1,126
   Korea Telecom Corp. - ADR             14,300         692
   NetCom AB - Class B (a)                4,877         362
   Nippon Telegraph & Telephone             281       3,745
   Corp.
   Nokia Oyj                             67,108       3,438
   Nortel Networks Corp.                 36,570       2,535
   NTL Inc. (a)                           1,230          74
   Sonera Oyj                             6,912         316
   Telecomunicacoes De Sao Paulo SA      12,542         232
   Telefonaktiebolaget Ericsson LM
    - Class B                            80,786       1,607
   Telefonica SA (c)                     78,822       1,700
   Telefonos de Mexico SA - ADR          22,250       1,271
   Vodafone AirTouch Plc              1,155,470       4,671
                                                -----------
                                                     26,047

Tobacco - 1.6%
   Cie. Financiere Richemont - A            710       1,919
   Units                                        -----------

     Total Common Stocks
       (cost $107,713)                              117,592
                                                -----------

                       See notes to financial statements.

                     JNL/PUTNAM INTERNATIONAL EQUITY SERIES

                                    Shares or    Market
                                    Principal     Value
                                      Amount     (000's)
-----------------------------------------------------------

Short Term Investment - 2.2%

Repurchase Agreement - 2.2%
  Repurchase agreement with J.P.
    Morgan & Co., 6.45%
    (Collateralized by $2,294,000
    U.S. Treasury Bond, 7.625%, due
    11/15/2022, market value
    $2,702,000) acquired on
    06/30/2000, due 07/03/2000      $ 2,651,000 $     2,651
                                                -----------

     Total Short Term Investment
       (cost $2,651)                                  2,651
                                                -----------

Total Investments - 100%
   (cost $110,364)                              $   120,243
                                                ===========

------------------------------------------------------------------------------
(a)      Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate stated is the quoted yield as of June 30, 2000.
(c)      All or a portion of this security has been loaned.


Based on the cost of investments of $110,425 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $13,936, the gross unrealized depreciation was $4,118 and the net unrealized appreciation on investments was $9,818.


Summary of Investments by Country, June 30, 2000:

                                     % of Investment     Market Value
  Country                               Securities         (000's)
------------------------------------------------------ -----------------
  Australia                                    2.0%    $         2,351
  Brazil                                       0.2%                232
  Canada                                       4.5%              5,363
  Finland                                      3.4%              4,051
  France                                      14.8%             17,838
  Germany                                      2.1%              2,498
  Hong Kong                                    3.1%              3,698
  Ireland                                      2.1%              2,504
  Italy                                        2.4%              2,915
  Japan                                       13.8%             16,588
  Korea, Republic of                           3.4%              4,115
  Mexico                                       1.7%              2,103
  Netherlands                                  9.2%             11,087
  Singapore                                    1.5%              1,808
  Spain                                        2.0%              2,472
  Sweden                                       3.8%              4,526
  Switzerland                                  7.9%              9,490
  United Kingdom                              19.5%             23,462
  United States                                2.6%              3,142
                                     ----------------- -----------------
    Total                                    100.0%    $       120,243
                                     ================= =================

                     See notes to the financial statements.

JNL/PUTNAM MIDCAP GROWTH SERIES
Financial Statements (Unaudited)
(in thousands, except net asset value per share)

Statement of Assets and Liabilities
June 30, 2000

Assets
Investments (cost $24,063) .................  $    24,726
Receivables:
  Dividends and interest ...................            7
  Fund shares sold .........................          245
  Investment securities sold ...............           29
                                              --------------
Total assets ...............................       25,007
                                              --------------

Liabilities
Cash overdraft .............................            1
Payables:
  Advisory fees ............................           17
  Administrative fees ......................            2
  Fund shares redeemed .....................            4
  Investment securities purchased ..........          889
                                              --------------
Total liabilities ..........................          913
                                              --------------

Net assets .................................   $   24,094
                                              ==============

Net assets consist of:
Paid-in capital ............................   $   23,670
Undistributed net investment income ........            8
Accumulated net realized loss on investments         (247)
Net unrealized appreciation on investments .          663
                                              --------------
                                               $   24,094
                                              ==============
Shares outstanding (no par value),
  unlimited shares authorized ..............        2,374
                                              ==============
Net asset value per share ..................   $    10.15
                                              ==============


Statement of Operations
For the Period Ended June 30, 2000*

Investment income
  Dividends ................................        $     20
  Interest .................................              22
                                                 --------------
Total investment income ....................              42
                                                 --------------

Expenses
  Advisory fees ............................              31
  Administrative fees ......................               3
                                                 --------------
Total expenses .............................              34
                                                 --------------
Net investment income ......................               8
                                                 --------------

Realized and unrealized gain (loss)
Net realized loss on investments ...........            (247)
Net change in unrealized appreciation
  on investments ...........................             663
                                                 --------------
Net realized and unrealized gain ...........             416
                                                 --------------
Net increase in net assets
  from operations ..........................       $     424
                                                 ==============

---------------------------------------------------------------
*      For the period beginning May 1, 2000 (commencement of operations).

                     See notes to the financial statements.

JNL/PUTNAM MIDCAP GROWTH SERIES

Statement of Changes in Net Assets (Unaudited)
(in thousands)
                                                      Period from
                                                         May 1,
                                                        2000* to
                                                        June 30,
                                                          2000
                                                     ---------------

Operations
  Net investment income ..........................       $      8
  Net realized loss on investments ...............           (247)
  Net change in unrealized appreciation on .......            663
    investments                                      ---------------
Net increase in net assets from operations .......            424
                                                     ---------------
Distributions to shareholders
  From net investment income .....................              -
  From net realized gains on investment
   transactions ..................................              -
                                                     ---------------
Total distributions to shareholders ..............              -
                                                     ---------------

Share transactions(1)
  Proceeds from the sale of shares ...............         24,210
  Reinvestment of distributions ..................              -
  Cost of shares redeemed ........................           (540)
                                                     ---------------
Net increase in net assets from share transactions         23,670
                                                     ---------------
Net increase in net assets .......................         24,094

Net assets beginning of period ...................              -
                                                     ---------------
Net assets end of period .........................     $   24,094
                                                     ===============
Undistributed net investment income ..............     $        8
                                                     ===============
    Share Transactions(1):

     Shares sold .................................          2,431
     Reinvestment of distributions ...............              -
     Shares redeemed .............................            (57)
                                                      --------------
     Net increase ................................          2,374
                                                      ==============

   Purchases  and  sales  of   investment
     securities   (excluding   short-term
     securities):

     Purchases of securities .....................     $   25,455
     Proceeds from sales of securities ...........          2,526

--------------------------------------------------------------------------------
*        Commencement of operations

                     See notes to the financial statements.

JNL/PUTNAM MIDCAP GROWTH SERIES

Financial Highlights (Unaudited)

                                                           Period from
                                                             May 1,
                                                            2000* to
                                                            June 30,
                                                              2000
                                                         ---------------
Selected Per Share Data

Net asset value, beginning of period .................    $    10.00
                                                         ---------------

Income from operations:
  Net investment income ..............................             -
  Net realized and unrealized gains on
   investments .......................................          0.15
                                                         ---------------
  Total income from operations                                  0.15
                                                         ---------------

Less distributions:
  From net investment income .........................            -
  From net realized gains on investment transactions .            -
                                                         ---------------
  Total distributions ................................            -
                                                         ---------------
  Net increase .......................................          0.15
                                                         ---------------
Net asset value, end of period .......................    $    10.15
                                                         ===============
Total Return (a)                                                1.50%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ...........    $    24,094
  Ratio of expenses to average net assets (b)                   1.05%
  Ratio of net investment income to average
     net assets (b) ..................................          2.47%
  Portfolio turnover .................................         18.31%

-------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

                     See notes to the financial statements.

                         JNL/PUTNAM MIDCAP GROWTH SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                         Shares or   Market
                                         Principal   Value
                                         Amount     (000's)
-----------------------------------------------------------------

Common Stocks - 93.1%
---------------------

Advertising - 2.1%
   Omnicom Group Inc                      2,100    $   187
   TMP Worldwide Inc. (a)                 1,400        103
   Young and Rubicam Inc.                 4,000        229
                                                 ------------
                                                       519

Banks - 3.3%
   M&T Bank Corp.                           700        315
   National Commerce Bancorporation      10,300        166
   North Fork Bancorporation              8,600        130
   Zions Bancorporation                   4,300        197
                                                 ------------
                                                       808

Biotechnology - 0.7%
   Diversa Corp. (a)                      1,600         53
   PE Corp - PE Biosystems Group          2,000        132
                                                 ------------
                                                       185

Chemicals - 1.0%
   Praxair Inc.                           6,800        255

Commercial Services - 4.5%
   Convergys Corp. (a)                    7,900        410
   Fiserv Inc. (a)                        9,200        398
   UTI Energy Corp. (a)                   5,100        205
   Valassis Communications Inc. (a)       2,300         88
                                                 ------------
                                                     1,101

Computers - 6.4%
   Apple Computer Inc. (a)                3,900        204
   Brocade Communications Systems Inc.(a) 1,300        239
   Comverse Technology Inc. (a)           3,500        326
   Handspring Inc. (a)                    1,900         51
   Redback Networks Inc. (a)                800        142
   StorageNetworks Inc.                     100          9
   Symbol Technologies Inc.              11,600        626
                                                 ------------
                                                     1,597

Cosmetics & Personal Care - 1.0%
   Estee Lauder Cos. Inc.                 4,900        242

Diversified Financial Services - 1.4%
   Investors Financial Services Corp.     1,900         75
   Legg Mason Inc.                        2,100        105
   Paine Webber Group Inc.                3,900        177
                                                 ------------
                                                       357

Electric - 4.0%
   Calpine Corp. (a)                      5,800        381
   Florida Progress Corp.                 4,200        197
   IPALCO Enterprises Inc.                6,100        123
   Northeast Utilities                    8,900        194
   Potomac Electric Power Co.             3,700         92
                                                     ------------
                                                       987


                                         Shares or   Market
                                         Principal   Value
                                         Amount     (000's)
-----------------------------------------------------------------

Electrical Components & Equipment - 0.8%
   Jabil Circuit Inc. (a)                 3,900       $194

Electronics - 4.1%
   Maxim Integrated Products Inc. (a)     2,300        156
   Sanmina Corp. (a)                      3,600        308
   Sawtek Inc. (a)                        2,800        161
   SCI Systems Inc. (a)                   7,100        278
   Teradyne Inc. (a)                      1,500        110
                                                     ------------
                                                      1,013

Engineering & Construction - 1.1%
   Dycom Industries Inc. (a)              6,000         276

Entertainment - 1.0%
    Pegasus Communications Corp. (a)      5,100         250

Food - 0.5%
    Darden Restaurants Inc.               7,600         124

Healthcare - 1.8%
   Allergan Inc.                          4,900         365
   Health Management Associates Inc. (a)  7,000          91
                                                     ------------
                                                        456

Home Furnishings - 0.8%
   Furniture Brands International Inc.(a) 5,600          85
   Mohawk Industries Inc. (a)             5,300         115
                                                     ------------
                                                        200

Household Products - 1.3%
      Ecolab Inc.                         8,000         313

Insurance - 0.1%
   Hartford Life Inc.                       400          20

Leisure Time - 1.6%
   Harley-Davidson Inc.                   6,400         246
     PRIMEDIA Inc. (a)                    6,700         152
                                                     ------------
                                                        398

Machinery - 1.0%
   Cooper Cameron Corp. (a)               3,900         257

Manufacturing - 0.9%
   Danaher Corp.                          4,600         227

Media - 3.7%
   AT&T - Liberty Media Group-Class A(a)    100           2
   Radio One Inc. (a)                     3,000          89
   Radio One Inc. -  Class D (a)          6,000         132
   Spanish Broadcasting System Inc. (a)  10,700         220
   Univision Communications Inc. (a)      4,600         476
                                                     ------------
                                                        919

                     See notes to the financial statements.

                         JNL/PUTNAM MIDCAP GROWTH SERIES

                                         Shares or     Market
                                         Principal     Value
                                          Amount      (000's)

-----------------------------------------------------------------

Office & Business Equipment - 0.6%
   Lexmark International Group Inc. (a)       2,000  $     135

Oil & Gas Producers - 11.1%
   BJ Services Co. (a)                        3,300        206
   Coastal Corp. (a)                          2,700        164
   Devon Energy Corp.                         5,100        287
   Dynegy Inc. - Class A (a)                  4,000        273
   El Paso Energy Corp.                       4,000        204
   Energy East Corp.                          8,600        164
   Global Marine Inc. (a)                    13,400        378
   Murphy Oil Corp.                           3,400        202
   Noble Drilling Corp. (a)                   6,400        264
   Smith International Inc. (a)               3,400        247
   Transocean Sedco Forex Inc.                6,500        347
                                                     ------------
                                                         2,736

Packaging & Containers - 0.4%
   Sealed Air Corp. (a)                       1,900        100

Pharmaceuticals - 10.4%
   Andrx Corp. (a)                            1,800        115
   Forest Laboratories Inc. (a)               3,700        374
   Gilead Sciences Inc. (a)                   3,400        242
   Immunex Corp. (a)                          1,200         59
   Inhale Therapeutic Systems Inc. (a)        1,800        183
   IVAX Corp. (a)                             8,600        357
   MedImmune Inc. (a)                         7,100        525
   PerkinElmer Inc.                           4,300        284
   Sepracor Inc. (a)                          3,600        434
                                                     ------------
                                                         2,573

Retail - 5.9%
   BJ's Wholesale Club Inc. (a)              11,300        373
   Circuit City Stores Inc.                   3,300        110
   Dollar Tree Stores Inc.                    3,425        136
   Family Dollar Stores Inc.                 16,500        323
   Ross Stores Inc.                           5,300         90
   Starbucks Corp. (a)                        2,700        103
   Tiffany & Co.                              4,600        311
                                                     ------------
                                                         1,446

Savings & Loans - 1.5%
   Charter One Financial Inc.                 9,600        221
   Greenpoint Financial Corp.                 7,600        143
                                                     ------------
                                                           364

Semiconductors - 3.3%
   Atmel Corp. (a)                            4,800        177
   Lam Research Corp. (a)                     5,100        191
   LTX Corp. (a)                              3,100        108


                                             Shares or   Market
                                             Principal   Value
                                             Amount     (000's)
-----------------------------------------------------------------

   Vitesse Semiconductor Corp. (a)            4,600    $   338
                                                    ------------
                                                           814
Software - 7.0%
   BEA Systems Inc. (a)                       1,100         54
   Intuit Inc. (a)                            5,800        240
   ISS Group Inc. (a)                         1,100        109
   Macromedia Inc. (a)                        1,400        135
   Peregrine Systems Inc. (a)                10,000        347
   Phone.com Inc. (a)                           900         59
   Rational Software Corp. (a)                4,700        437
   Vignette Corp. (a)                         5,500        286
   Ziff-Davis Inc. (a)                        8,400         75
                                                     ------------
                                                         1,742

Telecommunications - 7.9%
   Allegiance Telecom Inc. (a)                2,500        160
   Bookham Technology Plc (a)                 3,000        178
   Crown Castle International Corp. (a)       5,000        183
   Diamond Technology Partners Inc. (a)       3,000        264
   Entercom Communications Corp. (a)          2,600        127
   Finisar Corp. (a)                          4,400        116
   LSI Logic Corp. (a)                        1,500         81
   MasTec Inc. (a)                            4,300        164
   McLeodUSA Inc. (a)                         9,500        197
   Telephone & Data Systems Inc.              2,600        261
   Voicestream Wireless Corp. (a)             1,900        221
                                                     ------------
                                                         1,952

Textiles - 1.9%
   Cintas Corp.                               7,800        286
   Linens `n Things Inc. (a)                  6,600        179
                                                     ------------
                                                           465
                                                     ------------
     Total Common Stocks
       (cost $22,362)                                   23,025
                                                     ------------

Short Term Investment - 6.9%

Repurchase Agreement - 6.9% Repurchase agreement with J.P.
    Morgan & Co., 6.45%,
    (Collateralized by $1,472,000 U.S.
    Treasury Bond, 7.625%, due
    11/15/2022, market value
    $1,733,528) acquired on 06/30/2000,
    due 07/03/2000                       $1,701,000      1,701
                                                     ------------

     Total Short Term Investment
       (cost $1,701)                                     1,701
                                                     ------------

Total Investments - 100%
   (cost $24,063)                                    $  24,726
                                                     ============



-------------------------------------------------------------------------------
(a)  Non-income producing security.

Based on the cost of investments of $24,063 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $1,849, the gross unrealized depreciation was $1,186 and the net unrealized appreciation on investments was $663.

                     See notes to the financial statements.

JNL/PUTNAM VALUE EQUITY SERIES
Financial Statements (Unaudited)
(in thousands, except net asset value per share)

Statement of Assets and Liabilities
June 30, 2000

Assets
Investments (cost $361,629) ...............   $     365,877
Receivables:
  Dividends and interest ..................             450
  Foreign taxes recoverable ...............               4
  Fund shares sold ........................             210
  Investment securities sold ..............           3,011
                                              --------------
Total assets ..............................         369,552
                                              --------------

Liabilities
Payables:
  Advisory fees ...........................             260
  Administrative fees .....................              30
  Fund shares redeemed ....................             101
  Investment securities purchased .........           2,638
                                              --------------
Total liabilities .........................           3,029
                                              --------------

Net assets ................................   $     366,523
                                              ==============

Net assets consist of:
Paid-in capital ...........................   $     386,330
Undistributed net investment income .......           1,750
Accumulated net realized loss on
  investments .............................         (25,805)
Net unrealized appreciation on investments            4,248
                                              --------------
                                              $     366,523
                                              ==============
Shares outstanding (no par value),
  unlimited shares authorized .............          22,203
                                              ==============

Net asset value per share .................   $       16.51
                                              ==============


Statement of Operations
For the Six Months Ended June 30, 2000

Investment income
  Dividends ...............................   $       2,980
  Interest ................................             402
  Securities lending ......................               1
  Foreign taxes withheld ..................             (11)
                                              --------------
Total investment income ...................           3,372
                                              --------------

Expenses
  Advisory fees ...........................           1,454
  Administrative fees .....................             168
                                              --------------
Total expenses ............................           1,622
                                              --------------
Net investment income .....................           1,750
                                              --------------

Realized and unrealized gain (loss)
Net realized loss on investments ..........         (22,558)
Net change in unrealized appreciation
  on investments ..........................          17,614
                                              --------------
Net realized and unrealized loss ..........          (4,944)
                                              --------------

Net decrease in net assets
  from operations .........................   $      (3,194)
                                              ==============

                      See notes to the financial statements.

JNL/PUTNAM VALUE EQUITY SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)


                                                                               Six months
                                                                                 ended         Year ended
                                                                                June 30,      December 31,
                                                                                  2000            1999
                                                                                ------------- ---------------
Operations
  Net investment income ..................................................      $     1,750           3,221
  Net realized gain (loss) on investments ................................          (22,558)         13,355
  Net change in unrealized appreciation (depreciation) on investments ....           17,614         (27,252)
                                                                                ------------- ---------------
Net decrease in net assets from operations ...............................           (3,194)        (10,676)
                                                                                ------------- ---------------

Distributions to shareholders
  From net investment income .............................................                -          (3,456)
  From net realized gains on investment transactions .....................                -         (18,948)
                                                                                ------------- ---------------
Total distributions to shareholders ......................................                -         (22,404)
                                                                                ------------- ---------------
Share transactions(1)
  Proceeds from the sale of shares .......................................          125,171         188,014
  Reinvestment of distributions ..........................................                -          22,404
  Cost of shares redeemed ................................................          (74,908)        (53,820)
                                                                                ------------- ---------------
Net increase in net assets from share transactions .......................           50,263         156,598
                                                                                ------------- ---------------

Net increase in net assets ...............................................           47,069         123,518

Net assets beginning of period ...........................................          319,454         195,936
                                                                                ------------- ---------------

Net assets end of period .................................................      $   366,523         319,454
                                                                                ============= ===============

Undistributed net investment income ......................................      $     1,750               -
                                                                                ============= ===============
     Share Transactions(1):

     Shares sold .........................................................            7,783           9,827
     Reinvestment of distributions .......................................                -           1,340
     Shares redeemed .....................................................           (4,621)         (2,868)
                                                                                 --------------  --------------
     Net increase ........................................................            3,162           8,299
                                                                                 ==============  ==============

     Purchases  and  sales  of   investment   securities
       (excluding  short-term securities):

     Purchases of securities .............................................      $   228,739       $ 315,325
     Proceeds from sales of securities ...................................          174,688         185,067

                     See notes to the financial statements.

JNL/PUTNAM VALUE EQUITY SERIES

Financial Highlights (Unaudited)

                                                                                                          Period from   Period from
                                                       Six months                                            April 1,      May 15,
                                                         ended                                                1996 to      1995* to
                                                        June 30,           Year ended December 31,         December 31,  March 31,
                                                          2000         1999         1998          1997         1996          1996
                                                        ------------ ------------ ------------  ------------ ------------  --------
Selected Per Share Data

Net asset value, beginning of period .................  $   16.78    $     18.24  $   16.82     $   14.50    $   12.77     $  10.00
                                                        ------------ ------------ ------------  ------------ ------------  --------


Income from operations:
  Net investment income ..............................       0.08           0.19       0.16          0.13         0.10         0.23
  Net realized and unrealized gains
   (losses)on investments ............................      (0.35)        (0.38)       1.94          3.03         1.97         2.86
                                                        ------------ ------------ ------------  ------------ ------------  --------
   Total income (loss) from operations ...............      (0.27)        (0.19)       2.10          3.16         2.07         3.09

Less distributions:
  From net investment income .........................        -           (0.20)      (0.16)        (0.13)       (0.15)       (0.17)
  From net realized gains on investment transactions .        -           (1.07)      (0.52)        (0.71)       (0.19)       (0.15)
                                                        ------------ ------------ ------------  ------------ ------------  --------
  Total distributions ................................        -           (1.27)      (0.68)        (0.84)       (0.34)       (0.32)
                                                        ------------ ------------ ------------  ------------ ------------  --------
  Net increase (decrease) ............................      (0.27)        (1.46)       1.42          2.32         1.73         2.77
                                                        ------------ ------------ ------------  ------------ ------------  --------

Net asset value, end of period .......................  $    16.51  $     16.78   $   18.24     $   16.82    $   14.50     $  12.77
                                                        =========== ============= ============  ============ ============  ========

Total Return (a) .....................................     (1.61)%      (1.04)%      12.48%        21.82%       16.25%       31.14%


Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ...........  $ 366,523     $ 319,454    $ 195,936    $ 108,565     $  17,761      3,365

  Ratio of expenses to average net assets (b) ........      0.97%        0.98%         1.01%         1.03%        0.85%       0.87%

  Ratio of net investment income to average net
    assets (b) .......................................      1.04%        1.19%         1.06%         1.43%        2.29%       2.33%
  Portfolio turnover .................................     53.66%       72.23%        77.80%       112.54%       13.71%      30.12%

Ratio information assuming no expense reimbursement:
  Ratio of expenses to average net assets (b) ........    n/a           n/a            1.01%         1.09%        1.53%       2.28%
  Ratio of net investment income to average net
    assets (b) .......................................    n/a           n/a            1.06%         1.37%        1.61%       0.91%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a)  Assumes  investment  at net asset  value at the  beginning  of the  period, reinvestment  of  all  distributions,  and a  complete  redemption  of  the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

                     See notes to the financial statements.

                         JNL/PUTNAM VALUE EQUITY SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000


                                         Shares      Market
                                         or          Value
                                         Principal   (000's)
                                         Amount
---------------------------------------------------------------

Common Stocks - 95.7%

Aerospace & Defense - 1.1%
   Boeing Co.                                56,200 $   2,350
   Honeywell International Inc.              28,390       956
   United Technologies Corp.                 13,595       800
                                                   ------------
                                                        4,106

Banks - 9.6%
   Bank of America Corp.                     92,211     3,965
   Bank One Corp.                           127,458     3,386
   Chase Manhattan Corp.                     36,450     1,679
   Comerica Inc.                             73,150     3,283
   First Union Corp.                         51,475     1,277
   Fleet Boston Financial Corp.             133,224     4,530
   J.P. Morgan & Co.                         24,235     2,669
   National City Corp.                      114,905     1,960
   Paine Webber Group Inc.                   48,500     2,207
   PNC Financial Services Group              83,926     3,934
   Wells Fargo & Co.                         84,875     3,289
     Zions Bancorporation                    67,300     3,088
                                                   ------------
                                                       35,267

Beverages - 3.7%
   Coca-Cola Co.                            109,800     6,307
   Coca-Cola Enterprises Inc.               104,500     1,705
   PepsiCo Inc.                             122,555     5,446
                                                   ------------
                                                       13,458

Chemicals - 1.3%
   Dow Chemical Co.                          52,935     1,598
   E.I. du Pont de Nemours & Co.             48,725     2,132
   Rohm and Haas Co.                         27,800       959
                                                   ------------
                                                        4,689

Commercial Services - 0.2%
   Service Corp. International              269,145       858

Computers - 6.7%
   Apple Computer Inc. (a)                   28,800     1,508
   Dell Computer Corp. (a)                   76,200     3,758
   Electronic Data Systems Corp.             92,320     3,808
   Gateway Inc. (a)                          41,800     2,372
   Hewlett-Packard Co.                       51,980     6,491
   International Business Machines           52,175     5,716
   Corp.
   NCR Corp. (a)                             21,590       841
                                                   ------------
                                                       24,494

Cosmetics & Personal Care - 0.8%
   Kimberly-Clark Corp.                      47,730     2,738

Diversified Financial Services - 4.0%
   American Express Co.                      72,900     3,800
   Associates First Capital Corp.            40,960       914
   Citigroup Inc.                            58,800     3,543



                                         Shares      Market
                                         or          Value
                                         Principal   (000's)
                                         Amount
---------------------------------------------------------------

   Fannie Mae                                65,750  $  3,431
   Merrill Lynch & Co. Inc.                  24,405     2,806
                                                   ------------
                                                       14,494

Electric - 4.5%
   Cinergy Corp.                            109,685     2,790
   Dominion Resources Inc.                   67,863     2,910
   Edison International                     112,430     2,305
   Entergy Corp.                            128,015     3,480
   NiSource Inc.                             59,300     1,104
   Reliant Energy Inc.                       83,400     2,466
   TXU Corp.                                 52,645     1,553
                                                   ------------
                                                       16,608

Electrical Components & Equipment -
          1.4%
   CP&L Energy Inc.                          56,900     1,817
   Emerson Electric Co.                      53,470     3,228
                                                   ------------
                                                        5,045

Electronics - 0.6%
   Linear Technology Corp.                   32,700     2,091

Food - 1.2%
   General Mills Inc.                        55,425     2,120
   Quaker Oats Co.                           30,045     2,257
                                                   ------------
                                                        4,377

Forest Products & Paper - 0.6%
   Boise Cascade Corp.                       37,190       962
   Weyerhaeuser Co.                          30,320     1,304
                                                   ------------
                                                        2,266

Hand & Machine Tools - 0.1%
   W.W. Grainger Inc.                        17,320       534

Healthcare - 3.2%
   Bausch & Lomb Inc.                        32,455     2,511
   Baxter International Inc.                 81,090     5,702
   Mallinckrodt Inc.                         83,270     3,617
                                                   ------------
                                                       11,830

Insurance - 5.0%
   American General Corp.                    39,455     2,407
   American International Group Inc.         69,500     8,166
   Cigna Corp.                               46,320     4,331
   Jefferson-Pilot Corp.                     21,405     1,208
   Lincoln National Corp.                    57,670     2,083
                                                   ------------
                                                       18,195

Leisure Time - 0.3%
   Hasbro Inc.                               61,999       934

Machinery - 0.7%
   Caterpillar Inc.                          22,500       762
   Rockwell International Corp.              51,865     1,634
                                                   ------------
                                                        2,396


                     See notes to the financial statements.

                         JNL/PUTNAM VALUE EQUITY SERIES

                                        Shares or    Market
                                        Principal    Value
                                          Amount    (000's)
---------------------------------------------------------------

Manufacturing - 5.4%
   Agilent Technologies Inc. (a)            19,825  $   1,462
   Corning Inc.                              6,900      1,862
   General Electric Co.                    201,700     10,690
   Tyco International Ltd.                 125,400      5,941
                                                   ------------
                                                       19,955

Media - 1.6%
    Adelphia Communications Corp-Class A     51,200     2,400
   Gannett Co. Inc.                          15,600       933
   Tribune Co.                               73,300     2,565
                                                   ------------
                                                        5,898

Metals & Mining - 0.4%
   Alcoa Inc.                                48,790     1,415

Office & Business Supplies - 1.1%
   Lexmark International Group Inc. (a)      59,900     4,028

Oil & Gas Producers - 8.7%
   BP Amoco Plc - ADR                        53,600     3,032
   Conoco Inc. - Class A                     83,050     1,827
   Conoco Inc. - Class B                    110,000     2,702
   El Paso Energy Corp.                      45,045     2,294
   Exxon Mobil Corp.                        128,929    10,121
   Halliburton Co.                           22,800     1,076
   Royal Dutch Petroleum Co. - NYS           97,475     6,001
   Schlumberger Ltd.                         11,920       890
   Tosco Corp.                               72,140     2,042
   Williams Cos. Inc.                        45,405     1,893
                                                   ------------
                                                       31,878

Packaging & Containers - 0.6%
   Avery Dennison Corp.                      11,300       759
   Owens-Illinois Inc. (a)                   55,765       652
   Smurfit-Stone Container Corp. (a)         51,825       667
                                                   ------------
                                                        2,078

Pharmaceuticals - 12.3%
   Abbott Laboratories                       77,170     3,439
   American Home Products Corp.              65,665     3,858
   Bristol-Myers Squibb Co.                 123,170     7,175
   Johnson & Johnson                         98,000     9,984
   Merck & Co. Inc.                          94,445     7,237
   Pharmacia Corp.                           94,806     4,900
   Pfizer Inc.                              104,775     5,029
   Schering-Plough Corp.                     46,200     2,333
   St. Jude Medical Inc. (a)                 21,000       963
                                                   ------------
                                                       44,918


                                        Shares or    Market
                                        Principal    Value
                                          Amount    (000's)
---------------------------------------------------------------

Retail - 2.4%
   CVS Corp.                                 90,500 $   3,620
   Federated Department Stores Inc. (a)      35,295     1,191
   Lowe's Cos. Inc.                          38,600     1,585
   Sears, Roebuck & Co.                      49,100     1,602
   Staples Inc. (a)                          47,800       735
                                                   ------------
                                                        8,733

Savings & Loans - 1.1%
   Charter One Financial Inc.               173,270     3,985

Semiconductors - 2.9%
   Intel Corp.                               69,500     9,291
   Motorola Inc.                             49,125     1,428
                                                   ------------
                                                       10,719

Software - 4.1%
   Automatic Data Processing Inc.            67,300     3,605
   BMC Software Inc. (a)                     47,600     1,737
   Computer Associates International         72,300     3,701
   Inc.
   Microsoft Corp. (a)                       58,000     4,640
   Parametric Technology Corp. (a)           35,400       389
   Seagate Technology Inc. (a)               18,615     1,024
                                                   ------------
                                                       15,096

Telecommunications - 9.7%
   Alltel Corp.                              55,835     3,458
   AT&T Wireless Group (a)                   63,700     1,776
   GTE Corp.                                 54,515     3,394
   Nortel Networks Corp.                     74,200     5,064
   SBC Communications Inc.                  251,343    10,871
   Sprint Corp. (FON Group)                  92,425     4,714
   Verizon Communications (a)               119,760     6,085
                                                   ------------
                                                       35,362

Transportation - 0.5%
   Burlington Northern Santa Fe Corp.        74,484     1,708
                                                   ------------

     Total Common Stocks
       (cost $345,905)                                350,153
                                                   ------------


Short Term Investments - 4.3%

Money Market Fund - 0.0%
   Dreyfus Cash Management Plus,
    6.51% (b)                                 1,731        2

                     See notes to the financial statements.

                         JNL/PUTNAM VALUE EQUITY SERIES
                 Schedule of Investments (Unaudited) (continued)

                                        Shares or    Market
                                        Principal    Value
                                          Amount    (000's)
---------------------------------------------------------------

Repurchase Agreement - 4.3%
  Repurchase  Agreement  with
   Salomon  Brothers,  6.50%,
   (Collateralized  by
   $12,270,000  U.S.  Treasury
   Bond,  8.875%,  due  08/15/2017,
   market  value $16,033,918),
   acquired on 06/30/2000,
   due 07/03/2000                       $15,722,000 $  15,722
                                                   ------------

     Total Short Term Investments
       (cost $15,724)                                  15,724
                                                   ------------

Total Investments - 100%
   (cost $361,629)                                  $ 365,877
                                                   ============


-------------------------------------------------------------------------------
(a)      Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.


Based on the cost of investments of $363,530 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $36,609, the gross unrealized depreciation was $34,262 and the net unrealized appreciation on investments was $2,347.

                     See notes to the financial statements.

JNL/S&P CONSERVATIVE GROWTH SERIES I
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $103,370) ...............    $  107,212
Receivables:
  Dividends and interest ..................             2
  Fund shares sold ........................           104
                                              --------------
TOTAL ASSETS ..............................       107,318
                                              --------------

LIABILITIES
Payables:
  Advisory fees ...........................            99
  Fund shares redeemed ....................             6
                                              --------------
TOTAL LIABILITIES .........................           105
                                              --------------

NET ASSETS ................................    $  107,213
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital ...........................    $   96,396
Undistributed net investment income .......         4,109
Accumulated net realized gain on
  investments .............................         2,866
Net unrealized appreciation on investments          3,842
                                              ==============
                                               $  107,213
                                              ==============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED .............         8,417
                                              ==============

NET ASSET VALUE PER SHARE .................    $    12.74
                                              ==============

Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Interest ................................    $      166
                                              --------------
TOTAL INVESTMENT INCOME ...................           166
                                              --------------

EXPENSES
  Advisory fees ...........................            88
                                              --------------
TOTAL EXPENSES ............................            88
                                              --------------
NET INVESTMENT INCOME .....................            78
                                              --------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain on investments ..........         2,211
Net change in unrealized depreciation
  on investments ..........................         (345)
                                              --------------
NET REALIZED AND UNREALIZED GAIN ..........         1,866
                                              --------------

NET INCREASE IN NET ASSETS FROM ...........    $    1,944
                                              ==============


                     See notes to the financial statements.

JNL/S&P CONSERVATIVE GROWTH SERIES I

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                  SIX MONTHS
                                                                                                     ENDED        YEAR ENDED
                                                                                                   JUNE 30,      DECEMBER 31,
                                                                                                     2000            1999
                                                                                                 --------------- ---------------

OPERATIONS
  Net investment income ...............................................................             $      78       $   4,031
  Net realized gain on investments ....................................................                 2,211             672
  Net change in unrealized appreciation (depreciation) on investments .................                  (345)          3,885
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ............................................                 1,944           8,588
                                                                                                 --------------- ---------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ..........................................................                     -            (367)
  From net realized gains on investment transactions ..................................                     -               -
                                                                                                 --------------- ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................................                     -            (367)
                                                                                                 --------------- ---------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares ....................................................                40,486          61,894
  Reinvestment of distributions .......................................................                     -             367
  Cost of shares redeemed .............................................................                (8,215)         (7,510)
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS ....................................                32,271          54,751
                                                                                                 --------------- ---------------

NET INCREASE IN NET ASSETS ............................................................                34,215          62,972

NET ASSETS BEGINNING OF PERIOD ........................................................                72,998          10,026
                                                                                                 --------------- ---------------

NET ASSETS END OF PERIOD ..............................................................             $ 107,213       $  72,998
                                                                                                 =============== ===============

UNDISTRIBUTED NET INVESTMENT INCOME ...................................................             $   4,109       $   4,031
                                                                                                 =============== ===============


   (1)SHARE TRANSACTIONs:

     Shares sold ......................................................................                 3,210           5,534
     Reinvestment of distributions ....................................................                     -              29
     Shares redeemed ..................................................................                  (654)           (660)
                                                                                                 --------------  --------------
     Net increase .....................................................................                 2,556           4,903
                                                                                                 ==============  ==============

   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities ..........................................................             $  48,544       $  63,215
     Proceeds from sales of securities ................................................                15,931           5,067

                     See notes to the financial statements.

JNL/S&P CONSERVATIVE GROWTH SERIES I

Financial Highlights (Unaudited)

                                                                                                                    PERIOD FROM
                                                                                  SIX MONTHS                          APRIL 9,
                                                                                    ENDED          YEAR ENDED         1998* TO
                                                                                   JUNE 30,       DECEMBER 31,      DECEMBER 31,
                                                                                     2000             1999              1998
                                                                               ----------------- ----------------- ----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD .......................................   $       12.45     $        10.47    $    10.00
                                                                               ----------------- ----------------- ----------------

INCOME FROM OPERATIONS:
  Net investment income ....................................................           (0.20)              0.37          0.38
  Net realized and unrealized gains on investments .........................            0.49               1.67          0.09
                                                                               ----------------- ----------------- ----------------
  Total income from operations .............................................            0.29               2.04          0.47
                                                                               ----------------- ----------------- ----------------

LESS DISTRIBUTIONS:
  From net investment income ...............................................               -              (0.06)            -
  From net realized gains on investment transactions .......................               -                  -             -
                                                                               ----------------- ----------------- ----------------
  Total distributions ......................................................               -              (0.06)            -
                                                                               ----------------- ----------------- ----------------
  Net increase .............................................................            0.29               1.98          0.47
                                                                               ----------------- ----------------- ----------------

NET ASSET VALUE, END OF PERIOD .............................................   $       12.74     $        12.45    $    10.47
                                                                               ================= ================= ================

TOTAL RETURN (A) ...........................................................           2.33%             19.52%         4.70%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .................................   $     107,213     $       72,998    $   10,026
  Ratio of expenses to average net assets (b) ..............................           0.20%              0.20%         0.20%
  Ratio of net investment income to average net assets (b) .................           0.18%             10.35%        14.15%
  Portfolio turnover .......................................................          17.95%             12.96%        36.08%


--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

                     See notes to the financial statements.

                  JNL/S&P CONSERVATIVE GROWTH SERIES I

                   Schedule of Investments (Unaudited)
                              June 30, 2000


                                                                  MARKET
                                                                  VALUE
                                                  SHARES         (000'S)
 ----------------------------------------------------------------------------

 INVESTMENT COMPANY SECURITIES - 100%

 JNL/Alger Growth Series ...................       445,272      $   10,664
 JNL/Eagle Core Equity Series ..............       560,804          10,734
 JNL/Janus Aggressive Growth Series ........       128,623           5,004
 JNL/Janus Balanced Series .................       107,729           1,075
 JNL/Janus Global Equities Series ..........       290,475          10,477
 JNL/Putnam Growth Series ..................       387,177          10,748
 JNL/Putnam Value Equity Series ............       847,374          13,990
 PPM America/JNL High Yield Bond Series ....       754,446           7,530
 PPM America/JNL Money Market Series .......    10,844,361          10,844
 Salomon Brothers/JNL Global Bond Series ...     1,353,182          14,168
 Salomon Brothers/JNL U.S. Government &
    Quality Bond Series ....................     1,018,738          10,941
 T. Rowe Price/ JNL Value Series ...........       107,432           1,037
                                                               --------------

 TOTAL INVESTMENTS - 100%
 (cost $103,370) ...........................                    $  107,212
                                                               ==============


-------------------------------------------------------------------------------

Based on the cost of investments of $103,402 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $5,742, the gross unrealized depreciation was $1,932 and the net unrealized appreciation on investments was $3,810.


                     See notes to the financial statements.

JNL/S&P MODERATE GROWTH SERIES I
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $169,737) ................  $   178,755
Receivables:
  Dividends and interest ...................            1
  Fund shares sold .........................          247
                                              --------------
TOTAL ASSETS ...............................      179,003
                                              --------------

LIABILITIES
Payables:
  Advisory fees ............................          158
   Fund shares redeemed ....................            7
                                              --------------
TOTAL LIABILITIES ..........................          165
                                              --------------

NET ASSETS .................................  $   178,838
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital ............................  $   159,033
Undistributed net investment income ........        6,275
Accumulated net realized gain on
  investments ..............................        4,512
Net unrealized appreciation on investments .        9,018
                                              --------------
                                              $   178,838
                                              ==============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED ..............       13,061
                                              ==============

NET ASSET VALUE PER SHARE ..................  $     13.69
                                              ==============


Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Interest .................................  $        79
                                              --------------

EXPENSES
  Advisory fees ............................          140
                                              --------------
TOTAL EXPENSES .............................          140
                                              --------------
NET INVESTMENT LOSS ........................          (61)
                                              --------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain on investments ...........        3,042
Net change in unrealized depreciation
  on investments ...........................         (395)
                                              --------------

NET REALIZED AND UNREALIZED GAIN ...........        2,647
                                              --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .  $     2,586
                                              ==============



                     See notes to the financial statements.

JNL/S&P MODERATE GROWTH SERIES I

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                  SIX MONTHS
                                                                                                     ENDED        YEAR ENDED
                                                                                                   JUNE 30,      DECEMBER 31,
                                                                                                     2000            1999
                                                                                                 --------------- ---------------

OPERATIONS
  Net investment income (loss) ..............................................................      $      (61)     $    6,336
  Net realized gain on investments ..........................................................           3,042           1,607
  Net change in unrealized appreciation (depreciation) on investments .......................            (395)          8,624
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..................................................           2,586          16,567
                                                                                                 --------------- ---------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ................................................................               -            (428)
  From net realized gains on investment transactions ........................................               -               -
                                                                                                 --------------- ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........................................................               -            (428)
                                                                                                 --------------- ---------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares ..........................................................          75,396          91,407
  Reinvestment of distributions .............................................................               -             428
  Cost of shares redeemed ...................................................................          (9,752)         (9,978)
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS ..........................................          65,644          81,857
                                                                                                 --------------- ---------------

NET INCREASE IN NET ASSETS ..................................................................          68,230          97,996

NET ASSETS BEGINNING OF PERIOD                                                                                         12,612
 ............................................................................................         110,608
                                                                                                 --------------- ---------------

NET ASSETS END OF PERIOD ....................................................................      $  178,838      $  110,608
                                                                                                 =============== ===============

UNDISTRIBUTED NET INVESTMENT INCOME .........................................................      $    6,275      $    6,336
                                                                                                 =============== ===============


 (1)SHARE TRANSACTIONs:

   Shares sold ..............................................................................           5,535           7,850
   Reinvestment of distributions ............................................................               -              32
   Shares redeemed ..........................................................................            (714)           (828)
                                                                                                 --------------- ---------------
   Net increase .............................................................................           4,821           7,054
                                                                                                 =============== ===============

 PURCHASES AND SALES OF INVESTMENT SECURITIES
   (EXCLUDING SHORT-TERM SECURITIES):

   Purchases of securities ..................................................................      $   93,902      $   96,909
   Proceeds from sales of securities ........................................................          28,105           9,443

                     See notes to the financial statements.

JNL/S&P MODERATE GROWTH SERIES I

Financial Highlights (Unaudited)

                                                                                                              PERIOD FROM
                                                                           SIX MONTHS                           APRIL 9,
                                                                              ENDED          YEAR ENDED        1998* TO
                                                                             JUNE 30,        DECEMBER 31,     DECEMBER 31,
                                                                               2000             1999              1998
                                                                         ----------------  ----------------  --------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD .................................   $     13.42       $     10.63       $     10.00
                                                                         ----------------  ----------------  --------------
INCOME FROM OPERATIONS:
   Net investment income .............................................          0.02              0.46              0.36
   Net realized and unrealized gain on investments ...................          0.25              2.38              0.27
                                                                         ----------------  ----------------  --------------
   Total income from operations ......................................          0.27              2.84              0.63
                                                                         ----------------  ----------------  --------------

LESS DISTRIBUTIONS:
   From net investment income ........................................             -             (0.05)                -
   From net realized gains on investment transactions ................             -                 -                 -
                                                                         ----------------  ----------------  --------------
   Total distributions ...............................................             -             (0.05)                -
                                                                         ----------------  ----------------  --------------
   Net increase ......................................................          0.27              2.79              0.63
                                                                         ----------------  ----------------  --------------

NET ASSET VALUE, END OF PERIOD .......................................   $     13.69       $     13.42       $     10.63
                                                                         ================  ================  ==============

TOTAL RETURN (A) .....................................................         2.01%            26.74%             6.30%

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ..........................   $   178,838       $   110,608       $    12,612
   Ratio of expenses to average net assets (b) .......................         0.20%             0.20%             0.20%
   Ratio of net investment income (loss) to average net assets (b) ...       (0.09)%            11.55%            13.74%
   Portfolio turnover ................................................        19.81%            17.15%            57.96%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

                     See notes to the financial statements.

                        JNL/S&P MODERATE GROWTH SERIES I
                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                                                   MARKET
                                                                   VALUE
                                                   SHARES         (000'S)
------------------------------------------------------------------------------

INVESTMENT COMPANY SECURITIES  - 100%

  JNL/Alger Growth Series .....................     747,315     $      17,898
  JNL/Eagle Core Equity Series ................     940,534            18,002
  JNL/Janus Aggressive Growth  Series .........     432,133            16,810
  JNL/Janus Balanced Series ...................     361,405             3,607
  JNL/Janus Global Equities Series ............     487,551            17,586
  JNL/Putnam Growth Series ....................     974,400            27,049
  JNL/Putnam Value Equity Series ..............   1,202,212            19,849
  PPM America/JNL High Yield Bond Series ......   1,265,205            12,627
  PPM America/JNL Money Market Series .........   9,090,239             9,090
  Salomon Brothers/JNL Global Bond Series .....   1,396,224            14,618
  Salomon Brothers/JNL U.S. Government
    & Quality Bond Series .....................     853,975             9,172
  T. Rowe Price/JNL Mid-Cap Growth Series .....     358,478             8,969
    T. Rowe Price/JNL Value Series ............     360,373             3,478
                                                                --------------

TOTAL INVESTMENTS - 100%
  (cost $169,737) .............................                 $     178,755
                                                                ==============

--------------------------------------------------------------------------------

Based on the cost of investments of $169,781for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $11,386, the gross unrealized depreciation was $2,412 and the net unrealized appreciaton on investments was $8,974.

                     See notes to the financial statements.

JNL/S&P AGGRESSIVE GROWTH SERIES I
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)

Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $73,958) ..................  $   76,697
Receivable:
  Fund shares sold ..........................         305
                                              --------------
TOTAL ASSETS ................................      77,002
                                              --------------

LIABILITIES
Payables:
  Advisory fees .............................          63
  Fund shares redeemed ......................           6
                                              --------------
TOTAL LIABILITIES ...........................          69
                                              --------------

NET ASSETS ..................................  $   76,933
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital .............................  $   68,646
Undistributed net investment income .........       2,391
Accumulated net realized gain on
  investments ...............................       3,157
Net unrealized appreciation on investments ..       2,739
                                              --------------
                                               $   76,933
                                              ==============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED ...............       5,180
                                              ==============

NET ASSET VALUE PER SHARE ...................  $    14.85
                                              ==============


Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends ................................. $         -
                                              --------------

EXPENSES
  Advisory fees .............................          57
                                              --------------
TOTAL EXPENSES ..............................          57
                                              --------------
NET INVESTMENT LOSS .........................         (57)
                                              --------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain on investments ............       2,456
Net change in unrealized depreciation
  on investments ............................      (1,988)
                                              --------------
NET REALIZED AND UNREALIZED GAIN ............         468
                                              --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..  $      411
                                              ==============

                     See notes to the financial statements.

JNL/S&P AGGRESSIVE GROWTH SERIES I

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                   SIX MONTHS
                                                                                                     ENDED         YEAR ENDED
                                                                                                    JUNE 30,      DECEMBER 31,
                                                                                                      2000            1999
                                                                                                 --------------- ---------------

OPERATIONS
  Net investment income (loss) ...............................................................    $       (57)    $     2,448
  Net realized gain on investments ...........................................................          2,456             821
  Net change in unrealized appreciation (depreciation) on investments ........................         (1,988)          4,324
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................................................            411           7,593
                                                                                                 --------------- ---------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income .................................................................              -            (109)
  From net realized gains on investment transactions .........................................              -               -
                                                                                                 --------------- ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................................................              -            (109)
                                                                                                 --------------- ---------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares ...........................................................         38,877          32,211
  Reinvestment of distributions ..............................................................              -             109
  Cost of shares redeemed ....................................................................         (3,684)         (2,900)
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS ...........................................         35,193          24,420
                                                                                                 --------------- ---------------

NET INCREASE IN NET ASSETS ...................................................................         35,604          36,904

NET ASSETS BEGINNING OF PERIOD ...............................................................         41,329           4,425
                                                                                                 --------------- ---------------

NET ASSETS END OF PERIOD .....................................................................    $    76,93      $    41,329
                                                                                                 =============== ===============

UNDISTRIBUTED NET INVESTMENT INCOME ..........................................................    $     2,391     $     2,448
                                                                                                 =============== ===============


   (1)SHARE TRANSACTIONs:

     Shares sold .............................................................................          2,615           2,625
     Reinvestment of distributions ...........................................................              -               7
     Shares redeemed .........................................................................           (248)           (226)
                                                                                                 --------------- ---------------
     Net increase ............................................................................          2,367           2,406
                                                                                                 =============== ===============

   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities .................................................................    $    51,523     $    36,638
     Proceeds from sales of securities .......................................................         16,595           4,909


                     See notes to the financial statements.

JNL/S&P AGGRESSIVE GROWTH SERIES I

Financial Highlights (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                 SIX MONTHS                           APRIL 8,
                                                                                    ENDED          YEAR ENDED         1998* TO
                                                                                  JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                                    2000              1999              2000
                                                                              ------------------ ----------------- -----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD .....................................    $       14.69      $       10.88     $       10.00
                                                                              ------------------ ----------------- -----------------

INCOME FROM OPERATIONS:
  Net investment income (loss) ...........................................            (0.18)              0.64              0.27
  Net realized and unrealized gains on investments .......................             0.34               3.21              0.61
                                                                              ------------------ ----------------- -----------------
  Total income from operations ...........................................             0.16               3.85              0.88
                                                                              ------------------ ----------------- -----------------

LESS DISTRIBUTIONS:
  From net investment income .............................................                -              (0.04)                -
  From net realized gains on investment transactions .....................                -                  -                 -
                                                                              ------------------ ----------------- -----------------
  Total distributions ....................................................                -              (0.04)                -
                                                                              ------------------ ----------------- -----------------
  Net increase ...........................................................             0.16               3.81              0.88
                                                                              ------------------ ----------------- -----------------

NET ASSET VALUE, END OF PERIOD ...........................................    $       14.85      $       14.69     $       10.88
                                                                              ================== ================= =================

TOTAL RETURN (A) .........................................................            1.09%             35.38%             8.80%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...............................    $      76,933      $      41,329     $       4,425
  Ratio of expenses to average net assets (b) ............................            0.20%              0.20%             0.20%
  Ratio of net investment income to average net assets (b) ...............          (0.20)%             13.46%             7.34%
  Portfolio turnover .....................................................           28.87%             26.50%           126.18%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

                     See notes to the financial statements.

                       JNL/S&P AGGRESSIVE GROWTH SERIES I

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                                                    MARKET
                                                                    VALUE
                                                    SHARES         (000'S)
-------------------------------------------------------------------------------

INVESTMENT COMPANY SECURITIES  - 100%

  JNL/Alger Growth Series ..........................   322,133   $       7,715
  JNL/Alliance Growth Series .......................   227,142           3,859
  JNL/Eagle Core Equity Series .....................   405,134           7,754
  JNL/Janus Aggressive Growth Series ...............   279,556          10,875
  JNL/Janus Balanced Series ........................   233,542           2,331
  JNL/Janus Capital Growth Series ..................    92,822           3,988
  JNL/Janus Global Equities Series .................   210,174           7,581
  JNL/Putnam Growth Series .........................   419,885          11,656
  JNL/Putnam Value Equity Series ...................   423,437           6,991
  PPM America/JNL High Yield Bond Series ...........   233,561           2,331
  Salomon Brothers/JNL Global Bond Series ..........   526,133           5,509
  T. Rowe Price/JNL Mid-Cap Growth Series ..........   154,376           3,862
  T. Rowe Price/JNL Value Series ...................   232,689           2,245
                                                                 --------------

TOTAL INVESTMENTS - 100%
  (cost $73,958) ...................................             $      76,697
                                                                 ==============


--------------------------------------------------------------------------------

Based on the cost of investments of $73,976 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $4,415, the gross unrealized depreciation was $1,694 and the net unrealized appreciation on investments was $2,721.



                     See notes to the financial statements.

JNL/S&P VERY AGGRESSIVE GROWTH SERIES I
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)

Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $46,825) ..................  $   47,282
Receivables:
   Fund shares sold .........................          35
                                              --------------
TOTAL ASSETS ................................      47,317
                                              --------------

LIABILITIES
Payables:
  Advisory fees .............................          38
  Fund shares redeemed ......................          16
                                              --------------
TOTAL LIABILITIES ...........................          54
                                              --------------

NET ASSETS ..................................  $   47,263
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital .............................  $   41,987
Undistributed net investment income .........       1,493
Accumulated net realized gain on
  investments ...............................       3,326
Net unrealized appreciation on investments ..         457
                                              --------------
                                               $   47,263
                                              ==============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED ...............       2,820
                                              ==============

NET ASSET VALUE PER SHARE ...................  $    16.76
                                              ==============



Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends .................................  $        -
                                              --------------

EXPENSES
  Advisory fees .............................          35
                                              --------------
TOTAL EXPENSES ..............................          35
                                              --------------
NET INVESTMENT LOSS .........................         (35)
                                              --------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain on investments ............       2,132
Net change in unrealized appreciation
  on investments ............................      (2,146)
                                              --------------
NET REALIZED AND UNREALIZED LOSS ............         (14)
                                              --------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ..  $      (49)
                                              ==============


                     See notes to the financial statements.

JNL/S&P VERY AGGRESSIVE GROWTH SERIES I

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                  SIX MONTHS
                                                                                                     ENDED        YEAR ENDED
                                                                                                   JUNE 30,      DECEMBER 31,
                                                                                                     2000            1999
                                                                                                 --------------- ---------------

OPERATIONS
  Net investment income (loss) ...............................................................    $       (35)    $     1,528
  Net realized gain on investments ...........................................................          2,132           1,194
  Net change in unrealized appreciation (depreciaiton) on investments ........................         (2,146)          2,372
                                                                                                 --------------- ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ........................................            (49)          5,094
                                                                                                 --------------- ---------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income .................................................................              -             (52)
  From net realized gains on investment transactions .........................................              -             (15)
                                                                                                 --------------- ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................................................              -             (67)
                                                                                                 --------------- ---------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares ...........................................................         26,371          29,471
  Reinvestment of distributions ..............................................................              -              67
  Cost of shares redeemed ....................................................................         (2,647)        (13,418)
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS ...........................................         23,724          16,120
                                                                                                 --------------- ---------------

NET INCREASE IN NET ASSETS ...................................................................         23,675          21,147

NET ASSETS BEGINNING OF PERIOD ...............................................................         23,588           2,441
                                                                                                 --------------- ---------------

NET ASSETS END OF PERIOD .....................................................................    $    47,263     $    23,588
                                                                                                 =============== ===============

UNDISTRIBUTED NET INVESTMENT INCOME ..........................................................    $     1,493     $     1,528
                                                                                                 =============== ===============


(1)SHARE TRANSACTIONS:

  Shares sold ................................................................................          1,557           2,214
  Reinvestment of distributions ..............................................................              -               4
  Shares redeemed ............................................................................           (157)         (1,016)
                                                                                                 --------------- ---------------
  Net increase ...............................................................................          1,400           1,202
                                                                                                 =============== ===============

PURCHASES AND SALES OF INVESTMENT SECURITIES
  (EXCLUDING SHORT-TERM SECURITIES):

  Purchases of securities ....................................................................    $    35,704     $    30,689
  Proceeds from sales of securities ..........................................................         12,021          13,083

                     See notes to the financial statements.

JNL/S&P VERY AGGRESSIVE GROWTH SERIES I

Financial Highlights (Unaudited)

                                                                                                                 PERIOD FROM
                                                                               SIX MONTHS                         APRIL 1,
                                                                                 ENDED           YEAR ENDED       1998* TO
                                                                                JUNE 30,        DECEMBER 31,    DECEMBER 31,
                                                                                  2000              1999            1998
                                                                           ------------------ ----------------- ---------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                         $       16.61      $     11.19       $   10.00
                                                                           ------------------ ----------------- ---------------

INCOME FROM OPERATIONS:
  Net investment income (loss)                                                       (0.35)            0.88            0.24
  Net realized and unrealized gains on investments ...................                0.50             4.59            0.95
                                                                           ------------------ ----------------- ---------------
  Total income from operations .......................................                0.15             5.47            1.19
                                                                           ------------------ ----------------- ---------------

LESS DISTRIBUTIONS:
  From net investment income .........................................                   -            (0.04)              -
  From net realized gains on investment transactions .................                   -            (0.01)              -
                                                                           ------------------ ----------------- ---------------
  Total distributions ................................................                   -            (0.05)              -
                                                                           ------------------ ----------------- ---------------
  Net increase .......................................................                0.15             5.42            1.19
                                                                           ------------------ ----------------- ---------------

NET ASSET VALUE, END OF PERIOD .......................................       $       16.76      $    16.61        $   11.19
                                                                           ================== ================= ===============

TOTAL RETURN (A) .....................................................               1.09%           48.86%          11.90%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...........................       $      47,263      $    23,588       $   2,441
  Ratio of expenses to average net assets (b) ........................               0.20%            0.20%           0.20%
  Ratio of net investment income to average net assets (b) ...........             (0.20)%           16.71%           5.73%
  Portfolio turnover .................................................              34.30%          141.89%         121.03%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.


                     See notes to the financial statements.

                     JNL/S&P VERY AGGRESSIVE GROWTH SERIES I

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                                                    MARKET
                                                                    VALUE
                                                    SHARES         (000'S)
-------------------------------------------------------------------------------

INVESTMENT COMPANY SECURITIES  - 100%

  JNL/Alger Growth Series ..........................   398,382    $    9,541
  JNL/Eagle SmallCap Equity Series .................   143,009         2,498
  JNL/Alliance Growth Series .......................   280,928         4,773
  JNL/Janus Capital Growth Series ..................   114,850         4,934
  JNL/Janus Aggressive Growth Series ...............   288,050        11,205
  JNL/Janus Global Equities Series .................   129,978         4,688
  JNL/Putnam Growth Series .........................   173,114         4,806
  JNL/Putnam Midcap Growth Series ..................   241,179         2,448
  T. Rowe Price/JNL Mid-Cap Growth Series ..........    95,478         2,389
                                                                 --------------

TOTAL INVESTMENTS - 100%
  (cost $46,825) ...................................              $   47,282
                                                                 ==============


--------------------------------------------------------------------------------

Based on the cost of investments of $46,906 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $1,993, the gross unrealized depreciation was $1,617 and the net unrealized appreciation on investments was $376.

                     See notes to the financial statements.

JNL/S&P EQUITY GROWTH SERIES I
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $104,242) ................   $  108,276
Receivable:
  Fund shares sold .........................          320
                                              --------------
TOTAL ASSETS ...............................      108,596
                                              --------------

LIABILITIES
Payables:
  Advisory fees ............................           93
  Fund shares redeemed .....................           10
                                              --------------
TOTAL LIABILITIES ..........................          103
                                              --------------

NET ASSETS .................................   $  108,493
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital ............................   $   95,136
Undistributed net investment income ........        3,444
Accumulated net realized gain on
  investments ..............................        5,879
Net unrealized appreciation on investments .        4,034
                                              --------------
                                               $  108,493
                                              ==============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED ..............        7,068
                                              ==============

NET ASSET VALUE PER SHARE ..................   $    15.35
                                              ==============


Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends ................................   $        -
                                              --------------

EXPENSES
  Advisory fees ............................           84
                                              --------------
TOTAL EXPENSES .............................           84
                                              --------------
NET INVESTMENT LOSS ........................          (84)
                                              --------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain on investments ...........        4,538
Net change in unrealized depreciation
  on investments ...........................       (4,310)
                                              --------------
NET REALIZED AND UNREALIZED GAIN ...........          228
                                              --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .   $      144
                                              ==============


                     See notes to the financial statements.

JNL/S&P EQUITY GROWTH SERIES I

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                  SIX MONTHS
                                                                                                     ENDED        YEAR ENDED
                                                                                                   JUNE 30,      DECEMBER 31,
                                                                                                     2000            1999
                                                                                                 --------------- ---------------

OPERATIONS
  Net investment income (loss) ..............................................................      $     (84)      $    3,528
  Net realized gain on investments                                                                      4,538           1,400
  Net change in unrealized appreciation (depreciation) on investments .......................          (4,310)          7,866
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..................................................             144          12,794
                                                                                                 --------------- ---------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ................................................................               -             (98)
  From net realized gains on investment transactions ........................................               -               -
                                                                                                 --------------- ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........................................................               -             (98)
                                                                                                 --------------- ---------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares ..........................................................          52,676          50,984
  Reinvestment of distributions .............................................................               -              98
  Cost of shares redeemed ...................................................................          (5,206)         (7,934)
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS ..........................................          47,470          43,148
                                                                                                 --------------- ---------------

NET INCREASE IN NET ASSETS ..................................................................          47,614          55,844

NET ASSETS BEGINNING OF PERIOD ..............................................................          60,879           5,035
                                                                                                 --------------- ---------------

NET ASSETS END OF PERIOD ....................................................................      $  108,493      $   60,879
                                                                                                 =============== ===============

UNDISTRIBUTED NET INVESTMENT INCOME .........................................................      $    3,444      $    3,528
                                                                                                 =============== ===============


(1)SHARE TRANSACTIONS:

  Shares sold ...............................................................................           3,410           4,163
  Reinvestment of distributions .............................................................               -               6
  Shares redeemed ...........................................................................            (344)           (640)
                                                                                                 --------------- ---------------
  Net increase ..............................................................................           3,066           3,529
                                                                                                 =============== ===============

PURCHASES AND SALES OF INVESTMENT SECURITIES
  (EXCLUDING SHORT-TERM SECURITIES):

  Purchases of securities ...................................................................      $   76,779      $   55,329
  Proceeds from sales of securities .........................................................          29,468           8,894

                     See notes to the financial statements.

JNL/S&P EQUITY GROWTH SERIES I

Financial Highlights (Unaudited)

                                                                                                                 PERIOD FROM
                                                                                 SIX MONTHS                        APRIL 13,
                                                                                   ENDED          YEAR ENDED       1998* TO
                                                                                  JUNE 30,       DECEMBER 31,    DECEMBER 31,
                                                                                    2000             1999            1998
                                                                              ------------------ --------------- ---------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD .....................................     $        15.21     $    10.64      $     10.00
                                                                              ------------------ --------------- ---------------

INCOME FROM OPERATIONS:
  Net investment income (loss) ...........................................              (0.39)          0.70             0.21
  Net realized and unrealized gains on investments .......................               0.53           3.89             0.43
                                                                              ------------------ --------------- ---------------
 Total income from operations ............................................               0.14           4.59             0.64
                                                                              ------------------ --------------- ---------------

LESS DISTRIBUTIONS:
  From net investment income .............................................                  -          (0.02)               -
  From net realized gains on investment transactions .....................                  -              -                -
                                                                              ------------------ --------------- ---------------
  Total distributions ....................................................                  -          (0.02)               -
                                                                              ------------------ --------------- ---------------
  Net increase ...........................................................               0.14           4.57             0.64
                                                                              ------------------ --------------- ---------------

NET ASSET VALUE, END OF PERIOD ...........................................     $        15.35     $    15.21      $     10.64
                                                                              ================== =============== ===============

TOTAL RETURN (A) .........................................................              0.92%         43.19%            6.40%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...............................     $      108,493     $   60,879      $     5,035
  Ratio of expenses to average net assets (b) ............................              0.20%          0.20%            0.20%
  Ratio of net investment income to average net assets (b) ...............            (0.20)%         14.02%            6.93%
  Portfolio turnover .....................................................             34.92%         34.62%           72.69%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

                     See notes to the financial statements.

                         JNL/S&P EQUITY GROWTH SERIES I

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                                                      MARKET
                                                                      VALUE
                                                       SHARES        (000'S)
       -------------------------------------------------------------------------

       INVESTMENT COMPANY SECURITIES  - 100%

         JNL/Alger Growth Series ......................   683,954  $    16,381
         JNL/Alliance Growth Series ...................   643,601       10,935
         JNL/Eagle Core Equity Series .................   287,039        5,494
         JNL/Janus Capital Growth Series ..............   131,311        5,641
         JNL/Janus Aggressive Growth Series ...........   527,135       20,506
         JNL/Janus Global Equities Series .............   297,365       10,726
         JNL/Putnam Growth Series .....................   792,776       22,007
         JNL/Putnam Midcap Growth Series ..............   552,067        5,604
         JNL/Putnam Value Equity Series ...............   333,690        5,509
         T. Rowe Price/JNL Mid-Cap Growth Series ......   218,758        5,473
                                                                   -------------

       TOTAL INVESTMENTS - 100%
         (cost $104,242) ..............................            $   108,276
                                                                   =============

--------------------------------------------------------------------------------

Based on the cost of investments of $104,254 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $6,338, the gross unrealized depreciation was $2,316 and the net unrealized appreciation on investments was $4,022.

                     See notes to the financial statements.

JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES I
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $31,482) ................    $   32,866
Receivables:
    Fund shares sold ......................             8
                                              --------------
TOTAL ASSETS                                       32,874

LIABILITIES
Payables:
  Advisory fees ...........................            28
  Fund shares redeemed ....................             1
                                              --------------
TOTAL LIABILITIES .........................            29
                                              --------------

NET ASSETS ................................    $   32,845
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital ...........................    $   28,098
Undistributed net investment income .......         1,109
Accumulated net realized gain on
  investments .............................         2,254
Net unrealized appreciation on investments          1,384
                                              ==============
                                               $   32,845
                                              ==============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED .............         2,086
                                              ==============

NET ASSET VALUE PER SHARE .................    $    15.75
                                              ==============


Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends ...............................    $        -
                                              --------------

EXPENSES
  Advisory fees ...........................            25
                                              --------------
TOTAL EXPENSES ............................            25
                                              --------------
NET INVESTMENT LOSS .......................           (25)
                                              --------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain on investments ..........         1,585
Net change in unrealized depreciation
  on investments ..........................        (1,440)
                                              --------------
NET REALIZED AND UNREALIZED GAIN ..........           145
                                              --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS     $      120
                                              ==============


                     See notes to the financial statements.

JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES I

Statements of Changes in Net Assets (Unauditd)
(in thousands)

                                                                                                  SIX MONTHS
                                                                                                     ENDED        YEAR ENDED
                                                                                                   JUNE 30,      DECEMBER 31,
                                                                                                     2000            1999
                                                                                                 --------------- ---------------

OPERATIONS
  Net investment income (loss) .............................................................      $       (25)    $     1,134
  Net realized gain on investments .........................................................            1,585             708
  Net change in unrealized appreciation on investments .....................................           (1,440)          2,499
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .................................................              120           4,341
                                                                                                 --------------- ---------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ...............................................................                -             (64)
  From net realized gains on investment transactions .......................................                -               -
                                                                                                 --------------- ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................................                -             (64)
                                                                                                 --------------- ---------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares .........................................................           16,441          14,331
  Reinvestment of distributions ............................................................                -              64
  Cost of shares redeemed ..................................................................           (2,396)         (3,230)
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .........................................           14,045          11,165
                                                                                                 --------------- ---------------

NET INCREASE IN NET ASSETS .................................................................           14,165          15,442

NET ASSETS BEGINNING OF PERIOD .............................................................           18,680           3,238
                                                                                                 --------------- ---------------

NET ASSETS END OF PERIOD ...................................................................      $    32,845     $    18,680
                                                                                                 =============== ===============

UNDISTRIBUTED NET INVESTMENT INCOME ........................................................      $     1,109     $     1,134
                                                                                                 =============== ===============


   (1)SHARE TRANSACTIONs:

     Shares sold ...........................................................................            1,037           1,152
     Reinvestment of distributions .........................................................                -               4
     Shares redeemed .......................................................................             (151)           (257)
                                                                                                 --------------- ---------------
     Net increase ..........................................................................              886             899
                                                                                                 =============== ===============

   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities ...............................................................      $    22,090     $    15,783
     Proceeds from sales of securities .....................................................            8,074           3,523

                     See notes to the financial statements.

JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES I

Financial Highlights (Unaudited)

                                                                                                                  PERIOD FROM
                                                                               SIX MONTHS                          APRIL 15,
                                                                                  ENDED          YEAR ENDED         1998* TO
                                                                                JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                                  2000              1999              1998
                                                                             ---------------- ----------------- -----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ....................................     $     15.56      $        10.75    $       10.00
                                                                             ---------------- ----------------- -----------------

INCOME FROM OPERATIONS:
  Net investment income (loss) ..........................................           (0.26)               0.79             0.21
  Net realized and unrealized gains on investments ......................            0.45                4.07             0.54
                                                                             ---------------- ----------------- -----------------
  Total income from operations ..........................................            0.19                4.86             0.75
                                                                             ---------------- ----------------- -----------------

LESS DISTRIBUTIONS:
  From net investment income ............................................               -               (0.05)               -
  From net realized gains on investment transactions ....................               -                   -                -
                                                                             ---------------- ----------------- -----------------
  Total distributions ...................................................               -               (0.05)               -
                                                                             ---------------- ----------------- -----------------
  Net increase ..........................................................            0.19                4.81             0.75
                                                                             ---------------- ----------------- -----------------

NET ASSET VALUE, END OF PERIOD ..........................................     $     15.75      $        15.56    $       10.75
                                                                             ================ ================= =================

TOTAL RETURN (A) ........................................................           1.22%              45.25%            7.50%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..............................     $    32,845      $       18,680    $       3,238
  Ratio of expenses to average net assets (b) ...........................           0.20%               0.20%            0.20%
  Ratio of net investment income to average net assets (b) ..............         (0.20)%              13.54%            7.01%
  Portfolio turnover ....................................................          32.18%              41.60%           67.88%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

                     See notes to the financial statements.

                    JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES I

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                                SHARES OR         MARKET
                                                PRINCIPAL         VALUE
                                                  AMOUNT         (000'S)
-----------------------------------------------------------------------------

INVESTMENT COMPANY SECURITIES - 100%

  JNL/Alger Growth Series ......................     207,919    $    4,980
    JNL/Alliance Growth Series .................     195,580         3,323
  JNL/Eagle Core Equity Series .................      87,216         1,669
  JNL/Eagle SmallCap Equity Series .............      99,492         1,738
  JNL/Janus Aggressive Growth Series ...........     200,431         7,797
  JNL/Janus Capital Growth Series ..............      39,939         1,716
  JNL/Janus Global Equities Series .............      90,397         3,261
  JNL/Putnam Growth Series .....................     180,710         5,016
  JNL/Putnam Midcap Growth Series ..............     167,778         1,703
  T. Rowe Price/JNL Mid-Cap Growth Series ......      66,465         1,663
                                                               --------------

TOTAL INVESTMENTS - 100%
  (cost $31,482) ...............................                $   32,866
                                                               ==============


--------------------------------------------------------------------------------

Based on the cost of investments of $31,485 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $2,140, the gross unrealized depreciation was $759 and the net unrealized appreciation on investments was $1,381.

                     See notes to the financial statements.

JNL/S&P CONSERVATIVE GROWTH SERIES II
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $7,938) ..................  $        8,196
Receivable:
  Funds shares sold ........................               2
                                              --------------
TOTAL ASSETS ...............................           8,198
                                              --------------

LIABILITIES
Payable:
  Advisory fees ............................               8
                                              --------------
TOTAL LIABILITIES ..........................               8
                                              --------------

NET ASSETS .................................  $        8,190
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital ............................  $        8,070
Undistributed net investment income ........             253
Accumulated net realized loss on
 investments ...............................            (391)
Net unrealized appreciation on investments               258
                                              --------------
                                              $        8,190
                                              ==============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED ..............             741
                                              ==============

NET ASSET VALUE PER SHARE ..................  $        11.05
                                              ==============

Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends ................................  $            -
                                              --------------

EXPENSES
  Advisory fees ............................               7
                                              --------------
TOTAL EXPENSES .............................               7
                                              --------------
NET INVESTMENT LOSS ........................              (7)
                                              --------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain on investments ...........             119
Net change in unrealized depreciation
  on investments ...........................             (85)
                                              --------------
NET REALIZED AND UNREALIZED GAIN ...........              34
                                              --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .  $           27
                                              ==============



                     See notes to the financial statements.

JNL/S&P CONSERVATIVE GROWTH SERIES II

Statements of Changes in Net Assets (Unaudited)
(in thousands)


                                                                                                     SIX MONTHS
                                                                                                        ENDED        YEAR ENDED
                                                                                                      JUNE 30,      DECEMBER 31,
                                                                                                        2000            1999
                                                                                                    --------------- ---------------

 OPERATIONS
   Net investment income (loss) ...............................................................     $        (7)    $       260
   Net realized gain on investments ...........................................................             119             184
   Net change in unrealized appreciation (depreciation) on investments ........................             (85)            278
                                                                                                    --------------- ---------------
 NET INCREASE IN NET ASSETS FROM OPERATIONS ...................................................              27             722
                                                                                                    --------------- ---------------

 DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income .................................................................               -             (41)
   From net realized gains on investment transactions .........................................               -               -
                                                                                                    --------------- ---------------
 TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................................................               -             (41)
                                                                                                    --------------- ---------------

 SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares ...........................................................           2,513           5,743
   Reinvestment of distributions ..............................................................               -              41
   Cost of shares redeemed ....................................................................            (863)         (1,653)
                                                                                                    --------------- ---------------
 NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS ...........................................           1,650           4,131
                                                                                                    --------------- ---------------

 NET INCREASE IN NET ASSETS ...................................................................           1,677           4,812

 NET ASSETS BEGINNING OF PERIOD ...............................................................           6,513           1,701
                                                                                                    --------------- ---------------

 NET ASSETS END OF PERIOD .....................................................................     $     8,190     $     6,513
                                                                                                    =============== ===============

 UNDISTRIBUTED NET INVESTMENT INCOME ..........................................................     $       253     $       260
                                                                                                    =============== ===============


   (1)SHARE TRANSACTIONs:

     Shares sold ..............................................................................             228             573
     Reinvestment of distributions ............................................................               -               4
     Shares redeemed ..........................................................................             (78)           (164)
                                                                                                    --------------- ---------------
     Net increase .............................................................................             150             413
                                                                                                    =============== ===============

   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities ..................................................................     $     2,914     $     6,546
     Proceeds from sales of securities ........................................................           1,265           2,196


                     See notes to the financial statements.

JNL/S&P CONSERVATIVE GROWTH SERIES II

Financial Highlights (Unaudited)

                                                                                                                  PERIOD FROM
                                                                                 SIX MONTHS                        APRIL 13,
                                                                                    ENDED          YEAR ENDED       1998* TO
                                                                                  JUNE 30,        DECEMBER 31,    DECEMBER 31,
                                                                                    2000              1999            1998
                                                                               -----------------  --------------  --------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ...................................       $          11.01   $        9.54   $       10.00
                                                                               -----------------  --------------  --------------

INCOME FROM OPERATIONS:
  Net investment income (loss) .........................................                  (0.10)           0.28            0.23
  Net realized and unrealized gain (loss) on investments ...............                   0.14            1.26           (0.69)
                                                                               -----------------  --------------  --------------
  Total income (loss) from operations ..................................                   0.04            1.54           (0.46)
                                                                               -----------------  --------------  --------------

LESS DISTRIBUTIONS:
  From net investment income ...........................................                      -           (0.07)              -
  From net realized gains on investment transactions ...................                      -               -               -
                                                                               -----------------  --------------  --------------
  Total distributions ..................................................                      -           (0.07)              -
                                                                               -----------------  --------------  --------------
  Net increase (decrease) ..............................................                   0.04            1.47           (0.46)
                                                                               -----------------  --------------  --------------

NET ASSET VALUE, END OF PERIOD .........................................       $          11.05   $      11.01    $        9.54
                                                                               =================  ==============  ==============

TOTAL RETURN (A) .......................................................                  0.36%          16.14%         (4.60)%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .............................       $          8,190   $       6,513   $       1,710
  Ratio of expenses to average net assets (b) ..........................                  0.20%           0.20%           0.20%
  Ratio of net investment income to average net assets (b) .............                (0.20)%           6.57%           2.29%
  Portfolio turnover ...................................................                 18.04%          55.32%         369.99%


--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

                     See notes to the financial statements

                      JNL/S&P CONSERVATIVE GROWTH SERIES II

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                                                MARKET
                                                                VALUE
                                                SHARES         (000'S)
---------------------------------------------------------------------------

INVESTMENT COMPANY SECURITIES - 100%

  JNL/Alliance Growth Series ...................    72,265   $       1,228
  JNL/Janus Aggressive Growth Series ...........    19,722             767
  JNL/Janus Global Equities Series .............    22,278             804
  JNL/Janus Growth & Income Series .............    45,641             420
  JNL/PIMCO Total Return Bond Series ...........    83,976             841
  JNL/Putnam Growth Series .....................    29,666             823
  JNL/Putnam Value Equity Series ...............    49,960             825
  Salomon Brothers/JNL Balanced Series .........    79,414             829
  Salomon Brothers/JNL Global Bond Series ......    79,744             835
  Salomon Brothers/JNL High Yield Bond Series ..    97,961             824
                                                             --------------

TOTAL INVESTMENTS - 100%
  (cost $7,938) ................................             $       8,196
                                                             ==============


--------------------------------------------------------------------------------

Based on the cost of investments of $7,965 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $469, the gross unrealized depreciation was $238 and the net unrealized appreciation on investments was $231.



                     See notes to the financial statements.

JNL/S&P MODERATE GROWTH SERIES II
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)

Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $13,875) .................  $       14,690
Receivable:
  Fund shares sold .........................              83
                                              --------------
TOTAL ASSETS                                          14,773
                                              --------------

LIABILITIES
Payables:
  Advisory fees ............................              14
   Fund shares redeemed ....................               1
                                              --------------
TOTAL LIABILITIES ..........................              15
                                              --------------

NET ASSETS .................................  $       14,758
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital ............................  $       13,035
Undistributed net investment income                      372
Accumulated net realized gain on
  investments ..............................             536
Net unrealized appreciation on investments .             815
                                              ==============
                                              $       14,758
                                              ==============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED ..............           1,173
                                              ==============

NET ASSET VALUE PER SHARE ..................  $        12.58
                                              ==============

Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends ................................  $            -
                                              --------------

EXPENSES
  Advisory fees ............................              13
                                              --------------
TOTAL EXPENSES .............................              13
                                              --------------
NET INVESTMENT LOSS ........................             (13)
                                              --------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain on investments ...........             260
Net change in unrealized depreciation
  on investments ...........................            (158)
                                              --------------
NET REALIZED AND UNREALIZED GAIN ...........             102
                                              --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .  $           89
                                              ==============

                     See notes to the financial statements.

JNL/S&P MODERATE GROWTH SERIES II

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                  SIX MONTHS
                                                                                                     ENDED        YEAR ENDED
                                                                                                   JUNE 30,      DECEMBER 31,
                                                                                                     2000            1999
                                                                                                 --------------- ---------------

OPERATIONS
  Net investment income (loss) ..............................................................    $         (13)  $         385
  Net realized gain on investments ..........................................................              260             290
  Net change in unrealized appreciation (depreciation) on investments .......................             (158)            812
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..................................................               89           1,487
                                                                                                 --------------- ---------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ................................................................                -             (47)
  From net realized gains on investment transactions ........................................                -               -
                                                                                                 --------------- ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........................................................                -             (47)
                                                                                                 --------------- ---------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares ..........................................................            5,287           7,717
  Reinvestment of distributions .............................................................                -              47
  Cost of shares redeemed ...................................................................           (1,068)         (1,610)
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS ..........................................            4,219           6,154
                                                                                                 --------------- ---------------

NET INCREASE IN NET ASSETS ..................................................................            4,308           7,594

NET ASSETS BEGINNING OF PERIOD ..............................................................           10,450           2,856
                                                                                                 --------------- ---------------

NET ASSETS END OF PERIOD ....................................................................    $      14,758   $      10,450
                                                                                                 =============== ===============

UNDISTRIBUTED NET INVESTMENT INCOME .........................................................    $         372   $         385
                                                                                                 =============== ===============


 (1)SHARE TRANSACTIONs:

   Shares sold ..............................................................................              421             699
   Reinvestment of distributions ............................................................                -               4
   Shares redeemed ..........................................................................              (85)           (145)
                                                                                                 --------------- ---------------
   Net increase .............................................................................              336             558
                                                                                                 =============== ===============

 PURCHASES AND SALES OF INVESTMENT SECURITIES
   (EXCLUDING SHORT-TERM SECURITIES):

   Purchases of securities ..................................................................    $       6,260   $       8,886
   Proceeds from sales of securities ........................................................            2,120           2,405


                     See notes to the financial statements.

JNL/S&P MODERATE GROWTH SERIES II

Financial Highlights (Unaudited)

                                                                                                                   PERIOD FROM
                                                                                          SIX                       APRIL 13,
                                                                                     MONTHS
                                                                                          ENDED     YEAR ENDED       1998* TO
                                                                                          JUNE     DECEMBER 31,    DECEMBER 31,
                                                                                      30,
                                                                                          2000         1999            1998
                                                                                 ----------------  --------------  --------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ........................................    $       12.49     $     10.22     $     10.00
                                                                                 ----------------  --------------  --------------

INCOME FROM OPERATIONS:
   Net investment income (loss) .............................................            (0.14)           0.35            0.17
   Net realized and unrealized gain on investments ..........................             0.23            1.98            0.05
                                                                                 ----------------  --------------  --------------
   Total income from operations
 ............................................................................             0.09            2.33            0.22
                                                                                 ----------------  --------------  --------------

LESS DISTRIBUTIONS:
   From net investment income ...............................................                -           (0.06)              -
   From net realized gains on investment transactions .......................                -               -               -
                                                                                 ----------------  --------------  --------------
   Total distributions ......................................................                -           (0.06)              -
                                                                                 ----------------  --------------  --------------
   Net increase .............................................................             0.09            2.27            0.22
                                                                                 ----------------  --------------  --------------

NET ASSET VALUE, END OF PERIOD ..............................................    $       12.58     $     12.49     $     10.22
                                                                                 ================  ==============  ==============

TOTAL RETURN (A) ............................................................            0.72%          22.77%           2.20%

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .................................    $      14,758    $     10,450    $      2,856
   Ratio of expenses to average net assets (b) ..............................            0.20%           0.20%           0.20%
   Ratio of net investment income to average net assets (b) .................          (0.20)%           6.14%           4.09%
   Portfolio turnover .......................................................           17.20%          38.38%         103.28%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

                     See notes to the financial statements.

                        JNL/S&P MODERATE GROWTH SERIES II

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (000'S)
--------------------------------------------------------------------------------

INVESTMENT COMPANY SECURITIES  - 100%

  JNL/Alliance Growth Series                            130,107   $       2,211
  JNL/Janus Aggressive Growth Series                     53,270           2,072
  JNL/Janus Global Equities Series                       40,069           1,445
  JNL/Janus Growth & Income Series                      131,427           1,211
  JNL/PIMCO Total Return Bond Series                     75,554             756
  JNL/Putnam Growth Series                               53,428           1,483
  JNL/Putnam Midcap Growth Series                        44,648             453
  JNL/Putnam Value Equity Series                         89,901           1,484
  Lazard/JNL Mid Cap Value Series                        57,255             590
  Salomon Brothers/JNL Balanced Series                  142,933           1,492
  Salomon Brothers/JNL Global Bond Series                71,751             751
  Salomon Brothers/JNL High Yield Bond Series            88,161             742
                                                                  --------------

TOTAL INVESTMENTS - 100%
  (cost $13,875)                                                  $      14,690
                                                                  ==============


--------------------------------------------------------

Based on the cost of investments of $13,898 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $1,145, the gross unrealized depreciation was $353 and the net unrealized appreciation on investments was $792.

                     See notes to the financial statements.

JNL/S&P Aggressive Growth Series II
Financial Statements (Unaudited)
(in thousands, except net asset value per share)

Statement of Assets and Liabilities
June 30, 2000

Assets
Investments (cost $4,852) ..................  $        5,094
Receivable:
  Fund shares sold .........................               3
                                              --------------
Total assets ...............................           5,097
                                              --------------

Liabilities
Payable:
  Advisory fees ............................               5
                                              --------------
Total liabilities ..........................               5
                                              --------------
Net assets .................................  $        5,092
                                              ==============

Net assets consist of:
Paid-in capital ............................  $        4,538
Undistributed net investment income ........             127
Accumulated net realized gain on
investments ................................             185
Net unrealized appreciation on investments .             242
                                              --------------
                                              $        5,092
                                              ==============

Total shares outstanding (no par value),
  unlimited shares authorized ..............             392
                                              ==============

Net asset value per share ..................  $        12.98
                                              ==============


Statement of Operations
For the Period Ended June 30, 2000

Investment income
  Dividends ................................  $            -
                                              --------------

Expenses
  Advisory fees ............................               4
                                              --------------
Total expenses .............................               4
                                              --------------
Net investment loss ........................              (4)
                                              --------------

Realized and unrealized gains (losses)
Net realized gain on investments ...........             127
Net change in unrealized depreciation
  on investments ...........................             (99)
                                              --------------
Net realized and unrealized gain ...........              28
                                              --------------

Net increase in net assets from operations .  $           24
                                              ==============


                     See notes to the financial statements.

JNL/S&P Aggressive Growth Series II

Statements of Changes in Net Assets (Unaudited)
(in thousands)


                                                                                                  Six Months
                                                                                                     ended        Year ended
                                                                                                   June 30,      December 31,
                                                                                                     2000            1999
                                                                                               --------------- ---------------

Operations
  Net investment income (loss) ................................................                  $          (4)  $         131
  Net realized gain on investments ............................................                            127              64
  Net change in unrealized appreciation (depreciation) on investments .........                            (99)            330
                                                                                                 --------------- ---------------
Net increase in net assets from operations ....................................                             24             525
                                                                                                 --------------- ---------------

Distributions to shareholders
  From net investment income ..................................................                              -              (3)
  From net realized gains on investment transactions ..........................                              -               -
                                                                                                 --------------- ---------------
Total distributions to shareholders ...........................................                              -              (3)
                                                                                                 --------------- ---------------

Share transactions(1)
  Proceeds from the sale of shares ............................................                          2,677           3,316
  Reinvestment of distributions ...............................................                              -               3
  Cost of shares redeemed .....................................................                           (988)           (729)
                                                                                                 --------------- ---------------
Net increase in net assets from share transactions ............................                          1,689           2,590
                                                                                                 --------------- ---------------

Net increase in net assets ....................................................                          1,713           3,112

Net assets beginning of period ................................................                          3,379             267
                                                                                                 --------------- ---------------

Net assets end of period ......................................................                  $       5,092   $       3,379
                                                                                                 =============== ===============
Undistributed net investment income ...........................................                  $         127   $         131
                                                                                                 =============== ===============


   (1)Share Transactions:

     Shares sold ..............................................................                            207             300
     Reinvestment of distributions ............................................                              -               -
     Shares redeemed ..........................................................                            (76)            (66)
                                                                                                 --------------- ---------------
     Net increase .............................................................                            131             234
                                                                                                 =============== ===============

   Purchases and sales of investment securities
     (excluding short-term securities):

     Purchases of securities ..................................................                  $       2,987   $       3,896
     Proceeds from sales of securities ........................................                          1,291           1,186


                     See notes to the financial statements.

JNL/S&P Aggressive Growth Series II

Financial Highlights (Unaudited)

                                                                                                                  Period from
                                                                                 Six months                        April 13,
                                                                                   ended           Year ended      1998* to
                                                                                  June 30,       December 31,    December 31,
                                                                                    2000             1999            1998
                                                                              ------------------ --------------- ---------------
Selected Per Share Data

Net asset value, beginning of period ...................................          $12.92             $10.05             $10.00
                                                                              ------------------ --------------- ---------------
Income from operations:
Net investment income (loss) ...........................................           (0.18)              0.41               0.10
Net realized and unrealized gains (losses) on investments ..............            0.24               2.47              (0.05)
                                                                              ------------------ --------------- ---------------
Total income from operations ...........................................            0.06               2.88               0.05
                                                                              ------------------ --------------- ---------------

Less distributions:
From net investment income .............................................               -              (0.01)                -
From net realized gains on investment transactions .....................               -                  -                 -
                                                                              ------------------ --------------- ---------------
Total distributions ....................................................               -              (0.01)                -
                                                                              ------------------ --------------- ---------------
Net increase ...........................................................            0.06               2.87               0.05
                                                                              ------------------ --------------- ---------------

Net asset value, end of period .........................................          $12.98             $12.92             $10.05
                                                                              ================== =============== ===============

Total Return (a) .......................................................          0.46 %            28.66 %             0.50 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ...............................          $5,092             $3,379               $267
Ratio of expenses to average net assets (b) ............................          0.20 %             0.20 %             0.20 %
Ratio of net investment income to average net assets (b) ...............         (0.20)%             7.97 %             2.19 %
Portfolio turnover .....................................................         30.39 %            72.67 %           165.71 %

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

                     See notes to the financial statements.

                       JNL/S&P Aggressive Growth Series II

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                                                                              Shares          Market
                                                                                                              Value
                                                                                                             (000's)
-------------------------------------------------------------------------------------------------------------------------

Investment Company Securities  - 100%

  JNL/Alliance Growth Series ..................................................                   60,265   $       1,024
  JNL/Janus Aggressive Growth Series ..........................................                   18,559             722
  JNL/Janus Global Equities Series ............................................                   13,950             503
  JNL/Janus Growth & Income Series ............................................                   45,591             420
  JNL/Putnam Growth Series ....................................................                   27,878             774
  JNL/Putnam Midcap Growth Series .............................................                   15,526             157
  JNL/Putnam Value Equity Series ..............................................                   46,754             772
  Lazard/JNL Mid Cap Value Series .............................................                   19,854             205
  Salomon Brothers/JNL Global Bond Series .....................................                   24,861             260
  Salomon Brothers/JNL High Yield Bond Series .................................                   30,526             257
                                                                                                           --------------

Total Investments - 100%
  (cost $4,852) ...............................................................                            $        5,094
                                                                                                           ==============

--------------------------------------------------------------------------------

Based on the cost of investments of $4,873 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $328, the gross unrealized depreciation was $107 and the net unrealized appreciation on investments was $321.

                     See notes to the financial statements.

JNL/S&P VERY AGGRESSIVE GROWTH SERIES II
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $3,608) .................  $       3,855
Receivable:
  Fund shares sold ........................              2
                                             ---------------
TOTAL ASSETS ..............................          3,857
                                             ---------------

LIABILITIES
Payable:
  Advisory fees ...........................              4
                                             ---------------
TOTAL LIABILITIES .........................              4
                                             ---------------

NET ASSETS ................................  $       3,853
                                             ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................  $       3,211
Undistributed net investment income .......            124
Accumulated net realized gain on
investments ...............................            271
Net unrealized appreciation on investments             247
                                             ===============
                                             $       3,853
                                             ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED .............            249
                                             ===============

NET ASSET VALUE PER SHARE .................  $       15.48
                                             ==============


Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends ...............................  $           -
                                             ---------------

EXPENSES
  Advisory fees ...........................              3
                                             ---------------
TOTAL EXPENSES ............................              3
                                             ---------------
NET INVESTMENT LOSS .......................             (3)
                                             ---------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain on investments ..........            117
Net change in unrealized depreciation
  on investments ..........................           (112)
                                             ---------------
NET REALIZED AND UNREALIZED GAIN ..........              5
                                             ---------------

NET INCREASE IN NET ASSETS FROM
operations ................................  $           2
                                             ===============


                     See notes to the financial statements.

JNL/S&P VERY AGGRESSIVE GROWTH SERIES II

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                  SIX MONTHS
                                                                                                     ENDED        YEAR ENDED
                                                                                                   JUNE 30,      DECEMBER 31,
                                                                                                     2000            1999
                                                                                                 --------------- ---------------

OPERATIONS
  Net investment income (loss) ...........................................................       $          (3)  $         127
  Net realized gain on investments .......................................................                 117             154
  Net change in unrealized appreciation (depreciation) on investments ....................                (112)            338
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...............................................                   2             619
                                                                                                 --------------- ---------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income .............................................................                   -              (1)
  From net realized gains on investment transactions .....................................                   -              (1)
                                                                                                 --------------- ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................                   -              (2)
                                                                                                 --------------- ---------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares .......................................................               1,243           4,245
  Reinvestment of distributions ..........................................................                   -               2
  Cost of shares redeemed ................................................................                (514)         (1,897)
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .......................................                 729           2,350
                                                                                                 --------------- ---------------

NET INCREASE IN NET ASSETS ...............................................................                 731           2,967

NET ASSETS BEGINNING OF PERIOD ...........................................................               3,122             155
                                                                                                 --------------- ---------------

NET ASSETS END OF PERIOD .................................................................       $       3,853   $       3,122
                                                                                                 =============== ===============

UNDISTRIBUTED NET INVESTMENT INCOME ......................................................       $         124   4         127
                                                                                                 =============== ===============


   (1)SHARE TRANSACTIONs:

     Shares sold .........................................................................                  79             337
     Reinvestment of distributions .......................................................                   -               -
     Shares redeemed .....................................................................                 (33)           (148)
                                                                                                 --------------- ---------------
     Net increase ........................................................................                  46             189
                                                                                                 =============== ===============

   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities .............................................................       $       1,377           4,427
     Proceeds from sales of securities ...................................................                 641           1,959


                     See notes to the financial statements.

    JNL/S&P VERY AGGRESSIVE GROWTH SERIES II

    Financial Highlights (Unaudited)

                                                                                                                PERIOD FROM
                                                                             SIX MONTHS                          APRIL 13,
                                                                               ENDED,          YEAR ENDED         1998* TO
                                                                              JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                                2000              1999              1998
                                                                           ----------------- ----------------- ----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ....................................  $       15.37     $       10.80     $       10.00
                                                                           ----------------- ----------------- ----------------

INCOME FROM OPERATIONS:
  Net investment income (loss) ..........................................          (0.13)             0.57              0.07
  Net realized and unrealized gains on investments ......................           0.24              4.01              0.73
                                                                           ----------------- ----------------- ----------------
  Total income from operations ..........................................           0.11              4.58              0.80
                                                                           ----------------- ----------------- ----------------

LESS DISTRIBUTIONS:
  From net investment income ............................................              -                 -                 -
  From net realized gains on investment transactions ....................              -             (0.01)                -
                                                                           ----------------- ----------------- ----------------
  Total distributions ...................................................              -             (0.01)                -
                                                                           ----------------- ----------------- ----------------
  Net increase ..........................................................           0.11              4.57              0.80
                                                                           ----------------- ----------------- ----------------

NET ASSET VALUE, END OF PERIOD ..........................................  $       15.48     $       15.37     $       10.80
                                                                           ================= ================= ================

TOTAL RETURN (A) ........................................................          0.72%            42.42%             8.00%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..............................  $       3,853     $       3,122     $         155
  Ratio of expenses to average net assets (b) ...........................          0.20%             0.20%             0.20%
  Ratio of net investment income to average net assets (b) ..............        (0.20)%             9.04%             0.91%
  Portfolio turnover ....................................................         18.13%           145.99%           208.66%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.


                     See notes to the financial statements.

                    JNL/S&P VERY AGGRESSIVE GROWTH SERIES II

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                                               MARKET
                                                               VALUE
                                               SHARES         (000'S)
--------------------------------------------------------------------------

INVESTMENT COMPANY SECURITIES - 100%

  JNL/Alliance Growth Series .................     69,480   $       1,180
  JNL/Janus Aggressive Growth Series .........     28,378           1,104
  JNL/Janus Global Equities Series ...........     10,686             385
  JNL/Putnam Growth Series ...................     14,258             396
  JNL/Putnam Midcap Growth Series ............     11,916             121
  JNL/Putnam Value Equity Series .............      9,618             159
  Lazard/JNL Mid Cap Value Series ............     15,313             158
  Lazard/JNL Small Cap Value Series ..........     16,701             155
  T. Rowe Price/JNL Mid-Cap Growth Series ....      7,873             197
                                                            --------------

TOTAL INVESTMENTS - 100%
  (cost $3,608)                                             $       3,855
                                                            ==============

--------------------------------------------------------------------------------

Based on the cost of investments of $3,636 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $286, the gross unrealized depreciation was $67 and the net unrealized appreciation on investments was $219.

                     See notes to the financial statements.

JNL/S&P EQUITY GROWTH SERIES II
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $8,800) .................. $       9,265
Receivable:
  Fund shares sold .........................             2
                                             ---------------
TOTAL ASSETS ...............................         9,267
                                             ---------------

LIABILITIES
Payables:
  Advisory fees ............................             7
  Fund shares redeemed .....................            39
                                             ---------------
TOTAL LIABILITIES ..........................            46
                                             ---------------

NET ASSETS ................................. $       9,221
                                             ===============

NET ASSETS CONSIST OF:
Paid-in capital ............................ $       8,354
Undistributed net investment income ........           189
Accumulated net realized gain on
  investments ..............................           213
Net unrealized appreciation on investments .           465
                                             ===============
                                             $       9,221
                                             ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED ..............           671
                                             ===============

NET ASSET VALUE PER SHARE .................. $       13.75
                                             ===============



Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends ................................ $           -
                                             ---------------

EXPENSES
  Advisory fees ............................             7
                                             ---------------
TOTAL EXPENSES .............................             7
                                             ---------------
NET INVESTMENT LOSS ........................            (7)
                                             ---------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain on investments ...........            82
Net change in unrealized depreciation
  on investments ...........................           (41)
                                             ---------------
NET REALIZED AND UNREALIZED GAIN ...........            41
                                             ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS . $          34
                                             ===============


                   See the notes to the financial statements.

JNL/S&P EQUITY GROWTH SERIES II

Statements of Changes in Net Assets (Unaudited)
(in thousands)


                                                                                                  SIX MONTHS
                                                                                                     ENDED        YEAR ENDED
                                                                                                   JUNE 30,      DECEMBER 31,
                                                                                                     2000            1999
                                                                                                 --------------- ---------------

OPERATIONS
  Net investment income (loss) ..........................................................        $          (7)  $         196
  Net realized gain on investments ......................................................                   82             141
  Net change in unrealized appreciation (depreciation) on investments ...................                  (41)            443
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..............................................                   34             780
                                                                                                 --------------- ---------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ............................................................                    -              (5)
  From net realized gains on investment transactions ....................................                    -               -
                                                                                                 --------------- ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................                    -              (5)
                                                                                                 --------------- ---------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares ......................................................                4,935           4,141
  Reinvestment of distributions .........................................................                    -               5
  Cost of shares redeemed ...............................................................                 (481)           (788)
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS ......................................                4,454           3,358
                                                                                                 --------------- ---------------

NET INCREASE IN NET ASSETS ..............................................................                4,488           4,133

NET ASSETS BEGINNING OF PERIOD ..........................................................                4,733             600
                                                                                                 --------------- ---------------

NET ASSETS END OF PERIOD ................................................................        $       9,921   $       4,733
                                                                                                 =============== ===============

UNDISTRIBUTED NET INVESTMENT INCOME .....................................................        $         189   $         196
                                                                                                 =============== ===============

   (1)SHARE TRANSACTIONs:

     Shares sold ........................................................................                  359             356
     Reinvestment of distributions ......................................................                    -               -
     Shares redeemed ....................................................................                  (34)            (70)
                                                                                                 --------------- ---------------
     Net increase .......................................................................                  325             286
                                                                                                 =============== ===============

   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities ............................................................        $       5,327   $       4,639
     Proceeds from sales of securities ..................................................                  739           1,097

                     See notes to the financial statements.

JNL/S&P EQUITY GROWTH SERIES II

Financial Highlights (Unaudited)

                                                                                                                   PERIOD FROM
                                                                               SIX MONTHS                           APRIL 13,
                                                                                  ENDED          YEAR ENDED         1998* TO
                                                                                JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                                  2000              1999              1998
                                                                             ----------------- ----------------- -----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ....................................    $         13.67   $         10.04   $       10.00
                                                                             ----------------- ----------------- -----------------

INCOME FROM OPERATIONS:
  Net investment income (loss) ..........................................              (0.28)             0.50            0.08
  Net realized and unrealized gains (losses) on investments .............               0.36              3.14           (0.04)
                                                                             ----------------- ----------------- -----------------
  Total income from operations ..........................................               0.08              3.64            0.04
                                                                             ----------------- ----------------- -----------------

LESS DISTRIBUTIONS:
  From net investment income ............................................                  -             (0.01)              -
  From net realized gains on investment transactions ....................                  -                 -               -
                                                                             ----------------- ----------------- -----------------
  Total distributions ...................................................                  -             (0.01)              -
                                                                             ----------------- ----------------- -----------------
  Net increase ..........................................................               0.08              3.63            0.04
                                                                             ----------------- ----------------- -----------------

NET ASSET VALUE, END OF PERIOD ..........................................    $         13.75   $         13.67   $        10.04
                                                                             ================= ================= =================

TOTAL RETURN (A) ........................................................              0.59%            36.29%           0.40%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..............................    $         9,921   $         4,733   $         600
  Ratio of expenses to average net assets (b) ...........................              0.20%             0.20%           0.20%
  Ratio of net investment income to average net assets (b) ..............            (0.20)%            10.87%           1.82%
  Portfolio turnover ....................................................             10.94%            59.07%         121.14%


--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

                     See notes to the financial statements.

                         JNL/S&P EQUITY GROWTH SERIES II

                       Schedule Of Investments (Unaudited)
                                  June 30, 2000

                                                                MARKET
                                                                VALUE
                                                SHARES         (000'S)
---------------------------------------------------------------------------

INVESTMENT COMPANY SECURITIES - 100%

  JNL/Alliance Growth Series                       110,234   $       1,873
  JNL/Janus Aggressive Growth Series                45,319           1,763
  JNL/Janus Global Equities Series                  25,540             921
  JNL/Janus Growth & Income Series                  31,274             288
  JNL/Putnam Growth Series                          67,952           1,886
  JNL/Putnam Midcap Growth Series                   28,404             288
  JNL/Putnam Value Equity Series                    57,031             942
  Lazard/JNL Mid Cap Value Series                   49,628             462
  Lazard/JNL Small Cap Value Series                 36,309             374
  T. Rowe Price/JNL Mid-Cap Growth Series           18,724             468
                                                             --------------

TOTAL INVESTMENTS - 100%
  (cost $8,800)                                              $       9,265
                                                             ==============

--------------------------------------------------------------------------------

Based on the cost of investments of $8,810 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $594, the gross unrealized depreciation was $139 and the net unrealized appreciation on investments was $455.



                     See notes to the financial statements.

JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES II
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)

Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $ 2,622) .................  $       2,700
Receivable:
   Fund shares sold ........................             16
                                              --------------
TOTAL ASSETS ...............................          2,716
                                              --------------

LIABILITIES
Payable:
   Advisory fees ...........................              2
                                              --------------
TOTAL LIABILITIES ..........................              2
                                              --------------

NET ASSETS .................................  $       2,714
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital ............................  $       2,508
Undistributed net investment income ........             37
Accumulated net realized gain on
  investments ..............................             91
Net unrealized appreciation on investments .             78
                                              ==============
                                              $       2,714
                                              ==============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED ..............            186
                                              ==============

NET ASSET VALUE PER SHARE ..................  $       14.56
                                              ==============


Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends ................................  $           -
                                              --------------

EXPENSES
  Advisory fees ............................              2
                                              --------------
TOTAL EXPENSES .............................              2
                                              --------------
NET INVESTMENT LOSS ........................             (2)
                                              --------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain on investments ...........             54
Net change in unrealized depreciation
  on investments ...........................            (38)
                                              --------------
NET REALIZED AND UNREALIZED GAIN ...........             16
                                              --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .  $          14
                                              ==============

                     See notes to the financial statements.

JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES II

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                  SIX MONTHS
                                                                                                     ENDED        YEAR ENDED
                                                                                                   JUNE 30,      DECEMBER 31,
                                                                                                     2000            1999
                                                                                                 --------------- ---------------

OPERATIONS
  Net investment income (loss) ..............................................................    $          (2)  $          39
  Net realized gain on investments ..........................................................               54              42
  Net change in unrealized appreciation (depreciation) on investments .......................              (38)             97
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..................................................               14             178
                                                                                                 --------------- ---------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ................................................................                -              (2)
  From net realized gains on investment transactions ........................................                -               -
                                                                                                 --------------- ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........................................................                -              (2)
                                                                                                 --------------- ---------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares ..........................................................            2,157           1,449
  Reinvestment of distributions .............................................................                -               2
  Cost of shares redeemed ...................................................................             (403)           (905)
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS ..........................................            1,754             546
                                                                                                 --------------- ---------------

NET INCREASE IN NET ASSETS ..................................................................            1,768             722

NET ASSETS BEGINNING OF PERIOD ..............................................................              946             224
                                                                                                 --------------- ---------------

NET ASSETS END OF PERIOD ....................................................................     $      2,714   $         946
                                                                                                 =============== ===============

UNDISTRIBUTED NET INVESTMENT INCOME .........................................................    $          37   $          39
                                                                                                 =============== ===============


   (1)SHARE TRANSACTIONs:

     Shares sold ............................................................................              149             122
     Reinvestment of distributions ..........................................................                -               -
     Shares redeemed ........................................................................              (28)            (79)
                                                                                                 --------------- ---------------
     Net increase ...........................................................................              121              43
                                                                                                 =============== ===============

   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities ................................................................    $       2,137   $       1,582
     Proceeds from sales of securities ......................................................              400             999

                     See notes to the financial statements.

JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES II

Financial Highlights (Unaudited)

                                                                                                                  PERIOD FROM
                                                                               SIX MONTHS                          APRIL 23,
                                                                                  ENDED         YEAR ENDED         1998* TO
                                                                                JUNE 30,       DECEMBER 31,      DECEMBER 31,
                                                                                  2000             1999              1998
                                                                             --------------- ------------------ -----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ....................................    $       14.44   $          10.36   $       10.00
                                                                             --------------- ------------------ -----------------

INCOME FROM OPERATIONS:
  Net investment income (loss) ..........................................            (0.39)              0.54            0.07
  Net realized and unrealized gains on investments ......................             0.51               3.56            0.29
                                                                             --------------- ------------------ -----------------
  Total income from operations ..........................................             0.12               4.10            0.36
                                                                             --------------- ------------------ -----------------

LESS DISTRIBUTIONS:
  From net investment income (loss) .....................................                -              (0.02)              -
  From net realized gains on investment transactions ....................                -                  -               -
                                                                             --------------- ------------------ -----------------
  Total distributions ...................................................                -              (0.02)              -
                                                                             --------------- ------------------ -----------------
  Net increase ..........................................................             0.12               4.08            0.36
                                                                             --------------- ------------------ -----------------

NET ASSET VALUE, END OF PERIOD ..........................................    $       14.56   $          14.44   $       10.36
                                                                             =============== ================== =================

TOTAL RETURN (A) ........................................................            0.83%             39.61%           3.60%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..............................    $       2,714   $            946   $         224
  Ratio of expenses to average net assets (b) ...........................            0.20%              0.20%           0.20%
  Ratio of net investment income to average net assets (b) ..............          (0.20)%              7.76%           1.22%
  Portfolio turnover ....................................................           22.07%            202.45%         157.21%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

                     See notes to the financial statements.

                   JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES II

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                                               MARKET
                                                               VALUE
                                               SHARES         (000'S)
--------------------------------------------------------------------------

INVESTMENT COMPANY SECURITIES  - 100%

  JNL/Alliance Growth Series ..................    40,401   $         686
  JNL/Janus Aggressive Growth Series ..........    16,488             641
  JNL/Janus Global Equities Series ............     7,461             269
  JNL/Putnam Growth Series ....................    14,924             414
  JNL/Putnam Midcap Growth Series .............     8,318              84
  JNL/Putnam Value Equity Series ..............    13,426             222
  Lazard/JNL Mid Cap Value Series .............    10,672             110
  Lazard/JNL Small Cap Value Series ...........    14,572             136
    T. Rowe Price/JNL Mid-Cap Growth Series ...     5,493             138
                                                            --------------

TOTAL INVESTMENTS - 100%
  (cost $2,622) ...............................             $       2,700
                                                            ==============


--------------------------------------------------------------------------------

Based on the cost of investments of $2,643 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $106, the gross unrealized depreciation was $49 and the net unrealized appreciation on investments was $57.


                     See notes to the financial statements.

JNL/S&P AGGRESSIVE GROWTH SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $9,830) ..................   $     9,833
Receivable:
  Fund shares sold .........................           500
                                              ---------------
TOTAL ASSETS ...............................        10,333
                                              ---------------

LIABILITIES
Payable:
  Advisory fees ............................             5
                                              ---------------
TOTAL LIABILITIES ..........................             5
                                              ---------------

NET ASSETS .................................   $    10,328
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ............................   $    10,289
Accumulated net investment loss ............            (5)
Accumulated net realized gain on
  investments ..............................            41
Net unrealized appreciation on investments .             3
                                              ===============
                                               $    10,328
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED ..............           952
                                              ===============

NET ASSET VALUE PER SHARE ..................   $     10.85
                                              ===============


Statement of Operations
For the Period Ended June 30, 2000*

INVESTMENT INCOME
  Dividends ................................   $         -
                                              ---------------

EXPENSES
  Advisory fees ............................             5
                                              ---------------
TOTAL EXPENSES .............................             5
                                              ---------------
NET INVESTMENT LOSS ........................            (5)
                                              ---------------

REALIZED AND UNREALIZED GAINS
Net realized gain on investments ...........            41
Net change in unrealized appreciation
  on investments ...........................             3
                                              ---------------
NET REALIZED AND UNREALIZED GAIN ...........            44
                                              ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .   $        39
                                              ===============


--------------------------------------------------------------------------------
*        For the period beginning January 13, 2000 (commencement of operations).

                     See notes to the financial statements.

JNL/S&P AGGRESSIVE GROWTH SERIES

Statement of Changes in Net Assets (Unaudited)
(in thousands)

                                                                  PERIOD FROM
                                                                  JANUARY 13,
                                                                    2000* TO
                                                                    JUNE 30,
                                                                      2000
                                                                 ---------------

 OPERATIONS
 Net investment loss .........................................      $      (5)
 Net realized gain on investments ............................             41
 Net change in unrealized appreciation on investments ........              3
                                                                 ---------------
 NET INCREASE IN NET ASSETS FROM OPERATIONS ..................             39
                                                                 ---------------

 DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income ..................................              -
 From net realized gains on investment transactions ..........              -
                                                                 ---------------
 TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........................              -
                                                                 ---------------

 SHARE TRANSACTIONS(1)
 Proceeds from the sale of shares ............................         10,896
 Reinvestment of distributions ...............................              -
 Cost of shares redeemed .....................................           (607)
                                                                 ---------------
 NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS ..........         10,289
                                                                 ---------------

 NET INCREASE IN NET ASSETS ..................................         10,328

 NET ASSETS BEGINNING OF PERIOD ..............................              -
                                                                 ---------------

 NET ASSETS END OF PERIOD ....................................     $   10,328
                                                                 ===============

 ACCUMULATED NET INVESTMENT LOSS .............................     $       (5)
                                                                 ===============


  (1)SHARE TRANSACTIONs:

    Shares sold ..............................................          1,009
    Reinvestment of distributions ............................              -
    Shares redeemed ..........................................            (57)
                                                                 ---------------
    Net increase .............................................            952
                                                                 ===============

  PURCHASES   AND  SALES  OF   INVESTMENT   SECURITIES
    (EXCLUDING   SHORT-TERM SECURITIES):

    Purchases of securities ..................................     $   10,517
    Proceeds from sales of securities ........................            728


--------------------------------------------------------------------------------
*        Commencement of operations.

                     See notes to the financial statements.

JNL/S&P AGGRESSIVE GROWTH SERIES

Financial Highlights (Unaudited)

                                                                 PERIOD FROM
                                                                 JANUARY 13,
                                                                  2000* TO
                                                                  JUNE 30,
                                                                    2000
                                                                ---------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ........................   $      10.00
                                                                ---------------

INCOME FROM OPERATIONS:
  Net investment income .....................................              -
  Net realized and unrealized gains on investments ..........           0.85
                                                                ---------------
  Total income from operations ..............................           0.85
                                                                ---------------

LESS DISTRIBUTIONS:
  From net investment income ................................              -
  From net realized gains on investment transactions ........              -
                                                                ---------------
  Total distributions .......................................              -
                                                                ---------------
  Net increase ..............................................           0.85
                                                                ---------------

NET ASSET VALUE, END OF PERIOD ..............................   $      10.85
                                                                ===============

TOTAL RETURN (A) ............................................          8.50%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..................   $     10,328
  Ratio of expenses to average net assets (b) ...............          0.20%
  Ratio of net investment income to average net assets (b) ..        (0.20)%
  Portfolio turnover ........................................         15.46%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

                     See notes to the financial statements.

                        JNL/S&P AGGRESSIVE GROWTH SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000


                                                                    MARKET
                                                                    VALUE
                                                    SHARES         (000'S)
-------------------------------------------------------------------------------

INVESTMENT COMPANY SECURITIES - 100%

  JNL/Alliance Growth Series ......................    146,753   $       2,494
  JNL/Janus Aggressive Growth Series ..............     60,775           2,364
  JNL/Janus Global Equities Series ................     27,347             986
  JNL/J.P. Morgan Enhanced S&P 500 Stock
    Index Series ..................................    191,330           1,986
  JNL/Putnam Midcap Series ........................     50,460             512
  Lazard/JNL Mid Cap Value Series .................     28,882             298
  Lazard/JNL Small Cap Value Series ...............     21,095             196
  T. Rowe Price/JNL Mid-Cap Growth Series .........     39,856             997
                                                                 --------------

TOTAL INVESTMENTS - 100%
  (cost $9,830) ...................................              $       9,833
                                                                 ==============

Based on the cost of investments of $9,830 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $250, the gross unrealized depreciation was $247 and the net unrealized appreciation on investments was $3.


                     See notes to the financial statements.

JNL/S&P CONSERVATIVE GROWTH SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)

Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $5,482) ..................   $     5,483
Receivable:
  Fund shares sold .........................             1
                                              ---------------
TOTAL ASSETS ...............................         5,484
                                              ---------------

LIABILITIES
Payable:
  Advisory fees ............................             3
                                              ---------------
TOTAL LIABILITIES ..........................             3
                                              ---------------

NET ASSETS .................................   $     5,481
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ............................   $     5,476
Undistributed net investment income ........             -
Accumulated net realized gain on
  investments ..............................             4
Net unrealized appreciation on investments .             1
                                              ===============
                                               $     5,481
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED ..............           536
                                              ===============

NET ASSET VALUE PER SHARE ..................   $     10.22
                                              ===============


Statement of Operations
For the Period Ended June 30, 2000*

INVESTMENT INCOME
  Interest .................................   $         2
                                              ---------------

EXPENSES
  Advisory fees ............................             2
                                              ---------------
TOTAL EXPENSES .............................             2
                                              ---------------
NET INVESTMENT INCOME ......................             -
                                              ---------------

REALIZED AND UNREALIZED GAINS
Net realized gain on investments ...........             4
Net change in unrealized appreciation
  on investments ...........................             1
                                              ---------------
NET REALIZED AND UNREALIZED GAIN ...........             5
                                              ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .   $         5
                                              ===============


--------------------------------------------------------------------------------
*        For the period beginning January 26, 2000 (commencement of operations).

                     See notes to the financial statements.

JNL/S&P CONSERVATIVE GROWTH SERIES

Statement of Changes in Net Assets (Unaudited)
(in thousands)

                                                                  PERIOD FROM
                                                                  JANUARY 26,
                                                                   2000* TO
                                                                   JUNE 30,
                                                                     2000
                                                                 ---------------

OPERATIONS
  Net investment income ........................................     $      -
  Net realized gain on investments .............................            4
  Net change in unrealized appreciation on investments .........            1
                                                                 ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................            5
                                                                 ---------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ...................................            -
  From net realized gains on investment transactions ...........            -
                                                                 ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ............................            -
                                                                 ---------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares ...........................          5,834
  Reinvestment of distributions ..............................              -
  Cost of shares redeemed ....................................           (358)
                                                                 ---------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS ...........          5,476
                                                                 ---------------

NET INCREASE IN NET ASSETS ...................................          5,481

NET ASSETS BEGINNING OF PERIOD ...............................              -
                                                                 ---------------

NET ASSETS END OF PERIOD .....................................     $    5,481
                                                                 ===============

UNDISTRIBUTED NET INVESTMENT INCOME ..........................     $        -
                                                                 ===============

(1)SHARE TRANSACTIONS:

  Shares sold ................................................           571
  Reinvestment of distributions ..............................             -
  Shares redeemed ............................................           (35)
                                                                 --------------
  Net increase ...............................................           536
                                                                 ==============

PURCHASES AND SALES OF INVESTMENT SECURITIES
  (EXCLUDING SHORT-TERM SECURITIES):

  Purchases of securities ....................................    $    5,839
  Proceeds from sales of securities ..........................           361

--------------------------------------------------------------------------------
*        Commencement of operations.

                     See notes to the financial statements.

JNL/S&P CONSERVATIVE GROWTH SERIES

Financial Highlights (Unaudited)

                                                                  PERIOD FROM
                                                                  JANUARY 26,
                                                                   2000* TO
                                                                   JUNE 30,
                                                                     2000
                                                                 ---------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD .......................     $     10.00
                                                                 ---------------

INCOME FROM OPERATIONS:
  Net investment income ....................................               -
  Net realized and unrealized gains on investments .........            0.22
                                                                 ---------------
  Total income from operations .............................            0.22
                                                                 ---------------

LESS DISTRIBUTIONS:
  From net investment income ...............................               -
  From net realized gains on investment transactions .......               -
                                                                 ---------------
  Total distributions ......................................               -
                                                                 ---------------
  Net increase .............................................            0.22
                                                                 ---------------

NET ASSET VALUE, END OF PERIOD .............................     $     10.22
                                                                 ===============

TOTAL RETURN (A) ...........................................           2.20%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .................     $     5,481
  Ratio of expenses to average net assets (b) ..............           0.20%
  Ratio of net investment loss to average net assets (b) ...         (0.02)%
  Portfolio turnover .......................................          13.62%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

                     See notes to the financial statements.

                       JNL/S&P CONSERVATIVE GROWTH SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000


                                                                    MARKET
                                                                    VALUE
                                                    SHARES         (000'S)
-------------------------------------------------------------------------------

INVESTMENT COMPANY SECURITIES - 100%

  JNL/Alliance Growth Series .......................    48,346   $         822
  JNL/Janus Aggressive Growth Series ...............    13,270             516
  JNL/Janus Global Equities Series .................    14,961             540
  JNL/Janus Growth & Income Series .................    60,838             560
  JNL/J.P. Morgan Enhanced S&P 500 Stock
    Index Series ...................................    52,579             546
  JNL/PIMCO Total Return Bond Series ...............    56,037             561
  PPM America/JNL Money Market Series ..............   277,148             277
  Salomon Brothers/JNL Balanced Series .............    53,003             553
  Salomon Brothers/JNL Global Bond Series ..........    53,266             558
  Salomon Brothers/JNL High Yield Bond Series ......    65,405             550
                                                                 --------------

TOTAL INVESTMENTS - 100%
  (cost $5,482) ....................................             $       5,483
                                                                 ==============

--------------------------------------------------------------------------------

Based on the cost of investments of $5,482 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $87, the gross unrealized depreciation was $86 and the net unrealized appreciation on investments was $1.

                     See notes to the financial statements.

JNL/S&P MODERATE GROWTH SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $11,133) .................   $    11,089
Receivable:
  Fund shares sold .........................           341
                                              ---------------
TOTAL ASSETS ...............................        11,430
                                              ---------------

LIABILITIES
Payable:
  Advisory fees ............................             4
                                              ---------------
TOTAL LIABILITIES ..........................             4
                                              ---------------

NET ASSETS .................................   $    11,426
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ............................   $    11,451
Accumulated net investment loss ............            (4)
Accumulated net realized gain on
  investments ..............................            23
Net unrealized depreciation on investments .           (44)
                                              ===============
                                               $    11,426
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED ..............         1,119
                                              ===============

NET ASSET VALUE PER SHARE ..................   $     10.21
                                              ===============


Statement of Operations
For the Period Ended June 30, 2000*

INVESTMENT INCOME
  Dividends ................................   $         -
                                              ---------------

EXPENSES
  Advisory fees ............................             4
                                              ---------------
TOTAL EXPENSES .............................             4
                                              ---------------
NET INVESTMENT LOSS ........................            (4)
                                              ---------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain on investments ...........            23
Net change in unrealized depreciation
  on investments ...........................           (44)
                                              ---------------
NET REALIZED AND UNREALIZED LOSS ...........           (21)
                                              ---------------

NET DECREASE IN NET ASSETS FROM OPERATIONS .   $       (25)
                                              ===============

--------------------------------------------------------------------------------
*    For the period beginning January 13, 2000 (commencement of operations).


                     See notes to the financial statements.

JNL/S&P MODERATE GROWTH SERIES

Statement of Changes in Net Assets (Unaudited)
(in thousands)

                                                                 PERIOD FROM
                                                                 JANUARY 13,
                                                                   2000* TO
                                                                   JUNE 30,
                                                                     2000
                                                                ----------------

OPERATIONS
  Net investment loss ...................................          $       (4)
  Net realized gain on investments ......................                  23
  Net change in unrealized depreciation on investments ..                 (44)
                                                                ----------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ..............                 (25)
                                                                ----------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ............................                   -
  From net realized gains on investment transactions ....                   -
                                                                ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................                   -
                                                                ----------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares ......................              11,803
  Reinvestment of distributions .........................                   -
  Cost of shares redeemed ...............................                (352)
                                                                ----------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS ......              11,451
                                                                ----------------

NET INCREASE IN NET ASSETS ..............................              11,426

NET ASSETS BEGINNING OF PERIOD ..........................                   -
                                                                ----------------

NET ASSETS END OF PERIOD ................................          $   11,426
                                                                ================

ACCUMULATED NET INVESTMENT LOSS .........................          $       (4)
                                                                ================

(1)SHARE TRANSACTIONS:

  Shares sold ...........................................               1,153
  Reinvestment of distributions .........................                   -
  Shares redeemed .......................................                 (34)
                                                                ----------------
  Net increase ..........................................               1,119
                                                                ================

PURCHASES AND SALES OF INVESTMENT SECURITIES
  (EXCLUDING SHORT-TERM SECURITIES):

  Purchases of securities ...............................          $   11,602
  Proceeds from sales of securities .....................                 492

--------------------------------------------------------------------------------
*        Commencement of operations.

                     See notes to the financial statements.

JNL/S&P MODERATE GROWTH SERIES

Financial Highlights (Unaudited)

                                                                 PERIOD FROM
                                                                 JANUARY 13,
                                                                  2000* TO
                                                                  JUNE 30,
                                                                    2000
                                                                ---------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD .........................     $   10.00
                                                                ---------------

INCOME FROM OPERATIONS:
  Net investment income ......................................             -
  Net realized and unrealized gains on investments ...........          0.21
                                                                ---------------
  Total income from operations ...............................          0.21
                                                                ---------------

LESS DISTRIBUTIONS:
  From net investment income .................................             -
  From net realized gains on investment transactions .........             -
                                                                ---------------
  Total distributions ........................................             -
                                                                ---------------
  Net increase ...............................................          0.21
                                                                ---------------

NET ASSET VALUE, END OF PERIOD ...............................     $   10.21
                                                                ===============

TOTAL RETURN (A) .............................................         2.10%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...................     $  11,426
  Ratio of expenses to average net assets (b) ................         0.20%
  Ratio of net investment income to average net assets (b) ...       (0.20)%
  Portfolio turnover .........................................        10.60%


--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

                     See notes to the financial statments.

                         JNL/S&P MODERATE GROWTH SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000


                                                                    MARKET
                                                                    VALUE
                                                    SHARES         (000'S)
-------------------------------------------------------------------------------

INVESTMENT COMPANY SECURITIES  - 100%

  JNL/Alliance Growth Series .......................   131,489           2,234
  JNL/Janus Aggressive Growth Series ...............    54,595           2,124
  JNL/Janus Global Equities Series .................    30,672           1,106
  JNL/Janus Growth & Income Series .................    61,650             568
  JNL/J.P. Morgan Enhanced S&P 500 Stock
    Index Series ...................................   160,719           1,668
  JNL/PIMCO Total Return Bond Series ...............   113,548           1,137
  JNL/Putnam Midcap Series .........................    33,933             344
  Lazard/JNL Mid Cap Value Series ..................    21,519             222
  Salomon Brothers/JNL Balanced Series .............    53,784             561
  Salomon Brothers/JNL Global Bond Series ..........    54,042             566
  Salomon Brothers/JNL High Yield Bond Series ......    66,409             559
                                                                 --------------

TOTAL INVESTMENTS - 100%
  (cost $11,133) ...................................             $      11,089
                                                                 ==============


--------------------------------------------------------------------------------

Based on the cost of investments of $11,133 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $207, the gross unrealized depreciation was $251 and the net unrealized depreciation on investments was $44.


                     See notes to the financial statements.

LAZARD/JNL MID CAP VALUE SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $9,520) ..................  $        9,606
Receivables:
  Dividends and interest ...................              12
  Foreign taxes recoverable ................               1
  Fund shares sold .........................              30
                                              --------------
TOTAL ASSETS ...............................           9,649
                                              --------------

LIABILITIES
Payables:
  Advisory fees ............................               8
  Administrative fees ......................               1
  Fund shares redeemed .....................               2
  Investment securities purchased ..........             172
                                              --------------
TOTAL LIABILITIES ..........................             183
                                              --------------

NET ASSETS .................................  $        9,466
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital ............................  $        8,911
Undistributed net investment income ........              13
Accumulated net realized gain on
  investments ..............................             456
Net unrealized appreciation on investments .              86
                                              ==============
                                              $        9,466
                                              ==============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED ..............             919
                                              ==============

NET ASSET VALUE PER SHARE ..................   $       10.31
                                              ==============


Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends ................................  $           41
  Interest .................................              14
                                              --------------
TOTAL INVESTMENT INCOME ....................              55
                                              --------------

EXPENSES
  Advisory fees ............................              38
  Administrative fees ......................               4
                                              --------------
TOTAL EXPENSES .............................              42
                                              --------------
NET INVESTMENT INCOME ......................              13
                                              --------------

REALIZED AND UNREALIZED GAINS
Net realized gain on investments ...........             421
Net change in unrealized appreciation
  on investments ...........................             160
                                              --------------
NET REALIZED AND UNREALIZED GAIN ...........             581
                                              --------------

NET INCREASE IN NET ASSETS
  FROM OPERATIONS ..........................  $          594
                                              ==============

                     See notes to the financial statements.

LAZARD/JNL MID CAP VALUE SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)


                                                                                                  SIX MONTHS
                                                                                                     ENDED        YEAR ENDED
                                                                                                   JUNE 30,      DECEMBER 31,
                                                                                                     2000            1999
                                                                                                 --------------- ---------------

OPERATIONS
  Net investment income ..............................................................           $          13   $          13
  Net realized gain on investments ...................................................                     421             341
  Net change in unrealized appreciation (depreciation) on investments ................                     160             (24)
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........................................                     594             330
                                                                                                 --------------- ---------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income .........................................................                       -             (13)
  From net realized gains on investment transactions .................................                       -               -
                                                                                                 --------------- ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................................................                       -             (13)
                                                                                                 --------------- ---------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares ...................................................                   4,423           6,698
  Reinvestment of distributions ......................................................                       -              13
  Cost of shares redeemed ............................................................                  (1,945)         (5,365)
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS ...................................                   2,478           1,346
                                                                                                 --------------- ---------------

NET INCREASE IN NET ASSETS ...........................................................                   3,072           1,663

NET ASSETS BEGINNING OF PERIOD .......................................................                   6,394           4,731
                                                                                                 --------------- ---------------

NET ASSETS END OF PERIOD .............................................................           $       9,466   $       6,394
                                                                                                 =============== ===============

UNDISTRIBUTED NET INVESTMENT INCOME ..................................................           $          13   $           -
                                                                                                 =============== ===============

   (1)SHARE TRANSACTIONs:

     Shares sold .....................................................................                     445             729
     Reinvestment of distributions ...................................................                       -               1
     Shares redeemed .................................................................                    (190)           (580)
                                                                                                 --------------- ---------------
     Net increase ....................................................................                     255             150
                                                                                                 =============== ===============

   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities .........................................................            $       7,860  $        7,355
     Proceeds from sales of securities ...............................................                    5,266           6,170

                     See notes to the financial statements.

LAZARD/JNL MID CAP VALUE SERIES

Financial Highlights (Unaudited)

                                                                                                                  PERIOD FROM
                                                                                   SIX MONTHS                      MARCH 2,
                                                                                     ENDED         YEAR ENDED      1998* TO
                                                                                    JUNE 30,      DECEMBER 31,   DECEMBER 31,
                                                                                      2000           1999            1998
                                                                                 --------------- --------------- ---------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD .......................................     $        9.63   $       9.21    $    10.00
                                                                                 --------------- --------------- ---------------

INCOME FROM OPERATIONS:
  Net investment income ....................................................              0.01           0.02          0.03
  Net realized and unrealized gains (losses) on investments ................              0.67           0.42         (0.79)
                                                                                 --------------- --------------- ---------------
  Total income (loss) from operations ......................................              0.68           0.44         (0.76)
                                                                                 --------------- --------------- ---------------

LESS DISTRIBUTIONS:
  From net investment income ...............................................                 -          (0.02)         (0.03)
  From net realized gains on investment transactions .......................                 -              -             -
                                                                                 --------------- --------------- ---------------
  Total distributions ......................................................                 -          (0.02)        (0.03)
                                                                                 --------------- --------------- ---------------
  Net increase (decrease) ..................................................              0.68           0.42         (0.79)
                                                                                 --------------- --------------- ---------------

NET ASSET VALUE, END OF PERIOD .............................................     $       10.31   $       9.63    $     9.21
                                                                                 =============== =============== ===============

TOTAL RETURN (A) ...........................................................             7.06%          4.77%       (7.64)%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .................................     $       9,466   $      6,394    $    4,731
  Ratio of expenses to average net assets (b) ..............................            1.075%         1.075%        1.125%
  Ratio of net investment income to average net assets (b) .................             0.34%          0.25%         0.34%
  Portfolio turnover .......................................................            70.70%        118.56%        70.72%


RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT:
  Ratio of expenses to average net assets (b) ..............................               n/a            n/a         1.85%
  Ratio of net investment loss to average net assets (b) ...................               n/a            n/a       (0.38)%


                     See notes to the financial statements.

                         LAZARD/JNL MID CAP VALUE SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

COMMON STOCKS -94.9%

AEROSPACE & DEFENSE - 0.3%
   B.F. Goodrich Co.                        900 $        31

AUTO PARTS & EQUIPMENT - 3.7%
   Borg-Warner Inc.                       2,200          77
     Delphi Automotive Systems Corp.     11,000         160
     SPX Corp. (a)                        1,000         121
                                                -----------
                                                        358

BANKS - 5.6%
   Comerica Inc.                          2,900         130
   North Fork Bancorporation Inc.        12,050         182
   Paine Webber Group Inc.                1,800          82
   SouthTrust Corp.                       6,500         147
                                                -----------
                                                        541

BEVERAGES - 2.3%
   Whitman Corp.                         17,800         220

BIOTECHNOLOGY - 1.8%
   Biogen Inc. (a)                          700          45
   Genzyme Corp. General Division (a)     2,200         131
                                                -----------
                                                        176

CHEMICALS - 1.2%
   Eastman Chemical Co.                   2,400         115

COMMERCIAL SERVICES -5.5%
   Gartner Group Inc.                    14,400         173
   Sabre Holdings Corp.                   6,500         185
   Valassis Communications Inc. (a)       4,400         168
                                                -----------
                                                        526

COMPUTERS - 5.8%
   Ceridian Corp. (a)                     8,600         207
   Electronics for Imaging Inc. (a)       6,800         172
   NCR Corp. (a)                          4,200         164
   StorageNetworks Inc. (a)                 200          18
                                                -----------
                                                        561

COSMETICS & PERSONAL CARE - 1.2%
   Avon Products Inc.                     2,600         116

DIVERSIFIED FINANCIAL SERVICES -
3.1%
   Capital One Financial Corp.            2,900         129
   Franklin Resources Inc.                5,600         170
                                                -----------
                                                        299

ELECTRIC - 3.0%
   Entergy Corp.                          4,900         133
   GPU Inc.                               5,800         157
                                                -----------
                                                        290

ELECTRICAL COMPONENTS AND EQUIPMENT - 3.5%
   Amphenol Corp. (a)                     2,600         172


                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

   Diebold Inc. (a)                       6,000 $       167
                                                -----------
                                                        339

ELECTRONICS - 0.6%
   Kemet Corp. (a)                        2,200          55

ENVIRONMENTAL CONTROL - 1.1%
   Republic Services Inc. (a)             6,500         104

FOOD - 4.5%
   Adolph Coors Co. - Class B             3,400         206
     Keebler Foods Co.                    3,600         134
     Nabisco Group Holdings Corp.         3,600          93
                                                -----------
                                                        433

FOREST PRODUCTS & PAPER - 3.0%
   Bowater Inc.                           2,300         101
     Consolidated Papers Inc. (a)         5,000         183
                                                -----------
                                                        284

HAND & MACHINE TOOLS - 1.3%
   Black & Decker Corp.                   3,200         126

INSURANCE - 5.3%
   ACE Ltd.                               7,200         202
   AMBAC Financial Group Inc.             3,300         181
   Everest Re Group Ltd.                  3,800         125
                                                -----------
                                                        508

MACHINERY - 2.0%
   Cooper Cameron Corp. (a)               1,700         112
   Ingersoll-Rand Co.                     1,900          76
                                                -----------
                                                        188

MANUFACTURING - 3.2%
   PPG Industries Inc.                    2,700         120
   Textron Inc.                           3,500         190
                                                -----------
                                                        310

MEDIA - 2.3%
   New York Times Co.                     1,300          51
     USA Networks Inc. (a)                7,900         171
                                                -----------
                                                        222

OFFICE & BUSINESS EQUIPMENT - 1.8%
      Harris Corp.                        5,200         170

OIL & GAS PRODUCERS - 7.8%
   Baker Hughes Inc.                      1,800          58
   Coastal Corp. (a)                      3,200         195
   Devon Energy Corp.                     2,500         140
   EOG Resources Inc.                     4,800         161
     Tidewater Inc.                       1,600          58
     USX-Marathon Group Inc.              5,600         140
                                                -----------
                                                        752

                     See notes to the financial statements.

                         LAZARD/JNL MID CAP VALUE SERIES

                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

PACKAGING AND CONTAINERS - 0.6%
       Sealed Air Corp. (a)               1,100 $        58

PHARMACEUTICALS - 1.3%
   Watson Pharmaceuticals Inc. (a)        2,200         118

RETAIL - 7.1%
   Borders Group Inc. (a)                12,600         196
   Office Depot Inc. (a)                 16,500         103
   Saks Inc. (a)                          4,100          43
   Tricon Global Restaurants Inc.         6,600         186
   (a)
   Venator Group Inc. (a)                15,100         155
                                                -----------
                                                        683

SOFTWARE - 11.2%
   Acxiom Corp. (a)                       4,000         112
   At Home Corp. (a)                      9,600         199
   Autodesk Inc.                          5,300         184
   IMS Health Inc.                        9,800         176
   Intuit Inc. (a)                        1,300          54
   J.D. Edwards & Co. (a)                12,200         184
   Seagate Technology Inc. (a)            3,000         165
                                                -----------
                                                      1,074

                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

TELECOMMUNICATIONS - 4.8%
   Cablevision Systems Corp. (a)          2,600 $       176
   LSI Logic Corp. (a)                    4,000         217
   Western Wireless Corp. (a)             1,300          71
                                                -----------
                                                        464
                                                -----------

     Total Common Stocks
       (cost $9,035)                                  9,121
                                                -----------


SHORT TERM INVESTMENTS -  5.1%

MONEY MARKET FUNDS - 5.1%
   Dreyfus Cash Management
    Plus,     6.51% (b)                 470,841         471
   Dreyfus Government Cash
    Management, 6.25% (b)                14,375          14
                                                -----------

     Total Short Term Investments
       (cost $485)                                      485
                                                -----------

TOTAL INVESTMENTS - 100%
   (cost $9,520)                                $     9,606
                                                ===========

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is quoted yield as of June 30, 2000.


Based on the cost of investments of $9,522 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $1,037, the gross unrealized depreciation was $953 and the net unrealized appreciation on investments was $84.


                     See notes to the financial statements.

LAZARD/JNL SMALL CAP VALUE SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $10,100) ..................  $   10,170
Receivables:
  Dividends and interest ....................           8
  Fund shares sold ..........................          68
  Investment securities sold ................         103
                                              --------------
TOTAL ASSETS                                       10,349
                                              --------------

LIABILITIES
Payables:
  Advisory fees .............................           9
  Administrative fees .......................           1
  Fund shares redeemed ......................           2
  Investment securities purchased ...........         125
                                              --------------
TOTAL LIABILITIES ...........................         137
                                              --------------

NET ASSETS ..................................  $   10,212
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital .............................  $   10,320
Undistributed net investment income .........          23
Accumulated net realized loss on
  investments ...............................        (201)
Net unrealized appreciation on investments ..          70
                                              ==============
                                               $   10,212
                                              ==============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED ...............       1,098
                                              ==============

NET ASSET VALUE PER SHARE ...................  $     9.30
                                              ==============


Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends .................................  $       50
  Interest ..................................          15
                                              --------------
TOTAL INVESTMENT INCOME .....................          65
                                              --------------

EXPENSES
  Advisory fees .............................          43
  Administrative fees .......................           4
                                              --------------
TOTAL EXPENSES ..............................          47
                                              --------------
NET INVESTMENT INCOME .......................          18
                                              --------------

REALIZED AND UNREALIZED GAINS
Net realized gain on investments ............          22
Net change in unrealized appreciation
  on investments ............................         385
                                              --------------
NET REALIZED AND UNREALIZED GAIN ............         407
                                              --------------

NET INCREASE IN NET ASSETS
  FROM OPERATIONS ...........................  $      425
                                              ==============

                     See notes to the financial statements.

LAZARD/JNL SMALL CAP VALUE SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)


                                                                                                  SIX MONTHS
                                                                                                     ENDED        YEAR ENDED
                                                                                                   JUNE 30,      DECEMBER 31,
                                                                                                     2000            1999
                                                                                                 --------------- ---------------

OPERATIONS
  Net investment income .................................................................        $         18       $      23
  Net realized gain (loss) on investments ...............................................                  22             (83)
  Net change in unrealized appreciation on investments ..................................                 385             181
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..............................................                 425             121
                                                                                                 --------------- ---------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ............................................................                   -             (20)
  From net realized gains on investment transactions ....................................                   -               -
                                                                                                 --------------- ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................                   -             (20)
                                                                                                 --------------- ---------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares ......................................................               4,335           2,516
  Reinvestment of distributions .........................................................                   -              20
  Cost of shares redeemed ...............................................................                (861)         (1,128)
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS ......................................               3,474           1,408
                                                                                                 --------------- ---------------

NET INCREASE IN NET ASSETS ..............................................................               3,899           1,509

NET ASSETS BEGINNING OF PERIOD ..........................................................               6,313           4,804
                                                                                                 --------------- ---------------

NET ASSETS END OF PERIOD ................................................................        $     10,212      $    6,313
                                                                                                 =============== ===============

UNDISTRIBUTED NET INVESTMENT INCOME .....................................................        $         23      $       5
                                                                                                 =============== ===============


   (1)SHARE TRANSACTIONs:

     Shares sold ........................................................................                 477             286
     Reinvestment of distributions ......................................................                   -               2
     Shares redeemed ....................................................................                 (93)           (126)
                                                                                                 ---------------  --------------
     Net increase .......................................................................                 384             162
                                                                                                 ===============  ==============

   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities ............................................................        $      5,397      $    4,000
     Proceeds from sales of securities ..................................................               1,892           2,808



                     See notes to the financial statements.

LAZARD/JNL SMALL CAP VALUE SERIES

Financial Highlights (Unaudited)

                                                                                                        PERIOD FROM
                                                                          SIX MONTHS                      MARCH 2,
                                                                            ENDED         YEAR ENDED      1998* TO
                                                                           JUNE 30,      DECEMBER 31,   DECEMBER 31,
                                                                             2000            1999           1998
                                                                        --------------- --------------- --------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ................................   $      8.84     $      8.70     $    10.00
                                                                        --------------- --------------- --------------

INCOME FROM OPERATIONS:
  Net investment income (loss) ......................................         (0.01)           0.03          (0.01)
  Net realized and unrealized gains (losses) on investments .........          0.45            0.14          (1.28)
                                                                        --------------- --------------- --------------
  Total income (loss) from operations ...............................          0.46            0.17          (1.29)
                                                                        --------------- --------------- --------------

LESS DISTRIBUTIONS:
  From net investment income ........................................             -           (0.03)             -
  From net realized gains on investment transactions ................             -               -              -
  Return of capital .................................................             -               -          (0.01)
                                                                        --------------- --------------- --------------
  Total distributions ...............................................             -           (0.03)         (0.01)
                                                                        --------------- --------------- --------------
  Net increase (decrease) ...........................................          0.46            0.14          (1.30)
                                                                        --------------- --------------- --------------

NET ASSET VALUE, END OF PERIOD ......................................   $      9.30     $      8.84     $     8.70
                                                                        =============== =============== ==============

TOTAL RETURN (A) ....................................................         5.20%           1.96%       (12.92)%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..........................   $    10,212     $     6,313     $    4,804
  Ratio of expenses to average net assets (b) .......................         1.15%           1.15%          1.20%
  Ratio of net investment income (loss) to average net assets (b) ...         0.47%           0.43%        (0.04)%
  Portfolio turnover ................................................        24.60%          53.35%         40.15%


RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT:
  Ratio of expenses to average net assets (b) .......................           n/a             n/a          1.89%
  Ratio of net investment loss to average net assets (b) ............           n/a             n/a        (0.73)%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b) Annualized for periods less than one year. See notes to the financial statements.

                        LAZARD/JNL SMALL CAP VALUE SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                         SHARES       MARKET
                                         OR            VALUE
                                         PRINCIPAL    (000'S)
                                          AMOUNT
----------------------------------------------------------------

COMMON STOCKS - 94.8%

ADVERTISING - 0.9%
   R.H. Donnelley Corp. (a)                   4,800  $       93

AEROSPACE & DEFENSE - 0.2%
   AAR Corp.                                  1,300          15

AIRLINES - 0.8%
      Alaska Air Group Inc. (a)               3,200          87

APPAREL - 0.7%
   Men's Wearhouse Inc. (a)                   3,400          76

AUTO PARTS & EQUIPMENT - 2.7%
   Borg Warner Inc.                           2,500          88
   Pennzoil-Quaker State Co.                 11,000         133
   Tower Automotive Inc. (a)                  4,600          57
                                                     -----------
                                                            278

BANKS - 3.1%
   Banta Corp.                                5,700         108
   Chittenden Corp.                           2,500          61
   Southwest Bancorp of Texas Inc. (a)        4,100          85
     Wilmington Trust Corp.                   1,400          60
                                                     -----------
                                                            314

BEVERAGES - 1.0%
   Whitman Corp.                              8,400         104

BIOTECHNOLOGY - 0.7%
      Enzon Inc. (a)                          1,600          68

BUILDING MATERIALS - 1.0%
   Martin Marietta Materials Inc.             2,500         101

CHEMICALS - 2.1%
   Ferro Corp.                                3,900          82
   H.B. Fuller Co.                            1,700          77
   Minerals Technologies Inc.                 1,300          60
                                                     -----------
                                                            219

COMMERCIAL SERVICES - 10.8%
   ACNielsen Corp. (a)                        4,700         103
   American Management Systems Inc. (a)       4,000         131
   CDI Corp. (a)                              3,000          61
   DeVry Inc. (a)                              1200          32
   Gartner Group Inc.                         8,000          96
   Houghton Mifflin Co.                       2,700         126
   ITT Educational Services Inc. (a)          2,400          42
   MAXIMUS Inc. (a)                           3,300          73
   Pittston Brink's Group                     3,063          42
   Polaroid Corp.                             4,500          81
   Spherion Corp. (a)                         3,600          64
   Standard Register Co.                      1,300          18
   United Stationers Inc. (a)                 3,000          97
     Valassis Communications Inc. (a)         3,700         141
                                                     -----------
                                                          1,107


                                          SHARES        MARKET
                                          OR            VALUE
                                          PRINCIPAL     (000'S)
                                          AMOUNT
----------------------------------------------------------------

COMPUTERS - 5.9%
   Affiliates Computer Services Inc. -
   Class A (a)                                1,000  $       33
   Anixter International Inc. (a)             2,500          66
   answerthink inc. (a)                       1,100          18
   Bell & Howell Co. (a)                      5,200         126
   Electronics for Imaging Inc. (a)           2,400          61
   Micron Electronics Inc. (a)                6,600          83
   Quantum Corp.-Hard Disk Drive Group (a)   10,400         115
   RadiSys Corp. (a)                          1,800         102
                                                     -----------
                                                            604

DIVERSIFIED FINANCIAL SERVICES - 2.5%
      BISYS Group Inc. (a)                    1,000          62
      Heller Financial Inc.                   4,200          86
      Profit Recovery Group                   6,500         108
International Inc. (a)
                                                     -----------
                                                            256

ELECTRIC - 0.6 %
   Sierra Pacific Resources                   4,704          60

ELECTRICAL COMPONENTS & EQUIPMENT -
3.2%
   Belden Inc.                                1,600          41
   Diebold Inc.                               2,400          67
   General Semiconductor Inc. (a)             4,600          68
   Mentor Graphics Corp. (a)                  7,400         147
                                                     -----------
                                                            323

ELECTRONICS - 2.5%
   Credence Systems Corp. (a)                   600          33
   Kemet Corp. (a)                            2,400          60
   Sensormatic Electronics Corp. (a)          6,500         103
   Tectronix Inc.                               600          44
                                                     -----------
                                                            240

ENGINEERING & CONSTRUCTION - 2.8%
   Coflexip SA - ADR                          2,000         121
   Dycom Industries Inc. (a)                  1,700          78
   Granite Construction Inc.                  1,900          47
     Insituform Technologies Inc. (a)         1,400          38
                                                     -----------
                                                            284

ENTERTAINMENT - 0.6%
   Imax Corp. (a)                             2,900          66

FOOD - 4.0%
   Adolph Coors Co. - Class B                 1,100          67
   American Italian Pasta Co. (a)             1,800          37
   Flowers Industries Inc.                    5,700         114
   Ralcorp Holdings Inc. (a)                  4,100          50
   Whole Foods Market Inc. (a)                3,300         136
                                                     -----------
                                                            404

FOREST PRODUCTS & PAPER - 0.6%
   Wausau-Mosinee Paper Corp.                 7,000          60



                     See notes to the financial statements.

                        LAZARD/JNL SMALL CAP VALUE SERIES

                                          SHARES        MARKET
                                          OR            VALUE
                                          PRINCIPAL     (000'S)
                                          AMOUNT
----------------------------------------------------------------

HAND & MACHINE TOOLS - 1.4%
   Regal-Beloit Corp.                         4,000  $       64
   Snap-On Inc.                               3,100          82
                                                     -----------
                                                            146

HEALTHCARE - 5.7%
   Apria Healthcare Group Inc. (a)            8,400         103
   Hooper Holms Inc. (a)                      2,600          21
   Inamed Group. (a)                          2,500          92
   Invacare Corp.                             6,300         165
   MedQuist Inc. (a)                          1,420          48
   STERIS  Corp. (a)                          9,100          81
   Varian Medical Systems Inc. (a)            1,900          74
                                                     -----------
                                                            584

HOME BUILDERS - 1.1%
   Kaufman & Broad Home Corp.                 2,000          40
   Toll Brothers Inc. (a)                     3,700          76
                                                     -----------
                                                            116

HOME FURNISHINGS - 3.3%
   Bassett Furniture Industries Inc.          2,100          26
   Ethan Allen Interiors Inc.                 2,700          65
   Furniture Brands International Inc.        5,800          88
   (a)
   Harman International Industries Inc.       2,600         159
                                                     -----------
                                                            338

INSURANCE - 4.4%
   Arthur J. Gallagher & Co.                  2,300          96
   Everest Re Group Ltd. (a)                  3,800         125
   HCC Insurance Holdings Inc.                2,700          51
   Radian Group Inc.                          2,026         105
   RenaissanceRE Holdings Ltd.                1,600          70
                                                     -----------
                                                            447

LEISURE TIME - 0.4%
   Polaris Industries Inc.                    1,200          38

LODGING - 0.5%
   Prime Hospitality Corp. (a)                5,100          47

MACHINERY - 0.5%
   JLG Industries Inc.                        4,000          48

MANUFACTURING - 2.7%
   Circor International Inc.                     50           1
   Crane Co.                                  3,450          83
   Federal Signal Corp.                       5,100          84
   Mark IV Industries Inc.                    2,000          42
   Roper Industries Inc.                      2,600          67
                                                     -----------
                                                            277

MEDIA - 2.0%
   Bowne & Co. Inc.                           6,700          67
   Mail-Well Inc. (a)                         6,200          54
   Pulitzer Inc.                              2,000          84
                                                     -----------
                                                            205

                                          SHARES        MARKET
                                          OR            VALUE
                                          PRINCIPAL     (000'S)
                                          AMOUNT
----------------------------------------------------------------

OFFICE & BUSINESS EQUIPMENT - 1.5%
   Black Box Corp.                              600  $       47
   Dentsply International Inc.                3,400         105
                                                     -----------
                                                            152

OIL & GAS PRODUCERS - 4.7%
   Barrett Resources Corp. (a)                3,200          97
   Core Laboratories N.V. (a)                 3,300          96
   Devon Energy Corp.                         4,000         150
   Helmerich & Payne Inc.                     3,200         100
   Louis Dreyfus Natural Gas Corp. (a)        1,500          34
                                                     -----------
                                                            477

PACKAGING & CONTAINERS - 1.1%
   American National Can Group Inc.           2,000          34
     Packaging Corp. of America (a)           7,500          76
                                                     -----------
                                                            110

PHARMACEUTICALS - 1.2%
   AmeriSource Health Corp. (a)               3,800         118

REAL ESTATE - 3.5%
   Catellus Development Corp. (a)             4,900          73
   Chateau Communities Inc.                   2,400          68
   Chelsea GCA Realty Inc.                    1,100          38
   FelCor Lodging Trust Inc.                  3,400          63
   Kilroy Realty Corp.                        2,100          54
   Mack-Cali Realty Corp.                     2,200          57
                                                     -----------
                                                            353

RETAIL - 5.5%
   Ambercrombie & Fitch Co. -  Class A (a)      500           6
   Borders Group Inc. (a)                     8,300         129
   Brightpoint Inc.                           9,900          86
   Hughes Supply Inc.                         3,200          63
   Lone Star Steakhouse & Saloon Inc.         1,300          13
   Pier 1 Imports Inc.                       12,800         125
   Venator Group Inc. (a)                    13,600         140
                                                     -----------
                                                            562

SAVINGS & LOANS - 2.1%
   Astoria Financial Corp.                    2,135          55
   Queens County Bancorp Inc.                 4,200          77
   Staten Island Bancorp Inc.                 4,700          83
                                                     -----------
                                                            215

SEMICONDUCTORS - 0.1%
   Lam Research Corp. (a)                       300          11

SOFTWARE - 3.2%
   Acxiom Corp. (a)                           3,400          95
     ChoicePoint Inc. (a)                       900          37
     Dendrite International Inc. (a)          1,400          46
     National Data Corp.                      2,900          68
     Transactions Systems Architects
       Inc. (a)                               5,000          86
                                                     -----------
                                                            332

                     See notes to the financial statements.

                        LAZARD/JNL SMALL CAP VALUE SERIES

                                          SHARES        MARKET
                                          OR            VALUE
                                          PRINCIPAL     (000'S)
                                          AMOUNT
----------------------------------------------------------------

STORAGE & WAREHOUSING - 0.5%
   Storage Technology Corp. (a)               5,000  $       55

TELECOMMUNICATIONS - 1.7%
   Allen Telecom Inc. (a)                     4,200          74
     ANTEC Corp. (a)                          1,400          58
     Paradyne Networks Corp. (a)              1,300          42
                                                     -----------
                                                            174

TRANSPORTATION - 0.7%
   CNF Transportation Inc.                    3,300          76
                                                     -----------


     Total Common Stocks
       (cost $9,570)                                      9,640
                                                     -----------

                                          SHARES       MARKET
                                          OR           VALUE
                                          PRINCIPAL    (000'S)
                                          AMOUNT
----------------------------------------------------------------

SHORT TERM INVESTMENTS - 5.2%

MONEY MARKET FUNDS - 5.2%
   Dreyfus Cash Management Plus, 6.51% (b)  513,582  $      514
   Dreyfus Government Cash
    Management, 6.25% (b)                    15,737          16
                                                     -----------

     Total Short Term Investments
       (cost $530)                                          530
                                                     -----------

TOTAL INVESTMENTS - 100%
     (cost $10,100)                                  $   10,170
                                                     ===========

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.

Based on the cost of investments of $10,114 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $1,192, the gross unrealized depreciation was $1,136 and the net unrealized appreciation on investments was $56.

                     See notes to the financial statements.

PPM AMERICA/JNL BALANCED SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)

Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $151,414) .................  $  139,388
Receivables:
  Dividends and interest ....................       1,061
  Fund shares sold ..........................          37
Collateral for securities loaned ............      23,024
                                              --------------
TOTAL ASSETS                                      163,510
                                              --------------

LIABILITIES
Payables:
  Advisory fees .............................          85
  Administrative fees .......................          12
  Fund shares redeemed ......................         166
Return of collateral for securities loaned ..      23,024
                                              --------------
TOTAL LIABILITIES ...........................      23,287
                                              --------------

NET ASSETS ..................................  $  140,223
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital .............................  $  150,258
Undistributed net investment income .........       2,921
Accumulated net loss realized on
  investments ...............................        (930)
Net unrealized depreciation on investments ..     (12,026)
                                              --------------
                                               $  140,223
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED ...............      11,502
                                              ==============

NET ASSET VALUE PER SHARE ...................   $   12.19
                                              ==============


Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends .................................   $     990
  Interest ..................................       2,476
  Securities lending ........................          26
                                              --------------
TOTAL INVESTMENT INCOME .....................       3,492
                                              --------------

EXPENSES
  Advisory fees .............................         502
  Administrative fees .......................          70
                                              --------------
TOTAL EXPENSES ..............................         572
                                              --------------
NET INVESTMENT INCOME .......................       2,920
                                              --------------

REALIZED AND UNREALIZED LOSSES
Net realized loss on investments ............        (965)
Net change in unrealized depreciation
  on investments ............................      (6,633)
                                              --------------
NET REALIZED AND UNREALIZED LOSS ............      (7,598)
                                              --------------

NET DECREASE IN NET ASSETS
  FROM OPERATIONS ...........................   $  (4,678)
                                              ==============

                     See notes to the financial statements.

PPM AMERICA/JNL BALANCED SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                    SIX MONTHS
                                                                                                      ENDED         YEAR ENDED
                                                                                                     JUNE 30,      DECEMBER 31,
                                                                                                       2000            1999
                                                                                                  --------------  --------------

OPERATIONS
  Net investment income ........................................................                  $       2,920   $       4,615
  Net realized gain (loss) on investments ......................................                           (965)          4,135
  Net change in unrealized depreciation on investments .........................                         (6,633)         (9,915)
                                                                                                  --------------  --------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .....................................                         (4,678)         (1,165)
                                                                                                  --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ...................................................                              -          (4,660)
  From net realized gains on investment transactions ...........................                              -          (4,522)
                                                                                                  --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ............................................                              -          (9,182)
                                                                                                  --------------  --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares .............................................                         29,781          77,818
  Reinvestment of distributions ................................................                              -           9,182
  Cost of shares redeemed ......................................................                        (27,892)        (29,615)
                                                                                                  --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .............................                          1,889          57,385
                                                                                                  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS ..........................................                         (2,789)         47,038

NET ASSETS BEGINNING OF PERIOD .................................................                        143,012          95,974
                                                                                                  --------------  --------------

NET ASSETS END OF PERIOD .......................................................                  $     140,223   $     143,012
                                                                                                  ==============  ==============

UNDISTRIBUTED NET INVESTMENT INCOME ............................................                  $       2,921   $           1
                                                                                                  ==============  ==============


   (1)SHARE TRANSACTIONs:

     Shares sold ...............................................................                          2,427           5,662
     Reinvestment of distributions .............................................                              -             730
     Shares redeemed ...........................................................                         (2,273)         (2,162)
                                                                                                  --------------  --------------
     Net increase ..............................................................                            154           4,230
                                                                                                  ==============  ==============

   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities ...................................................                 $       21,631   $      99,324
     Proceeds from sales of securities .........................................                         15,084          42,607

     Purchases of U.S. Government obligations ..................................                 $            -   $      18,615
     Proceeds from sales of U.S. Government obligations ........................                          1,573           3,419

                     See notes to the financial statements.

PPM AMERICA/JNL BALANCED SERIES

Financial Highlights (Unaudited)

                                                                                                          PERIOD FROM    PERIOD FROM
                                                        SIX MONTHS                                          APRIL 1,       MAY 15,
                                                          ENDED                                             1996 TO        1995* TO
                                                         JUNE 30,          YEAR ENDED DECEMBER 31,        DECEMBER 31,    MARCH 31,
                                                           2000          1999        1998        1997         1996           1996
                                                      ------------- ------------- ----------- ------------ ------------- -----------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ...............  $     12.60   $    13.48        13.06       11.92      $   11.17   $   10.00
                                                      ------------- ------------- ----------- ------------ ------------- -----------

INCOME FROM OPERATIONS:
  Net investment income ............................         0.25         0.44         0.47        0.36           0.10        0.25
  Net realized and unrealized gains (losses) on
    investments ....................................       (0.66)        (0.45)        0.84        1.83           0.98        1.40
                                                      ------------- ------------- ----------- ------------ ------------- -----------
  Total income (loss) from operations ..............       (0.41)        (0.01)        1.31        2.19           1.08        1.65
                                                      ------------- ------------- ----------- ------------ ------------- -----------

LESS DISTRIBUTIONS:
  From net investment income .......................            -        (0.44)       (0.47)      (0.36)         (0.15)      (0.19)
  From net realized gains on investment transactions            -        (0.43)       (0.42)      (0.69)         (0.18)      (0.29)
                                                      ------------- ------------- ----------- ------------ ------------- -----------
  Total distributions ..............................            -        (0.87)       (0.89)      (1.05)         (0.33)      (0.48)
                                                      ------------- ------------- ----------- ------------ ------------- -----------
  Net increase (decrease) ..........................        (0.41)       (0.88)        0.42        1.14           0.75        1.17
                                                      ------------- ------------- ----------- ------------ ------------- -----------

NET ASSET VALUE, END OF PERIOD .....................  $     12.19   $    12.60    $   13.48   $   13.06     $    11.92    $  11.17
                                                      ============= ============= =========== ============ ============= ===========

TOTAL RETURN (A) ...................................      (3.25)%      (0.11)%       10.06%      18.43%          9.72%      16.60%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .........  $   140,223   $  143,012    $  95,974   $  59,694     $   24,419    $ 4,761
  Ratio of expenses to average net assets (b) ......        0.82%        0.82%        0.85%       0.93%          1.04%       1.01%
  Ratio of net investment income to average net
    assets (b) .....................................        4.18%        3.71%        3.87%       3.72%          2.39%       2.99%
  Portfolio turnover ...............................       12.12%       35.02%       33.74%     160.88%        158.15%     115.84%

RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT:
  Ratio of expenses to average net assets (b) ......         n/a           n/a        0.85%       0.94%          1.22%       3.71%
  Ratio of net investment income to average net
    assets (b) .....................................         n/a           n/a        3.87%       3.71%          2.21%       0.29%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

                     See notes to the financial statements.

                         PPM AMERICA/JNL BALANCED SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                       SHARES OR     MARKET
                                       PRINCIPAL      VALUE
                                         AMOUNT      (000'S)
----------------------------------------------------------------

COMMON STOCKS - 50.9%

AEROSPACE & DEFENSE - 1.8%
   Lockheed Martin Corp.                    55,900 $     1,387
   United Technologies Corp.                18,600       1,095
                                                   -------------
                                                         2,482

APPAREL - 1.7%
   Liz Claiborne Inc.                       28,100         990
   V.F. Corp.                               58,400       1,398
                                                   -------------
                                                         2,388

AUTO MANUFACTURERS - 1.7%
   Ford Motor Co.                           31,500       1,354
   General Motors Corp.                     16,700         970
                                                   -------------
                                                         2,324

AUTO PARTS & EQUIPMENT - 1.9%
   Delphi Automotive Systems Corp.          85,400       1,243
   TRW Inc.                                 31,300       1,358
   Visteon Corp.                             4,124          50
                                                   -------------
                                                         2,651

BANKS - 3.4%
   Bank of America Corp.                    30,200       1,299
   Chase Manhattan Corp.                    28,950       1,333
   KeyCorp                                  83,800       1,477
   SouthTrust Corp.                         27,100         613
                                                   -------------
                                                         4,722

CHEMICALS - 1.1%
   Rohm & Haas Co.                          46,400       1,601

DIVERSIFIED FINANCIAL SERVICES - 0.7%
   Franklin Resources Inc.                  32,500         987

ELECTRIC - 2.1%
   FirstEnergy Corp.                        61,900       1,447
   GPU Inc. (e)                             52,700       1,426
                                                   -------------
                                                         2,873

ELECTRONICS - 0.8%
   Parker Hannifin Corp.                    32,600       1,117

FOREST PRODUCTS & PAPER - 1.5%
   Fort James Corp.                         46,100       1,066
   Mead Corp.                               38,400         970
                                                   -------------
                                                         2,036

HEALTHCARE - 1.2%
   HCA - The Healthcare Co.                 56,300       1,710

HOME FURNISHINGS - 1.1%
   Maytag Corp.                             42,400       1,564

HOUSEHOLD PRODUCTS - 0.8%
   Fortune Brands Inc.                      48,400       1,116

                                       SHARES OR     MARKET
                                       PRINCIPAL      VALUE
                                         AMOUNT      (000'S)
----------------------------------------------------------------

INSURANCE - 5.0%
   Aetna Inc.                               26,100 $     1,675
   American Financial Group Inc.            28,400         705
   American General Corp.                   23,900       1,458
   Cigna Corp.                              18,100       1,692
   Hartford Financial Services Group        26,800       1,499
   Inc.
                                                   -------------
                                                         7,029

IRON & STEEL - 1.0%
   Nucor Corp.                              40,300       1,337

LEISURE TIME - 0.6%
   Brunswick Corp.                          52,100         863

MANUFACTURING - 2.5%
   Cooper Industries Inc.                   31,100       1,013
   ITT Industries Inc.                      35,900       1,090
   PPG Industries Inc.                      31,200       1,383
                                                   -------------
                                                         3,486

METALS & MINING - 0.9%
   Phelps Dodge Corp.                       34,600       1,287

OFFICE & BUSINESS EQUIPMENT - 0.9%
   Xerox Corp.                              58,300       1,210


OIL & GAS PRODUCERS - 3.4%
   Ashland Inc.                             40,000       1,403
   Chevron Corp.                             7,700         653
   Occidental Petroleum Corp.               62,200       1,310
   Phillips Petroleum Co.                   26,800       1,358
                                                   -------------
                                                         4,724

PACKAGING & CONTAINERS - 0.5%
   Pactiv Corp. (a)                         81,800         644

RETAIL - 2.9%
   Federated Department Stores Inc. (a)     44,900       1,516
   K Mart Corp. (a)                        210,400       1,433
   Sears, Roebuck & Co.                     33,200       1,083
                                                   -------------
                                                         4,032

SAVINGS & LOANS - 3.2%
   Charter One Financial Inc.               78,900       1,814
   Sovereign Bancorp Inc.                  144,200       1,014
   Washington Mutual Inc.                   56,200       1,623
                                                   -------------
                                                         4,451

SOFTWARE - 2.4%
   Computer Associates International
     Inc.                                   33,800       1,730
   Compuware Corp. (a)                     152,600       1,583
                                                   -------------
                                                         3,313

TELECOMMUNICATIONS - 4.7%
   BellSouth Corp.                          23,400         997
   CenturyTel Inc.                          45,200       1,300
   GTE Corp.                                24,200       1,506


                     See notes to the financial statements.

                         PPM AMERICA/JNL BALANCED SERIES

                                       SHARES OR     MARKET
                                       PRINCIPAL      VALUE
                                         AMOUNT      (000'S)
----------------------------------------------------------------

   SBC Communications Inc.                  40,000 $     1,730
   Verizon Communications (a)               20,600       1,047
                                                   -------------
                                                         6,580

TOBACCO - 1.2%
   Philip Morris Cos. Inc.                  66,200       1,759

TRANSPORTATION - 1.9%
   Burlington Northern Santa Fe Corp.       56,400       1,294
   CSX Corp.                                66,600       1,411
                                                   -------------
                                                         2,705
                                                   -------------

     Total Common Stocks
       (cost $80,992)                                   70,991
                                                   -------------

CORPORATE BONDS - 12.1%

AEROSPACE & DEFENSE - 0.9%
   K & F Industries Inc., 9.25%,
    10/15/2007                         $   300,000         283
   Lockheed Martin Corp., 8.50%,
    12/01/2029                           1,000,000       1,019
                                                   -------------
                                                         1,302

AIRLINES - 0.7%
   Atlas Air Inc., 8.77%, 01/02/2011       956,990         945

COMMERCIAL SERVICES - 0.7%
   Aramark Services Inc., 7.00%,
    07/15/2006                           1,000,000         933

DIVERSIFIED FINANCIAL SERVICES - 1.3%
   Erac USA Finance Co., 6.75%,
    05/15/2009 (d)                       1,000,000         899
   Heller Financial Inc., 7.375%,
    11/01/2009                           1,000,000         941
                                                   -------------
                                                         1,840

ELECTRIC - 0.7%
   Southern Energy Inc., 7.90%,
    07/15/2009 (d)                       1,000,000         914

ENTERTAINMENT - 0.7%
   International Speedway Corp.,
    7.875%,
    10/15/2004                           1,000,000         995

FOOD - 1.4%
    Canandaigua Brands, 8.625%,
     08/01/2006 (e)                      1,000,000         988
     Nabisco Inc., 7.05%, 07/15/2007     1,000,000         905
                                                   -------------
                                                         1,893

FOREST PRODUCTS & PAPER - 0.0%
   Buckeye Cellulose Corp., 9.25%,
    09/15/2008                              15,000          15

HEALTHCARE - 0.7%
   Tenet Healthcare Corp., 8.625%,
    01/15/2007                           1,000,000         955


                                       SHARES OR     MARKET
                                       PRINCIPAL      VALUE
                                         AMOUNT      (000'S)
----------------------------------------------------------------

HOLDING COMPANIES - DIVERSIFIED - 0.3%
   Capstar Broadcasting Partners Inc.,
      (Step-Up Bond), 12.75%,          $   500,000  $      460

HOME FURNISHINGS - 0.2%
    Windmere-Durable Holdings Inc.,
    10.00%, 07/31/2008
                                           300,000         294

LEISURE TIME - 0.9%
   Harrah's Operating Co. Inc., 7.50%,
    01/15/2009                           1,000,000         928
   MGM Grand Inc., 6.875%, 02/06/2008      300,000         269
                                                   -------------
                                                         1,197

MEDIA - 1.2%
   British Sky Broadcasting Group Plc,
    8.20%, 07/15/2009                    1,000,000         938
   Century Communications Corp.,
    9.50%, 08/15/2000                      250,000         250
   FrontierVision Holdings LP,
    (Step-Up Bond), 11.875%,
    09/15/2007 (c)                         500,000         430
                                                   -------------
                                                         1,618

PACKAGING & CONTAINERS - 0.4%
   Stone Container Corp., 12.25%,
    04/01/2002                             300,000         300
   U.S. Can Corp., 10.125%, 10/15/2006     300,000         307
                                                   -------------
                                                           607

RETAIL - 0.2%
   United Stationers Supply Co.,
    8.375%, 04/15/2008                     300,000         274

SEMICONDUCTORS - 0.2%
   Hadco Corp., 9.50%, 06/15/2008          300,000         302

TELECOMMUNICATIONS - 1.0%
   AT&T Canada Inc., 12.00%,               300,000         337
   08/15/2007
   Rogers Cantel Inc., 9.375%,           1,000,000       1,030
   06/01/2008
                                                   -------------
                                                         1,367

TOBACCO - 0.6%
   Imperial Tobacco Overseas BV,
   7.125%,
    04/01/2009                           1,000,000         890
                                                   -------------

     Total Corporate Bonds
       (cost $17,530)                                   16,801
                                                   -------------

U.S. GOVERNMENT SECURITIES - 34.7%

U.S. GOVERNMENT AGENCIES - 21.0%
   Federal Home Loan Mortgage Corp.
    6.50%, 05/01/2001                      270,605         267
    6.00%, 07/01/2001                      225,035         220
    6.45%, 04/29/2009                    3,400,000       3,166
    7.50%, 11/01/2011                      450,626         450
    6.50%, 04/01/2012                      506,577         493


                     See notes to the financial statements.

                         PPM AMERICA/JNL BALANCED SERIES

                                        SHARES OR     MARKET
                                        PRINCIPAL     VALUE
                                         AMOUNT      (000'S)
----------------------------------------------------------------

    7.00%, 01/01/2013                  $   632,689 $       625
    8.00%, 10/01/2024                      331,413         333
    7.50%, 11/01/2024                      354,040         351
    6.50%, 02/01/2027                      304,274         292
    7.50%, 03/01/2027                      365,607         362
    6.50%, 12/01/2027                      397,414         378
    7.00%, 09/01/2028                      420,972         410
    7.00%, 11/01/2028                      484,335         469
    7.50%, 02/01/2029                      449,310         446
    6.50%, 05/01/2029                      498,716         471
   Federal National Mortgage
   Association
    7.10%, 10/18/2004 (e)                3,400,000       3,355
    7.50%, 04/01/2012                      258,005         257
    5.50%, 01/01/2014                      707,380         659
    6.50%, 05/01/2014                      927,957         895
    7.50%, 10/01/2025                    1,227,457       1,214
    7.00%, 09/01/2027                      589,167         574
    6.50%, 08/01/2028                      653,108         619
    7.00%, 08/01/2028                      603,641         585
    7.00%, 08/01/2028                      365,674         355
    7.00%, 09/01/2028                      652,225         632
    6.50%, 10/01/2028                      490,294         462
    6.50%, 11/01/2028                      880,233         833
    6.50%, 12/01/2028                      569,335         537
    6.00%, 03/01/2029                      954,407         878
    7.50%, 05/01/2029                      716,901         708
    7.50%, 09/01/2029                    2,042,483       2,014
   Government National Mortgage
   Association
    7.00%, 09/15/2013                      423,302         419
    6.00%, 04/15/2014                    1,153,550       1,099
    6.50%, 04/15/2026                      828,440         794
    7.50%, 07/15/2027                      289,673         288
    8.00%, 02/15/2028                      350,302         354
    7.00%, 05/15/2028                      347,720         340
    7.00%, 06/15/2028                      676,912         660
    7.50%, 04/15/2029                      821,962         816
    7.00%, 07/15/2029                    1,187,573       1,155
                                                   -------------
                                                        29,235

U.S. TREASURY SECURITIES - 13.7%
   U.S. Treasury Bonds
    6.25%, 08/15/2023 (e)                3,000,000       3,019
   U.S. Treasury Notes
    6.125%, 07/31/2000 (e)               1,000,000       1,000
    6.25%, 08/31/2000 (e)                2,200,000       2,201
    6.25%, 10/31/2001 (e)                3,500,000       3,488


                                       SHARES OR     MARKET
                                       PRINCIPAL      VALUE
                                         AMOUNT      (000'S)
----------------------------------------------------------------

    6.25%, 02/15/2003 (e)              $ 1,300,000 $     1,296
    5.50%, 02/28/2003 (e)                2,100,000
                                                         2,055
    7.875%, 11/15/2004 (e)                 550,000         582
    5.875%, 11/15/2005 (e)               3,145,000       3,091
   U.S. Treasury Strips
    Interest Strip, 5.97%, 05/15/2007    1,745,000       1,147
    Interest Strip, 6.03%, 08/15/2003    1,530,000       1,266
    (e)
                                                   -------------
                                                        19,145
                                                   -------------

     Total U.S. Government Securities
       (cost $49,712)                                   48,380
                                                   -------------

WARRANTS - 0.0%

   AT&T Canada Inc. (d)                        300          34
   Knology Holdings Inc.                       600           2
                                                   -------------

     Total Warrants
       (cost $0)                                            36
                                                   -------------

SHORT TERM INVESTMENTS - 2.3%

COMMERCIAL PAPER - 2.3%
   Household Finance Corp., 6.88%,       3,163,790       3,164
    07/03/2000

MONEY MARKET FUND - 0.0%
   Dreyfus Cash Management Plus,
    6.51% (b)                               16,254          16
                                                   -------------

     Total Short Term Investments
       (cost $3,180)                                     3,180
                                                   -------------

TOTAL INVESTMENTS - 100%
   (cost $151,414)                                 $   139,388
                                                   =============
--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate stated is the quoted yield as of June 30, 2000.
(c) Denotes deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(d) 144a security. Certain conditions for public sale may exist. (e) All or a portion of this security has been loaned.


Based on the cost of investments of $151,720 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $4,367, the gross unrealized depreciation was $16,699 and the net unrealized depreciation on investments was $12,332.

                     See notes to the financial statements.

PPM AMERICA/JNL HIGH YIELD BOND SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)

Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $159,937) ...............   $     144,407
Receivables:
  Interest ................................           3,430
  Fund shares sold ........................             101
  Investment securities sold ..............           3,759
Collateral for securities loaned ..........          26,079
                                              --------------
TOTAL ASSETS ..............................         177,776
                                              --------------

LIABILITIES
Payables:
  Advisory fees ...........................              86
  Administrative fees .....................              12
  Fund shares redeemed ....................             128
  Investment securities purchased .........           3,213
Return of collateral for securities loaned           26,079
                                              --------------
TOTAL LIABILITIES .........................          29,518
                                              --------------

NET ASSETS ................................   $     148,258
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $     165,050
Undistributed net investment income .......           7,376
Accumulated net realized loss on
  investments .............................          (8,638)
Net unrealized depreciation on investments          (15,530)
                                              --------------
                                              $     148,258
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED .............          14,849
                                              ==============

NET ASSET VALUE PER SHARE .................   $        9.98
                                              ==============


Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Interest ................................     $     7,957
  Securities lending ......................              13
                                              --------------
TOTAL INVESTMENT INCOME ...................           7,970
                                              --------------

EXPENSES
  Advisory fees ...........................             521
  Administrative fees .....................              73
                                              --------------
TOTAL EXPENSES ............................             594
                                              --------------
NET INVESTMENT INCOME .....................           7,376
                                              --------------

REALIZED AND UNREALIZED LOSSES
Net realized loss on investments ..........          (3,433)
Net change in unrealized depreciation
  on investments ..........................          (6,106)
                                              --------------
NET REALIZED AND UNREALIZED LOSS ..........          (9,539)
                                              --------------

NET DECREASE IN NET ASSETS
  FROM OPERATIONS .........................    $   (2,163)
                                              ==============


                     See notes to the financial statements.

PPM AMERICA/JNL HIGH YIELD BOND SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                   SIX MONTHS
                                                                                                     ENDED        YEAR ENDED
                                                                                                   JUNE 30,      DECEMBER 31,
                                                                                                      2000            1999
                                                                                                  --------------  --------------

OPERATIONS
  Net investment income ..................................................................        $       7,376   $      11,710
  Net realized loss on investments .......................................................               (3,433)         (4,904)
  Net change in unrealized depreciation on investments ...................................               (6,106)         (5,574)
                                                                                                  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ....................................               (2,163)          1,232
                                                                                                  --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income .............................................................                    -         (11,745)
  From net realized gains on investment transactions .....................................                    -               -
                                                                                                  --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................                    -         (11,745)
                                                                                                  --------------  --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares .......................................................               36,630          81,314
  Reinvestment of distributions ..........................................................                    -          11,745
  Cost of shares redeemed ................................................................              (33,232)        (37,008)
                                                                                                  --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .......................................                3,398          56,051
                                                                                                  --------------  --------------

NET INCREASE IN NET ASSETS ...............................................................                1,235          45,538

NET ASSETS BEGINNING OF PERIOD ...........................................................              147,023         101,485
                                                                                                  --------------  --------------

NET ASSETS END OF PERIOD .................................................................        $     148,258   $     147,023
                                                                                                  ==============  ==============

UNDISTRIBUTED NET INVESTMENT INCOME ......................................................        $       7,376   $           -
                                                                                                  ==============  ==============


   (1)SHARE TRANSACTIONs:

     Shares sold .........................................................................                3,657           7,408
     Reinvestment of distributions .......................................................                    -           1,159
     Shares redeemed .....................................................................               (3,317)         (3,375)
                                                                                                  --------------  --------------
     Net increase ........................................................................                  340           5,192
                                                                                                  ==============  ==============

   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities .............................................................        $      50,910   $     121,389
     Proceeds from sales of securities ...................................................               41,835          72,666

                     See notes to the financial statements.

PPM AMERICA/JNL HIGH YIELD BOND SERIES

Financial Highlights (Unaudited)

                                                                                                           PERIOD FROM  PERIOD FROM
                                                       SIX MONTHS                                            APRIL 1,      MAY 15,
                                                          ENDED                                             1996 TO      1995* TO
                                                        JUNE 30,           YEAR ENDED DECEMBER 31,         DECEMBER 31,   MARCH 31,
                                                          2000         1999         1998        1997          1996          1996
                                                      ------------- ----------- ----------- ------------ ------------- ------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ...............  $     10.13   $   10.89   $   11.48   $    10.67   $     10.23   $     10.00
                                                      ------------- ----------- ----------- ------------ ------------- ------------

INCOME FROM OPERATIONS:
  Net investment income ............................         0.50        0.88        0.91         0.59          0.51          0.73
  Net realized and unrealized gains (losses)
    on investments .................................        (0.65)      (0.76)      (0.47)        1.02          0.64          0.04
                                                      ------------- ----------- ----------- ------------ ------------- ------------
  Total income (loss) from operations ..............        (0.15)       0.12        0.44         1.61          1.15          0.77
                                                      ------------- ----------- ----------- ------------ ------------- ------------

LESS DISTRIBUTIONS:
  From net investment income .......................            -       (0.88)      (0.91)       (0.59)        (0.69)        (0.54)
  From net realized gains on investment transactions            -           -       (0.12)       (0.21)        (0.02)            -
                                                      ------------- ----------- ----------- ------------ ------------- ------------
  Total distributions ..............................            -       (0.88)      (1.03)       (0.80)        (0.71)        (0.54)
                                                      ------------- ----------- ----------- ------------ ------------- ------------
  Net increase (decrease) ..........................        (0.15)      (0.76)      (0.59)        0.81          0.44          0.23
                                                      ------------- ----------- ----------- ------------ ------------- ------------

NET ASSET VALUE, END OF PERIOD .....................  $      9.98   $   10.13   $   10.89   $    11.48   $     10.67    $    10.23
                                                      ============= =========== =========== ============ ============= ============

TOTAL RETURN (A) ...................................      (1.48)%       1.09%       3.84%       15.05%        11.24%         7.82%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .........  $   148,258   $ 147,023   $ 101,485   $   62,712     $  13,396    $    6,156
  Ratio of expenses to average net assets (b) ......        0.82%       0.82%       0.83%        0.90%         0.88%         0.88%

  Ratio of net investment income to average net
  assets (b) .......................................       10.14%       9.22%       8.62%        8.15%         8.64%         8.34%
  Portfolio turnover ...............................       31.49%      61.03%     129.85%      189.25%       113.08%       186.21%


RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT:
  Ratio of expenses to average net assets (b) ......          n/a         n/a       0.83%        0.90%         1.21%         1.50%
  Ratio of net investment income to average net
    assets (b) .....................................          n/a         n/a       8.62%        8.15%         8.31%         7.72%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

                     See notes to the financial statements.

                     PPM AMERICA/JNL HIGH YIELD BOND SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000


                                        SHARES       MARKET
                                        OR           VALUE
                                        PRINCIPAL    (000'S)
                                        AMOUNT
--------------------------------------------------------------

CORPORATE BONDS - 90.3%

AEROSPACE & DEFENSE - 0.7%
   K&F Industries Inc., 9.25%,
   10/15/2007                          $ 1,100,000 $   1,039

BEVERAGES - 1.3%
   National Wine & Spirits Inc.,
   10.125%,
    01/15/2009                           2,000,000     1,940

BUILDING MATERIALS - 6.0%
   Brand Scaffold Services Inc.,
   10.25%,
    02/15/2008                           2,000,000     1,755
   Juno Lighting Inc.,
    11.875%
    07/01/2009 (e)                       2,100,000     1,743
   NCI Building Systems Inc., 9.25%,
    05/01/2009 (e)                       2,000,000     1,880
   Nortek Inc., 9.25%, 03/15/2007        2,000,000     1,870
   Schuff Steel Co., 10.50%,
   06/01/2008 (e)                        2,000,000     1,380
                                                  ------------
                                                       8,628

CHEMICALS - 2.4%
    Georgia Gulf Corp., 10.375%,         1,200,000     1,248
11/01/2007
   Lyondell Chemical Co.,
    10.875%, 05/01/2009 (e)              1,000,000       988
   PCI Chemicals Canada Inc.,
    9.25%, 10/15/2007 (e)                1,965,000     1,218
                                                  ------------
                                                       3,454

COMMERCIAL SERVICES - 1.9%
   Iron Mountain Inc., 8.125%,
   05/15/2008                            1,000,000       880
   Marsulex Inc., 9.625%, 07/01/2008(e)  2,000,000     1,860
                                                  ------------
                                                       2,740

COMPUTERS - 0.5%
   Globix Corp., 12.50%, 02/01/2010        800,000       656

DIVERSIFIED FINANCIAL SERVICES - 2.5%
   DVI Inc., 9.875%, 02/01/2004          2,000,000     1,820
    Knology Holdings Inc., (Step-Up
    Bond),
    11.875%, 10/15/2007 (a)              3,200,000     1,728
                                                  ------------
                                                       3,548

ENTERTAINMENT - 5.7%
   Alliance Atlantis Communications
   Corp.,
    13.00%, 12/15/2009                   2,065,000     2,117
   Hollywood Casino Shreveport,
    13.00%, 08/01/2006                   1,600,000     1,700
   Horseshoe Gaming Holdings Corp.,
    8.625%,
    05/15/2009,
    (Step-Up Bond) (a) (e)               1,800,000     1,696
   Imax Corp., 7.875%, 12/01/2005        2,500,000     2,262
    Station Casinos Inc., 9.875%,
    07/01/2010                             400,000       401
                                                  ------------
                                                       8,176
FOOD - 2.5%
     Agrilink Foods Inc.,
    11.875%, 11/01/2008 (e)              2,000,000     1,560


                                        SHARES         MARKET
                                        OR             VALUE
                                        PRINCIPAL      (000'S)
                                        AMOUNT
--------------------------------------------------------------

    Canandaigua Brands Inc.,
    8.625%, 08/01/2006 (e)             $ 2,000,000 $   1,975

                                                  ------------
                                                       3,535

FOREST PRODUCTS & PAPER - 0.6%
   Kappa Beheer BV, 10.625%,
   07/15/2009                              800,000       816

HEALTHCARE - 3.9%
   Eye Care Centers of America Inc.,
    9.125%, 05/01/2008 (e)
                                         2,000,000     1,140
   LifePoint Hospitals Holdings Inc.,
    10.75%, 05/15/2009 (e)               2,000,000     2,060
   Tenet Healthcare Corp.
    8.625%, 01/15/2007                   2,000,000     1,910
    8.125%, 12/01/2008                     500,000       457
                                                  ------------
                                                       5,567

HOLDING COMPANIES - DIVERSIFIED - 2.4%
   Capstar Broadcasting Partners
    Inc., (Step-Up Bond), 12.75%,
    02/01/2009 (a)                       2,350,000     2,162
   Elgar Holdings Inc., 9.875%,
    02/01/2008                           2,400,000     1,320
                                                  ------------
                                                       3,482

HOME BUILDERS - 1.5%
   D.R. Horton Inc., 10.50%,
   04/01/2005 (e)                        2,200,000     2,214

HOME FUNISHINGS - 1.6%
   Windmere - Durable Holdings
      Inc.,
      10.00%, 07/31/2008                 2,400,000     2,352

LEISURE TIME - 1.3%
   Jupiters Ltd., 8.50%, 03/01/2006      2,000,000     1,865

LODGING - 1.3%
   HMH Properties, 7.875%, 08/01/2005    2,000,000     1,850

MACHINERY - 1.1%
   National Equipment Services Inc.,
    10.00%, 11/30/2004                   2,000,000     1,660

MANUFACTURING - 1.2%
   Prestolite Electric Inc., 9.625%,
   02/01/2008                            2,060,000     1,318
   WR Carpenter North America,
    10.625%, 06/15/2007                  1,850,000       370
                                                  ------------
                                                       1,688

MEDIA - 9.3%
   Advanstar Communications Inc.,
    9.25%, 05/01/2008                    1,000,000       960
   CBS Radio Inc., 11.375%,
   01/15/2009                              568,900       617
   Charter Communications Holdings,
    10.25%, 01/15/2010 (e)               1,000,000       967
    11.75%, 01/15/2010 (Step-Up Bond)
    (a)                                  2,725,000     1,550
   Echostar DBS Corp., 9.375%,
        02/01/2009                       2,000,000     1,920
   FrontierVision Holdings LP
    11.00%, 10/15/2006                     400,000       404
    11.875%, 09/15/2007 (Step-Up
     Bond) (a)                           1,300,000     1,118


                     See notes to the financial statements.

                     PPM AMERICA/JNL HIGH YIELD BOND SERIES

                                        SHARES        MARKET
                                        OR            VALUE
                                        PRINCIPAL     (000'S)
                                        AMOUNT
--------------------------------------------------------------

   Gray Communications System Inc.,
    10.625%, 10/01/2006                $ 1,100,000 $   1,095
   Primedia Inc., 8.50%, 02/01/2006      2,000,000     1,890
   Rogers Cablesystems Ltd.,
    10.00%, 03/15/2005                   1,100,000     1,125
   United Pan-Europe Communications
    NV,
    11.25%, 02/01/2010 (e)               3,900,000     1,833
                                                  ------------
                                                      13,479

OFFICE & BUSINESS EQUIPMENT - 0.9%
    General Binding Corp.,
    9.375%,         06/01/2008           2,000,000     1,300

PACKAGING & CONTAINERS - 7.1%
   Four M Corp., 12.00%, 06/01/2006      2,000,000     1,840
   Huntsman Packaging Corp.,
    13.00%, 06/01/2010                   1,000,000     1,030
   Packaging Corp. of America,
    9.625%, 04/01/2009                   1,000,000       992
   Riverwood International Corp.,
    10.625%, 08/01/2007                  2,000,000     1,940
   Stone Container Corp.,
    12.25%, 04/01/2002                   2,400,000     2,400
   U.S. Can Corp., 10.125%,
   10/15/2006                            2,000,000     2,045
                                                  ------------
                                                      10,247

RETAIL - 4.5%
   APCOA Inc., 9.25%, 03/15/2008 (c)     1,500,000       527
   Buhrmann U.S. Inc.,
    12.25%, 11/01/2009                   1,850,000     1,942
   Finlay Enterprises Inc.,
    9.00%, 05/01/2008                    2,075,000     1,826
   Jo-Ann Stores Inc., 10.375%,
      05/01/2007 (e)                     2,500,000     2,238
                                                  ------------
                                                       6,533

SEMICONDUCTORS - 1.4%
   Hadco Corp., 9.50%, 06/15/2008        2,000,000     2,015

SOFTWARE - 2.3%
   Covad Communications Group,
    12.00%, 02/15/2010                   1,950,000     1,521
   PSINet Inc., 11.00%, 08/01/2009       2,000,000     1,860
                                                  ------------
                                                       3,381

TELECOMMUNICATIONS - 24.1%
   Adelphia Communications,
    9.375%, 11/15/2009                   1,000,000       925
   AT&T Canada Inc.  9.95%,
   06/15/2008,
     (Step-Up Bond) (a)                  1,000,000       812
         12.00%, 08/15/2007                800,000       898
   Crown Castle International Corp.,
    10.75%, 08/01/2011 (e)               2,000,000     2,027
   Focal Communications Corp.,
    11.875%, 01/15/2010 (d)              1,525,000     1,533
   Insight Midwest, 9.75%, 10/01/2009
   (e)                                   2,000,000     1,960
   Intermedia Communications Inc.,
   (Step-
    Up Bond), 12.25%, 03/01/2009 (a)     2,750,000     1,657


                                        SHARES        MARKET
                                        OR            VALUE
                                        PRINCIPAL     (000'S)
                                        AMOUNT
--------------------------------------------------------------

   KMC Telecom Holdings Inc.,
    13.50%, 05/15/2009                 $ 1,000,000  $    880
   Level 3 Communications Inc.
    9.125%, 05/01/2008 (e)               1,250,000     1,122
    11.00%, 03/15/2008 (Step-Up Bond)
    (a)(d)                               1,000,000       990
   McLeodUSA Inc., 9.25%, 07/15/2007     2,000,000     1,930
   Metrocall Inc., 11.00%, 09/15/2008
   (e)                                   2,000,000     1,400
   Metromedia Fiber Network Inc.,
    10.00%, 12/15/2009 (e)               2,000,000     1,970
   Nextel Communications Inc.,
    (Step-Up Bond), 9.95%,
    02/15/2008 (a) (d)                   2,550,000     1,868
   NEXTLINK Communications Inc.,
    10.75%, 06/01/2009                   2,000,000     1,970
   NorthEast Optic Network Inc.,
    12.75%, 08/15/2008                   2,000,000     1,910
   Primus Telecommunications Group
   Inc.,
    11.25%, 01/15/2009                   2,000,000     1,560
   RCN Corp., 10.00%, 10/15/2007 (e)     2,000,000     1,695
   Rogers Cablesystems Ltd., 10.00%,
    12/01/2007                           1,000,000     1,022
   Rogers Cantel Inc.
    8.80%, 10/01/2007                    1,000,000       995
    9.375%, 06/01/2008                   1,000,000     1,030
    9.75%, 06/01/2016                      200,000       216
   Williams Communications Group Inc.,
    10.875%, 10/01/2009 (e)              2,500,000     2,444
   Winstar Communicastions Inc.,
    (Step-Up Bond), 14.75%,
    04/15/2010 (a) (d)                   4,300,000     2,000
                                                  ------------
                                                      34,814

TEXTILES - 0.3%
   Pillowtex Corp., 10.00%, 11/15/2006   1,330,000       466

TRANSPORTATION - 2.0%
   GulfMark Offshore Inc.,
    8.75%, 06/01/2008                    1,000,000       928
   Ultrapetrol (Bahamas) Ltd.,
    10.50%, 04/01/2008                   2,400,000     1,968
                                                  ------------
                                                       2,896
                                                  ------------

     Total Corporate Bonds
       (cost $145,894)                               130,341
                                                  ------------

GOVERNMENT SECURITY - 1.3%

SOVEREIGN - 1.3%
   Republic of Argentina,
    11.00%, 10/09/2006                   2,000,000     1,880
                                                  ------------

     Total Government Security
       (cost $2,026)                                   1,880
                                                  ------------

                     See notes to the financial statements.

                     PPM AMERICA/JNL HIGH YIELD BOND SERIES

                                        SHARES      MARKET
                                        OR          VALUE
                                        PRINCIPAL   (000'S)
                                        AMOUNT
--------------------------------------------------------------

WARRANTS - 0.1%

   @Track Communications Inc.                1,500   $    15
   AT&T Canada Inc. (d)                      1,300       146
   Knology Holdings Inc.                     2,200         9
   Terex Corp.                                 400         6
                                                  ------------

     Total Warrants
       (cost $7)                                         176
                                                  ------------

SHORT TERM INVESTMENTS - 8.3%

COMMERCIAL PAPER - 8.3%
   American Express Credit Corp.
    6.65%, 07/03/2000                  $ 1,000,000     1,000
    6.78%, 07/05/2000                    1,850,000     1,804
    6.75%, 07/06/2000                    1,000,000       999

   DaimlerChrysler NA Holdings Inc.,
    6.81%, 07/05/2000
                                         3,700,000     3,697


                                       SHARES       MARKET
                                       PRINCIPAL    VALUE
                                       AMOUNT       (000'S)
--------------------------------------------------------------

   Ford Motor Credit Co., 6.81%,
    07/05/2000                        $1,000,000    $    999
   Household Finance Corp., 6.88%,
    07/03/2000                          3,500,000      3,499
                                                  ------------
                                                      11,998

MONEY MARKET FUND - 0.0%
   Dreyfus Cash Management Plus,
     6.51%, (b)                             12,361        12
                                                  ------------

     Total Short Term Investments
       (cost $12,010)                                 12,010
                                                  ------------

TOTAL INVESTMENTS - 100%
   (cost $159,937)                                 $ 144,407
                                                  ============


--------------------------------------------------------------------------------
(a) Denotes deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.
(c) Security pledged as collateral for investment purchased on a when-issued or delayed settlement basis.
(d)  144a security. Certain conditions for public sale may exist.
(e)  All or a portion of this security has been loaned.


Based on the cost of investments of $159,937 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $898, the gross unrealized depreciation was $16,428 and the net unrealized depreciation on investments was $15,530.

                     See notes to the financial statements.

PPM AMERICA/JNL MONEY MARKET SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $167,643) ...............   $     167,643
Receivables:
  Fund shares sold ........................             876
                                              --------------
TOTAL ASSETS ..............................         168,519
                                              --------------

LIABILITIES
Payables:
  Advisory fees ...........................              80
  Administrative fees .....................              14
  Fund shares redeemed ....................          21,083
                                              --------------
TOTAL LIABILITIES .........................          21,177
                                              --------------

NET ASSETS ................................   $     147,342
                                              ==============

NET ASSETS CONSIST OF:
   Paid-in capital ........................   $     147,342
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED .............         147,342
                                              ==============

NET ASSET VALUE PER SHARE .................   $        1.00
                                              ==============


Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Interest ................................   $       4,541
                                              --------------

EXPENSES
  Advisory fees ...........................             441
  Administrative fees .....................              74
                                              --------------
TOTAL EXPENSES ............................             515
                                              --------------
NET  INVESTMENT  INCOME ...................           4,026
                                              --------------

NET INCREASE IN NET ASSETS FROM ...........   $       4,026
                                              ==============


                     See notes to the financial statements.

PPM AMERICA/JNL MONEY MARKET SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                   SIX MONTHS
                                                                                                     ENDED         YEAR ENDED
                                                                                                    JUNE 30,      DECEMBER 31,
                                                                                                      2000            1999
                                                                                                  --------------  --------------

OPERATIONS
  Net investment income ...................................................................       $       4,026   $       4,635
                                                                                                  --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ..............................................................              (4,026)         (4,635)
                                                                                                  --------------  --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares ........................................................             778,672         529,903
  Reinvestment of distributions ...........................................................               4,026           4,635
  Cost of shares redeemed .................................................................            (799,802)       (426,441)
                                                                                                  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .............................             (17,104)        108,097
                                                                                                  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS .....................................................             (17,104)        108,097

NET ASSETS BEGINNING OF PERIOD ............................................................             164,446          56,349
                                                                                                  --------------  --------------

NET ASSETS END OF PERIOD ..................................................................       $     147,342   $     164,446
                                                                                                  ==============  ==============


   (1)SHARE TRANSACTIONs:

     Shares sold ..........................................................................             778,672         529,903
     Reinvestment of distributions ........................................................               4,026           4,635
     Shares redeemed ......................................................................            (799,802)       (426,441)
                                                                                                  --------------  --------------
     Net increase (decrease) ..............................................................             (17,104)        108,097
                                                                                                  ==============  ==============

                     See notes to the financial statements.

PPM AMERICA/JNL MONEY MARKET SERIES

Financial Highlights (Unaudited)

                                                                                                         PERIOD FROM     PERIOD FROM
                                           SIX MONTHS                                                      APRIL 1,        MAY 15,
                                             ENDED                                                         1996 TO         1995* TO
                                            JUNE 30,                YEAR ENDED DECEMBER 31,              DECEMBER 31,     MARCH 31,
                                              2000            1999           1998            1997            1996            1996
                                         --------------- ------------- --------------- ---------------- --------------- ------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ... $     1.00      $     1.00    $      1.00     $      1.00      $     1.00      $     1.00
                                         --------------- ------------- --------------- ---------------- --------------- ------------

INCOME FROM OPERATIONS:
  Net investment income ................       0.03            0.05           0.05            0.05            0.04            0.04
                                         --------------- ------------- --------------- ---------------- --------------- ------------

LESS DISTRIBUTIONS:
  From net investment income ...........      (0.03)          (0.05)         (0.05)          (0.05)          (0.04)          (0.04)
                                         --------------- ------------- --------------- ---------------- --------------- ------------
  Net increase .........................          -               -              -               -               -               -
                                         --------------- ------------- --------------- ---------------- --------------- ------------

NET ASSET VALUE, END OF PERIOD ......... $     1.00      $     1.00    $      1.00     $      1.00      $     1.00      $     1.00
                                         =============== ============= =============== ================ =============== ============

TOTAL RETURN (A) .......................      2.74%           4.67%          4.99%           5.01%           3.61%           4.59%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in
     thousands) ........................ $  147,342      $  164,446    $    56,349     $    41,808      $   23,752      $    6,816
  Ratio of expenses to average net
     assets (b) ........................      0.70%           0.70%          0.74%           0.75%           0.75%           0.75%
  Ratio of net investment income to
     average net assets (b) ............      5.46%           4.63%          4.87%           4.92%           4.75%           5.06%

RATIO INFORMATION ASSUMING NO EXPENSE:
  Ratio of expenses to average net
     assets (b) ........................        n/a             n/a          0.75%           0.76%           0.85%           1.30%
  Ratio of net investment income to
     average net assets (b) ............        n/a             n/a          4.86%           4.91%           4.65%           4.51%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

                     See notes to the financial statements.

                       PPM AMERICA/JNL MONEY MARKET SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                                    AMORTIZED
                                         PRINCIPAL     COST
                                          AMOUNT      (000'S)
----------------------------------------------------------------

COMMERCIAL PAPER - 100%

AUTO MANUFACTURERS - 3.6%
   DaimlerChrysler NA Holdings Inc.,
     6.54%, 07/05/2000                  $6,000,000    $  5,996

AUTO PARTS & EQUIPMENT - 0.5%
   Goodyear Tire & Rubber, 6.80%,          950,000         944
   08/01/2000

BEVERAGES - 3.6%
   Coca-Cola Co.
     6.53%, 07/21/2000                   2,200,000       2,192
     6.50%, 07/27/2000                   3,800,000       3,782
                                                    ------------
                                                         5,974

CHEMICALS - 3.2%
   E.I. du Pont de Nemours & Co.
     6.15%, 07/10/2000                   2,500,000       2,496
     6.10%, 07/17/2000                   1,400,000       1,396
     6.59%, 08/17/2000                   1,475,000       1,462
                                                    ------------
                                                         5,354

COMPUTERS - 2.1%
   International Business Machines
   Corp.,
    6.46%, 07/14/2000                    3,600,000       3,592

DIVERSIFIED FINANCIAL SERVICES - 37.9%
   American Express Credit Corp.
     6.50%, 07/07/2000                   4,545,000       4,540
     6.52%, 07/31/2000                   1,500,000       1,492
   American General Finance Corp.
     6.00%, 07/28/2000                   1,700,000       1,692
     6.00%, 07/31/2000                   4,000,000       3,980
   CIT Group Holding Inc., 6.60%,
     07/31/2000                          6,000,000       5,967
   Countywide Home Loans Inc.
     6.75%, 07/20/2000                   4,000,000       3,986
     6.59%, 08/07/2000                   2,020,000       2,006
   Ford Motor Credit Co., 6.53%,
     07/24/2000                          5,500,000       5,477
   General Electric Capital Corp.
     6.66%, 07/13/2000                     210,000         210
     6.09%, 10/02/2000                   1,200,000       1,181
   General Motors Acceptance Corp.
     5.98%, 07/10/2000                   2,500,000       2,496
     6.52%, 07/21/2000                   3,000,000       2,989
   GTE Corp., 6.60%, 07/21/2000          1,765,000       1,759
   Heller Financial Inc., 6.87%,
     07/05/2000                          1,000,000         999
   Honeywell International Inc.
     6.48%, 07/05/2000                     780,000         779
     6.50%, 07/05/2000                   4,000,000       3,997
   Household Finance Corp., 6.88%,
     07/03/2000                          7,000,000       6,997
   John Deere Capital, 6.39%, 07/10/2000 6,000,000       5,990
   Merrill Lynch & Co. Inc.
     6.52%, 07/12/2000                     660,000         659
     6.68%, 09/05/2000                     390,000         385
   USAA Capital Corp.
     6.10%, 07/10/2000                   1,400,000       1,398
     6.55%, 09/08/2000                   4,600,000       4,542
                                                    ------------
                                                        63,521


                                                    AMORTIZED
                                         PRINCIPAL     COST
                                          AMOUNT      (000'S)
----------------------------------------------------------------

ELECTRIC - 3.6%
   Florida Power & Light Co.
     6.52%, 07/10/2000                 $ 4,300,000    $  4,293

     6.53%, 07/25/2000                   1,700,000       1,693
                                                    ------------
                                                         5,986

ENTERTAINMENT - 3.1%
   Walt Disney Co.
     6.02%, 07/10/2000                   2,690,000       2,686
     6.06%, 07/10/2000                   2,500,000       2,496
                                                    ------------
                                                         5,182

FOOD - 13.9%
   Campbell Soup Co., 6.10%, 07/18/2000  6,000,000       5,983
   ConAgra Inc., 6.73%, 08/02/2000         950,000         944
   H.J. Heinz Co., 6.53%, 08/02/2000     4,400,000       4,375
   Hershey Foods Corp.
     6.50%, 07/06/2000                     120,000         120
     6.51%, 07/31/2000                   6,000,000       5,967
   Sara Lee Corp., 6.53%, 07/06/2000     5,875,000       5,870
                                                    ------------
                                                        23,259

HEALTHCARE - 6.7%
   Allergan Inc., 6.65%, 08/04/2000      5,500,000       5,465
   Schering Corp.
    6.70%, 11/14/2000                    2,500,000       2,437
    6.70%, 11/21/2000                    3,500,000       3,407
                                                    ------------
                                                        11,309

HOUSEHOLD PRODUCTS - 1.8%
   Procter & Gamble Co., 6.57%,          3,030,000       2,996
   08/31/2000

MEDIA - 3.9%
   Cox Enterprises Inc., 6.90%,          1,000,000         986
   09/11/2000
   McGraw Hill Cos. Inc., 6.15%,         5,500,000       5,478
   07/25/2000
                                                    ------------
                                                         6,464

OIL & GAS PRODUCERS - 7.2%
   Chevron UK Investment Plc
     6.47%, 07/10/2000                   1,500,000       1,498
     6.38%, 07/11/2000                   5,000,000       4,991
   Consolidated Natural Gas Co.
     6.42%, 07/05/2000                   3,000,000       2,998
     6.63%, 08/01/2000                   2,700,000       2,685
                                                    ------------
                                                        12,172
TELECOMMUNICATIONS - 8.9% AT&T Corp.
     6.56%, 08/11/2000                   3,000,000       2,978
     6.62%, 11/01/2000                   2,700,000       2,639
   BellSouth Telecommunications Inc.,
     6.63%, 07/11/2000                   5,800,000       5,789
   GTE Corp., 6.60%, 07/25/2000                          1,488
                                         1,495,000
   SBC Communications Inc., 6.08%,       2,000,000       1,999
   07/05/2000
                                                    ------------
                                                        14,893
                                                    ------------

     Total Commercial Paper
       (cost $167,642)                                 167,642
                                                    ------------

                     See notes to the financial statements.

                       PPM AMERICA/JNL MONEY MARKET SERIES

                                                    AMORTIZED
                                                       COST
                                          SHARES      (000'S)
----------------------------------------------------------------

MONEY MARKET FUND - 0.0%
   Dreyfus Cash Management Plus, 6.51%
    (a)
       (cost $1)                             1,091      $    1
                                                    ------------

TOTAL INVESTMENTS - 100%
   (cost $167,643)                                   $ 167,643
                                                    ============

--------------------------------------------------------------------------------
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.

                     See notes to the financial statements.

SALOMON BROTHERS/JNL BALANCED SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)

Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $11,085) ..................  $   11,044
Receivables:
  Dividends and interest ....................          43
  Fund shares sold ..........................          26
  Investment securities sold ................           2
                                              --------------
TOTAL ASSETS ................................      11,115
                                              --------------

LIABILITIES
Payables:
  Advisory fees .............................           7
  Administrative fees .......................           1
  Investment securities purchased ...........         753
                                              --------------
TOTAL LIABILITIES ...........................         761
                                              --------------

NET ASSETS ..................................  $   10,354
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital .............................  $   10,239
Undistributed net investment income .........         228
Accumulated net realized loss on
  investments ...............................         (72)
Net unrealized depreciation on investments ..         (41)
                                              --------------
                                               $   10,354
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED ...............         991
                                              ==============

NET ASSET VALUE PER SHARE ...................  $    10.44
                                              ==============


Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends .................................    $    119
  Interest ..................................         143
                                              --------------
TOTAL INVESTMENT INCOME .....................         262
                                              --------------

EXPENSES
  Advisory fees .............................          35
  Administrative fees .......................           4
                                              --------------
TOTAL EXPENSES ..............................          39
                                              --------------
NET INVESTMENT INCOME .......................         223
                                              --------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized loss on investments ............          (4)
Net change in unrealized appreciation
  on investments ............................         100
                                              --------------
NET REALIZED AND UNREALIZED GAIN ............          96
                                              --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..    $    319
                                              ==============

                     See notes to the financial statements.

SALOMON BROTHERS/JNL BALANCED SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                  SIX MONTHS
                                                                                                     ENDED        YEAR ENDED
                                                                                                   JUNE 30,      DECEMBER 31,
                                                                                                     2000            1999
                                                                                                 --------------- ---------------

OPERATIONS
  Net investment income ......................................................................   $          223  $          206
  Net realized loss on investments ...........................................................               (4)            (52)
  Net change in unrealized appreciation (depreciation) on investments ........................              100            (211)
                                                                                                 --------------- ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ........................................              319             (57)
                                                                                                 --------------- ---------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income .................................................................                -            (202)
  From net realized gains on investment transactions .........................................                -               -
                                                                                                 --------------- ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................................................                -            (202)
                                                                                                 --------------- ---------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares ...........................................................            5,181           5,952
  Reinvestment of distributions ..............................................................                -             202
  Cost of shares redeemed ....................................................................           (2,663)         (1,675)
                                                                                                 --------------- ---------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS ...........................................            2,518           4,479
                                                                                                 --------------- ---------------

NET INCREASE IN NET ASSETS ...................................................................            2,837           4,220

NET ASSETS BEGINNING OF PERIOD ...............................................................            7,517           3,297
                                                                                                 --------------- ---------------

NET ASSETS END OF PERIOD .....................................................................   $       10,354  $        7,517
                                                                                                 =============== ===============

UNDISTRIBUTED NET INVESTMENT INCOME ..........................................................   $          228  $            5
                                                                                                 =============== ===============


   (1)SHARE TRANSACTIONs:

     Shares sold .............................................................................              506             566
     Reinvestment of distributions ...........................................................                -              20
     Shares redeemed .........................................................................             (259)           (160)
                                                                                                 --------------  --------------
     Net increase ............................................................................              247             426
                                                                                                 ==============  ==============

   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities .................................................................   $        2,071  $        6,980
     Proceeds from sales of securities .......................................................            1,389           3,234

     Purchases of U.S. Government obligations ................................................   $          175  $        1,201
     Proceeds from sales of U.S. Government obligations ......................................               48           1,251

                     See notes to the financial statements.

SALOMON BROTHERS/JNL BALANCED SERIES

Financial Highlights (Unaudited)

                                                                                                                  PERIOD ENDED
                                                                                  SIX MONTHS                        MARCH 2,
                                                                                    ENDED         YEAR ENDED       1998* TO
                                                                                   JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                                                     2000            1999            1998
                                                                                ---------------- --------------- ---------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ......................................     $         10.11  $        10.38  $        10.00
                                                                                ---------------- --------------- ---------------

INCOME FROM OPERATIONS:
  Net investment income ...................................................                0.22            0.28            0.21
  Net realized and unrealized gains (losses) on investments ...............                0.11           (0.27)           0.38
                                                                                ---------------- --------------- ---------------
   Total income from operations ...........................................                0.33            0.01            0.59
                                                                                ---------------- --------------- ---------------

LESS DISTRIBUTIONS:
  From net investment income ..............................................                   -           (0.28)          (0.21)
  From net realized gains on investment transactions ......................                   -               -               -
                                                                                ---------------- --------------- ---------------
  Total distributions .....................................................                   -           (0.28)          (0.21)
                                                                                ---------------- --------------- ---------------
  Net increase (decrease) .................................................                0.33           (0.27)           0.38
                                                                                ---------------- --------------- ---------------

NET ASSET VALUE, END OF PERIOD ............................................     $         10.44  $        10.11  $        10.38
                                                                                ================ =============== ===============

TOTAL RETURN (A) ..........................................................               3.26%           0.09%           5.91%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ................................     $        10,354  $        7,517  $        3,297
  Ratio of expenses to average net assets (b) .............................               0.90%           0.90%           0.95%
  Ratio of net investment income to average net assets (b) ................               5.06%           3.54%           3.49%
  Portfolio turnover ......................................................              19.41%          59.53%         128.41%


RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT:
  Ratio of expenses to average net assets (b) .............................                 n/a             n/a           2.38%
  Ratio of net investment income to average net assets (b) ................                 n/a             n/a           2.06%



--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

                     See notes to the financial statements.

                      SALOMON BROTHERS/JNL BALANCED SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

COMMON STOCKS - 46.0%

AEROSPACE & DEFENSE - 0.1%
   Honeywell International Inc.             450   $      15

AUTO MANUFACTURERS - 0.3%
   DaimlerChrysler AG (a)                   598          31

BANKS - 2.1%
   Bank of America Corp.                  1,405          60
   Chase Manhattan Corp.                  1,500          69
   First Union Corp.                      1,500          37
   Fleet Boston Financial Corp.           1,000          34
   Mercantile Bancshares Corp.              900          27
                                                -----------
                                                        227

BEVERAGES - 4.1%
   Anheuser-Busch Cos. Inc.               2,200         164
   Coca-Cola Co.                          2,900         166
   PepsiCo Inc.                           2,600         116
                                                -----------
                                                        446

CHEMICALS - 0.1%
   USEC Inc.                              2,900          13

COMMERCIAL SERVICES - 0.7%
   Reynolds & Reynolds Co.                3,300          60
   United Parcel Service Inc.               300          18
                                                -----------
                                                         78

COMPUTERS - 4.0%
   Compaq Computer Corp.                  3,400          87
   International Business Machines
     Corp.                                3,200         351
                                                -----------
                                                        438

COSMETICS & PERSONAL CARE - 3.1%
   Avon Products Inc.                     2,000          89
   Gillette Co.                           2,500          87
   Kimberly-Clark Corp.                     900          52
   Procter & Gamble Co.                   1,900         109
                                                -----------
                                                        337

DIVERSIFIED FINANCIAL SERVICES -
1.1%
   Associates First Capital Corp.         1,700          38
   Berkshire Hathaway Inc. - Class
     B (a)                                   45          79
                                                -----------
                                                        117

ELECTRIC - 0.7%
   American Electric Power Co. Inc.       1,100          32
   Edison International                   1,300          27
   Reliant Energy Inc.                      700          21
                                                -----------
                                                         80

ELECTRICAL COMPONENTS & EQUIPMENT - 0.0%
   Energizer Holdings Inc.                  333           6


                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

FOOD - 2.4%
   H.J. Heinz Co.                         1,800   $      79
   Hormel Foods Corp.                     2,800          47
   Ralston-Ralston Purina Group           1,000          20
   Safeway Inc. (a)                       1,700          77
   Sara Lee Corp.                         2,200          43
                                                -----------
                                                        266

HEALTHCARE - 0.8%
   Bausch & Lomb Inc.                     1,200          93

INSURANCE - 3.0%
   Allstate Corp.                         4,200          93
   American International Group
     Inc.                                   677          80
   Chubb Corp.                              900          55
   Cigna Corp.                              800          75
   Horace Mann Educators Corp.            2,200          33
                                                -----------
                                                        336

MANUFACTURING - 1.9%
   Cooper Industries Inc.                   600          20
   Eastman Kodak Co.                      1,100          65
   General Electric Co.                   2,400         127
                                                -----------
                                                        212

OFFICE & BUSINESS EQUIPMENT - 0.6%
   Xerox Corp.                            3,200          66

OIL & GAS PRODUCERS  - 2.7%
   Amerada Hess Corp.                       700          43
   BP Amoco Plc - ADR                       894          51
   Exxon Mobil Corp.                        800          63
   Royal Dutch Petroleum Co. -  NYS         800          49
   Schlumberger Ltd.                      1,200          90
                                                -----------
                                                        296

PHARMACEUTICALS - 7.5%
   Abbott Laboratories                    2,200          98
   American Home Products Corp.           1,600          94
   Bristol-Myers Squibb Co.               1,200          70
   Johnson & Johnson                      1,300         132
   Merck & Co. Inc.                       1,800         138
   Pfizer Inc.                            4,350         209
   Pharmacia Corp.                        1,785          92
                                                -----------
                                                        833

RETAIL - 3.2%
   Costco Wholesale Corp. (a)             2,100          69
   Delhaize America Inc.                    900          14
   K Mart Corp. (a)                       2,500          17
   McDonald's Corp.                       4,000         132
   Sears, Roebuck & Co.                   1,100          36
   Wal-Mart Stores Inc.                   1,400          81
                                                -----------
                                                        349

SEMICONDUCTORS - 0.5%
   Intel Corp                               400          54

                     See notes to the financial statements.

                      SALOMON BROTHERS/JNL BALANCED SERIES

                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

TELECOMMUNICATIONS - 6.4%
   Alcatel SA- ADR                        1,700 $       113
   AT&T Corp.                             2,300          73
   BCE Inc.                                 900          21
   GTE Corp.                                200          12
   Lucent Technologies Inc.               1,900         113
   Nortel Networks Corp. (a)              1,413          96
   SBC Communications Inc.                1,200          52
   US West Inc.                           1,300         111
   Verizon Communications                 1,100          56
   WorldCom Inc. (a)                      1,350          62
                                                -----------
                                                        709

TRANSPORTATION - 0.7%
   Canadian National Railway Co.          1,400          41
   Union Pacific Corp.                      900          33
                                                -----------
                                                         74
                                                -----------

     Total Common Stocks
       (cost $5,016)                                  5,076
                                                -----------

CORPORATE BONDS - 9.7%

AEROSPACE & DEFENSE - 0.2%
   Raytheon Co., 6.15%, 11/01/2008    $  20,000          18


ASSET BACKED SECURITIES - 0.9%
   LB Commercial Conduit Mortgage
     Trust, 6.78%, 04/15/2009           100,000          96

AUTO MANUFACTURER - 0.2%
   DaimlerChrysler NA Holding Corp,
     7.75%, 05/27/2003                   25,000          25

BANKS - 1.4%
   Bank of America Corp., 7.875%,
     05/16/2005                          75,000          76
   Morgan Stanley Dean Witter & Co.,
        7.75% , 06/15/2005               75,000          75
                                                -----------
                                                        151

COMMERCIAL SERVICES - 0.6%
   Cendant Corp., 7.75%, 12/01/2003      65,000          63

DIVERSIFIED FINANCIAL SERVICES -
2.4%
   Countrywide Home Loans Inc.,
     6.25%, 04/15/2009                   50,000          44
   Donaldson, Lufkin & Jenrette
     Inc.,
     5.875%, 04/01/2002                  50,000          49
   Lehman Brothers Inc., 7.25%,
     04/15/2003                          98,000          97
   Sears Roebuck Acceptance Corp.,
     7.00%, 06/15/2007                   75,000          71
                                                -----------
                                                        261




                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
   Duke Energy Corp., 7.375%,
    03/01/2010                      $    50,000 $        49

HOLDING COMPANIES - DIVERSIFIED -
0.2%
   Paine Webber Group Inc., 7.625%,
     12/01/2009                          25,000          24

INSURANCE - 0.3%
   Fremont General Corp., 7.70%,
     03/17/2004                          75,000          31

IRON & STEEL - 0.4%
     USX Corp., 7.20%, 02/15/2004        50,000          49

MEDIA - 0.4%
   A.H. Belo Corp., 7.25%,               50,000          41
   09/15/2027

OIL & GAS PRODUCERS - 0.4%
     Union Oil Co. of California,
         7.35%, 06/15/2009               50,000          49

REAL ESTATE - 0.4%
   Spieker Properties Inc., 7.25%,
     05/01/2009                          50,000          46

RETAIL - 0.7%
     Wal-Mart Stores Inc., 7.55%,        75,000          77
02/15/2030

TELECOMMUNICATIONS - 0.8%
   GTE Corp., 6.94%, 04/15/2028          50,000          44
   Sprint Capital Corp., 5.70%,
     11/15/2003                          50,000          47
                                                -----------
                                                         91
                                                -----------

     Total Corporate Bonds
       (cost $1,146)                                  1,071
                                                -----------

PREFERRED STOCKS - 0.5%

MEDIA - 0.5%
   News Corp. Ltd.                        1,200          57
                                                -----------

     Total Preferred Stocks
       (cost $46)                                        57
                                                -----------

U.S. GOVERNMENT SECURITIES - 16.8%

U.S. GOVERNMENT AGENCIES - 10.2%
   Federal Home Loan Mortgage
     Corp., 6.25%, 07/15/2004       $   125,000         122


                     See notes to the financial statements.

                      SALOMON BROTHERS/JNL BALANCED SERIES

                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

   Federal National Mortgage
   Association
    6.50%, 07/01/2028 (c)           $   181,877 $       172
    7.00%, 02/01/2029 (c)                82,491          80
    6.00%, TBA (b)                      230,000         210
    7.00%, TBA (b)                      100,000          96
    7.00%, TBA (b)                       50,000          49
    7.50%, TBA (b)                      150,000         148
    8.00%, TBA (b)                      250,000         251
                                                -----------
                                                      1,006

U.S. TREASURY SECURITIES - 6.6%
   U.S. Treasury Bond
     6.125%, 08/15/2029 (c)             250,000         253
     6.25%, 05/15/2030 (c)               50,000          53
   U.S. Treasury Note
     6.00%, 08/15/2004 (c)              325,000         322
     5.625%, 05/15/2008 (c)             100,000          95
     6.00%, 08/15/2009                   10,000          10
                                                -----------
                                                        733
                                                -----------

     Total U.S. Government
     Securities
       (cost $1,898)                                  1,861
                                                -----------

SHORT TERM INVESTMENTS - 27.0%

MONEY MARKET FUND - 0.0%
   Dreyfus Cash Management
    Plus,     6.51% (d)                   1,189           1


                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

REPURCHASE AGREEMENTS - 27.0%
   Repurchase agreement with SBC
    Warburg Dillon Reed, 6.55%,
    (Collateralized by $1,473,000
    U.S. Treasury Bond, 6.25%, due
    08/15/2023, market value
    $1,516,556) acquired on
    06/30/2000, due 07/03/2000      $ 1,489,000 $     1,489
   Repurchase agreement with State
    Street Bank, 6.40%,
    (Collateralized by $1,365,000
    U.S. Treasury Bond, 7.25%, due
    05/15/2016, market value
    $1,514,557) acquired on
    06/30/2000, due 07/03/2000        1,489,000       1,489
                                                -----------
                                                      2,978
                                                -----------

    Total Short Term Investments
      (cost $2,979)                                   2,979
                                                -----------

TOTAL INVESTMENTS - 100%
   (cost $11,085)                               $    11,044
                                                ===========

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b)  Investment purchased on a when-issued basis.
(c) Security pledged as collateral for investment purchased on a when-issued basis.
(d) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.

Based on the cost of investments of $11,085 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $658, the gross unrealized depreciation was $699 and the net unrealized depreciation on investments was $41.

                     See notes to the financial statements.

Salomon Brothers/JNL Global Bond Series
Financial Statements (Unaudited)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

Assets
Investments (cost $128,021) .................   $  124,922
Foreign currency ............................           33
Receivables:
  Interest ..................................        1,076
  Forward currency contracts ................          174
  Fund shares sold ..........................          121
  Investment securities sold ................          583
                                              ---------------
Total assets ................................      126,909
                                              ---------------

Liabilities
Payables:
  Advisory fees .............................           66
  Administrative fees .......................           23
  Forward currency contracts ................          173
  Fund shares redeemed ......................           51
  Investment securities purchased ...........       29,849
                                              ---------------
Total liabilities ...........................       30,162
                                              ---------------

Net assets ..................................   $   96,747
                                              ===============

Net assets consist of:
Paid-in capital .............................   $   99,219
Undistributed net investment income .........        3,407
Accumulated net realized loss on investments
  and foreign currency related items ........       (2,782)
Net unrealized depreciation on investments
  and foreign currency related items ........       (3,097)
                                              ---------------
                                                $   96,747
                                              ===============
Shares outstanding (no par value),
  unlimited shares authorized ...............        9,236
                                              ===============

Net asset value per share ...................   $    10.47
                                              ===============


Statement of Operations
For the Period Ended June 30, 2000

Investment income
  Interest ..................................   $   3,742
  Dividends .................................           2
                                              --------------
Total investment income .....................       3,744
                                              --------------
Expenses
  Advisory fees .............................         379
  Administrative fees .......................          44
                                              --------------
Total expenses ..............................         423
                                              --------------
Net investment income .......................       3,321
                                              --------------

Realized and unrealized gains (loss)
Net realized gain (loss) on:
  Investments ...............................        (389)
  Foreign currency related items ............         (31)
Net change in unrealized appreciation
  (depreciation) on:
  Investments ...............................      (1,228)
  Foreign currency related items ............         267
                                              --------------
Net realized and unrealized losses ..........      (1,381)
                                              --------------
Net increase in net assets
  from operations ...........................   $   1,940
                                              ==============

                     See notes to the financial statements.

Salomon Brothers/JNL Global Bond Series

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                   Six months
                                                                                                     ended         Year ended
                                                                                                    June 30,      December 31,
                                                                                                      2000            1999
                                                                                                  --------------  --------------
Operations
  Net investment income .....................................................................     $       3,321   $     4,669
  Net realized gain (loss) on:
    Investments .............................................................................              (389)       (1,228)
    Foreign currency related items ..........................................................               (31)            9
  Net change in unrealized appreciation (depreciation) on:
    Investments .............................................................................            (1,228)       (1,978)
    Foreign currency related items ..........................................................               267            (6)
                                                                                                  --------------  --------------
Net increase in net assets from operations ..................................................             1,940         1,466
                                                                                                  --------------  --------------
Distributions to shareholders
  From net investment income ................................................................                 -        (4,624)
  From net realized gains on investment transactions ........................................                 -             -
                                                                                                  --------------  --------------
Total distributions to shareholders .........................................................                 -        (4,624)
                                                                                                  --------------  --------------
Share transactions(1)
  Proceeds from the sale of shares ..........................................................            33,529        49,908
  Reinvestment of distributions .............................................................                 -         4,624
  Cost of shares redeemed ...................................................................           (19,783)      (18,480)
                                                                                                  --------------  --------------
Net increase in net assets from share transactions ..........................................            13,746        36,052
                                                                                                  --------------  --------------
Net increase in net assets ..................................................................            15,686        32,894

Net assets beginning of period ..............................................................            81,061        48,167
                                                                                                  --------------  --------------
Net assets end of period ....................................................................     $      96,747   $    81,061
                                                                                                  ==============  ==============
Undistributed net investment income .........................................................     $       3,407   $        86
                                                                                                  ==============  ==============
   (1)Share Transactions:

     Shares sold ............................................................................             3,242          4,672
     Reinvestment of distributions ..........................................................                 -            451
     Shares redeemed ........................................................................            (1,914)       (1,728)
                                                                                                  --------------  --------------
     Net increase ...........................................................................             1,328          3,395
                                                                                                  ==============  ==============
   Purchases  and  sales  of   investment   securities
     (excluding   short-term securities):

     Purchases of securities ................................................................     $    171,581    $     72,538
     Proceeds from sales of securities.......................................................          169,536          49,035

     Purchases of U.S. Government obligations ...............................................     $      6,358    $      6,193
     Proceeds from sales of U.S. Government obligations .....................................            6,707           3,144

                     See notes to the financial statements.

Salomon Brothers/JNL Global Bond Series

Financial Highlights (Unaudited)

                                                                                                            Period from  Period from
                                                 Six months                                                  April 1,      May 15,
                                                   ended                                                      1996 to       1995* to
                                                  June 30,              Year ended December 31,             December 31,   March 31,
                                                    2000           1999           1998           1997           1996          1996
                                               -------------  ---------------  ------------  -------------  ------------  ----------
Selected Per Share Data
Net asset value, beginning of period ......... $ 10.25        $   10.67          $  11.12     $   10.63      $   10.46     $  10.00
                                               -------------  ---------------  ------------  -------------  ------------  ----------
Income from operations:
  Net investment income ......................    0.36             0.62              0.72          0.54           0.42         0.81

  Net realized and unrealized gains (losses)
    on investments and foreign currency
       related items .........................   (0.14)           (0.42)            (0.45)         0.59           0.70         0.24
                                               -------------  ---------------  ------------  -------------  ------------  ----------
  Total income from operations ...............    0.22             0.20              0.27          1.13           1.12         1.05
                                               -------------  ---------------  ------------  -------------  ------------  ----------
Less distributions:
  From net investment income .................       -            (0.62)            (0.72)        (0.58)         (0.69)       (0.56)
  From net realized gains on investment
    transactions .............................       -                -                 -         (0.05)         (0.26)       (0.03)
  Return of capital ..........................       -                -                 -         (0.01)             -            -
                                               -------------  ---------------  ------------  -------------  ------------  ----------
  Total distributions ........................       -            (0.62)            (0.72)        (0.64)         (0.95)       (0.59)
  Net increase (decrease) ....................    0.22            (0.42)            (0.45)         0.49           0.17         0.46
                                               -------------  ---------------  ------------  -------------  ------------  ----------
Net asset value, end of period ............... $ 10.47         $  10.25          $  10.67      $  11.12      $   10.63     $  10.46
                                               =============  ===============  ============  =============  ============  ==========
Total Return (a) .............................   2.15%            1.87%             2.46%        10.66%         10.68%       10.74%


Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ... $96,747          $81,061           $ 48,167     $ 36,725      $  12,483     $  6,380
  Ratio of expenses to average net assets (b)
    (c) ......................................   0.95%            0.95%              1.00%        1.01%          0.99%        1.00%
  Ratio of net investment income to average
    net assets (b) ...........................   7.45%            7.22%              7.05%        6.83%          7.52%        9.01%
  Portfolio turnover .........................  71.99%           98.01%            261.87%      134.55%        109.85%      152.89%

Ratio information assuming no expense
  reimbursement:
  Ratio of expenses to average net assets (b)     n/a              n/a               1.01%        1.08%          1.44%        2.14%
  Ratio of net investment income to average
    net assets (b) ...........................    n/a              n/a               7.04%        6.76%          7.07%        7.87%

   ----------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.
(c) For the year ended December 31, 1997, the ratio of expenses to average net assets excluding non-operating expenses was 1.00%.

                     See notes to the financial statements.

                     Salomon Brothers/JNL Global Bond Series

                       Schedule of Investments (Unaudited)
                                  June 30, 2000


                                      Shares or    Market
                                      Principal     Value
                                       Amount      (000's)
-----------------------------------------------------------

Corporate Bonds - 24.6%

Aerospace & Defense - 0.2%
   Raytheon Co., 6.15%, 11/01/2008  $   100,000    $   89
   Sequa Corp., 9.00%, 08/01/2009       125,000       120
                                                -----------
                                                      209
Airlines - 0.5%
   Airplanes Pass-through Trust,
    10.875%, 03/15/2012                 246,925       201
   Continental Airlines Inc.,
    9.50%, 12/15/2001                   250,000       255
   Northwest Airlines Inc.,
    7.625%, 03/15/2005                  250,000       220
                                                -----------
                                                      676
Apparel - 0.0%
   Levi Strauss & Co., 7.00%,            75,000        57
   11/01/2006

Asset Backed Securities - 5.9%
   Commercial Mortgage Asset Trust,
    7.35%, 08/17/2013                 1,000,000       947
   Contimortgage Home Equity Loan
   Trust,
    7.00%, 12/25/2029                   500,000       448
   Countrywide Mortgage Backed
     Securities Inc., 7.75%,            658,379       644
     06/25/2024
   DLJ Commercial Mortgage Corp.
    7.50%, 05/10/2023 - Interest      4,395,091       170
    only
    9.67%, 11/12/2031 - Interest      4,413,840       212
    only
   DLJ Mortgage Acceptance Corp.,
   Series
    1997 - CF2, 1.36%, 11/15/2004 -
    Interest only (g)                24,500,000     1,201
   First Union Securitization Trust,
    7.00%, 08/25/2028                    96,806        86
   GE Capital Mortgage Services
   Inc.,
    6.75%, 10/25/2028                   392,792       353
   Green Tree Financial Corp.,
    7.07%, 01/15/2029                   554,367       524
   LB Commercial Conduit Mortgage
   Trust,
    6.78%, 04/15/2009                 1,000,000       957
   Mid-State Trust, 7.34%,              693,708       668
   07/01/2035
   PNC Mortgage Securities Corp.
    6.75%, 05/25/2028                   146,626       127
    6.84%, 05/25/2028                   219,724       193
    6.73%, 07/25/2028                   194,226       168
    6.77%, 03/25/2029                   419,513       377
    6.90%, 04/25/2029                   358,301       313
                                                -----------
                                                    7,388

Auto Manufacturers - 0.6%
     DaimlerChrysler NA Holdings Corp.,
       7.75%, 05/27/2003                500,000       504
   Derby Cycle Corp., 10.00%,
    05/15/2008                          125,000        50
   Navistar International Corp.,
   8.00%,
    02/01/2008                          150,000       137
                                                -----------
                                                      691


                                       Shares or    Market
                                       Principal     Value
                                         Amount     (000's)
-----------------------------------------------------------

Auto Parts & Equipment - 0.5%
   Advanced Stores Co. Inc., 10.25%,
    04/15/2008                      $   250,000    $  206
   Breed Technologies Inc.,
    9.25%, 04/15/2008 (f)               250,000         2
   Federal-Mogul Co., 7.375%,
   01/15/2006                           185,000       134
   J.H. Heafner Co. Inc., 10.00%,
    05/15/2008                          300,000       219
   Lear Corp., 8.11%, 05/15/2009        125,000       114
                                                -----------
                                                      675

Banks - 1.1%
   Bank of America Corp., 7.875%,
    05/16/2005                          550,000       557
   ContiFinancial Corp.,
    8.125%, 04/01/2008 (f)              250,000        30
   Morgan Stanley Dean Witter,
    7.75%, 06/15/2005                   600,000       603
   Sovereign Bancorp, 10.50%,           125,000       123
   11/15/2006
   Sudwest LB Capital Market,
   17.50%,
    05/05/2003 PLN                      270,000        63
                                                -----------
                                                    1,376

Building Materials - 0.2%
   American Standard Inc., 7.375%,
    04/15/2005                          250,000       234

Chemicals - 0.5%
   Aqua Chemical Inc., 11.25%,           75,000        42
   07/01/2008
   Borden Chemical & Plastics L.P.,
    9.50%, 05/01/2005                   200,000       180
   Lyondell Chemical Co.,
    9.875%, 05/01/2007                  250,000       247
   Safety-Kleen Services,
    9.25%, 06/01/2008 (f)               375,000        30
   United Industries Corp.,
    9.875%, 04/01/2009                  250,000       138
                                                -----------
                                                      637

Commercial Services - 1.2%
   Avis Rent A Car Inc., 11.00%,
    05/01/2009                          250,000       260
   Cendant Corp., 7.75%, 12/01/2003     600,000       580
   Integrated Electric Services
   Inc.,
    9.375%, 02/01/2009                  200,000       162
   Iron Mountain Inc.,
    10.125%, 10/01/2006                 150,000       150
   Metris Cos. Inc., 10.125%,           125,000       119
   07/15/2006
   Primark Corp., 9.25%, 12/15/2008     250,000       275
                                                -----------
                                                    1,546

Cosmetics & Personal Care - 0.3%
   American Safety Razor Co.,
   9.875%,
    08/01/2005                          125,000       120
   French Fragrances Inc., 10.375%,
    05/15/2007                          125,000       120

                     See notes to the financial statements.

                     Salomon Brothers/JNL Global Bond Series

                                    Shares or    Market
                                    Principal    Value
                                     Amount     (000's)
-----------------------------------------------------------

   Revlon Consumer Products Corp.,
    8.625%, 02/01/2008              $    35,000    $     17

    9.00%, 11/01/2006                   100,000          72
                                                -----------
                                                        329

Diversified Financial Services -1.0%
   Countrywide Home Loans Inc.,
   6.25%,
    04/15/2009                          350,000         306
   DVI Inc., 9.875%, 02/01/2004         250,000         228
   High Voltage Engineering Corp.,
    10.50%, 08/15/2004                  125,000          86
   Paine Webber Group Inc.,
    6.45%, 12/01/2003                   600,000         573
   TPSA Finance BV, 7.75%,
    12/10/2008 (g)                      100,000          92
                                                -----------
                                                      1,285

Electric - 0.2%
   Calpine Corp., 8.75%, 07/15/2007     250,000         243

Electronics - 0.1%
   Amphenol Corp., 9.875%,              150,000         151
   05/15/2007

Entertainment - 0.7%
   Horseshoe Gaming LLC,
    9.375%, 06/15/2007                  250,000         246
   MGM Grand Inc., 9.75%, 06/01/2007    150,000         153
   Mohegan Tribal Gaming, 8.75%,
    01/01/2009                          150,000         143
   Station Casinos Inc., 9.875%,
    07/01/2010 (g)                      125,000         125
   Sun International Hotels Ltd.,
   8.625%,
    12/15/2007                          250,000         226
                                                -----------
                                                        893

Environmental Control - 0.2%
   Allied Waste North America Inc.,
    7.875%, 01/01/2009                  250,000         213

Food - 0.4%
   Kroger Co., 7.65%, 04/15/2007        500,000         489
   Pueblo Xtra International Inc.,
   9.50%,
    08/01/2003                           60,000          28
   Vlasic Foods International Inc.,
    10.25%, 07/01/2009                   75,000          26
                                                -----------
                                                        543

Forest Products & Paper - 0.1%
   Repap New Brunswick,
    10.625%, 04/15/2005                 120,000         106

Healthcare - 0.4%
   Fresenius Medical Care Capital
   Trust I,                             250,000         238
    9.00%, 12/01/2006
   HCA - The Healthcare Company,
    6.91%, 06/15/2005                   125,000         114


                                        Shares or    Market
                                        Principal    Value
                                         Amount     (000's)
-----------------------------------------------------------


   Tenet Healthcare Corp.,            $ 200,000 $       202
    9.25%, 09/01/2010                           -----------
                                                        554

Holding Companies - Diversified - 0.2%
   Murrin Murrin Holdings Property Ltd.
    9.375%, 08/31/2007                  125,000         108
   Nebco Evans Holding Co., (Step-Up
    Bond), 12.375%, 07/15/2007 (c)(f0   350,000           1
   P&L Coal Holdings Corp.,
    9.625%, 05/15/2008                  125,000         116
                                                -----------
                                                        225

Home Furnishings - 0.3%
   Pillowtex Corp., 9.00%,
    12/15/2007                           25,000           9
   Simmons Co., 10.25%, 03/15/2009      250,000         222
   Windmere-Durable Holdings Inc.,
    10.00%, 07/31/2008
                                        125,000         123
                                                -----------
                                                        354
Insurance - 0.1%
   Fremont General Corp., 7.70%,
    03/17/2004
                                        225,000          95

Iron & Steel - 0.5%
   AK Steel Corp., 7.875%,              100,000          89
   02/15/2009
   LTV Corp., 11.75%, 11/15/2009         75,000          63
   USX Corp., 7.20%, 02/15/2004         500,000         492
                                                -----------
                                                        644
Leisure Time - 0.3%
   Park Place Entertainment Corp.,
    7.875%, 12/15/2005                  250,000         235
   Polaroid Corp., 11.50%, 02/15/2006   125,000         130
                                                -----------
                                                        365
Lodging -0.3%
   Aztar Corp., 8.875%, 05/15/2007      100,000          94
   Harrah's Operating Co. Inc.,
    7.875%, 12/15/2005                  125,000         118
   HMH Properties, 7.875%,              250,000         224
   08/01/2008                                   -----------
                                                        436

Manufacturing - 0.8%
   Axiohm Transaction Solutions
   Inc.,
    9.75%, 10/01/2007 (f)               150,000          30
   Blount Inc., 13.00%, 08/01/2009      250,000         255
   Foamex LP, 9.875%, 06/15/2007        250,000         190
   Jordan Industries, 10.375%,
   08/01/2007                           125,000         114
   Pacifica Paper Inc., 10.00%,
   03/15/2009                           250,000         246
   Tenneco Automotive Inc., 11.625%,
    10/15/2009                          125,000         111
                                                -----------
                                                        946

Media - 1.5%
   Adelphia Communications Corp.
    10.50%, 07/15/2004                  100,000         100

                      See note to the financial statements.

                    Salomon Brothers/JNL Global Bond Series

                                        Shares or    Market
                                        Principal    Value
                                         Amount     (000's)
-----------------------------------------------------------

    Adelphia Communications Corp.
    9.875%, 03/01/2007              $   150,000  $      143
   Charter Communications Holdings
    LLC, (Step-Up Bond), 9.92%,
    04/01/2011 (c)                      500,000         284
   CSC Holdings Inc., 10.50%,
   05/15/2016                           250,000         266
   Diamond Cable Communications Plc,
    (Step-Up Bond), 11.75%,
     12/15/2005 (c)                     150,000         142
   Hollinger International
   Publishing Inc.,
    9.25%, 02/01/2006                   250,000         247
   Price Communications Wireless
   Inc.,
    9.125%, 12/15/2006                  125,000         126
   Rogers Cablestystems Inc.,
   10.125%,
    09/01/2012                          125,000         128
   Telewest Communications Plc,
   (Step-Up
    Bond), 11.00%, 10/01/2007 (c)       150,000         142
   UnitedGlobalCom Inc., (Step-Up
    Bond),
    10.75%, 02/15/2008 (c)              400,000         280
                                                -----------
                                                      1,858

Metals & Mining - 0.2%
   Glencore Nickel Property Ltd.,
    9.00%, 12/01/2014                   175,000         146
   Oxford Automotive Inc.,
    10.125%, 06/15/2007                  75,000          65
                                                -----------
                                                        211

Oil & Gas Producers - 1.7%
   Belco Oil & Gas Corp.,               175,000         162
    8.875%, 09/15/2007
  Canadian Forest Oil Ltd., 8.75%,
    09/15/2007                          125,000         118
   Continental Resources Inc.,
    10.25%, 08/01/2008                  250,000         223
   Devon Energy Corp.,
    10.25%, 11/01/2005                  250,000         273
   Gulf Canada Resources Ltd.,
    9.625%, 07/01/2005                  125,000         127
   HS Resources Inc., 9.25%,            100,000          97
   11/15/2006
   Key Energy Services Inc.,
    14.00%, 01/15/2009                  125,000         141
   Ocean Energy Inc., 8.875%,           125,000         124
   07/15/2007
   Pioneer Natural Resources,
    9.625%, 04/01/2010                  125,000         129
   Plains Resources Inc., 10.25%,
    03/15/2006                          125,000         126
   Range Resources Corp.,
    8.75%, 01/15/2007                   250,000         215
   Union Oil Co. of California,
    7.35%, 06/15/2009                   400,000         389
                                                -----------
                                                      2,124

Packaging & Containers - 0.2%
   Owens-Illinois Inc., 7.50%,          250,000         214
   05/15/2010
   Radnor Holdings Corp., 10.00%,
    12/01/2003                          100,000          90
                                                -----------
                                                        304


                                    Shares or    Market
                                    Principal    Value
                                      Amount     (000's)
-----------------------------------------------------------

Real Estate - 0.4%
   CB Richard Ellis Services Inc.,
   8.875%,
    06/01/2006                      $   250,000   $     213
   Forest City Enterprises Inc.,
   8.50%,
    03/15/2008                          125,000         113
   Spieker Properties Inc., 7.25%,
    05/01/2009                          200,000         186
                                                -----------
                                                        512
Retail - 0.9%
   Cole National Group Inc.,
    8.625%, 08/15/2007                   75,000          50
   Finlay Fine Jewelry Corp.,
    8.375%, 05/01/2008                  300,000         267
   Guitar Center Inc.,
    11.00%, 07/01/2006                  250,000         241
   Indesco International Inc.,
    9.75%, 04/15/2008                   250,000          93
   R.H. Donnelly Inc., 9.125%,          125,000         118
   06/01/2008
   Wal-Mart Stores, 7.55%,              350,000         358
   02/15/2030                                   -----------
                                                      1,127

Software - 0.3%
   Covad Communications Group,
    12.00%, 02/15/2010                  125,000          98
   Exodus Communications,
    11.625%, 07/15/2010                 125,000         125
   PSINet Inc., 11.00%, 08/01/2009
                                        125,000         116
                                                -----------
                                                        339

Storage & Warehouse - 0.2%
   Quantum Corp., 7.00%, 08/01/2004
                                        250,000         197

Telecommunications - 1.9%
   AT&T Canada Inc., (Step-Up
   Bond),
    9.95, 06/15/2008 (c)                250,000         203
   Centennial Cellular Corp.,
    10.75%, 02/15/2008                  110,000         107
   Crown Castle International Corp.,
    10.75%, 08/01/2011                   75,000          76
   Global Crossing Holdings Ltd.,
    9.50%, 11/15/2009                    75,000          72
   GTE Corp., 6.94%, 04/15/2028         150,000         133
   ICG Holdings Inc., (Step-Up
   Bond),
    12.50%, 05/01/2006 (c)              250,000         207
   Intermedia Communication Inc.,
    8.50%, 01/15/2008                   145,000         133
   Level 3 Communications Inc.,
    9.125%, 05/01/2008                  125,000         112
   Nextel Communications, Inc.,
   (Step-Up
    Bond), 9.75%, 10/31/2007 (c)        350,000         260
   NEXTLINK Communications Inc.,
    10.75%, 06/01/2009                  125,000         123
   NTL Inc., (Step-Up Bond),
    11.50%, 02/01/2006 (c)              225,000         208
   Rogers Cantel Inc., 8.80%,           125,000         125
   10/01/2007
   Sprint Capital Corp., 5.70%,         600,000         568
   11/15/2003
                                                -----------
                                                      2,327

                     See notes to the financial statements.

                    Salomon Brothers/JNL Global Bond Series

                                      Shares or    Market
                                      Principal     Value
                                        Amount     (000's)
-----------------------------------------------------------

Textiles - 0.2%
   Collins & Aikman Floorcoverings,
    10.00%, 01/15/2007               $ 150,000  $     146
   Westpoint Stevens Inc.,
    7.875%, 06/15/2005                 125,000        104
                                                -----------
                                                      250
Tobacco - 0.1%
   North Atlantic Trading Co.,
    11.00%, 06/15/2004                 125,000        114

Transportation - 0.2%
   Holt Group Inc., 9.75%,             200,000         19
   01/15/2006
   Stena AB, 8.75%, 06/15/2007         125,000        109
   TFM SA, (Step-Up Bond),
    11.75%, 06/15/2009 (c)             220,000        151
                                                -----------
                                                      279

Water - 0.2%
     Azurix Corp., 10.75%,             250,000        241
     02/15/2010                                 -----------

     Total Corporate Bonds
       (cost $33,840)                              30,754
                                                -----------

Government Securities - 46.8%

Sovereign - 11.2%
   Federal Republic of Brazil,
    14.50%, 10/15/2009                 425,000        454
   Federal Republic of Germany
    6.50%, 07/15/2003 EUR
                                       140,000        139
    4.25%, 11/26/2004 EUR               88,000         82
    7.375%, 01/03/2005 EUR           3,600,000      3,746
    5.625%, 01/04/2028 EUR              85,000         83
   Federation of Russia
    6.9063%, 12/15/2015              1,000,000        305
    6.9063%, 12/15/2020              2,000,000        605
    12.75%, 06/24/2028                 650,000        560
   KFW International Finance,
    16.30%, 06/24/2003 PLN             330,000         75
   Kingdom of Morocco,
    6.0625%, 01/01/2009                300,413        269
   Kingdom of Spain
    6.00%, 01/31/2008                  590,000        582
    6.15%, 01/31/2013 EUR               55,000         55
   Kingdom of Sweden,
    10.25%, 05/05/2003 SEK             400,000         51
   National Republic of Bulgaria
    6.50%, 07/28/2011                  225,000        177
    2.75%, 07/28/2012 (Step-Up         250,000        184
    Bond) (d)
   Republic of Algeria, 6.375%,        375,000        290
   03/04/2010
   Republic of Argentina
    11.75%, 04/07/2009                 275,000        256
    11.75%, 06/15/2015                 350,000        317
    11.375%, 01/30/2017                275,000        246
    6.00%, 03/31/2023                1,050,000        697


                                     Shares or    Market
                                     Principal    Value
                                     Amount      (000's)
-----------------------------------------------------------

   Republic Of Brazil
    14.50%, 10/15/2009               $ 400,000    $   427
    7.00%, 04/15/2012                  375,000        277
    5.00%, 04/15/2014 (h)              645,260        475
   Republic of Columbia,
    10.875%, 03/09/2004                365,000        340
   Republic of Croatia,
    6.4563%, 07/31/2006 (e)            296,021        280
   Republic of Ecuador, (Step-Up
   Bond),
    4.00%, 02/28/2025 (d) (f)          500,000        169
   Republic of Greece
    9.70%, 05/27/2001 GRD           58,000,000        169
   Republic of Italy, 9.50%,            67,000         66
   02/01/2001
   Republic Of Ivory Coast,
    (Step-Up Bond), 2.00%,             900,000        144
    03/29/2018 (d)
   Republic of Panama,(Step-Up Bond),
    4.25%, 07/17/2014 (d)              250,000        199
   Republic of Peru, (Step-Up Bond),
    4.50%, 03/07/2017 (d) (g)          300,000        200
   Republic of Philippines
    9.875%, 01/15/2019                 150,000        123
    8.60%, 06/15/2027                  125,000         89
   Republic of Venezuela
    6.875%, 03/31/2007 (e)             499,997        410
    13.625%, 08/15/2018                775,000        716
   United Mexican States
    10.375%, 02/17/2009                150,000        158
    11.375%, 09/15/2016                496,000        567
                                                -----------
                                                   13,982

U.S. Government Agencies - 25.7%
   Federal Home Loan Mortgage Corp.
    10.00%, 05/15/2020                  15,304         16
    7.34%, 06/15/2021 - Interest           712         18
    only
   Federal National Mortgage
   Association 7.3935%, 08/17/2003     226,581        226
    7.3685%, 01/17/2013              1,968,722      1,993
    13.00%, 11/15/2015                   4,213          5
    10.40%, 04/25/2019                  26,953         28
    9.65%, 03/17/2020 - Interest       674,705         13
    only
    6.50%, 02/01/2026                  193,886        185
    9.65%, 02/25/2035 - Interest     2,147,413        137
    only
    9.65%, 10/17/2036 - Interest     4,192,421         96
    only
    9.65%, 06/25/2038 - Interest     6,190,207        330
    only
    7.00%, TBA (a)                   9,500,000      9,164
    7.50%, TBA (a)                  14,500,000     14,287
    8.00%, TBA (a)                   5,500,000      5,519
                                                -----------
                                                   32,017

U.S. Treasury Securities - 9.9%
   U.S. Treasury Bonds
    6.125%, 11/15/2027 (b)             100,000        100
    5.50%, 08/15/2028 (b)               70,000         64
    5.25%, 11/15/2028 (b)            1,500,000      1,328
    5.25%, 02/15/2029 (b)              500,000        444
    6.125%, 08/15/2029               1,500,000      1,516
   U.S. Treasury Notes
    5.25%, 05/31/2001 (b)            2,000,000      1,978


                     See notes to the financial statements.

                    Salomon Brothers/JNL Global Bond Series

                                    Shares or     Market
                                    Principal     Value
                                     Amount      (000's)
-----------------------------------------------------------

    6.50%, 03/31/2002               $2,300,000   $  2,301

    5.875%, 11/15/2004
                                     1,000,000        984
    6.25%, 05/15/2030 (b)            3,500,000      3,674
                                                -----------
                                                   12,389
                                                -----------

     Total Government Securities
       (cost $58,401)                              58,388
                                                -----------
Short Term Investments - 28.6%

Commercial Paper - 23.1%
   Air Products & Chemicals,
    6.77%, 07/11/2000                1,000,000        997
   Armstrong World Industries Inc.,
    6.80%, 07/10/2000                2,906,000      2,900
   Duke Energy Field Services., Inc.
    6.93%, 07/12/2000                5,000,000      4,990
   Earthgrains Co., 6.80%,           5,000,000      4,990
   07/12/2000  (b)
   Fort James Corp., 6.78%,          4,768,000      4,760
   07/10/2000 (b)
   Houston Industries Finance
    Company LP, 6.95%, 07/12/2000    5,300,000      5,289
   Texas Utilities Co.,
    6.75%, 07/10/2000                5,000,000      4,991
                                                -----------
                                                   28,917



                                     Shares or    Market
                                     Principal    Value
                                      Amount     (000's)
-----------------------------------------------------------

Money Market Funds - 0.0%
   Dreyfus Cash Management Plus,            1    $     1
    6.51%   (i)

Repurchase Agreement - 5.5%
   Repurchase agreement with State
    Street Bank, 6.40%,
    (Collateralized by $5,510,000
    U.S. Treasury Bond, 8.75%, due
    05/15/2017, market value
    $7,064,853), acquired on        $ 6,862,000     6,862
    06/30/2000, due 07/03/2000
                                                -----------
     Total Short Term Investments
       (cost $35,780)                              35,780
                                                -----------

Total Investments - 100%
   (cost $128,021)                              $ 124,922
                                                ===========

-------------------------------------------------------------------------------
(a)      Investment purchased on a when-issued basis.
(b) Security pledged as collateral for investment purchased on a when-issued basis.
(c) Denotes deferred interest security that receives no coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(d) Coupon payment periodically increases over the life of the security. Rate is in effect as of June 30, 2000.
(e) Coupon is indexed to six month Libor. Rate stated is in effect as of June 30, 2000.
(f)      Bond is in default.
(g)      144a security.  Certain conditions for public sale may exist.
(h) Denotes payment-in-kind security, which may pay interest in additional principal amount.
(i)      Dividend yield changes daily to reflect current market conditions.
         Rate it the quoted yield as of June 30, 2000.

EUR - Euro; GRD - Greek Drachma; PLN - Polish Zloty; SEK - Swedish Krona

Based on the cost of investments of $128,087 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $929, the gross unrealized depreciation was $4,094 and the net unrealized depreciation on investments was $3,165.

                     See notes to the financial statements.

                     Salomon Brothers/JNL Global Bond Series

Forward Currency Contracts, Open at June 30, 2000 (in 000's):

                             Currency
                               Units
 Currency Purchased/Sold     Purchased         Currency       Unrealized
   and Settlement Date         (Sold)         Value in $U.S   Gain (Loss)
--------------------------- -------------    --------------  --------------
  British Pound  07/28/00           119      $       180              -
  British Pound  07/28/00          (120)             182             (2)
  Canadian       07/28/00           111               75             (1)
  Dollar
  Canadian       07/28/00         2,245            1,517              -
  Dollar
  Canadian       07/28/00        (2,357)           1,592              2
  Dollar
  Euro           07/28/00           236              226              1
  Euro           07/28/00         2,823            2,710             88
  Euro           07/28/00        (1,461)           1,402            (54)
  Greek Drachma  07/28/00       193,083              549             25
  Greek Drachma  07/28/00      (193,083)             549            (32)
  Japanese Yen   07/28/00        30,139              286              1
  Japanese Yen   07/28/00        87,514              831             21
  Japanese Yen   07/28/00       (93,950)             892             (8)
  Polish Zloty   07/28/00         4,547            1,044            (10)
  Polish Zloty   07/28/00        (4,547)           1,044            (20)
  Swedish Krona  07/28/00         1,361              156             (1)
  Swedish Krona  07/28/00         2,907              332              8
  Swedish Krona  07/28/00        (4,268)             488            (18)
                                                            ---------------
                                                                $     -
                                                            ===============


Summary of Investments by Country, June 30, 2000:

                                     % of Investment       Market Value
  Country                                Securities           (000's)
-------------------------------------------------------- ------------------
  Algeria                                        0.2%    $            290
  Argentina                                      1.2%               1,516
  Australia                                      0.2%                 253
  Bahamas                                        0.2%                 226
  Brazil                                         1.3%               1,633
  Bulgaria                                       0.3%                 361
  Canada                                         0.8%               1,051
  Columbia                                       0.3%                 340
  Ecuador                                        0.1%                 169
  Germany                                        3.2%               4,051
  Greece                                         0.1%                 169
  Hungary                                        0.2%                 280
  Italy                                          0.1%                  66
  Mexico                                         0.7%                 876
  Morocco                                        0.2%                 269
  Netherlands                                    0.1%                  92
  Panama                                         0.2%                 199
  Peru                                           0.2%                 200
  Philippines                                    0.2%                 211
  Russia                                         0.7%                 865
  Spain                                          0.5%                 638
  Sweden                                         0.1%                 161
  United Kingdom                                 0.3%                 347
  United States                                 87.7%             109,532
  Venezuela                                      0.9%               1,127
                                     ------------------- ------------------
    Total                                      100.0%    $        124,922
                                     =================== ==================



                     See notes to the financial statements.

SALOMON BROTHERS/JNL HIGH YIELD BOND SERIES
Financial Statements (Unaudited)
(in thousands, except net asset value per share)

Statement of Assets and Liabilities
June 30, 2000

Assets
Investments (cost $15,461) ...............     $   13,774
Receivables:
  Interest ...............................            295
  Fund shares sold .......................             37
   Investment securities sold ............              7
                                             ---------------
Total assets .............................         14,113
                                             ---------------

Liabilities
Payables:
  Advisory fees ..........................              9
  Administrative fees ....................              1
  Investment securities purchased ........            448
                                             ---------------
Total liabilities ........................            458
                                             ---------------

Net assets ...............................     $   13,655
                                             ===============

Net assets consist of:
Paid-in capital ..........................     $   15,362
Undistributed net investment income ......            522
Accumulated net realized loss on .........
  investments ............................           (542)
Net unrealized depreciation on investments         (1,687)
                                             ---------------
                                               $   13,655
                                             ===============

Shares outstanding (no par value),
  unlimited shares authorized ............          1,624
                                             ===============

Net asset value per share ................      $    8.41
                                             ===============


Statement of Operations
For the Six Months Ended June 30, 2000

Investment income
  Interest ...............................       $    574
                                              --------------
Expenses
  Advisory fees ..........................             46
  Administrative fees ....................              6
                                              --------------
Total expenses ...........................             52
                                              --------------
Net investment income ....................            522
                                              --------------
Realized and unrealized losses
Net realized loss on investments .........           (205)
Net change in unrealized depreciation
  on investments .........................           (702)
                                              --------------
Net realized and unrealized loss .........           (907)
                                              --------------
Net decrease in net assets from operations      $    (385)
                                              ==============

                     See notes to the financial statements.

SALOMON BROTHERS/JNL HIGH YIELD BOND SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                  Six months
                                                                                                     ended        Year ended
                                                                                                   June 30,      December 31,
                                                                                                     2000            1999
                                                                                                 --------------- ---------------
Operations
  Net investment income ......................................................................       $    522        $    805
  Net realized loss on investments ...........................................................           (205)           (324)
  Net change in unrealized depreciation on investments .......................................           (702)           (682)
                                                                                                 --------------- ---------------
Net decrease in net assets from operations ...................................................           (385)           (201)
                                                                                                 --------------- ---------------
Distributions to shareholders
  From net investment income .................................................................              -            (807)
  From net realized gains on investment transactions .........................................              -               -
                                                                                                 --------------- ---------------
Total distributions to shareholders ..........................................................              -            (807)
                                                                                                 --------------- ---------------
Share transactions(1)
  Proceeds from the sale of shares ...........................................................          4,799           5,748
  Reinvestment of distributions ..............................................................              -             807
  Cost of shares redeemed ....................................................................         (1,449)         (2,245)
                                                                                                 --------------- ---------------
Net increase in net assets from share transactions ...........................................          3,350           4,310
                                                                                                 --------------- ---------------
Net increase in net assets ...................................................................          2,965           3,302
Net assets beginning of period ...............................................................         10,690           7,388
                                                                                                 --------------- ---------------
Net assets end of period .....................................................................     $   13,655      $   10,690
                                                                                                 =============== ===============
Undistributed net investment income ..........................................................     $      522      $        -
                                                                                                 =============== ===============
   (1)Share Transactions:

     Shares sold .............................................................................            568             600
     Reinvestment of distributions ...........................................................              -              93
     Shares redeemed .........................................................................           (171)           (236)
                                                                                                 ---------------  --------------
     Net increase ............................................................................            397             457
                                                                                                 ===============  ==============
   Purchases and sales of investment securities
     (excluding short-term securities):

     Purchases of securities .................................................................    $    6,066      $    7,935

     Proceeds from sales of securities .......................................................         2,247           4,223

                     See notes to the financial statements.

Salomon Brothers/JNL High Yield Bond Series

Financial Highlights (Unaudited)

                                                                                                                  Period from
                                                                                   Six months                       March 2,
                                                                                     ended         Year ended       1998* to
                                                                                    June 30,      December 31,    December 31,
                                                                                      2000            1999            1998
                                                                                ---------------  ------------- -------------
Selected Per Share Data

Net asset value, beginning of period .......................................    $      8.71       $   9.59        $   10.00
                                                                                ---------------  ------------- -------------
Income from operations:
  Net investment income ....................................................           0.32           0.71             0.54

  Net realized and unrealized losses on investments ........................          (0.62)         (0.88)           (0.41)
                                                                                ---------------  -------------- ------------
  Total income (loss) from operations ......................................          (0.30)         (0.17)            0.13
                                                                                ---------------  -------------- ------------

Less distributions:
  From net investment income ...............................................                -        (0.71)          (0.54)
  From net realized gains on investment transactions .......................                -            -               -
                                                                                ---------------  ------------- -------------
  Total distributions ......................................................                -        (0.71)          (0.54)
                                                                                ---------------  ------------- -------------
  Net decrease .............................................................          (0.30)         (0.88)          (0.41)
                                                                                ---------------  ------------- -------------
Net asset value, end of period .............................................    $       8.41     $    8.71     $      9.59
                                                                                ===============  ============= ==============
Total Return (a) ...........................................................           (3.44)%       (1.76)%         1.32%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .................................    $       13,655   $   10,690    $   7,388
  Ratio of expenses to average net assets (b) ..............................             0.90%        0.90%        0.95%
  Ratio of net investment income to average net assets (b) .................             9.02%        8.74%        7.80%
  Portfolio turnover .......................................................            21.35%       31.39%       37.45%

Ratio information assuming no expense reimbursement:
  Ratio of expenses to average net assets (b) ..............................               n/a          n/a        1.39%
  Ratio of net investment income to average net assets (b) .................               n/a          n/a        7.36%

-------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

                     See notes to the financial statements.

                      Salomon Brothers/JNL High Yield Bonds

                       Schedule of Investments (Unaudited)

                                 June 30, 2000

                                    Shares or    Market
                                    Principal     Value
                                      Amount     (000's)
-----------------------------------------------------------
Corporate Bonds - 89.1%

Advertising - 0.8%
   SITEL Corp., 9.25%, 03/15/2006   $  125,000    $     114


Aerospace & Defense - 1.0%
   Sequa Corp., 9.00%, 08/01/2009       125,000         120
   Stellex Industries Inc., 9.50%,      125,000          12
    11/01/2007 (d)                              -----------
                                                        132
Agriculture - 0.5%
     Hines Horticulture Inc., 11.75%,
        10/15/2005                       75,000          75

Airlines - 1.5%
   Airplanes Pass through Trust,
   10.875%,
    03/15/2012                          123,463         100

   Northwest Airlines Inc., 7.625%
    03/15/2012                          125,000         110
                                                -----------
                                                        210

Apparel - 0.4%
      Levi Strauss & Co., 7.00%,         75,000          57
11/01/2006

Auto Manufacturers - 1.2%
   Derby Cycle Corp., 10.00%            125,000          50
   05/15/2008
   Navistar International Corp.,
   8.00%,
   02/01/2008                           125,000         115
                                                -----------
                                                        165

Auto Parts & Equipment - 3.0%
   Advanced Stores Co. Inc.,
    10.25%, 04/15/2008                  125,000         103
   Federal-Mogul Corp., 7.50%,          125,000          86
   01/15/2009
   J.L. French Automotive Castings
   Inc.,
    11.50%, 06/01/2009                  125,000         114
   Lear Corp., 8.11%, 05/15/2009 (c)    125,000         114
                                                -----------
                                                        417
Banks - 0.9%
    Sovereign Bancorp, 8.125%,          125,000         123
11/15/2006

Building Materials - 1.2%
   International Utility Structures
   Inc.,
    10.75%, 02/01/2008                   50,000          41

     Nortak Inc., 9.875%, 03/01/2004    125,000         119
                                                -----------
                                                        160
Chemicals - 3.6%
   Aqua Chemical Inc., 11.25%,           50,000          28
   07/01/2008
   Borden Chemical & Plastics L.P.,
   9.50%
     05/01/2005                         125,000         112
   Lyondell Chemical Co.,
    9.875%, 05/01/2007                  125,000         123
   PCI Chemicals Canada Inc.,
    9.25%, 10/15/2007                   125,000          78
   Safety-Kleen Services,
    9.25%, 06/01/2008 (d)               125,000          10



                                    Shares or    Market
                                    Principal     Value
                                      Amount     (000's)
-----------------------------------------------------------

   Sterling Chemicals Inc.,

    12.375%, 07/15/2006             $    75,000   $      76
   United Industries Corp.,
    9.875%, 04/01/2009                  125,000          69
                                                -----------
                                                        496
Commercial Services - 4.5%
   Avis Rent A Car Inc.,
    11.00%, 05/01/2009                  125,000         130
   Iron Mountain Inc., 8.75%,           125,000         115
   09/30/2009
   Metris Co. Inc., 8.375%,             125,000         119
   11/15/2008
   Primark Corp., 9.25%, 12/15/2008     125,000         137
   World Color Press Inc., 8.375%,
    11/15/2008                          125,000         121
                                                -----------
                                                        622
Cosmetics & Personal Care - 1.5%
   French Fragrances Inc., 10.375%,
    05/15/2007                          125,000         120
   Revlon Consumer Products Corp,
      9.00%, 11/01/2006                 100,000          72
    8.625%, 02/01/2008                   20,000          10
                                                -----------
                                                        202
Diversified Financial Services -1.3%
   ContiFinancial Corp.
    7.50%, 03/15/2002 (d)                50,000           6
    8.125%, 04/01/2008 (d)               75,000           9
   DVI Inc., 9.875%, 02/01/2004         125,000         114

   High Voltage Engineering Corp,
    10.50%, 08/15/2004                   75,000          52
                                                -----------
                                                        181
Electric - 0.9%
     Capline Corp., 8.75%,              125,000         121
07/15/2007

Entertainment - 5.8%
   Charter Communications Holdings LLC,
    8.625%, 12/15/2007                  250,000         220
   MGM Grand Inc., 9.75%, 06/01/2007    125,000         127
   Mohegan Tribal Gaming, 8.75%,
    01/01/2009                          100,000          95
   Park Place Entertainment, 9.375%,
      02/15/2007                        125,000         125
   Station Casinos Inc., 9.875%,        125,000         125
    07/01/2010 (c)
   Sun International Hotel Ltd.,        125,000         113
    8.625%, 12/15/2007                          -----------
                                                        805
Environmental Control - 0.8%
   Allied Waste North America,
    7.875%, 01/01/2009                  125,000         107

Food - 1.0%
   Premier International Foods Plc,
    12.00%, 09/01/2009 (c)              125,000         112

                     See notes to the financial statements.

                  Salomon Brothers/JNL High Yield Bond Series
                Schedule of Investments (Unaudited) (continued)

                                    Shares or    Market
                                    Principal     Value
                                      Amount     (000's)
-----------------------------------------------------------


   Vlasic Foods International Inc., $    75,000         $26
    10.25%, 07/01/2009                          -----------
                                                        138

Forest Products & Paper - 0.8%
      Mail-Well I Corp., 8.75%,
        12/15/2008                      125,000         105

Healthcare - 2.4%
   Fresenius Medical Care Capital       125,000         119
    Trust, 9.00%, 12/01/2006
   HCA-The Healthcare Company,          125,000         114
    6.91%, 06/15/2005
   Tenet Healthcare Corp.,
    7.625%, 06/01/2008                   75,000          69
    9.25%, 09/01/2010 (c)                25,000          25
                                                -----------
                                                        327
Holding Companies-Diversified - 0.7%
   P&L Coal Holdings Corp.,
    9.625%, 05/15/2008                  100,000          93

Home Furnishings - 2.4%
   Home Interiors & Gifts Inc.,
    10.125%, 06/01/2008                 125,000          71
   PillowTex Corp., 9.00%,               75,000          26
   12/15/2007
   Simmons Co., 10.25%, 03/15/2009      125,000         111
   Windmere-Durable Holdings Inc.,
    10.00%, 07/31/2008                  125,000         122
                                                -----------
                                                        330
Household Products -  0.0%
   Breed Technologies Inc., 9.25%
     04/15/2008 (d)                     100,000           1

Iron & Steel - 0.9%
   AK Steel Corp., 7.875%,              100,000          89
   02/15/2009
   LTV Corp., 11.75%, 11/15/2009 (c)     50,000          42
                                                -----------
                                                        131
Leisure Time - 2.7%
   Hollywood Park Inc., 9.25%,                          124
   02/15/2007                           125,000
   Park Place Entertainment Corp.,
    7.875%, 12/15/2005                  125,000         118
   Polaroid Corp., 11.50%,              125,000         130
   02/15/2006
                                                -----------
                                                        372
Lodging -  3.2%
   Aztar Corp., 8.875%, 05/15/2007      100,000          94
   Harrah's Operating Co. Inc.,
   7.875%
      08/01/2008                        125,000         118
   HMH Properties, 7.875%,              125,000         112
   08/01/2008
     Meristar Hospitality Corp.,
        8.75%, 08/15/2007               125,000         114
                                                -----------
                                                        438

                                    Shares or    Market
                                    Principal     Value
                                      Amount     (000's)
-----------------------------------------------------------


Manufacturing - 6.2%

   Axiohm Transaction Solutions
   Inc.,
    9.75%, 10/01/2007 (d)           $   125,000   $      25
   Blount Inc., 13.00%, 08/01/2009      125,000         127
   Foamex LP, 9.875%, 06/15/2007        125,000          95
   Gentek Inc., 11.00%, 08/01/2009      125,000         127
   Hexcel Corp., 9.75%, 01/15/2009       75,000          67
   Jordan Industries, 10.375%,
       08/01/2007                       125,000         114
   Mattress Discounters Corp.,
    12.625%, 07/15/2007                 100,000          91
   Pacifica Paper Inc., 10.00%,         125,000         123
   03/15/2009
   Polymer Group Inc., 9.00%,           100,000          85
   07/01/2007                                   -----------
                                                        854
Media - 6.5%
   Adelphia Communications Corp.,
    9.50%, 02/15/2004                    17,090          17
   CDS Holdings Inc., 9.875%,            75,000          77
   04/01/2023
   Century Communications Corp.,
    8.375%, 12/15/2007                  125,000         111
   CSC Holdings Inc., 7.625%,           125,000         112
   07/15/2018
   FrontierVision Holdings LP,
    11.00%, 10/15/2006                  125,000         126
   Price Communications Wireless        125,000         126
    Inc., 9.125%, 12/15/2006
   Sinclair Broadcast Group Inc.,
    9.00%, 07/15/2007                   125,000         112
   Telewest Communications Plc,
   (Step-Up                             125,000          68
    Bond), 9.25%, 04/15/2009 (b) (c)
   UnitedGlobalCom Inc., (Step-Up
   Bond),
    10.75%, 02/15/2008 (b)              200,000         140
                                                -----------
                                                        889
Metals & Mining - 0.2%
   AEI Resources Inc.,
    10.50%, 12/15/2005 (c)              125,000          25

Oil & Gas Producers - 10.5%
   Belco Oil & Gas Corp.,
    8.875%, 09/15/2007                  125,000         116
   Canadian Forest Oil Ltd.,
    8.75%, 09/15/2007                   125,000         117
   Clark Refining & Marketing Inc.,
    8.875%, 11/15/2007                  125,000          80
   Devon Energy Corp., 10.25%,
       11/01/2005                       125,000         137
   Gulf Canada Resources Ltd.,
      9.625%, 07/01/2005                125,000         127
   HS Resources Inc., 9.25%,            100,000          97
   11/15/2006
   Key Energy Services Inc., 14.00%,
      01/15/2009                        125,000         141
   Ocean Energy Inc., 8.875%,           125,000         124
   07/15/2007

                     See notes to the financial statements.

                  Salomon Brothers/JNL High Yield Bond Series
                 Schedule of Investments (Unaudited)(continued)

                                    Shares or    Market
                                    Principal     Value
                                      Amount     (000's)
-----------------------------------------------------------

   Pioneer Natural Resources,
        9.625%, 02/01/2004          $   125,000    $    129
   Plains Resources Inc.,
    10.25%, 03/15/2006 (c)              125,000         126
   R&B Falcon Corp, 9.50%,              125,000         126
    12/15/2008
   Western Gas Resources Inc.,
    10.00%, 06/15/2009                  125,000         129
                                                -----------
                                                      1,449
Packaging & Containers - 2.4%
   Delta Beverage Group Inc., 9.75%,
    12/15/2003                          125,000         118
   Owens-Illinois Inc., 7.50%,          125,000         107
    05/15/2010
   Radnor Holdings Corp., 10.00%,       125,000         112
    12/01/2003                                  -----------
                                                        337
Real Estate - 0.7%
   Forest City Enterprises Inc.,
    8.50%, 03/15/2008                   125,000          91

Retail - 5.6%
   Cole National Group Inc.,
    8.625%, 08/15/2007                   75,000          49
   Duane Reade Inc., 9.25%,             125,000         111
   02/15/2008
   Finaly Fine Jewelry Corp.,
    8.375%, 05/01/2008                  125,000         111
   Guitar Center Inc., 11.00%,          125,000         121
   07/01/2006
   Hollinger International
   Publishing Inc.,
    9.25%, 03/15/2007                   125,000         123
   Indesco International Inc.,
    9.75%, 04/15/2008                   125,000          46
   Leslie's Poolmart, 10.375%,          125,000          93
   07/15/2004
   R.H. Donnelly Inc., 9.125%,          125,000         118
   06/01/2008                                   -----------
                                                        772

Software - 2.0%
    Covad Communications Group,
        12.00%, 02/15/2010               75,000          59
    Exodus Communications, 11.625%,
         07/15/2010                     100,000         100
     PSInet Inc., 11.50%, 11/01/2008    125,000         117
                                                -----------
                                                        276

Telecommunications - 8.9%
   Centennial Cellular Corp.,
    10.75%, 02/15/2008                   50,000          49
   Crown Castle International Corp.,
    10.75%, 08/01/2011                   75,000          76
   Energis Plc, 9.75%, 06/15/2009       125,000         123


                                    Shares or    Market
                                    Principal     Value
                                      Amount     (000's)
-----------------------------------------------------------


   Global Crossing Holding Ltd.,
      9.625%, 05/15/2008            $   125,000     $   121
   ICG Holdings Inc., (Step-Up Bond)
    05/01/2006 (b)                      125,000         103
   Insight Midwest, 9.75%,              125,000         122
   10/01/2009
   Intermedia Communications,
      8.50%, 01/15/2008                 125,000         115
   Level 3 Communications Inc.,
       9.125%, 05/01/2008               125,000         112
   Nextel Communications Inc.,
  (Step-Up Bond), 9.75%, 10/31/2007(b)  200,000         149
   NEXTLINK Communications,
      10.75%, 06/01/2009                125,000         123
   NTL Inc., (Step-Up Bond),
    11.50%, 02/01/2006 (b)              150,000         138
                                                -----------
                                                      1,231
Textiles - 0.8%
     WestPoint Stevens Inc., 7.875%,
        06/15/2005                      125,000         104

Tobacco - 0.8%
   North Atlantic Trading Co.,
    11.00%, 06/15/2004                  125,000         113

Transportation - 0.6%
   Enterprises Shipholding Corp.,
    8.875%, 05/01/2008                  125,000          70
   Holt Group, 9.75%, 01/15/2006        125,000          12
                                                -----------
                                                         82
Water - 0.9%
   Azurix Corp., 10.75%, 02/15/2010     125,000         120
                                                -----------
     Total Corporate Bonds

       (cost $13,950)                                12,265
                                                -----------

Preferred Stocks - 0.5%

    Rural Cellular Corp. (a)                 77          73
                                                -----------
     Total Preferred Stocks
       (cost $75)                                        73
                                                -----------

Short Term Investments - 10.4%

Money Market Fund - 0.0%

   Dreyfus Cash Management Plus,          923             1
    6.51% (a)

                     See notes to the financial statements.

                  SALOMON BROTHERS/JNL HIGH YIELD BOND SERIES
                 SCHEDULE OF INVESTMENTS (Unaudited)(continued)

                                    Shares or    Market
                                    Principal     Value
                                      Amount     (000's)
-----------------------------------------------------------
Repurchase Agreement - 10.4%
   Repurchase agreement with State
   Street
    Bank, 6.40% (Collateralized by
    $155,000 U. S. Treasury Bond,
    8.75%, due 05/15/2017, market
    value $1,468,294), acquired on  $ 1,435,000      $1,435
    06/30/2000,
    due 07/03/2000                              -----------

     Total Short Term Investments
       (cost $1,436)                                  1,436
                                                -----------
Total Invesments - 100%
    (cost $15,461)                              $    13,774
                                                ===========

--------------------------------------------------------------------------------

(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.
(b) Denoted deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(c)  144a security. Certain conditions for public sale may exist.
(d)  Bond in default.

Based on the cost of investments of $15,461 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $83, the gross unrealized depreciation was $1,770 and the net unrealized depreciation on investments was $1,687.


                     See notes to the financial statements.

SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $148,536) ................ $     146,901
Cash .......................................             3
Receivables:
  Interest .................................           894
  Fund shares sold .........................            36
  Investment securities sold ...............           129
                                             ---------------
TOTAL ASSETS ...............................       147,963
                                             ---------------

LIABILITIES
Payables:
  Advisory fees ............................            66
  Administrative fees ......................             9
  Fund shares redeemed .....................            41
  Investment securities purchased ..........        30,426
                                             ---------------
TOTAL LIABILITIES ..........................        30,542
                                             ---------------

NET ASSETS ................................. $     117,421
                                             ===============

NET ASSETS CONSIST OF:
Paid-in capital ............................ $     119,262
Undistributed net investment income ........         3,376
Accumulated net realized loss on
  investments ..............................        (3,582)
Net unrealized depreciation on investments .        (1,635)
                                             ---------------
                                             $     117,421
                                             ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED ..............        10,936
                                              ==============

NET ASSET VALUE PER SHARE ..................  $      10.74
                                              ==============

Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Interest .................................  $      3,698
  Securities lending .......................            37
                                              --------------
TOTAL INVESTMENT INCOME ....................         3,735
                                              --------------

EXPENSES
  Advisory fees ............................           379
  Administrative fees ......................            54
                                              --------------
TOTAL EXPENSES .............................           433
                                              --------------
NET INVESTMENT INCOME ......................         3,302
                                              --------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments ...........        (2,205)
Net change in unrealized appreciation
  on investments ...........................         2,872
                                              --------------
NET REALIZED AND UNREALIZED GAIN ...........           667
                                              --------------

NET INCREASE IN NET ASSETS
  FROM OPERATIONS ..........................  $      3,969
                                              ==============

                     See notes to the financial statements.

SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                   SIX MONTHS
                                                                                                     ENDED         YEAR ENDED
                                                                                                   JUNE 30,      DECEMBER 31,
                                                                                                      2000            1999
                                                                                                  --------------  --------------

OPERATIONS
  Net investment income ...................................................................       $       3,302   $       5,021
  Net realized loss on investments ........................................................              (2,205)         (1,298)
  Net change in unrealized appreciation (depreciation) on investments .....................               2,872          (5,840)
                                                                                                  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .....................................               3,969          (2,117)
                                                                                                  --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ..............................................................                   -          (5,026)
  From net realized gains on investment transactions ......................................                   -             (24)
                                                                                                  --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................................                   -          (5,050)
                                                                                                  --------------  --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares ........................................................              29,852          84,784
  Reinvestment of distributions ...........................................................                   -           5,050
  Cost of shares redeemed .................................................................             (22,729)        (40,123)
                                                                                                  --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS ........................................               7,123          49,711
                                                                                                  --------------  --------------

NET INCREASE IN NET ASSETS ................................................................              11,092          42,544

NET ASSETS BEGINNING OF PERIOD ............................................................             106,329          63,785
                                                                                                  --------------  --------------

NET ASSETS END OF PERIOD ..................................................................       $     117,421   $     106,329
                                                                                                  ==============  ==============

UNDISTRIBUTED NET INVESTMENT INCOME .......................................................       $       3,376   $          74
                                                                                                  ==============  ==============


   (1)SHARE TRANSACTIONs:

     Shares sold ..........................................................................               2,845           7,726
     Reinvestment of distributions ........................................................                   -             487
     Shares redeemed ......................................................................              (2,175)         (3,668)
                                                                                                  --------------  --------------
     Net increase .........................................................................                 670           4,545
                                                                                                  ==============  ==============

   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities ..............................................................       $      48,570   $     121,554
     Proceeds from sales of securities ....................................................              47,915         100,473

     Purchases of U.S. Government obligations .............................................       $      48,570   $     120,204
     Proceeds from sales of U.S. Government obligations ...................................              47,515         100,473

                     See notes to the financial statements.

SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND SERIES

Financial Highlights (Unaudited)

                                                                                                                           PERIOD
                                                                                                          PERIOD FROM     FROM MAY
                                                    SIX MONTH                                               APRIL 1,         15,
                                                      ENDED                                                 1996 TO        1995* TO
                                                     JUNE 30,                                             DECEMBER 31,    MARCH 31,
                                                       2000          1999         1998          1997          1996           1996
                                                   ------------- ------------ ------------- ------------- -------------- -----------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $    10.36    $    11.15   $    10.69    $    10.20    $    10.09     $  10.00
                                                   ------------- ------------ ------------- ------------- -------------- -----------

INCOME FROM OPERATIONS:
  Net investment income                                    0.30          0.51         0.41          0.44          0.24         0.45
  Net realized and unrealized gains (losses) on
    investments                                            0.08         (0.79)        0.60          0.49          0.24         0.02
                                                   ------------- ------------ ------------- ------------- -------------- -----------
  Total income (loss) from operations                      0.38         (0.28)        1.01          0.93          0.48         0.47
                                                   ------------- ------------ ------------- ------------- -------------- -----------

LESS DISTRIBUTIONS:
  From net investment income                                  -         (0.51)       (0.41)        (0.42)        (0.34)       (0.34)
  From net realized gains on investment
  transactions                                                -             -        (0.14)        (0.02)        (0.03)       (0.04)
                                                   ------------- ------------ ------------- ------------- -------------- -----------
  Total distributions                                         -         (0.51)       (0.55)        (0.44)        (0.37)       (0.38)
                                                   ------------- ------------ ------------- ------------- -------------- -----------
  Net increase (decrease)                                  0.38         (0.79)        0.46          0.49          0.11         0.09
                                                   ------------- ------------ ------------- ------------- -------------- -----------

NET ASSET VALUE, END OF PERIOD                       $    10.74    $    10.36   $    11.15    $    10.69    $    10.20     $  10.09
                                                   ============= ============ ============= ============= ============== ===========

TOTAL RETURN (A)                                          3.67%       (2.50)%        9.40%         9.16%         4.82%        4.65%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)           $  117,421    $  106,329   $   63,785    $   25,389    $    9,832     $  3,007
  Ratio of expenses to average net assets (b) (c)         0.80%         0.80%        1.28%         0.94%         0.84%        0.84%
  Ratio of net investment income to average net
    assets (b)                                            6.10%         5.45%        5.33%         5.99%         5.72%        5.41%
  Portfolio turnover                                     50.76%       122.72%      429.70%       378.59%       218.50%      253.37%


RATIO INFORMATION ASSUMING NO EXPENSE
  REIMBURSEMENT:
  Ratio of expenses to average net assets (b)               n/a          n/a         1.29%         1.05%         1.37%        2.53%
  Ratio of net investment income to average net
    assets (b)                                              n/a          n/a         5.32%         5.88%         5.19%        3.72%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.
(c) For the years ended December 31, 1998 and 1997, the ratio of expenses to average net assets excluding non-operating expenses was 0.85% for each year.

                     See notes to the financial statements.

           SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                     SHARES OR   MARKET
                                     PRINCIPAL    VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

CORPORATE BONDS - 0.9%

ASSET BACKED SECURITIES - 0.9%
   Green Tree Financial Corp.,
    7.07%, 01/15/2029 (b)           $ 1,385,918 $     1,310
                                                -----------

     Total Corporate Bonds
       (cost $1,331)                                  1,310
                                                -----------

U.S. GOVERNMENT SECURITIES - 67.5%

U.S. GOVERNMENT AGENCIES - 41.4%
   Federal Home Loan Bank
    5.80%, 09/02/2008                 3,500,000       3,204
   Federal Home Loan Mortgage Corp.
    6.00%, 09/01/2010                     1,967           2
    7.00%, 07/01/2011                    63,917          63
    6.50%, 08/01/2013                   388,690         377
    8.25%, 04/01/2017                   142,252         144
    10.50%, 06/01/2020                  398,964         428
    8.00%, 07/01/2020                   550,109         558
    10.00%, 09/01/2020                  759,553         808
    8.50%, 03/15/2024 (b)             1,750,000       1,795
    6.00%, 11/01/2028                 4,213,838       3,878
    6.50%, TBA (a)                    9,000,000       8,497
   Federal National Mortgage
   Association
    7.3685%, 01/17/2013 (b)           2,953,082       2,990
    14.50%, 11/15/2014                    2,990           4
    12.50%, 09/20/2015                   11,005          12
    13.00%, 11/15/2015                    8,987          10
    12.00%, 01/01/2016                  295,798         326
    12.00%, 01/15/2016                   10,298          12
    12.50%, 01/15/2016                  157,649         179
    11.50%, 09/01/2019                    2,696           3
    10.50%, 08/01/2020                   55,216          59
    6.50%, 03/01/2026                   266,886         256
    7.00%, 05/01/2026                   193,356         189
    9.00%, 08/01/2026                    74,753          77
    7.00%, 11/01/2028                   501,056         487
    7.00%, 12/01/2028                   229,872         223
    6.69%, 12/28/2028                 1,475,200       1,404
    7.00%, 03/01/2029                   928,491         902
    6.50%, 04/01/2029 (b)             4,130,374       3,907
    6.50%, 04/01/2029 (b)             2,308,628       2,183
    7.00%, 01/01/2030 (b)             2,487,227       2,401
    6.527%, 05/25/2030                2,250,000       2,118
    6.00%, TBA (a)                   10,570,000       9,668
    6.50%, TBA (a)                      800,000         754
    7.50%, TBA (a)                    5,000,000       4,923
    8.00%, TBA (a)                    6,650,000       6,673
    Government National Mortgage
    Association
    13.50%, 07/15/2010                  144,672         164
    8.50%, 01/15/2018                   156,918         161




                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

   Government National Mortgage
       Association II
    9.00%, 12/20/2019               $ 3,102,007 $     3,171
                                                -----------
                                                     60,827

U.S. TREASURY SECURITIES - 26.1%
   U.S. Treasury Bonds
    6.625%, 02/15/2027 (d)            2,350,000       2,492
    5.25%, 11/15/2028 (d)             2,000,000       1,770
    5.25%, 02/15/2029 (d)             2,000,000       1,774
    6.125%, 08/15/2029 (d)            5,750,000       5,813
   U.S. Treasury Notes
    5.25%, 05/31/2001 (d)             1,000,000         989
    5.25%, 05/15/2004 (d)             8,500,000       8,200
    5.875%, 11/15/2004 (d)            5,000,000       4,922
    6.50%, 02/15/2010 (d)            11,000,000      11,357
   U.S. Treasury Strips
    6.375%, 08/15/2027 (d)            1,000,000       1,028
                                                -----------
                                                     38,345
                                                -----------

     Total U.S. Government
     Securities
      (cost $100,786)                                99,172
                                                -----------

SHORT TERM INVESTMENTS - 31.6%

COMMERCIAL PAPER - 21.7%
   Armstrong World Industries Inc.,
    6.80%, 07/10/2000 (b)             5,000,000       4,992
   Boral Ltd., 6.80%, 07/12/2000 (b)  4,000,000       3,992
   Duke Energy Field Service,
    6.93%, 07/12/2000 (b)             5,000,000       4,989
   Earthgrains Co., 6.80%,
    07/12/2000 (b)                    5,000,000       4,990
   Houston Industries Finance
    Company LP, 6.95%, 07/12/2000 (b) 5,000,000       4,989
   Imperial Tobacco Finance, 6.85%,
    07/11/2000 (b)                    5,000,000       4,990
   Solutia Inc., 6.84%, 07/11/2000(b) 3,000,000       2,994
                                                -----------
                                                     31,936

MONEY MARKET FUND - 0.0%
   Dreyfus Cash Management Plus,
    6.51% (c)                               585           1

REPURCHASE AGREEMENTS - 9.9%
   Repurchase agreement with SBC
    Warburg Dillon Read Inc., 6.55%
    (Collateralized by $9,122,000
    U.S. Treasury Bond, 8.125%, due
    05/15/2021, market value
    $11,201,000) acquired on
    06/30/2000, due 07/03/2000       11,000,000      11,000



                     See notes to the financial statments.

           SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND SERIES

                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

   Repurchase agreement with State
    Street Bank, 6.40%
    (Collateralized by $3,190,000
    U.S. Treasury Bond, 7.25%, due
    05/15/2016, market value
    $3,548,000) acquired on
    06/30/2000, due 07/03/2000      $ 3,482,000 $     3,482
                                                -----------
                                                     14,482
                                                -----------

     Total Short Term Investments
       (cost $46,419)                                46,419
                                                -----------

TOTAL INVESTMENTS - 100%
   (cost $148,536)                              $   146,901
                                                ===========

--------------------------------------------------------------------------------
(a)  Investment purchased on a when-issued basis.
(b) Security pledged as collateral for investment purchased on a when-issued basis.
(c) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000. (d) All or a portion of this security has been loaned.

Based on the cost of investments of $148,675 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $842, the gross unrealized depreciation was $2,616 and the net unrealized depreciation on investments was $1,774.

                     See notes to the financial statements.

T. Rowe Price/JNL Established Growth Series
Financial Statements (Unaudited)
(in thousands, except net asset value per share)

Statement of Assets and Liabilities
June 30, 2000

Assets
Investments (cost $338,400) ................ $     418,677
Foreign currency ...........................            68
Receivables:
  Dividends and interest ...................           241
  Foreign taxes recoverable ................             5
  Fund shares sold .........................           250
  Investment securities sold ...............         3,770
Collateral for securities loaned ...........         9,227
                                             ---------------
Total assets ...............................       432,238
                                             ---------------

Liabilities
Payables:
  Advisory fees ............................           273
  Administrative fees ......................            33
  Fund shares redeemed .....................           118
  Investment securities purchased ..........         6,936
  Return of collateral for securities loaned         9,227
                                             ---------------
Total liabilities ..........................        16,587
                                             ---------------
Net assets ................................. $     415,651
                                             ===============

Net assets consist of:
Paid-in capital ............................ $     300,211
Undistributed net investment income ........            43
Accumulated net realized gain on
  investments
  and foreign currency related items .......        35,121
Net unrealized appreciation on investments
  and foreign currency related items .......        80,276
                                             ---------------
                                             $     415,651
                                             ===============

Shares outstanding (no par value),
  unlimited shares authorized ..............        17,762
                                              ==============

Net asset value per share ..................  $      23.40
                                              ==============


Statement of Operations
For the Six Months Ended June 30, 2000

Investment income
  Dividends ................................  $      1,369
  Interest .................................           374
  Securities lending .......................            16
  Foreign taxes withheld ...................           (44)
Total investment income ....................         1,715

Expenses
  Advisory fees ............................         1,531
  Administrative fees ......................           187
Total expenses .............................         1,718
                                             ---------------
Net investment loss ........................            (3)


Realized and unrealized gains (losses)
Net realized gain (loss) on:
  Investments ..............................        26,339
  Foreign currency related items ...........          (277)
Net change in unrealized appreciation
  (depreciation) on:
  Investments ..............................         3,069
  Foreign currency related items ...........            (1)
                                             ---------------
Net realized and unrealized gain ...........        29,130

Net increase in net assets from operations .    $   29,127
                                             ===============


                     See notes to the financial statements.

T. Rowe Price/JNL Established Growth Series

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                   Six months
                                                                   ended         Year ended
                                                                   June 30,      December 31,
                                                                    2000            1999
                                                                  -------------  --------------
Operations
  Net investment income (loss) ...............................      $       (3)    $      449
  Net realized gain (loss) on:
    Investments ..............................................          26,339         27,184
    Foreign currency related items ...........................            (277)            14
  Net change in unrealized appreciation (depreciation) on:
    Investments ..............................................           3,069         31,750
    Foreign currency related items ...........................              (1)            (1)
                                                                  -------------   --------------
Net increase in net assets from operations ...................          29,127         59,396
                                                                  -------------   --------------

Distributions to shareholders
  From net investment income .................................               -           (421)
  From net realized gains on investment transactions .........               -        (22,355)
                                                                  -------------   -------------
Total distributions to shareholders ..........................               -        (22,776)
                                                                  -------------   --------------

Share transactions(1)
  Proceeds from the sale of shares ...........................          73,118        123,172
  Reinvestment of distributions ..............................               -         22,776
  Cost of shares redeemed ....................................         (37,932)       (47,829)
                                                                  -------------   --------------
Net increase in net assets from share transactions ...........          35,186         98,119
                                                                  -------------   --------------

Net increase in net assets ...................................          64,313        134,739

Net assets beginning of period ...............................         351,338        216,599
                                                                  -------------   --------------

Net assets end of period .....................................       $ 415,651      $ 351,338
                                                                  =============   ==============
Undistributed net investment income ..........................       $      43      $      46
                                                                  =============   ==============


   (1)Share Transactions:

     Shares sold .............................................           3,294          6,147
     Reinvestment of distributions ...........................               -          1,053
     Shares redeemed .........................................          (1,723)        (2,374)
                                                                  -------------   --------------
     Net increase ............................................           1,571          4,826
                                                                  =============   ==============

   Purchases  and  sales  of   investment   securities
    (excluding short-term securities):

     Purchases of securities .................................       $ 179,048      $ 235,082
     Proceeds from sales of securities .......................         146,239        159,357


                     See notes to the financial statements

T. Rowe Price/JNL Established Growth Series

Financial Highlights (Unaudited)

                                                                                                           Period from  Period from
                                                               Six months                                     April 1,     May 15,
                                                               ended                                           1996 to     1995* to
                                                               June 30,           Year ended December 31,   December 31,   March 31,
                                                               2000          1999         1998       1997       1996          1996
                                                               --------- ------------  ---------- --------- ------------ -----------
Selected Per Share Data

Net asset value, beginning of period .......................    $21.70       $19.06      $15.62      $12.56      $11.36     $10.00
                                                               --------- ------------  ---------- --------- ------------ -----------

Income from operations:
Net investment income ......................................         -         0.03        0.05        0.06        0.03       0.07
Net realized and unrealized gains on investments and
foreign currency related items .............................      1.70         4.12        4.29        3.64        1.81       2.68
                                                               --------- ------------  ---------- --------- ------------ -----------
Total income from operations ...............................      1.70         4.15        4.34        3.70        1.84       2.75
                                                               --------- ------------  ---------- --------- ------------ -----------

Less distributions:
From net investment income .................................         -        (0.03)      (0.06)      (0.03)      (0.04)     (0.06)
From net realized gains on investment transactions .........         -        (1.48)      (0.84)      (0.61)      (0.09)     (1.33)
Return of capital ..........................................         -            -           -           -       (0.51)         -
                                                               --------- ------------  ---------- --------- ------------ -----------
Total distributions ........................................         -        (1.51)      (0.90)      (0.64)      (0.64)     (1.39)
                                                               --------- ------------  ---------- --------- ------------ -----------
Net increase ...............................................       1.7         2.64        3.44        3.06         1.2       1.36
                                                               --------- ------------  ---------- --------- ------------ -----------

Net asset value, end of period .............................    $23.40       $21.70      $19.06      $15.62      $12.56     $11.36
                                                               ========= ============  ========== ========= ============ ===========

Total Return (a) ...........................................    7.83 %      21.77 %     27.78 %     29.47 %     16.12 %    28.23 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ...................  $415,651     $351,338    $216,599    $124,022     $32,291     $8,772
Ratio of expenses to average net assets (b) ................    0.92 %       0.93 %      0.95 %      0.98 %      1.00 %     1.00 %
Ratio of net investment income to average net assets (b) ...         -       0.16 %      0.38 %      0.43 %      0.59 %     0.75 %
Portfolio turnover .........................................   39.95 %      61.45 %     54.93 %     47.06 %     36.41 %   101.13 %

Ratio information assuming no expense reimbursement:
Ratio of expenses to average net assets (b) ................       n/a          n/a      0.95 %      0.98 %      1.11 %     2.09 %
Ratio of net investment income (loss) to average net
assets (b) .................................................       n/a          n/a      0.38 %      0.43 %      0.48 %    (0.34)%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

                     See notes to the financial statements.

                   T. Rowe Price/JNL Established Growth Series

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                    Shares or    Market
                                    Principal     Value
                                      Amount     (000's)
-----------------------------------------------------------

Common Stocks - 96.2%

Advertising - 0.7%
   Omnicom Group Inc.                    31,700 $     2,823

Aerospace & Defense - 0.3%
   United Technologies Corp.             24,700       1,454

Banks - 3.2%
   Bank of New York Co. Inc.             72,400       3,367
   Chase Manhattan Corp.                 17,250         795
   Firstar Corp.                        161,100       3,393
   Mellon Financial Corp.                66,400       2,419
   State Street Corp.                    17,500       1,856
   Wells Fargo & Co.                     39,700       1,538
                                                -----------
                                                     13,368

Beverages - 1.4%
   Coca-Cola Co.                         34,100       1,958
   PepsiCo Inc.                          89,200       3,964
                                                -----------
                                                      5,922

Biotechnology - 1.4%
   Amgen Inc. (a)                        16,500       1,159
   Genentech Inc. (a)                    21,300       3,664
   PE Corp.-PE Biosystems Group          17,900       1,179
                                                -----------
                                                      6,002

Building Materials - 0.2%
   Masco Corp.                           49,200         889

Commercial Services - 1.1%
   Concord EFS Inc. (a)                  80,600       2,096
   Randstad Holdings NV                  72,100       2,678
                                                -----------
                                                      4,774

Computers - 7.0%
   Ariba Inc. (a)                        32,900       3,226
   Ceridian Corp. (a)                    54,800       1,319
   Cisco Systems Inc. (a)               178,000      11,270
   Dell Computer Corp. (a)              140,400       6,923
   Hewlett-Packard Co.                   20,400       2,547
   SanDisk Corp.                         32,300       1,976
   Sun Microsystems Inc. (a)             24,100       2,192
                                                -----------
                                                     29,453

Cosmetics & Personal Care - 0.6%
   Gillette Co.                          30,500       1,065
   Kimberly-Clark Corp.                  21,800       1,251
                                                -----------
                                                      2,316

                                    Shares or    Market
                                    Principal     Value
                                      Amount     (000's)
-----------------------------------------------------------

Diversified Financial Services -
6.5%
   Associates First Capital Corp.        80,900 $     1,805
   Capital One Financial Corp.           66,100       2,950
   Citigroup Inc.                       123,775       7,458
   Fannie Mae                            64,100       3,345
   Freddie Mac                          174,300       7,059
   Morgan Stanley Dean Witter & Co.      33,600       2,797
   Providian Financial Corp.             19,100       1,719
                                                -----------
                                                     27,133

Electrical Components & Equipment - 1.5%
   Koninklijke (Royal) Phillips
    Electronics NV                       96,600       4,575
   Kyocera Corp.                         10,300       1,751
                                                -----------
                                                      6,326

Electronics - 4.8%
   Analog Devices Inc. (a)               15,400       1,171
   Flextronics International Ltd.        81,700       5,612
   (a)
   Maxim Integrated Products Inc.        61,900       4,205
   (a)
   Samsung Electronics                    8,700       2,879
   SDL Inc. (a)                           6,600       1,882
   Solectron Corp. (a)                  100,900       4,225
                                                -----------
                                                     19,974

Entertainment - 0.7%
   MGM Grand Inc.                        85,000       2,731

Food - 2.2%
   Compass Group Plc                    100,700       1,327
   Kroger Co. (a)                       113,900       2,513
   Safeway Inc. (a)                     117,400       5,298
                                                -----------
                                                      9,138

Healthcare - 3.1%
   Baxter International Inc.             69,800       4,908
   UnitedHealth Group Inc.               50,700       4,347
   Wellpoint Health Networks Inc.(a)     52,400       3,796
                                                -----------
                                                     13,051

Holding Companies - Diversified -
1.1%
   Hutchison Whampoa Ltd.               290,510       3,652
   Tomkins Plc                          324,340       1,055
                                                -----------
                                                      4,707

Home Furnishings - 0.5%
   SONY Corp. (c)                        22,600       2,115

Insurance - 2.8%
   ACE Ltd.                             166,700       4,668
   AMBAC Financial Group Inc. (a)        18,300       1,003
   Fairfax Financial Holdings Ltd. (a)    5,700         623

                     See notes to the financial statements.

                   T. Rowe Price/JNL Established Growth Series

                                    Shares or    Market
                                    Principal     Value
                                      Amount     (000's)
-----------------------------------------------------------

   Hartford Financial Services
   Group Inc.                            40,400   $   2,260
   Marsh & McLennan Cos. Inc.            10,100       1,055
   Mutual Risk Management Ltd.           42,000         727
   PartnerRe Ltd.                        17,200         609
   XL Capital Ltd.                       10,600         574
                                                -----------
                                                     11,519

Lodging - 0.3%
     Starwood Hotels & Resorts
     Worldwide   Inc.                    42,300       1,367

Manufacturing - 6.7%
   Corning Inc.                          25,400       6,855
   Danaher Corp.                         35,500       1,755
   General Electric Co.                 142,300       7,542
   Teleflex Inc.                         23,400         867
   Tyco International Ltd.              166,424       7,884
   Waters Corp. (a)                      24,400       3,046
                                                -----------
                                                     27,949

Media - 4.8%
   AT&T - Liberty Media Group
    -       Class A (a)                 122,800       2,978
   Clear Channel Communications
   Inc. (a)                              31,100       2,332
   Comcast Corp. (a)                    113,600       4,601
   Infinity Broadcasting Corp. (a)       68,800       2,507
   Time Warner Inc.                      21,000       1,596
   Viacom Inc. - Class B (a)             73,272       4,996
   VNU NV                                21,300       1,105
                                                -----------
                                                     20,115

Office & Business Equipment - 0.1%
   Lexmark International Group Inc.       8,700         585
   (a)

Oil & Gas Producers - 3.9%
   Baker Hughes Inc.                    111,300       3,562
   Chevron Corp.                         41,100       3,486
   Exxon Mobil Corp.                     53,505       4,200
   Royal Dutch Petroleum Co. - NYS       79,400       4,888
                                                -----------
                                                     16,136

Pharmaceuticals - 8.1%
   American Home Products Corp.          55,900       3,284
   Bristol-Myers Squibb Co.              29,200       1,701
   Eli Lilly & Co.                       49,500       4,944
   Medimmune Inc.                        36,300       2,686
   Merck & Co. Inc.                      19,100       1,463
   Pfizer Inc.                          283,125      13,590
   Pharmacia Corp.                       69,823       3,609
   Schering-Plough Corp.                 45,000       2,272
                                                -----------
                                                     33,549

Retail - 4.8%
   Circuit City Stores Inc.              39,400       1,307
   CVS Corp.                             91,072       3,643



                                    Shares or    Market
                                    Principal     Value
                                      Amount     (000's)
-----------------------------------------------------------

   Home Depot Inc.                       72,650 $     3,628
   Lowe's Cos. Inc.                      42,000       1,725
   McDonald's Corp.                      16,200         534
   Priceline.com Inc.                    27,000       1,025
   Target Corp.                          31,600       1,833
   Wal-Mart de Mexico SA de
      CV - ADR  (a)                      66,900       1,570
   Wal-Mart Stores Inc.                  82,500       4,754
                                                -----------
                                                     20,019

Semiconductors - 6.2%
   Altera Corp. (a)                      39,200       3,996
   Applied Materials Inc. (a)            51,800       4,694
   Applied Micro Circuits Corp. (a)      19,300       1,906
   Atmel Corp. (a)                       30,200       1,114
   Intel Corp.                           55,200       7,379
   Motorola Inc.                         30,900         898
   PMC - Sierra Inc. (a)                 11,700       2,079
   Texas Instruments Inc.                56,500       3,881
                                                -----------
                                                     25,947

Software - 11.4%
   America Online Inc. (a)               83,400       4,399
   Automatic Data Processing Inc.        68,000       3,642
   BMC Software Inc. (a)                 82,200       2,999
   Computer Associates
   International Inc.                    23,500       1,202
   Electronic Arts Inc. (a)              23,300       1,700
   First Data Corp.                      82,500       4,094
   Macromedia Inc. (a)                    6,800         658
   Microsoft Corp. (a)                  127,800      10,224
   Oracle Corp. (a)                      79,800       6,708
   Peregrine Systems Inc. (a)            25,300         877
   Siebel Systems Inc. (a) (c)           21,900       3,582
   Softbank Corp.                         4,400         599
   Veritas Software Corp. (a) (c)        31,975       3,614
   Vitria Technology Inc. (a)            23,000       1,406
   Yahoo Inc. (a)                        15,700       1,945
                                                -----------
                                                     47,649

Telecommunications - 10.4%
   China Telecom (Hong Kong) Ltd.       101,000         891
   (a)
   China Unicom - ADR (a)                60,300       1,281
   Crown Castle International Corp.       9,900         361
   (a)
   JDS Uniphase Corp. (a)                43,600       5,226
   Nextel Communications Inc. (a)        84,400       5,164
   NEXTLINK Communications Inc. (a)      60,800       2,306
   Nokia Corp. - ADR                     76,800       3,835
   Nortel Networks Corp.                 69,500       4,743
   Sprint Corp. (PCS Group) (a)          47,800       2,844
   Telefonaktiebolaget Ericsson LM
    SA - Class B                        107,800       2,145
   Telesp Celular Participacoes          34,000       1,526
   Vodafone AirTouch Plc (c)          1,224,423       4,950
   Vodafone AirTouch Plc - ADR           33,200       1,376
   WorldCom Inc. (a)                    149,926       6,879
                                                -----------
                                                     43,527

                     See notes to the financial statements.

                   T. Rowe Price/JNL Established Growth Series

                                    Shares or    Market
                                    Principal     Value
                                      Amount     (000's)
-----------------------------------------------------------

Tobacco - 0.5%
   Philip Morris Cos. Inc.               78,700 $     2,090
                                                -----------

     Total Common Stocks
       (cost $322,351)                              402,628
                                                -----------


Short Term Investments - 3.8%

Money Market Funds - 3.8%
   Dreyfus Cash Management Plus,
    6.51%  (b)
                                      6,260,827       6,261

                                    Shares or    Market
                                    Principal     Value
                                      Amount     (000's)
-----------------------------------------------------------

   T. Rowe Price Reserves
    Investment Fund, 6.07%  (b)       9,788,123 $     9,788
                                                -----------

     Total Short Term Investments
       (cost $16,049)
                                                     16,049
                                                -----------


Total Investments - 100%
   (cost $338,400)                              $   418,677
                                                ===========

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.
(c)  All or a portion of this security has been loaned.


Based on the cost of investments of $338,972 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $97,931, the gross unrealized depreciation was $18,226 and the net unrealized appreciation on investments was $79,705.

   Summary of Investments by Country, June 30, 2000:

                                       % of Investment      Market Value
    Country                               Securities           (000's)
  ------------------------------------------------------- ------------------
    Bermuda                                         0.3%     $      1,301
    Brazil                                          0.3%            1,526
    Mexico                                          0.4%            1,570
    Sweden                                          0.5%            2,144
    Korea                                           0.7%            2,879
    Finland                                         1.0%            3,835
    Japan                                           1.1%            4,465
    Hong Kong                                       1.1%            4,543
    Canada                                          1.3%            5,367
    United Kingdom                                  2.1%            8,707
    Netherlands                                     3.1%           13,245
    United States                                  88.1%          369,095
                                      ------------------- ------------------
      Total                                       100.0%    $     418,677
                                      =================== ==================

                     See notes to the financial statements.

T. Rowe Price/JNL Mid-Cap Growth Series
Financial Statements (Unaudited)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

Assets
Investments (cost $280,244) ..............   $     353,328
Receivables:
  Dividends and interest .................             194
  Fund shares sold .......................           2,094
  Investment securities sold .............           1,875
                                             ---------------
Total assets .............................         357,491
                                             ---------------

Liabilities
Payables:
  Advisory fees ..........................              267
  Administrative fees ....................               29
  Fund shares redeemed ...................              106
  Investment securities purchased ........            1,299
                                              --------------
Total liabilities ........................            1,701
                                             ---------------

Net assets ...............................    $     355,790
                                              ==============

Net assets consist of:
Paid-in capital ..........................    $     257,530
Accumulated net investment loss ..........             (402)
Accumulated net realized gain on
  investments and foreign currency
  related items ..........................           25,578
Net unrealized appreciation on investments           73,084
                                             ---------------
                                             $      355,790
                                             ===============

Shares outstanding (no par value),
  unlimited shares authorized ............           14,219
                                              ==============

Net asset value per share ................   $        25.02
                                             ===============


Statement of Operations
For the Six Months Ended June 30, 2000

Investment income
  Dividends ..............................    $         469
  Interest ...............................              765
  Foreign taxes withheld .................               (3)
                                              --------------
Total investment income ..................            1,231
                                              --------------

Expenses
  Advisory fees ..........................            1,473
  Administrative fees ....................              160
                                              --------------
Total expenses ...........................            1,633
                                              --------------
Net investment loss ......................             (402)
                                              --------------

Realized and unrealized gains (losses)
Net realized gain on investments .........           19,768
Net change in unrealized depreciation
  on investments .........................           (1,684)
                                              --------------
Net realized and unrealized gain .........           18,084
                                              --------------

Net increase in net assets from operations    $      17,682
                                              ==============

                     See notes to the financial statements.

T. Rowe Price/JNL Mid-Cap Growth Series

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                            Six months
                                                                                              ended        Year ended
                                                                                             June 30,      December 31,
                                                                                              2000            1999
                                                                                          --------------  --------------
Operations
  Net investment loss ................................................................    $       (402)   $       (638)
  Net realized gain (loss) on:
    Investments ......................................................................          19,768          22,884
    Foreign currency related items                                                                   -            (260)
  Net change in unrealized appreciation (depreciation) on investments ................          (1,684)         31,332
                                                                                          --------------  --------------
Net increase in net assets from operations ...........................................          17,682          53,318
                                                                                          --------------  --------------

Distributions to shareholders
  From net investment income .........................................................               -               -
  From net realized gains on investment transactions .................................               -         (18,310)
                                                                                          --------------  --------------
Total distributions to shareholders ..................................................               -         (18,310)
                                                                                          --------------  --------------

Share transactions(1)
  Proceeds from the sale of shares ...................................................         153,124         146,513
  Reinvestment of distributions ......................................................               -          18,310
  Cost of shares redeemed ............................................................        (101,518)       (102,965)
                                                                                          --------------  --------------
Net increase in net assets from share transactions ...................................          51,606          61,858
                                                                                          --------------  --------------

Net increase in net assets ...........................................................          69,288          96,866

Net assets beginning of period .......................................................         286,502         189,636
                                                                                          --------------  --------------

Net assets end of period .............................................................    $    355,790    $    286,502
                                                                                          ==============  ==============

Accumulated net investment loss ......................................................    $       (402)   $          -
                                                                                          ==============  ==============

   (1)Share Transactions:

     Shares sold .....................................................................           6,306           6,735
     Reinvestment of distributions ...................................................               -             782
     Shares redeemed .................................................................          (4,172)         (4,715)
                                                                                          --------------  --------------
     Net increase ....................................................................           2,134           2,802
                                                                                          ==============  ==============

   Purchases  and  sales  of   investment   securities
     (excluding   short-term securities):

     Purchases of securities .........................................................    $    129,945   $     151,575
     Proceeds from sales of securities ...............................................          83,131         117,551

                     See notes to the financial statements.

                     T. ROWE PRICE/JNL MID-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1999


T. Rowe Price/JNL Mid-Cap Growth Series

Financial Highlights (Unaudited)

                                                                                                         Period from   Period from
                                                      Six months                                           April 1,      May 15,
                                                        ended                                              1996 to      1995* to
                                                       June 30,            Year ended December 31,       December 31,   March 31,
                                                        2000         1999          1998       1997          1996          1996
                                                      ------------ -----------  ---------- ------------ ------------- ------------

Net asset value, beginning of period                  $23.71        $20.43         $17.37      $14.89      $13.43       $10.00
                                                      ------------ -----------  ---------- ------------ ------------- ------------

Income from operations:
Net investment income (loss) .......................   (0.03)        (0.05)         (0.07)      (0.03)      (0.05)        0.06
Net realized and unrealized gains on investments and
foreign currency related items .....................    1.34          4.93            3.8        2.74        1.92         3.9
                                                      ------------ -----------  ---------- ------------ ------------- ------------
Total income from operations .......................    1.31          4.88           3.73        2.71        1.87         3.96
                                                      ------------ -----------  ---------- ------------ ------------- ------------

Less distributions:
From net investment income .........................       -             -              -           -       -0.05          -
From net realized gains on investment transactions .       -         (1.60)         (0.67)      (0.23)      (0.36)       (0.53)
                                                      ------------ -----------  ---------- ------------ ------------- ------------
Total distributions ................................       -         (1.60)         (0.67)      (0.23)      (0.41)       (0.53)
                                                      ------------ -----------  ---------- ------------ ------------- ------------
Net increase .......................................    1.31          3.28           3.06        2.48        1.46         3.43
                                                      ------------ -----------  ---------- ------------ ------------- ------------

Net asset value, end of period .....................  $25.02        $23.71         $20.43      $17.37      $14.89       $13.43
                                                      ============ ===========  ========== ============ ============= ============

Total Return (a) ...................................    5.53%        24.01%         21.49%      18.21%      13.91%       40.06%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ..........  355,790      $286,502       $189,636    $127,052     $47,104      $10,545
Ratio of expenses to average net assets (b) .......    1.02%         1.03%          1.04%       1.06%       1.10%        1.10%
Ratio of net investment income (loss) to average net
assets (b) ........................................  (0.25)%       (0.28)%        (0.37)%     (0.26)%      0.18)%        0.82%

Portfolio turnover ................................   28.00%         56.68%        50.92%      41.43%      25.05%       66.04%


Ratio information assuming no expense reimbursement:
Ratio of expenses to average net assets (b) .......      n/a         n/a            1.04%       1.06%       1.14%        2.10%
Ratio of net investment loss to average net assets (b)   n/a         n/a           (0.37)%    (0.26)%     (0.22)%      (0.18)%

                     See notes to the financial statements.

                     T. Rowe Price/JNL Mid-Cap Growth Series

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                       Shares       Market
                                       or           Value
                                       Principal    (000's)
                                       Amount
-------------------------------------------------------------

Common Stocks - 92.3%

Advertising - 1.9%
   Catalina Marketing Corp. (a)            33,000$     3,366
   Lamar Advertising Co. (a)               30,900      1,338
   TMP Worldwide Inc. (a)                  28,000      2,067
                                                 ------------
                                                       6,771

Apparel - 0.6%
   Jones Apparel Group Inc. (a)            89,000      2,091

Auto Parts & Equipment - 1.1%
   Hertz Corp.                             80,000      2,245
   United Rentals Inc. (a)                100,900      1,728
                                                 ------------
                                                       3,973

Banks - 0.4%
   North Fork Bancorporation Inc.          97,000      1,467

Biotechnology - 0.9%
   Affymetrix Inc. (a)                     11,700      1,932
   Incyte Genomics Inc.                    16,900      1,389
                                                 ------------
                                                       3,321

Building Materials - 0.6%
   Martin Marietta Materials Inc.          48,700      1,969

Commercial Services - 7.1%
   Concord EFS Inc. (a)                   177,000      4,602
   eLoyalty Corp.                          30,000        383
   Fiserv Inc.                             21,500        930
   Keane Inc. (a)                         117,000      2,530
   Manpower Inc.                          101,000      3,232
   NOVA Corp. (a)                         159,400      4,453
   Robert Half International Inc. (a)     178,000      5,073
   Viad Corp.                             140,000      3,815
                                                 ------------
                                                      25,018

Computers - 3.0%
   Affiliated Computer Services Inc.
     - Class A (a)                        103,100      3,409
   Ceridian Corp. (a)                     115,300      2,774
   Ciber Inc. (a)                         133,900      1,774
   SunGard Data Systems Inc. (a)           83,000      2,573
                                                 ------------
                                                      10,530

Diversified Financial Services - 7.0%
   BISYS Group Inc.                        15,000        923
   Capital One Financial Corp.             60,000      2,677
   E*TRADE Group Inc. (a)                 126,000      2,079
   Federated Investors Inc.               140,000      4,909
   Heller Financial Inc.                  149,000      3,054
   MGIC Investment Corp.                   56,000      2,548
   NextCard Inc. (a)                       27,000        229
   Waddell & Reed Financial Inc. -
     Class A                              183,000      6,005
   Waddell & Reed Financial Inc. -
     Class B                               81,000      2,354
                                                 ------------
                                                       24,778

                                       Shares      Market
                                       or          Value
                                       Principal   (000's)
                                       Amount
-------------------------------------------------------------

Electrical Components & Equipment - 1.3%
   Jabil Circuit Inc. (a)                  37,000 $    1,836
   Pinnacle Holdings Inc. (a)              53,000      2,862
                                                 ------------
                                                       4,698

Electronics - 6.2%
   Analog Devices Inc. (a)                 92,600      7,038
   CTS Corp.                                9,800        441
   Flextronics International Ltd. (a)      32,000      2,198
   Maxim Integrated Products Inc. (a)      62,000      4,212
   Molex Inc.                              57,500      2,012
   Sanmina Corp. (a)                       35,000      2,993
   SCI Systems Inc. (a)                    75,400      2,955
                                                 ------------
                                                      21,849

Entertainment - 0.7%
   Premier Parks Inc. (a)                  99,000      2,252

Environmental Control - 1.2%
   Republic Services Inc. (a)             270,000      4,320

Food - 0.7%
   HomeGrocer.com (a)                      80,000        483
   Whole Foods Market Inc. (a)             52,000      2,148
                                                 ------------
                                                       2,631

Healthcare - 1.9%
   Linecare Holdings Inc. (a)             122,000      3,004
   Wellpoint Health Networks Inc. (a)      52,000      3,767
                                                 ------------
                                                       6,771

Insurance - 2.2%
   ACE Ltd.                               103,000      2,884
   Protective Life Corp.                   73,000      1,944
   Radian Group Inc.                       57,000      2,950
                                                 ------------
                                                       7,778

Iron & Steel - 0.3%
   Allegheny Technologies Inc.             59,000      1,062

Leisure Time - 0.7%
   Galileo International Inc.             118,000      2,463

Manufacturing - 5.8%
   Danaher Corp.                           49,000      2,422
   ITT Industries Inc.                     54,000      1,640
   Millipore Corp.                         24,000      1,809
   Pentair Inc.                           103,000      3,657
   Sybron International Corp. (a)         155,000      3,071
   Teleflex Inc.                           59,000      2,187
   Waters Corp. (a)                        44,400      5,542
                                                 ------------
                                                      20,328

Media - 1.6%
   Charter Communications Inc. (a)         88,000      1,447
   Internet Capital Group Inc. (a)         61,000      2,258
   Univision Communications Inc. (a)       20,000      2,070
                                                 ------------
                                                       5,775

                     See notes to the financial statements.

                     T. ROWE PRICE/JNL MID-CAP GROWTH SERIES
                       SCHEDULE OF INVESTMENTS (continued)

                                      Shares or    Market
                                      Principal    Value
                                       Amount      (000's)
------------------------------------------------------------

Oil & Gas Producers - 6.0%
   BJ Services Co. (a)                     59,000  $   3,688
   Devon Energy Corp.                      96,000      5,394
   Diamond Offshore Drilling Inc.          59,000      2,072
   Ocean Energy Inc. (a)                  237,000      3,362
   Smith International Inc. (a)            43,000      3,131
   Tidewater Inc.                         103,000      3,708
                                                 ------------
                                                      21,355

Pharmaceuticals - 11.6%
   Abgenix Inc. (a)                        12,000      1,462
   ALZA Corp. (a)                           6,500        384
   AmeriSource Health Corp. (a)           178,000      5,518
   Gilead Sciences Inc. (a)                64,000      4,552
   IDEC Pharmaceuticals Corp. (a)          24,000      2,816
   MedImmune Inc. (a)                      66,500      4,921
   Omnicare Inc.                          266,000      2,411
   QLT Photo Therapeutics Inc. (a)         32,000      2,474
   Sepracor Inc. (a)                       44,000      5,308
     Shire Pharmaceuticals Group Plc       83,000      4,306
              - ADR (a)
     Teva Pharmaceutical Industries        91,000      5,044
             Ltd. - ADR
   Watson Pharmaceutical Inc. (a)          30,000      1,612
                                                 ------------
                                                      40,808

Retail - 8.6%
  BJ's Wholesale Club Inc. (a)            100,000      3,300
  Borders Group Inc. (a)                   71,000      1,105
  Circuit City Stores Inc.                133,000      4,414
  Consolidated Stores Corp. (a)           119,000      1,539
  Family Dollar Stores Inc.               190,000      3,717
  MSC Industrial Direct Co. Inc. (a)       77,000      1,612
  O'Reilly Automotive Inc. (a)            116,000      1,610
  Outback Steakhouse Inc. (a)             100,000      2,925
  Priceline.com Inc. (a)                   49,000      1,861
  Shopko Stores Inc. (a)                   58,800        904
  Tech Data Corp. (a)                      91,000      3,964
  TJX Companies Inc.                      176,000      3,300
                                                 ------------
                                                      30,251

Semiconductors - 4.4%
  KLA-Tencor Corp. (a)                     49,000      2,870
  Lattice Semiconductor Corp. (a)          49,000      3,387
  PMC - Sierra Inc. (a)                    23,000      4,087
  Xilinx Inc. (a)                          62,000      5,119
                                                 ------------
                                                      15,463

Software - 8.9%
   Cambridge Technology Partners           57,000        497
   Inc. (a)
   CNET Networks Inc. (a)                  61,000      1,498
   Commerce One Inc. (a)                   14,100        640
   Covad Communications Group Inc.         35,500        572
   (a)

                                      Shares or      Market
                                      Principal      Value
                                      Amount        (000's)
-------------------------------------------------------------

   Digex Inc. (a)                          27,500  $   1,868
   Electronic Arts Inc. (a)                35,000      2,553
     eSPEED Inc. (a)                        8,600        374
   HomeStore.com Inc. (a)                  67,000      1,956
   Informatica Corp. (a)                   27,300      2,237
   Intuit Inc. (a)                        105,000      4,344
   ISS Group Inc. (a)                      23,000      2,271
   Macromedia Inc. (a)                     18,200      1,760
   Mercury Interactive Corp. (a)           15,000      1,451
   NetIQ Corp. (a)                         30,000      1,789
   Peregrine Systems Inc. (a)              91,000      3,157
   Rythms NetConnections Inc. (a)          59,000        741
   Usintrenetworking Inc. (a)              67,000      1,369
   Vitria Technology Inc. (a)              31,500      1,925
   XPedior Inc. (a)                        25,700        355
                                                 ------------
                                                      31,357

Telecommunications - 6.9%
   Allegiance Telecom Inc. (a)             17,500      1,120
   AT&T Canada Inc.                        52,000      1,727
   Crown Castle International Corp.        87,000      3,175
   (a)
   DoubleClick Inc. (a)                    55,000      2,097
   Efficient Networks Inc. (a)             10,300        758
   McLeodUSA Inc. (a)                      67,000      1,386
   Rogers Communications Inc. -            75,000      2,137
   Class B (a)
   Voicestream Wireless Corp. (a)          44,500      5,175
   Western Wireless Corp. (a)             127,000      6,921
                                                 ------------
                                                      24,496

Transportation - 0.7%
   C.H. Robinson Worldwide Inc.            25,400      1,257
          Expeditors International of
                      Washington Inc.      24,000      1,140
                                                 ------------
                                                       2,397
                                                 ------------
     Total Common Stocks
       (cost $252,888)                               325,972
                                                 ------------

Short Term Investments - 7.7%

Money Market Funds - 7.7%
    Dreyfus Cash Management Plus,
      6.51% (b)                         1,818,137      1,818
   T. Rowe Price Reserves Investment
      Fund, 6.07% (b)                  25,538,140     25,538
                                                 ------------
     Total Short Term Investments
       (cost $27,356)                                 27,356
                                                 ------------

Total Investments - 100%
   (cost $280,244)                                 $ 353,328
                                                 ============

------------------------------------------------------------------------------
(a)      Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate stated is the quoted yield as of June 30, 2000.

Based on the cost of investments of $280,312 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $101,424, the gross unrealized depreciation was $28,408 and the net unrealized appreciation on investments was $73,016.

                     See notes to the financial statements.

T. Rowe Price/JNL Value Series
Financial Statements (Unaudited)
(in thousands, except net asset value per share)

Statement of Assets and Liabilities
June 30, 2000

Assets
Investment (cost $16,459) .................    $   15,800
Receivables:
  Dividends and interest ..................            27
  Fund shares sold ........................           172
  Investment securities sold ..............           220
                                             ---------------
Total assets ..............................        16,219
                                             ---------------

Liabilities
Payables:
  Advisory fees ...........................            11
  Administrative fees .....................             1
  Fund shares redeemed ....................             3
  Investment securities purchased .........           574
                                              --------------
Total liabilities .........................           589
                                             ---------------
Net assets ................................    $   15,630
                                              ==============
Net assets consist of:
Paid-in capital ...........................    $   16,269
Undistributed net investment income .......            44
Accumulated net realized loss on
  investments
  and foreign currency related items ......           (24)
Net unrealized depreciation on investments           (659)
                                             ---------------
                                               $   15,630
                                             ===============

Shares outstanding (no par value),
  unlimited shares authorized .............         1,619
                                              ==============

Net asset value per share .................     $    9.65
                                             ===============


Statement of Operations
For the Period Ended June 30, 2000*

Investment income
  Dividends ...............................      $     48
  Interest ................................            17
                                              --------------
Total investment income ...................            65
                                              --------------

Expenses
  Advisory fees ...........................            19
  Administrative fees .....................             2
                                              --------------
Total expenses ............................            21
                                              --------------
Net investment income .....................            44
                                              --------------

Realized and unrealized losses Net realized
 loss on:
  Investments .............................          (22)
  Foreign currency related items ..........           (2)
Net change in unrealized depreciation
  on investments ..........................         (659)
                                              --------------
Net realized and unrealized loss ..........         (683)
                                              --------------

Net decrease in net assets from operations    $     (639)
                                              ==============

------------------------------------------------------------
* For the period beginning May 1, 2000 (commencement of operations).

                     See notes to the financial statements

T. Rowe Price/JNL Value Series

Statement of Changes in Net Assets (Unaudited)
(in thousands)

                                                                Period from
                                                                   May 1,
                                                                   2000*to
                                                                  June 30,
                                                                    2000
                                                               --------------
Operations
  Net investment income ..................................     $          44
  Net realized loss on:
    Investments ..........................................               (22)
    Foreign currency related items .......................                (2)
  Net change in unrealized depreciation on investments ...              (659)
                                                               --------------
Net decrease in net assets from operations ...............              (639)
                                                               --------------
Distributions to shareholders
  From net investment income .............................                 -
  From net realized gains on investment transactions .....                 -
                                                               --------------
Total distributions to shareholders ......................                 -
                                                               --------------
Share transactions(1)
  Proceeds from the sale of shares .......................            16,472
  Reinvestment of distributions ..........................                 -
  Cost of shares redeemed ................................              (203)
                                                               --------------
Net increase in net assets from share transactions .......            16,269
                                                               --------------
Net increase in net assets ...............................            15,630

Net assets beginning of period ..........................                  -
                                                               --------------
Net assets end of period ................................      $      15,630
                                                               ==============
Undistributed net investment income .....................      $          44
                                                               ==============

       (1)Share Transactions:

         Shares sold ....................................              1,639
         Reinvestment of distributions                                     -
         Shares redeemed ................................                (20)
                                                               --------------
         Net increase ...................................              1,619
                                                               ==============

       Purchases  and  sales  of  investment  securities
         (excluding  short-term securities):

         Purchases of securities ........................    $        16,397
         Proceeds from sales of securities ..............              1,077

--------------------------------------------------------------------------------
*    Commencement of operations.

                     See notes to the financial statements

T. Rowe Price/JNL Value Series

Financial Highlights (Unaudited)

                                                               Period from
                                                                  May 1,
                                                                 2000* to
                                                                 June 30,
                                                                   2000
                                                             ---------------
   Selected Per Share Data

   Net asset value, beginning of period .................    $     10.00
                                                             ---------------
   Income from operations:
     Net investment income ..............................           0.03
     Net realized and unrealized losses on
      investments and foreign currency related items ....           (.38)
                                                             ---------------
     Total loss from operations .........................          (0.35)
                                                             ---------------

   Less distributions:
     From net investment income .........................              -
     From net realized gains on investment transactions .              -
                                                             ---------------
     Total distributions ................................              -
                                                             ---------------
     Net decrease .......................................          (0.35)
                                                             ---------------

   Net asset value, end of period .......................     $     9.65
                                                             ===============
   Total Return (a) .....................................         (3.50)%

   Ratios and Supplemental Data:
     Net assets, end of period (in thousands) ..........        $  15,630
     Ratio of expenses to average net assets (b) .......            1.00%
     Ratio of net investment income to average
       net assets (b) ..................................            2.04%
     Portfolio turnover ................................           12.23%

-------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

                     See notes to the financial statements.

                         T. Rowe Price/JNL Value Series

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                    Shares or    Market
                                    Principal     Value
                                      Amount     (000's)
-----------------------------------------------------------

Common Stocks - 92.7%

Aerospace & Defense - 2.8%
   Honeywell International Inc.           5,50 $       185
   Lockheed Martin Corp.                 10,10         251
                                                 -----------
                                                       436

Airlines - 1.2%
   Delta Air Lines Inc.                   3,60         182

Apparel - 1.0%
   Nordstrom Inc.                         6,70         162

Auto Manufacturers - 0.5%
   Ford Motor Co.                         1,90          82

Auto Parts & Equipment - 0.9%
   Dana Corp.                             6,50         138
   Visteon Corp. (a)                        24           3
                                                 -----------
                                                       141

Banks - 6.0%
   AmSouth Bancorporation                 7,00         110
   Bank of America Corp.                  2,90         125
   Bank One Corp.                         5,60         149
   Firststar Corp.                        7,10         150
   Huntington Bancshares Inc.             4,70          74
   KeyCorp                                5,40          95
   Mellon Financial Corp.                 3,90         142
   Summit Bancorporation                  4,40         108
                                                -----------
                                                       953

Beverages - 0.8%
   Coca-Cola Enterprises Inc.             7,50         122

Chemicals - 4.3%
   Cabot Corp. (a)                        7,60         207
   Great Lakes Chemical Corp.             8,00         252
   Hercules Inc.                          8,10         114
   W.R. Grace & Co. (a)                   9,20         111
                                                -----------
                                                       684

Coal - 0.9%
    Newmont Mining Corp.                156,75         136

Commercial Services - 1.8%
    H&R Block Inc.                        4,70         152
    Dun & Bradstreet Corp.                4,00         115
    ServiceMaster Co.                     2,20          25
                                                -----------
                                                       292

Computers - 3.7%
   Ceridian Corp. (a)                     7,60         183
   Compaq Computer Corp.                  6,60         169
   NCR Corp. (a)                          3,00         117
   Unisys Corp. (a)                       7,40         108
                                                -----------
                                                       577

                                    Shares or    Market
                                    Principal     Value
                                      Amount     (000's)
-----------------------------------------------------------

Cosmetics & Personal Care - 1.4%
   Gillette Co.                           6,20 $       217

Diversified Financial Services -
1.7%
   Citigroup Inc.                         2,80         169
   Fannie Mae                             1,80          94
                                                -----------
                                                       263

Electric - 1.0%
   Niagara Mohawk Holdings Inc. (a)       11,000       153

Electrical Components & Equipment - 0.6%
   Hubbell Inc. - Class B                  3,800        97

Environmental Control - 1.1%
   Waste Management Inc.                   9,000       171

Food - 2.1%
   McCormick & Co. Inc.                    3,800       123
   Safeway Inc. (a)                        4,700       212
                                                -----------
                                                       335

Forest Products & Paper - 1.8%
   Fort James Corp.                        5,800       134
   Georgia-Pacific Corp.                   4,400        95
   Louisiana-Pacific Corp.                 5,500        60
                                                -----------
                                                       289

Hand & Machine Tools - 2.7%
   Black & Decker Corp.                    5,700       224
   Stanley Works                           8,200       195
                                                -----------
                                                       419

Healthcare - 2.7%
   Becton, Dickinson, and Co.              6,500        186
   Hillenbrand Industries Inc.             7,400        232
                                                -----------
                                                        418

Holding Companies - Diversified -
2.2%
   Berkshire Hathaway Inc. - Class
     A (a)                                     3        161
   Seagram Co. Ltd.                        3,200        186
                                                -----------
                                                        347

Household Products - 1.3%
   Fortune Brands Inc.                     4,400        101
     Tupperware Corp.                      4,700        103
                                                -----------
                                                        204

Insurance - 9.9%
   Aetna Inc.                              3,800        244
   Allstate Corp.                          5,500        122
   AON Corp.                               6,200        193
   Chubb Corp.                             2,700        166
   Hartford Financial Services             4,600        257
   Group Inc.
   Loews Corp.                             3,200        192


                     See notes to the financial statements.

                         T. Rowe Price/JNL Value Series

                                        Shares or     Market
                                        Principal     Value
                                         Amount      (000's)
------------------------------------------------------------

   PartnerRe Ltd.                          5,000  $     177
   Safeco Corp.                            3,000         60
   UnumProvident Corp.                     7,700        154
                                                -----------
                                                      1,565

Iron & Steel - 0.7%
   Allegheny Technologies Inc.             6,200        112

Leisure Time - 1.5%
   Galileo International Inc.              3,900         81
   Hasbro Inc.                            10,300        155
                                                -----------
                                                        236

Lodging - 2.6%
   Hilton Hotels Corp.                    18,300        172
   Starwood Hotels & Resorts
    Worldwide Inc.                         7,400        239
                                                -----------
                                                        411

Machinery - 1.1%
   Rockwell International Corp.            5,700        179

Manufacturing - 3.9%
   Cooper Industries Inc.                  4,700        153
   Eaton Corp.                             1,400         94
   ITT Industries Inc.                     1,800         55
   Pall Corp.                              8,400        155
   Textron Inc.                            2,900        158
                                                -----------
                                                        615

Media - 6.9%
   Chris-Craft Industries Inc. (a)         2,000        132
   Comcast Corp.                           5,700        231
   Harcourt General Inc.                   2,000        109
   R.R. Donnelley & Sons Co.               6,600        149
   Reed International Plc                 19,700        171
   Viacom Inc. - Class B                   2,110        144
   Walt Disney Co.                         3,800        148
                                                -----------
                                                      1,084

Metals & Mining - 0.7%
  Phelps Dodge Corp.                       3,100        115

Office & Business Equipment - 0.7%
  Xerox Corp.                              5,300        110

Oil & Gas Producers - 5.6%
  Amerada Hess Corp.                       3,300        204
  Baker Hughes Inc.                        3,400        109
  BP Amoco Plc - ADR                       3,500        198
  Burlington Resources Inc.                4,100        157
  Unocal Corp. (a)                         3,800        126
  USX - Marathon Group Inc.                3,900         98
                                                 -----------
                                                        892



                                    Shares or    Market
                                    Principal     Value
                                      Amount     (000's)
-----------------------------------------------------------

Packaging & Containers - 0.7%
  Crown Cork & Seal Co. Inc.              7,800 $       117

Pharmaceuticals - 1.4%
   American Home Products Corp.           3,800         223

Retail - 4.3%
   Dillard's Inc. - Class A               9,200         113
   May Department Stores Co.              2,800          67
   The Neiman Marcus Group  Inc. -
       Class A (a)                        5,500         166
   Toys "R" Us, Inc. (a)                 12,000         175
   Tricon Global Restaurants Inc.(a)      5,500         155
                                                   ---------
                                                        676
Savings & Loans - 1.2%
   Washington Mutual Inc.                 6,600         191

Semiconductors - 0.3%
   Motorola Inc.                          1,800          52

Software - 0.9%
   BMC Software Inc. (a)                  3,900         142

Telecommunications - 3.5%
   AT&T Corp.                             5,500         174
   CenturyTel Inc.                        5,700         164
   Sprint Corp. (FON Group)               4,100         209
                                                   ---------
                                                        547

Tobacco - 0.4%
   UST Inc.                               4,700          69

Transportation - 3.9%
   Canadian Pacific Ltd.                  6,600         173
   CNF Transportation Inc.                4,800         109
   Norfolk Southern Corp.                 7,500         112
   Ryder System Inc.                      6,800         129
   Union Pacific Corp.                    2,700         100
                                                 ----------
                                                        623
                                                 ----------
     Total Common Stocks
       (cost $15,298)                                14,639
                                                 ----------

                     See notes to the financial statements

                         T. Rowe Price/JNL Value Series

                                    Shares or    Market
                                    Principal     Value
                                      Amount     (000's)
-----------------------------------------------------------

Short Term Investments - 7.3%

Money Market Funds - 7.3%
   Dreyfus Cash Management Plus,
    6.51% (b)                           105,169 $       105
   T. Rowe Price Reserves Investment
    Fund, 6.07% (b)                   1,056,056       1,056
                                                -----------

     Total Short Term Investments
       (cost $1,161)                                  1,161
                                                -----------

Total Investments - 100%
   (cost $16,459)                               $    15,800
                                                ===========

-------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate stated is the quoted yield as of June 30, 2000.


Based on the cost of investments of $16,459 for federal income tax purposes at June 30, 2000, the gross unrealized appreciation was $465, the gross unrealized depreciation was $1,124 and the net unrealized depreciation on investments was $659.

                     See notes to the financial statements

--------------------------------------------------------------------------------
                  NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1. ORGANIZATION

     JNL Series Trust ("Trust") is an open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust, consisting of diversified and non-diversified Series, is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Trust currently offers shares in forty-three (43) separate Series, each with its own investment objective. JNL/Alger Growth Series, for which Fred Alger Management, Inc serves as the sub-adviser; JNL/Alliance Growth Series, for which Alliance Capital Management L.P. serves as the sub-adviser; JNL/Eagle Core Equity Series and JNL/Eagle SmallCap Equity Series, for which Eagle Asset Management, Inc. serves as the sub-adviser; JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series and JNL/J.P. Morgan
International & Emerging Markets Series, for which J.P. Morgan Investment Management Inc. serves as the sub-adviser; JNL/Janus Aggressive Growth Series, JNL/Janus Balanced Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series and JNL/Janus Growth & Income Series, for which Janus Capital Corporation serves as the sub-adviser; JNL/PIMCO Total Return Bond Series, for which Pacific Investment Management Company serves as the sub-adviser; JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Midcap Growth Series and JNL/Putnam Value Equity Series, for which Putnam Investment Management, Inc. serves as the sub-adviser; Lazard/JNL Mid Cap Value Series and Lazard/JNL Small Cap Value Series, for which Lazard Asset Management serves as sub-adviser; PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series and PPM America/JNL Money Market Series, for which PPM America Inc. serves as sub-adviser; Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, and Salomon Brothers/JNL U.S. Government & Quality Bond Series, for which Salomon Brothers Asset Management Inc. serves as the sub-adviser; T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL Mid-Cap Growth Series and
T. Rowe Price/JNL Value Series, for which T. Rowe Price Associates, Inc. serves as the sub-adviser; JNL/S&P Conservative Growth Series, JNL/S&P Conservative Growth Series I, JNL/S&P Conservative Growth Series II, JNL/S&P Moderate Growth Series, JNL/S&P Moderate Growth Series I, JNL/S&P Moderate Growth Series II, JNL/S&P Aggressive Growth Series, JNL/S&P Aggressive Growth Series I, JNL/S&P Aggressive Growth Series II, JNL/S&P Very Aggressive Growth Series I, JNL/S&P Very Aggressive Growth Series II, JNL/S&P Equity Growth Series I, JNL/S&P Equity Growth Series II, JNL/S&P Equity Aggressive Growth Series I and JNL/S&P Equity Aggressive Growth Series II for which Standard & Poor's Investment Advisory Services, Inc. serves as the sub-adviser.

     Effective May 1, 2000, the Goldman Sachs/JNL Growth & Income Series became the JNL/Janus Growth & Income Series and is managed by Janus Capital Corporation and the T. Rowe Price/JNL International Equity Investment Series became the JNL/Putnam International Equity Series and is managed by Putnam Investment Management, Inc.

     The shares of the Trust are sold primarily to life insurance company separate accounts to fund the benefits of variable annuity policies.

Jackson National Financial Services, LLC ("JNFS"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Series of the Trust. PPM America, Inc. is an affiliate of the Adviser. Shares are presently offered only to Jackson National and its separate accounts.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant  accounting policies followed and
consistently   applied  by  the  Trust  in  the  preparation  of  its  financial statements.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions. Actual results could differ from those estimates.

     SECURITY VALUATION -- Bonds are valued on the basis of prices furnished by pricing services which determine prices for normal institutional size trading units of bonds or based on quotations provided by reputable broker-dealers. When quotations are not readily available, bonds are valued at fair market value determined by procedures approved by the Board of Trustees. Stocks listed on a national or foreign stock exchange are valued at the final sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Short-term securities maturing within 60 days of purchase, and all securities in the PPM America/JNL Money Market Series, are valued at amortized cost, which approximates market value. American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars.

--------------------------------------------------------------------------------
            NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------
     The JNL/S&P Conservative Growth, JNL/S&P Conservative Growth I, JNL/S&P Conservative Growth II, JNL/S&P Moderate Growth, JNL/S&P Moderate Growth I, JNL/S&P Moderate Growth II, JNL/S&P Aggressive Growth, JNL/S&P Aggressive Growth I, JNL/S&P Aggressive Growth II, JNL/S&P Very Aggressive Growth I, JNL/S&P Very Aggressive Growth II, JNL/S&P Equity Growth I, JNL/S&P Equity Growth II, JNL/S&P Equity Aggressive Growth I and JNL/S&P Equity Aggressive Growth II are valued at the net asset value per share of each underlying Series determined as of the close of the New York Stock Exchange on the valuation date.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. Realized gains and losses are determined on the specific identification basis.

     FOREIGN CURRENCY TRANSLATIONS -- The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities de-nominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of noon Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense pay-ments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions.

     Realized gains and losses arising from selling foreign currencies and certain non-dollar denominated fixed income securities, entering into forward foreign currency exchange contracts, and accruing income or settling portfolio purchases and sales denominated in a foreign currency paid or received at a later date are recorded as net realized foreign currency related gains (losses) and are considered ordinary income for tax purposes. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are primarily included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments, respectively.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- A Series may enter into forward foreign currency exchange contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales ("spot hedges") or to minimize foreign currency risk on portfolio securities denominated in foreign currencies ("position hedges"). All contracts are valued at the forward currency exchange rate and are marked-to-market daily. When the contract is open, the change in market value is recorded as net unrealized appreciation (depreciation) on foreign currency related items. When the contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

     The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Series' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation (depreciation) of forward foreign currency contracts reflected in the Statement of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Series could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- A Series may purchase securities on a when-issued or delayed delivery basis. On the trade date, the Series record purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. Income is not accrued until settlement date.

     UNREGISTERED SECURITIES -- A Series may own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Series after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future dispositions of the securities require registration under the Securities Act of 1933, the Series have the right to include their securities in such registration generally without cost to the Series. The Series have no right to require registration of unregistered securities.

     OPTIONS TRANSACTIONS -- A Series may write covered call options on portfolio securities. Written options involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that the Series may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. Option contracts are valued at the closing prices on their exchanges and the Series will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option are adjusted by the amount of premium received.

--------------------------------------------------------------------------------
            NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

     FUTURES CONTRACTS -- A Series may utilize futures contracts to a limited extent. The risks associated with the use of futures contracts include the possibility that the value may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Series may not be able to enter into a closing transaction because of an illiquid market. Upon entering into a futures contract, the Series is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Futures contracts are valued based upon their quoted daily settlement prices. The Series receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin," are recorded by the Series as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statements of Assets and Liabilities.

     DOLLAR ROLL TRANSACTIONS -- A Series may enter into dollar roll transactions with respect to mortgage securities in which the Series sells mortgage securities and simultaneously agrees to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The value of the dollar roll transactions are reflected in the Series' Statements of Assets and Liabilities. During the period between the sale and repurchase, the Series forgoes principal and interest paid on the mortgage securities sold. The Series is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Series to "roll over" its purchase commitments. These fees are accrued as income over the life of the dollar roll contract. Dollar roll transactions involve the risk that the market value of the securities sold by the Series may decline below the repurchase price of those similar securities which the Series is obligated to purchase or that the return earned by the Series with the proceeds of a dollar roll may not exceed transaction costs.

     REPURCHASE AGREEMENTS -- A Series may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Series and a simultaneous agreement (generally by a bank or broker-dealer) to repurchase that security back from the Series at a specified price and date or upon demand. Securities pledged as collateral for repurchase agreements are held by the Series custodian bank until the maturity of the repurchase agreement. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

     SECURITIES LOANED -- The SerieS has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Series receives a fee equal to a percentage of the annual net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Series, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in a pooled money market instrument approved by the Advisor. The Series bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

     DISTRIBUTIONS TO SHAREHOLDERS -- The PPM Amer-ica/JNL Money Market Series declares dividends daily and pays dividends monthly. For all other Series, dividends from net investment income are declared and paid annually, but may be done more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually.

     FEDERAL INCOME TAXES -- The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Series. The Trust periodically makes reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

--------------------------------------------------------------------------------
            NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

NOTE 3.  INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

     The Trust has an investment advisory agreement with JNFS whereby JNFS provides investment management and transfer agency services. Each Series pays JNFS a fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Series. The following is a schedule of the fees each Series is currently obligated to pay JNFS.


                                                         $0 TO    $25 TO   $50 TO   $100 TO   $150 TO  $200 TO   $250 TO  $300 TO
(M - MILLIONS)                                           $25 M    $50 M    $100 M    $150 M   $200 M    $250 M   $300 M    $350 M
--------------                                           -----    -----    ------    ------   ------    ------   ------    ------
JNL/Alger Growth Series ............................      .975%     .975%    .975%     .975%    .975%     .975%    .975%      .95%
JNL/Alliance Growth Series .........................      .775%     .775%    .775%     .775%    .775%     .775%     .70%      .70%
JNL/Eagle Core Equity Series .......................       .90%      .90%     .85%      .85%     .85%      .85%     .85%      .75%
JNL/Eagle SmallCap Equity Series ...................       .95%      .95%     .95%      .90%     .90%      .90%     .90%      .90%
  JNL/J.P. Morgan Enhanced S&P 500 Stock
  Index Series .....................................       .80%      .75%     .75%      .75%     .75%      .75%     .75%      .75%
JNL/J.P. Morgan International & Emerging
  Markets Series ...................................      .975%     .975%     .95%      .95%     .95%      .90%     .90%      .90%
JNL/Janus Aggressive Growth Series .................       .95%      .95%     .95%      .95%     .90%      .90%     .90%      .85%
JNL/Janus Balanced Series ..........................       .95%      .95%     .95%      .95%     .90%      .90%     .90%      .90%
JNL/Janus Capital Growth Series ....................       .95%      .95%     .95%      .95%     .90%      .90%     .90%      .85%
JNL/Janus Global Equities Series ...................      1.00%     1.00%    1.00%     1.00%     .95%      .95%     .95%      .90%
JNL/Janus Growth & Income Series ...................       .95%      .95%     .95%      .95%     .95%      .95%     .95%      .90%
JNL/PIMCO Total Return Bond Series .................       .70%      .70%     .70%      .70%     .70%      .70%     .70%      .70%
JNL/Putnam Growth Series ...........................       .90%      .90%     .90%      .90%     .85%      .85%     .85%      .80%
JNL/Putnam International Equity Series .............      1.10%     1.10%    1.05%     1.05%    1.00%     1.00%    1.00%      .95%
JNL/Putnam Midcap Growth Series ....................       .95%      .95%     .95%      .95%     .95%      .95%     .95%      .90%
JNL/Putnam Value Equity Series .....................       .90%      .90%     .90%      .90%     .85%      .85%     .85%      .80%
Lazard/JNL Mid Cap Value Series ....................      .975%     .975%    .975%     .975%    .925%     .925%    .925%      .90%
Lazard/JNL Small Cap Value Series ..................      1.05%     1.05%    1.00%     1.00%    .975%     .975%    .975%     .925%
PPM America/JNL Balanced Series ....................       .75%      .75%     .70%      .70%    .675%     .675%    .675%      .65%
PPM America/JNL High Yield Bond Series .............       .75%      .75%     .70%      .70%    .675%     .675%    .675%      .65%
PPM America/JNL Money Market Series ................       .60%      .60%     .60%      .60%    .575%     .575%    .575%      .55%
Salomon Brothers/JNL Balanced Series ...............       .80%      .80%     .75%      .75%     .70%      .70%     .70%      .70%
Salomon Brothers/JNL Global Bond Series ............       .85%      .85%     .85%      .85%     .80%      .80%     .80%      .80%
Salomon Brothers/JNL High Yield Bond Series ........       .80%      .80%     .75%      .75%     .70%      .70%     .70%      .70%
Salomon Brothers/JNL U.S. Government &
  Quality Bond Series ..............................       .70%      .70%     .70%      .70%     .65%      .65%     .65%      .60%
T. Rowe Price/JNL Established Growth Series ........       .85%      .85%     .85%      .85%     .80%      .80%     .80%      .80%
T. Rowe Price/JNL Mid-Cap Growth Series ............       .95%      .95%     .95%      .95%     .90%      .90%     .90%      .90%
T. Rowe Price/JNL Value Series .....................       .90%      .90%     .90%      .90%     .90%      .90%     .90%      .85%
JNL/S&P Conservative Growth Series .................       .20%      .20%     .20%      .20%     .20%      .20%     .20%      .20%
JNL/S&P Moderate Growth Series .....................       .20%      .20%     .20%      .20%     .20%      .20%     .20%      .20%
JNL/S&P Aggressive  Growth Series ..................       .20%      .20%     .20%      .20%     .20%      .20%     .20%      .20%
JNL/S&P Conservative Growth Series I ...............       .20%      .20%     .20%      .20%     .20%      .20%     .20%      .20%
JNL/S&P Moderate Growth Series I ...................       .20%      .20%     .20%      .20%     .20%      .20%     .20%      .20%
JNL/S&P Aggressive  Growth Series I ................       .20%      .20%     .20%      .20%     .20%      .20%     .20%      .20%
JNL/S&P Very Aggressive Growth Series I ............       .20%      .20%     .20%      .20%     .20%      .20%     .20%      .20%
JNL/S&P Equity Growth Series I .....................       .20%      .20%     .20%      .20%     .20%      .20%     .20%      .20%
JNL/S&P Equity Aggressive Growth Series I ..........       .20%      .20%     .20%      .20%     .20%      .20%     .20%      .20%
JNL/S&P Conservative Growth Series II ..............       .20%      .20%     .20%      .20%     .20%      .20%     .20%      .20%
JNL/S&P Moderate Growth Series II ..................       .20%      .20%     .20%      .20%     .20%      .20%     .20%      .20%
JNL/S&P Aggressive  Growth Series II ...............       .20%      .20%     .20%      .20%     .20%      .20%     .20%      .20%
JNL/S&P Very Aggressive Growth Series II ...........       .20%      .20%     .20%      .20%     .20%      .20%     .20%      .20%
JNL/S&P Equity Growth Series II ....................       .20%      .20%     .20%      .20%     .20%      .20%     .20%      .20%
JNL/S&P Equity Aggressive Growth Series II .........       .20%      .20%     .20%      .20%     .20%      .20%     .20%      .20%

                                                        $350 TO    OVER
(M - MILLIONS)                                          $500 M    $500 M
--------------                                          ------    ------
JNL/Alger Growth Series ............................       .95%      .90%
JNL/Alliance Growth Series .........................       .70%      .70%
JNL/Eagle Core Equity Series .......................       .75%      .75%
JNL/Eagle SmallCap Equity Series ...................       .90%      .85%
JNL/J.P. Morgan Enhanced S&P 500 Stock
  Index Series .....................................       .75%      .75%
JNL/J.P. Morgan International & Emerging
  Markets Series ...................................       .85%      .85%
JNL/Janus Aggressive Growth Series .................       .85%      .85%
JNL/Janus Balanced Series ..........................       .90%      .90%
JNL/Janus Capital Growth Series ....................       .85%      .85%
JNL/Janus Global Equities Series ...................       .90%      .90%
JNL/Janus Growth & Income Series ...................       .90%      .90%
JNL/PIMCO Total Return Bond Series .................       .70%      .70%
JNL/Putnam Growth Series ...........................       .80%      .80%
JNL/Putnam International Equity Series .............       .95%      .90%
JNL/Putnam Midcap Growth Series ....................       .90%      .90%
JNL/Putnam Value Equity Series .....................       .80%      .80%
Lazard/JNL Mid Cap Value Series ....................       .90%      .90%
Lazard/JNL Small Cap Value Series ..................      .925%     .925%
PPM America/JNL Balanced Series ....................       .65%     .625%
PPM America/JNL High Yield Bond Series .............       .65%     .625%
PPM America/JNL Money Market Series ................       .55%     .525%
Salomon Brothers/JNL Balanced Series ...............       .70%      .70%
Salomon Brothers/JNL Global Bond Series ............       .80%      .75%
Salomon Brothers/JNL High Yield Bond Series ........       .70%      .70%
Salomon Brothers/JNL U.S. Government &
  Quality Bond Series ..............................       .60%      .55%
T. Rowe Price/JNL Established Growth Series ........       .80%      .80%
T. Rowe Price/JNL Mid-Cap Growth Series ............       .90%      .90%
T. Rowe Price/JNL Value Series .....................       .85%      .85%
JNL/S&P Conservative Growth Series .................       .20%      .15%
JNL/S&P Moderate Growth Series .....................       .20%      .15%
JNL/S&P Aggressive  Growth Series ..................       .20%      .15%
JNL/S&P Conservative Growth Series I ...............       .20%      .15%
JNL/S&P Moderate Growth Series I ...................       .20%      .15%
JNL/S&P Aggressive  Growth Series I ................       .20%      .15%
JNL/S&P Very Aggressive Growth Series I ............       .20%      .15%
JNL/S&P Equity Growth Series I .....................       .20%      .15%
JNL/S&P Equity Aggressive Growth Series I ..........       .20%      .15%
JNL/S&P Conservative Growth Series II ..............       .20%      .15%
JNL/S&P Moderate Growth Series II ..................       .20%      .15%
JNL/S&P Aggressive  Growth Series II ...............       .20%      .15%
JNL/S&P Very Aggressive Growth Series II ...........       .20%      .15%
JNL/S&P Equity Growth Series II ....................       .20%      .15%
JNL/S&P Equity Aggressive Growth Series II .........       .20%      .15%

     As compensation for their services, the sub-advisers receive fees from JNFS calculated on the basis of the average daily net assets of each Series. The following is a schedule of the fees JNFS currently is obligated to pay the sub-advisers out of the advisory fee it receives from each Series as specified above.

                                                         $0 TO    $25 TO   $50 TO   $100 TO   $150 TO  $200 TO   $250 TO  $300 TO
(M - MILLIONS)                                           $25 M    $50 M    $100 M    $150M    $200 M    $250 M    $300M    $350 M
--------------                                           -----    -----    ------    -----    ------    ------    -----    ------
JNL/Alger Growth Series .............................      .55%      .55%     .55%      .55%     .55%      .55%     .55%      .50%
JNL/Eagle Core Equity Series ........................      .45%      .45%     .40%      .40%     .40%      .40%     .40%      .30%
JNL/Eagle SmallCap Equity Series ....................      .50%      .50%     .50%      .50%     .45%      .45%     .45%      .45%
JNL/J.P. Morgan Enhanced S&P 500 Stock
  Index Series ......................................      .35%      .35%     .30%      .30%     .30%      .30%     .30%      .30%
JNL/J.P. Morgan International & Emerging
  Markets Series ....................................      .55%      .55%     .50%      .50%     .50%      .45%     .45%      .45%
JNL/Janus Aggressive Growth Series ..................      .55%      .55%     .55%      .50%     .50%      .50%     .50%      .50%
JNL/Janus Balanced Series ...........................      .55%      .55%     .55%      .50%     .50%      .50%     .50%      .50%
JNL/Janus Capital Growth Series .....................      .55%      .55%     .55%      .50%     .50%      .50%     .50%      .50%
JNL/Janus Global Equities Series ....................      .55%      .55%     .55%      .50%     .50%      .50%     .50%      .50%
JNL/Janus Growth & Income Series ....................      .55%      .55%     .55%      .50%     .50%      .50%     .50%      .50%
JNL/PIMCO Total Return Bond Series ..................      .25%      .25%     .25%      .25%     .25%      .25%     .25%      .25%
JNL/Putnam Growth Series ............................      .50%      .50%     .50%      .50%     .45%      .45%     .45%      .35%
JNL/Putnam International Equity Series ..............      .65%      .65%     .65%      .65%     .55%      .55%     .55%      .45%
JNL/Putnam Midcap Growth Series .....................      .50%      .50%     .50%      .50%     .50%      .50%     .45%      .45%
JNL/Putnam Value Equity Series ......................      .50%      .50%     .50%      .50%     .45%      .45%     .45%      .35%
Lazard/JNL Mid Cap Value Series .....................      .55%      .55%    .525%     .525%    .475%     .475%    .475%      .45%
Lazard/JNL Small Cap Value Series ...................     .625%     .625%    .575%     .575%    .525%     .525%    .525%     .475%
PPM America/JNL Balanced Series .....................      .25%      .25%     .20%      .20%    .175%     .175%    .175%      .15%
PPM America/JNL High Yield Bond Series ..............      .25%      .25%     .20%      .20%    .175%     .175%    .175%      .15%
PPM America/JNL Money Market Series .................      .20%      .20%     .15%      .15%    .125%     .125%    .125%      .10%
Salomon Brothers/JNL Balanced Series ................      .35%      .35%     .30%      .25%     .25%      .25%     .25%      .25%
Salomon Brothers/JNL Global Bond Series .............     .375%     .375%     .35%      .35%     .30%      .30%     .30%      .30%
Salomon Brothers/JNL High Yield Bond  Series ........      .35%      .35%     .30%      .25%     .25%      .25%     .25%      .25%
Salomon Brothers/JNL U.S. Government &
  Quality Bond Series ...............................     .225%     .225%    .225%     .225%    .175%     .175%    .175%      .15%
T. Rowe Price/JNL Value Series ......................      .50%      .50%     .40%      .40%     .40%      .40%     .40%      .40%
JNL/S&P Conservative Growth Series ..................      .10%      .10%     .10%      .10%     .10%      .10%     .10%      .10%
JNL/S&P Moderate Growth Series ......................      .10%      .10%     .10%      .10%     .10%      .10%     .10%      .10%
JNL/S&P Aggressive  Growth Series ...................      .10%      .10%     .10%      .10%     .10%      .10%     .10%      .10%
JNL/S&P Conservative Growth Series I ................      .10%      .10%     .10%      .10%     .10%      .10%     .10%      .10%
JNL/S&P Moderate Growth Series I ....................      .10%      .10%     .10%      .10%     .10%      .10%     .10%      .10%
JNL/S&P Aggressive  Growth Series I .................      .10%      .10%     .10%      .10%     .10%      .10%     .10%      .10%
JNL/S&P Very Aggressive Growth Series I .............      .10%      .10%     .10%      .10%     .10%      .10%     .10%      .10%
JNL/S&P Equity Growth Series I ......................      .10%      .10%     .10%      .10%     .10%      .10%     .10%      .10%
JNL/S&P Equity Aggressive Growth Series I ...........      .10%      .10%     .10%      .10%     .10%      .10%     .10%      .10%
JNL/S&P Conservative Growth Series II ...............      .10%      .10%     .10%      .10%     .10%      .10%     .10%      .10%
JNL/S&P Moderate Growth Series II ...................      .10%      .10%     .10%      .10%     .10%      .10%     .10%      .10%
JNL/S&P Aggressive  Growth Series II ................      .10%      .10%     .10%      .10%     .10%      .10%     .10%      .10%
JNL/S&P Very Aggressive Growth Series II ............      .10%      .10%     .10%      .10%     .10%      .10%     .10%      .10%
JNL/S&P Equity Growth Series II .....................      .10%      .10%     .10%      .10%     .10%      .10%     .10%      .10%
JNL/S&P Equity Aggressive Growth Series II ..........      .10%      .10%     .10%      .10%     .10%      .10%     .10%      .10%


                                                        $350 TO    OVER
(M - MILLIONS)                                           $500M    $500 M
--------------                                           -----    ------
JNL/Alger Growth Series .............................      .50%      .45%
JNL/Eagle Core Equity Series ........................      .30%      .30%
JNL/Eagle SmallCap Equity Series ....................      .45%      .40%
JNL/J.P. Morgan Enhanced S&P 500 Stock
  Index Series ......................................      .30%      .30%
JNL/J.P. Morgan International & Emerging
  Markets Series ....................................      .40%      .40%
JNL/Janus Aggressive Growth Series ..................      .50%      .45%
JNL/Janus Balanced Series ...........................      .50%      .45%
JNL/Janus Capital Growth Series .....................      .50%      .45%
JNL/Janus Global Equities Series ....................      .50%      .45%
JNL/Janus Growth & Income Series ....................      .50%      .45%
JNL/PIMCO Total Return Bond Series ..................      .25%      .25%
JNL/Putnam Growth Series ............................      .35%      .35%
JNL/Putnam International Equity Series ..............      .45%      .45%
JNL/Putnam Midcap Growth Series .....................      .45%      .45%
JNL/Putnam Value Equity Series ......................      .35%      .35%
Lazard/JNL Mid Cap Value Series .....................      .45%      .45%
Lazard/JNL Small Cap Value Series ...................     .475%     .475%
PPM America/JNL Balanced Series .....................      .15%     .125%
PPM America/JNL High Yield Bond Series ..............      .15%     .125%
PPM America/JNL Money Market Series .................      .10%     .075%
Salomon Brothers/JNL Balanced Series ................      .25%      .25%
Salomon Brothers/JNL Global Bond Series .............      .30%      .25%
Salomon Brothers/JNL High Yield Bond  Series ........      .25%      .25%
Salomon Brothers/JNL U.S. Government &
  Quality Bond Series ...............................      .15%      .10%
T. Rowe Price/JNL Value Series ......................      .40%      .40%
JNL/S&P Conservative Growth Series ..................      .10%     .075%
JNL/S&P Moderate Growth Series ......................      .10%     .075%
JNL/S&P Aggressive  Growth Series ...................      .10%     .075%
JNL/S&P Conservative Growth Series I ................      .10%     .075%
JNL/S&P Moderate Growth Series I ....................      .10%     .075%
JNL/S&P Aggressive  Growth Series I .................      .10%     .075%
JNL/S&P Very Aggressive Growth Series I .............      .10%     .075%
JNL/S&P Equity Growth Series I ......................      .10%     .075%
JNL/S&P Equity Aggressive Growth Series I ...........      .10%     .075%
JNL/S&P Conservative Growth Series II ...............      .10%     .075%
JNL/S&P Moderate Growth Series II ...................      .10%     .075%
JNL/S&P Aggressive  Growth Series II ................      .10%     .075%
JNL/S&P Very Aggressive Growth Series II ............      .10%     .075%
JNL/S&P Equity Growth Series II .....................      .10%     .075%
JNL/S&P Equity Aggressive Growth Series II ..........      .10%     .075%


                                         $0 TO    $10 TO   $20 TO    $40 TO    OVER
                                         $10 M    $20 M     $40 M    $60 M     $60M
                                         -----    -----     -----    -----     ----
JNL/Alliance Growth Series                 .90%      .75%    .625%     .375%     .25%

                                         $0 TO    $20 TO   $50 TO     OVER
                                         $20 M    $50 M    $200 M    $200M
                                         -----    -----    ------    -----
T. Rowe Price/JNL Established Growth       .45%     .40%     .40%*    .40%
Series
T. Rowe Price/JNL Mid-Cap Growth Series    .60%     .50%     .50%*    .50%

--------------------------------------------------------------------------------
* When average net assets exceed this amount, the sub-advisory fee asterisked is applicable to all assets in this Series.

     ADMINISTRATIVE FEE - In addition to the investment advisory fee, each Series except the JNL/S&P Series, pays to JNFS an Administrative Fee of .10% of the average daily net assets of the Series. The JNL/S&P Series do not pay an Administrative Fee. In return for the fee, JNFS provides or procures all necessary administrative functions and services for the operation of the Series. In accordance with the agreement, JNFS is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing, trustee fees, and all other services necessary for the operation of each Series. Each Series is responsible for trading expenses including brokerage commissions, interest and taxes.
     During the period ended June 30, 2000, JNL/Alger Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/Putnam International Equity Series and T. Rowe Price/JNL Established Growth Series, paid, $365, $1, $2, $3 and $1, in thousands respectively, to affiliates of the Series for brokerage fees on the execution of purchases and sales of portfolio investments.

NOTE 4.  FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S.
Government.

NOTE 5.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     At December 31, 1999, the following Series had accumulated net realized capital loss carryovers for U.S. federal income tax purposes which may be used to offset future realized capital gains:


                                                                AMOUNT          YEAR(S) OF
                                                               (000'S)          EXPIRATION
                                                            ---------------   -----------------

JNL/J.P. Morgan International & Emerging Markets Series ...     $       85       2007
JNL/Janus Growth & Income Series ..........................            439       2006, 2007
JNL/PIMCO Total Return Bond Series ........................            161       2007
JNL/S&P Conservative Growth Series II .....................            490       2006
Lazard/JNL Small Cap Value Series .........................             91       2006
PPM America/JNL High Yield Bond Series ....................          4,664       2007
Salomon Brothers/JNL Balanced Series ......................             62       2006, 2007
Salomon Brothers/JNL Global Bond Series ...................          1,661       2006, 2007
Salomon Brothers/JNL Global Bond Series ...................         1,661        2006, 2007
Salomon Brothers/JNL High Yield Bond Series ...............            229       2006, 2007
Salomon Brothers/JNL U.S. Government
  & Quality Bond Series ...................................          1,021       2007